UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
The Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104
(Address of principal executive offices) (Zip code)
Randall W. Merk
The Charles Schwab Family of Funds
101 Montgomery Street, San Francisco, California 94104
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2007
Item 1: Report(s) to Shareholders.

Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

Annual Report
December 31, 2007

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment strategy. Years of research have indicated that spreading your money across different asset classes, such as stocks, bonds, and cash equivalents can be the most important factor in weathering market volatility and determining portfolio performance.

Schwab Funds provides an uncomplicated and effective way to build a well diversified portfolio. You can choose from a range of funds with distinct investment objectives and styles to develop your own individual asset allocation strategy. Or, if you prefer a single investment solution, Schwab offers asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With quality funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present your Schwab money fund annual report for the period ended December 31, 2007. In returning to my role as President and CEO of Charles Schwab Investment Management, I would like to thank you for investing in Schwab Funds and share my thoughts with you on the current market environment.

Although the economy grew at a robust pace during the second and third quarters, there was a reemergence of market volatility during the latter half of the year. Increased defaults on subprime loans engendered risk aversion throughout the fixed income market, driving up treasury prices and pushing down the prices of very high-quality, non-treasury securities. All asset-backed and mortgage-backed securities seemed to get painted with the same broad brush, despite the fact that subprime mortgages represented a very small fraction of the sector.

In light of this, I want to assure you that we remain committed to a comprehensive analysis of all fund portfolio holdings, while implementing an investment strategy that relies on time-tested fundamentals. For all our money market funds, we perform our own ongoing and independent analysis of the credit worthiness of each security purchased, and employ an investment process that emphasizes liquidity, high-quality investments and diversification.

We will continue to manage our funds consistent with the tenets of successful investing—rigorous research, guided by long-term perspective and prudence. Thank you for your continued trust and support.

Sincerely,

2 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

The Investment Environment and the Funds

Kevin Shaughnessy (left) CFA, managing director and senior portfolio manager, is responsible for the management of the funds.

John Shelton (right) CFA, portfolio manager, has day-to-day responsibility for management of the funds.

Despite continued expansion of the U.S. economy and growth in the market throughout the past year, the reporting period proved to be unnervingly volatile with strong economic headwinds developing in the third and fourth quarters. Falling home prices, a credit crunch, and high oil prices were among the myriad forces acting to curtail consumer spending and erode investor confidence in the marketplace. A tightening of lending standards and reduced liquidity caused by credit turmoil acted to further slow economic growth, but whether or not these events have the potential to precipitate a full-blown recession remains uncertain.

Opening the year with a mere 0.6% growth in Gross Domestic Product (GDP), the economy surged ahead in the second and third quarters. GDP rose 3.8% in the second quarter, and 4.9% in the third quarter, buoyed by strength in exports, personal consumption expenditures, and private inventory investment. However, estimates for the fourth quarter placed GDP growth at a tepid 1.5% or less, reflecting a significant downturn in economic growth rates, and indicating that trouble in the housing and credit markets has finally taken its toll. While higher energy prices and credit woes suppressed consumer spending and cut into GDP numbers, a healthy demand for exports spurred by a decline in the dollar helped to partially offset these domestic concerns.

Since peaking in early 2002, the U.S. dollar has declined in value by more than 24% making exports more affordable to foreign buyers, but raising concerns over inflation. An increase in net exports throughout 2007 accounted for about a third of GDP growth in the second and third quarters. Real exports of goods and services increased 19.1% in the third quarter, compared to a 7.5% increase in the second. While a weak dollar has stimulated exports, it has raised serious concerns over inflation as energy prices continue to rise. The Consumer Price Index rose by 0.8% in November, fueled by a 5.7% jump in energy prices, while the core index increased by 0.3%. Inclusive of energy prices, inflation outpaced a 2.8% growth in wages during the period.

Of greatest concern to investors during the latter half of this period was the market volatility created in large part by trouble in the housing market and the resulting credit crunch. From 1995 to 2006, housing prices outpaced inflation by 70% creating around 4 to 8 trillion dollars in new wealth - a figure that ultimately proved unsustainable. In May 2007, sales of new homes declined by 1.6% to a seasonally adjusted annual rate of 915,000 units, making waves in the market as inventory increased and prices fell. In November, new home sales declined by an astounding 9% to 647,000 units, the largest drop in 12 years. As housing prices fell, homeowners became less able to leverage their homes as a source of cash.

Subprime borrowers, those with below-average credit ratings, were disproportionately affected in the correction. Although subprime adjustable rate mortgages accounted for just 6.8% of outstanding loans in the U.S., they represented 43% of foreclosures in the third quarter of 2007. In many cases the credit and risk of these loans was passed from the original lender to third-party investors in the form of mortgage-backed securities. With the increase in defaults on subprime loans, all asset-backed and mortgage-backed securities in the market seemed to get caught in the turmoil, despite the fact that subprime mortgages represented a very small fraction of the sector. Even very high-quality securities were rapidly unloaded as investors fled to safer investments, such as U.S. Treasuries. As a result, lending was disrupted between major banks and other financial institutions that were heavily invested in subprime, collateralized debt obligations (CDOs), and structured investment vehicles (SIVs).

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 3

The Investment Environment and the Funds continued

While the subprime debacle and corresponding credit crisis has yet to fully percolate throughout the economy, measures to control the effects are already in place. Banks, the U.S. Government, and other lending institutions were quick to initiate damage control measures by manipulating lending rates, developing stricter lending standards, and reorganizing outstanding debt. Action by the Fed resulted in a 100 basis point drop in interest rates during the latter half of the year, moving rates from 5.25% to 4.25%. Though some investors had hoped for a greater reduction, the Fed remained cautious of bringing the rates down too far as inflationary pressures mounted. Even though the financial sector was relatively quick in its implementation of crisis management techniques, lingering liquidity issues as well as souring investor sentiment and the perceived threat of a recession proved to be more than enough to take the wind out of economic sails in the fourth quarter.

Closing out 2007, economic indicators remained decidedly mixed in November and December. The Dow Jones Industrial Average finished 2007 up 6.4% for the year, but posted its first fourth quarter decline in ten years. Financial stocks helped lead the decline in the fourth quarter, with many large banks and other financial corporations taking huge losses, as mortgage woes wormed their way through corporate balance sheets. In commodities, oil and gold continued to rise, sparking inflationary concerns as oil went over $100 a barrel for the first time. On the positive side, data showed that factory orders were up 1.5% in November and that new jobs were created in December, throwing some upbeat reports into a downbeat marketplace.

The Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund generally maintained a weighted average maturity that was neutral to short relative to their peer groups. With an emphasis toward attractively priced weekly variable rate notes, the funds were able to add value throughout the year in spite of general market volatility. During the third quarter, as it became apparent that the Fed would have to ease monetary policy, the funds increased their exposure to one-year municipal notes, extending their weighted average maturity as short-term municipal yields declined.

Overall, the investment environment during the reporting period proved to be highly unusual for money funds as the markets reacted to subprime and credit turmoil. During the first half of the year, yields on municipal notes maturing 6-12 months were range bound, but dropped when the Fed lowered the Fed Funds Rate. In the latter half of the year, municipal fixed-rate notes fell approximately 80 basis points in response to a 100 basis point reduction in the Fed Funds Rate. In an environment characterized by falling yields, issuance of short-term municipal securities increased for the year. The term structure of tax-exempt money market yields maturing from 1 week to 13 months started out positive and then ended the year inverted. The Bond Market Association Municipal Index averaged 3.67%, while one-year notes averaged 3.51%.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Performance and Fund Facts as of 12/31/07

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

					AMT Tax-Free
	Municipal Money Fund				Money Fund

		Value				Value
	Sweep	Advantage	Select	Institutional	Sweep	Advantage
	Shares	Sharestm	Shares®	Shares	Shares	Sharestm
Ticker Symbol	SWXXX	SWTXX	SWLXX	SWOXX	SWFXX	SWWXX

Seven-Day Yield[1]	2.85%	2.99%	3.09%	3.20%	2.80%	2.98%

Seven-Day Yield—No Waiver[2]	2.66%	2.79%	2.79%	2.79%	2.46%	2.59%

Seven-Day Effective Yield[1]	2.89%	3.04%	3.14%	3.26%	2.83%	3.02%

Seven-Day Taxable-Equivalent Effective Yield[1,3]	4.45%	4.68%	4.83%	5.02%	4.35%	4.65%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Weighted Average Maturity	30 days	29 days

Credit Quality of Holdings % of portfolio	100% Tier 1	100% Tier 1

Credit-Enhanced Securities % of portfolio	70%	60%

Minimum Initial Investment[4]
Sweep Investments®	*	*
Value Advantage Sharestm	$25,000	$25,000
($15,000 for IRA and custodial accounts)[5]
Select Shares	$1,000,000	n/a
Institutional Shares	$3,000,000	n/a

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.
[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[3]	Taxable-equivalent effective yield assumes a 2007 maximum federal regular income tax rate of 35.00%. Investment income may be subject to the Alternative Minimum Tax.
[4]	Please see prospectus for further detail and eligibility requirements.
[5]	Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2007 and held through December 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/07	at 12/31/07	7/1/07 -12/31/07

Schwab Municipal Money Fundtm
Sweep Shares
Actual Return	0.59%	$1,000	$1,015.40	$3.00
Hypothetical 5% Return	0.59%	$1,000	$1,022.23	$3.01
Value Advantage Sharestm
Actual Return	0.45%	$1,000	$1,016.10	$2.29
Hypothetical 5% Return	0.45%	$1,000	$1,022.94	$2.29
Select Shares®
Actual Return	0.35%	$1,000	$1,016.70	$1.78
Hypothetical 5% Return	0.35%	$1,000	$1,023.44	$1.79
Intistutional Shares
Actual Return	0.24%	$1,000	$1,017.20	$1.22
Hypothetical 5% Return	0.24%	$1,000	$1,024.00	$1.22

Schwab AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.63%	$1,000	$1,015.20	$3.20
Hypothetical 5% Return	0.63%	$1,000	$1,022.03	$3.21
Value Advantage Shares
Actual Return	0.45%	$1,000	$1,016.10	$2.29
Hypothetical 5% Return	0.45%	$1,000	$1,022.94	$2.29

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Schwab Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
Sweep Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per–Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.02	0.01	(0.00)[1]

Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[1]

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	3.12	2.83	1.79	0.60	0.46

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	0.64	0.65	0.66	0.66
Gross operating expenses	0.68	0.81	0.82	0.81	0.81
Net investment income (loss)	3.07	2.79	1.77	0.60	0.46
Net assets, end of period ($ x 1,000,000)	8,491	7,230	7,467	7,563	7,494

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
Value Advantage Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per–Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.02	0.01	0.01

Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	3.27	3.03	2.00	0.81	0.68

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.55	0.58	0.59	0.58	0.58
Net investment income (loss)	3.22	2.98	1.97	0.80	0.68
Net assets, end of period ($ x 1,000,000)	2,786	2,798	3,007	3,245	3,901

1 Per-share amount was less than $0.01.

See financial notes 7

Financial Highlights continued

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	6/2/03[1]-
Select Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.02	0.01	(0.00)[2]

Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	3.37	3.13	2.10	0.92	0.39	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	0.35	0.35	0.35	0.35	[4]
Gross operating expenses	0.55	0.58	0.59	0.58	0.58	[4]
Net investment income (loss)	3.31	3.10	2.11	0.93	0.68	[4]
Net asset, end of period ($ x 1,000,000)	1,428	1,244	966	727	474

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	6/2/03[1]-
Institutional Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per—Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.02	0.01	(0.00)[2]

Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	3.48	3.25	2.21	1.03	0.45	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	0.24	0.24	0.24	0.24	[4]
Gross operating expenses	0.55	0.58	0.59	0.58	0.58	[4]
Net investment income (loss)	3.41	3.21	2.20	1.08	0.80	[4]
Net assets, end of period ($ x 1,000,000)	3,840	2,494	1,783	1,459	718

1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.

8 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

100.8%		Municipal Securities	16,681,165	16,681,165

100.8%		Total Investments	16,681,165	16,681,165
(0	.8)%	Other Assets and Liabilities		(136,753)

100.0%		Net Assets		16,544,412

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 100.8% of net assets

Alabama 1.1%

Alabama
GO Series 2007A
3.51%, 01/03/08 (a)(b)(c)(d)	6,275	6,275
Alabama Housing Finance Auth
S/F Mortgage RB Series 2006H
3.66%, 01/03/08 (a)	5,830	5,830
Alabama Municipal Funding Corp
Municipal Funding Notes Master Series 2006A
3.44%, 01/03/08 (a)(b)	19,915	19,915
Alabama Public School & College Auth
Capital Improvement Bonds Series 2007
3.48%, 01/03/08 (a)(c)(d)	21,040	21,040
Alabama Special Care Facility Finance Auth
RB (Ascension Health Senior Credit Group) Series 2006D
3.50%, 01/03/08 (a)(c)(d)	8,000	8,000
Bessemer Medical Clinic Board
RB Series 1990A
3.59%, 01/03/08 (a)(b)(c)(d)	10,865	10,865
Birmingham Public Educational Building Auth
Student Housing RB Series 2005A
3.44%, 01/03/08 (a)(b)	6,415	6,415
Daphne Utilities Board
Water, Gas & Sewer Refunding RB Series 2000
3.45%, 01/03/08 (a)(b)(c)	6,605	6,605
Decatur IDB
Exempt Facilities Refunding RB (Nucor Steel Decatur) Series 2003A
3.59%, 01/02/08 (a)	17,000	17,000
Hoover Board of Education
Capital Outlay TAN Series 2001
3.49%, 01/03/08 (a)(b)(c)(d)	14,810	14,810
Indian Springs Village
RB (Joseph Bruno Montessori Academy) Series 1999
3.36%, 01/02/08 (a)(b)	1,050	1,050
Jefferson Cnty Public Building Auth
Lease Revenue Warrants Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	10,305	10,305
Lower Alabama Gas District
Gas Supply RB Series 2007A
3.50%, 01/03/08 (a)(c)	20,000	20,000
Mobile Board of Water & Sewer
RB Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	10,170	10,170
Montgomery Cnty Public Building Auth
Revenue Warrants Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	5,385	5,385
Montgomery Downtown Redevelopment Auth
Bonds (Southern Poverty Law Center) Series 2000
3.57%, 01/03/08 (a)	15,000	15,000
Montgomery IDB
Pollution Control & Solid Waste Disposal Refunding RB (General Electric Co) Series 2005
3.67%, 01/02/08 (a)	2,000	2,000
Scottsboro
School Warrants Series 1997
3.44%, 01/03/08 (a)(b)	2,960	2,960
Tuscaloosa Cnty
IDRB (Knight Specialties) Series 1998
3.55%, 01/02/08 (a)(b)	775	775

		184,400

Alaska 0.5%

Alaska Housing Finance Corp
Collateralized Bonds (Veteran Mortgage Program) 2006 First Series A2
3.51%, 01/03/08 (a)(c)(d)	5,500	5,500
3.51%, 01/03/08 (a)(c)(d)	9,655	9,655
General Mortgage RB Series 2002A
3.50%, 01/03/08 (a)(c)(d)	5,995	5,995
Mortgage RB Series 1999A2
3.54%, 01/03/08 (a)(c)(d)	4,840	4,840
State Capital Project Bonds Series 2006A
3.80%, 07/10/08 (b)(c)(d)	27,795	27,795

See financial notes 9

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Anchorage
GO Refunding Bonds Series 2007B
3.50%, 01/03/08 (a)(b)(c)(d)	11,315	11,315
Valdez
Marine Terminal Refunding RB (BP Pipelines Inc) Series 2003A
3.75%, 01/02/08 (a)	4,000	4,000
Marine Terminal Refunding RB (Exxon Pipeline Co) Series 1993A
3.60%, 01/02/08 (a)	2,800	2,800
Marine Terminal Refunding RB (Exxon Pipeline Co) Series 1993B
3.60%, 01/02/08 (a)	4,500	4,500

		76,400

Arizona 1.6%

Arizona Health Facilities Auth
RB (Banner Health) Series 2007B
3.51%, 01/03/08 (a)(c)(d)	32,170	32,170
Arizona School Facilities Board
COP Series 2005A 2&3
3.55%, 01/03/08 (a)(b)(c)(d)	9,825	9,825
Arizona SD
TAN Series 2007
3.64%, 07/30/08	16,500	16,579
Chandler
GO Bonds Series 2007
3.48%, 01/03/08 (a)(c)(d)	10,510	10,510
Glendale IDA
CP Revenue Notes (Midwestern Univ Financing Program)
3.55%, 01/07/08 (b)	6,000	6,000
Maricopa Cnty IDA
M/F Mortgage Refunding RB (San Fernando Apts) Series 2004
3.52%, 01/03/08 (a)(b)	7,750	7,750
Maricopa Cnty USD #48
GO Refunding Bonds Series 2007
3.48%, 01/03/08 (a)(c)(d)	19,905	19,905
Phoenix Civic Improvement Corp
Jr Lien Wastewater System RB Series 2007
3.48%, 01/03/08 (a)(b)(c)(d)	10,365	10,365
Sr Lien Excise Tax Refunding RB Series 2007
3.49%, 01/03/08 (a)(c)(d)	9,857	9,858
Subordinated Excise Tax RB (Airport Improvements) Series 1995
3.53%, 01/02/08 (a)(b)	1,000	1,000
Subordinated Excise Tax RB (Civic Expansion) Series 2005A
3.50%, 01/03/08 (a)(b)(c)(d)	4,675	4,675
Subordinated Excise Tax RB Series 2005A
3.53%, 01/03/08 (a)(b)(c)(d)	6,885	6,885
Phoenix IDA
Government Office Lease Refunding RB (Capitol Mall) Series 2005
3.50%, 01/03/08 (a)(b)(c)(d)	6,225	6,225
M/F Refunding RB (Paradise Lakes Apts) Series 2007A
3.46%, 01/03/08 (a)(b)	17,500	17,500
M/F Refunding RB (Paradise Lakes Apts) Series 2007B
3.52%, 01/03/08 (a)(b)	16,000	16,000
S/F Mortgage Draw-Down RB Series 2005A
3.54%, 01/03/08 (a)(c)(d)	1,760	1,760
Pima Cnty
GO Bonds Series 2007
3.51%, 01/03/08 (a)(b)(c)(d)	5,320	5,320
Salt River Pima-Maricopa Indian Community
Bonds Series 2005
3.48%, 01/03/08 (a)(b)	25,981	25,981
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2006A
3.50%, 01/03/08 (a)(c)(d)	34,560	34,560
Scottsdale IDA
Hospital RB (Scottsdale Healthcare) Series 2006G
3.50%, 01/03/08 (a)(b)(c)(d)	3,000	3,000
Scottsdale Municipal Property Corp
Excise Tax Refunding RB Series 2006
3.51%, 01/03/08 (a)(c)(d)	4,595	4,595
Tempe IDA
RB (ASUF Brickyard) Series 2004A
3.48%, 01/03/08 (a)(b)	1,885	1,885
Tucson
Refunding RB Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	7,195	7,195

		259,543

Arkansas 0.1%

Arkansas Development Finance Auth
IDRB (C&C Holding Co) Series 1998
3.58%, 01/03/08 (a)(b)	370	370
Independence Cnty
IDRB (Townsends) Series 1996
3.52%, 01/02/08 (a)(b)	9,000	9,000
Univ of Arkansas
Various Facilities RB (UAMS Campus) Series 2006
3.53%, 01/03/08 (a)(b)(c)(d)	14,565	14,565

		23,935

10 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

California 2.6%

Association of Bay Area Governments
M/F Housing RB (Crossing Apts) Series 2002A
3.45%, 01/03/08 (a)(b)	3,000	3,000
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2006A1
3.22%, 01/03/08 (a)(b)(c)	16,550	16,550
California
RAN
3.37%, 06/30/08 (g)	300,000	300,918
California Economic Development Financing Auth
Airport Facilities RB (Mercury Air Group) Series 1998
3.43%, 01/03/08 (a)(b)	10,000	10,000
California HFA
Home Mortgage RB Series 2001N
3.70%, 01/02/08 (a)(b)(c)	1,180	1,180
Home Mortgage RB Series 2003K
3.45%, 01/02/08 (a)(c)	32,685	32,685
Home Mortgage RB Series 2003M
3.70%, 01/02/08 (a)(c)	2,600	2,600
Home Mortgage RB Series 2005B
3.42%, 01/02/08 (a)(c)	15,000	15,000
Home Mortgage RB Series 2007H
3.66%, 01/02/08 (a)(c)	14,455	14,455
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A
3.53%, 01/03/08 (a)(b)(c)(d)	33,940	33,940
Los Angeles
M/F Housing RB (Fountain Park Phase II) Series 2000B
3.45%, 01/03/08 (a)(b)	1,000	1,000

		431,328

Colorado 3.8%

Arapahoe Cnty
Refunding IDRB (Denver Jetcenter) Series 1997
3.75%, 01/01/08 (a)(b)	3,500	3,500
Arvada
Water Enterprise RB Series 2001
3.65%, 01/02/08 (a)(b)(c)	3,525	3,525
Aurora
First Lien Water Improvement RB Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	29,870	29,870
Centerra Metropolitan District #1
RB Series 2004
3.45%, 01/03/08 (a)(b)	10,000	10,000
Colorado
General Fund TRAN Series 2007A
3.70%, 06/27/08	25,000	25,064
3.71%, 06/27/08	50,000	50,127
TRAN Series 2007B
2.90%, 08/05/08	60,000	60,017
Colorado Health Facilities Auth
Hospital Revenue RB (NCMC Inc) Series 2005
3.47%, 01/02/08 (a)(b)(c)	5,500	5,500
Colorado HFA
Economic Development RB (Pemracs) Series 2000A
3.60%, 01/03/08 (a)(b)	2,335	2,335
RB Series 2006A
3.50%, 01/03/08 (a)(c)(d)	21,030	21,030
S/F Mortgage Class II Bonds Series 2006C3
3.63%, 01/03/08 (a)(c)(d)	27,100	27,100
Colorado Springs Utilities System
Subordinate Lien Improvement & Refunding RB Series 2006A
3.42%, 01/03/08 (a)(c)	3,500	3,500
Utilities System Improvement & Refunding RB Series 2007B
3.37%, 01/03/08 (a)(c)	48,475	48,475
Colorado Student Loan Auth
Sr Lien RB Series 1999A2
3.55%, 01/02/08 (a)(b)(c)	3,400	3,400
Dawson Ridge Metropolitan District #1
Limited Tax Refunding Bonds Series 1992A
3.75%, 01/28/08 (a)(c)(d)	9,820	9,820
Denver City & Cnty
Airport System RB Series 1992G
3.50%, 01/02/08 (a)(b)	2,000	2,000
Airport System RB Series 2005A
3.58%, 01/03/08 (a)(b)(c)(d)	7,175	7,175
3.92%, 01/03/08 (a)(b)(c)(d)	30,210	30,210
Airport System RB Series 2007A
3.55%, 01/03/08 (a)(b)(c)(d)	10,250	10,250
3.57%, 01/03/08 (a)(b)(c)(d)	34,175	34,175
Airport System RB Series 2007D
3.51%, 01/03/08 (a)(b)(c)(d)	4,110	4,110
3.54%, 01/03/08 (a)(b)(c)(d)	9,045	9,045
3.62%, 01/03/08 (a)(b)(c)(d)	7,170	7,170
3.64%, 01/03/08 (a)(b)(c)(d)	6,320	6,320
Airport System Refunding RB Series 2001A
3.54%, 01/03/08 (a)(b)(c)(d)	8,355	8,355
RB Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	33,360	33,360
Denver Department of Aviation
Airport System RB Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	19,000	19,000
Park Creek Metropolitan District
Jr Subordinate RB Series 2005
3.50%, 01/03/08 (a)(c)(d)	3,205	3,205
Regional Transportation District
Sales Tax RB (FasTracks) Series 2006A
3.50%, 01/03/08 (a)(b)(c)(d)	8,615	8,615

See financial notes 11

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Sales Tax Refunding RB (FasTracks) Series 2007A
3.49%, 01/03/08 (a)(b)(c)(d)	16,790	16,790
3.49%, 01/03/08 (a)(b)(c)(d)	18,085	18,085
3.49%, 01/03/08 (a)(b)(c)(d)	27,905	27,905
3.49%, 01/03/08 (a)(b)(c)(d)	16,830	16,830
3.49%, 01/03/08 (a)(b)(c)(d)	29,700	29,700
Thompson SD R2-J
GO Bonds Series 2005
3.51%, 01/03/08 (a)(b)(c)(d)	4,167	4,167
Univ of Colorado Hospital Auth
RB Series 2006B
3.50%, 01/03/08 (a)(b)(c)(d)	16,500	16,500
Westminster Economic Development Auth
Tax Increment RB (Westminster Plaza) Series 1997A
3.60%, 01/03/08 (a)(b)	5,660	5,660

		621,890

Connecticut 0.3%

Connecticut Health & Educational Facilities Auth
RB (Yale Univ) Series Z-1
3.48%, 01/03/08 (a)(c)(d)	51,760	51,760
Connecticut HFA
Mortgage Finance Bonds Series G2
3.54%, 01/03/08 (a)(c)(d)	4,780	4,780
S/F Mortgage Draw Down RB Series 2004B
3.49%, 01/03/08 (a)(b)(c)(d)	40	40

		56,580

Delaware 0.3%

Delaware Economic Development Auth
RB (Delaware State Univ) Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	12,005	12,005
Delaware Housing Auth
Sr Mortgage RB Series 2007D1
3.60%, 01/02/08 (a)(c)	9,975	9,975
Delaware Solid Waste Auth
RB Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	1,235	1,235
Delaware State Transportation Auth
Transportation System Sr RB Series 2006
3.60%, 01/03/08 (a)(b)(c)(d)	3,170	3,170
New Castle Cnty
M/F Rental Housing RB (Fairfield English Village) Series 2005
3.52%, 01/03/08 (a)(b)	8,500	8,500
Sussex Cnty
IDRB (Perdue-Agrirecycle) Series 2000
3.49%, 01/02/08 (a)(b)	5,300	5,300
RB (Baywood) Series 1997A
3.63%, 01/02/08 (a)(b)	2,400	2,400
Wilmington
GO Bonds Series 2006B
3.43%, 01/03/08 (a)(b)(c)	7,520	7,520

		50,105

District of Columbia 2.2%

District of Columbia
GO Bonds Series 2007A
3.51%, 01/03/08 (a)(b)(c)(d)	15,435	15,435
3.54%, 01/03/08 (a)(b)(c)(d)	18,885	18,885
GO Bonds Series 2007C
3.48%, 01/03/08 (a)(b)(c)(d)	8,490	8,490
3.50%, 01/03/08 (a)(b)(c)(d)	21,235	21,235
GO Refunding Bonds Series 2005B
3.50%, 01/02/08 (a)(b)(c)(d)	16,230	16,230
RB (American Psychological Association) Series 2003
3.50%, 01/03/08 (a)(b)	2,560	2,560
RB (St Coletta Special Education Public Charter School) Series 2005
3.48%, 01/03/08 (a)(b)	4,105	4,105
District of Columbia Water & Sewer Auth
Public Utility Subordinated Lien RB Series 2007A
3.54%, 01/03/08 (a)(b)(c)(d)	27,225	27,225
3.54%, 01/03/08 (a)(b)(c)(d)	15,000	15,000
Metropolitan Washington Airports Auth
Airport System RB Series 2006B
3.58%, 01/03/08 (a)(b)(c)(d)	12,496	12,496
Airport System RB Series 2007B
3.55%, 01/02/08 (a)(b)(c)(d)	33,310	33,310
3.51%, 01/03/08 (a)(b)(c)(d)	11,950	11,950
3.58%, 01/03/08 (a)(b)(c)(d)	15,000	15,000
Airport System Refunding RB Series 1999A & 2003A
3.63%, 01/03/08 (a)(b)(c)(d)	8,195	8,195
Airport System Refunding RB Series 2007A
3.54%, 01/03/08 (a)(b)(c)(d)	7,700	7,700
Flexible Term PFC Revenue Notes Series C
3.00%, 02/12/08 (b)	30,000	30,000
2.97%, 02/19/08 (b)	15,000	15,000
Flexible Term PFC Revenue Notes Series D
3.50%, 03/14/08 (b)	30,000	30,000
RB Series 2005A
3.55%, 01/02/08 (a)(b)(c)(d)	6,575	6,575
RB Series 2006A
3.53%, 01/03/08 (a)(b)(c)(d)	9,000	9,000
RB Series 2007B
3.62%, 01/03/08 (a)(b)(c)(d)	13,965	13,965
Refunding RB Series 2002C
3.48%, 01/02/08 (a)(b)(c)	1,625	1,625
Refunding RB Series 2004D
3.62%, 01/03/08 (a)(b)(c)(d)	2,355	2,355

12 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

National Capital Revitalization Corp
RB (DC USA Parking Garage) Series 2006
3.59%, 01/03/08 (a)(b)(c)(d)	34,430	34,430

		360,766

Florida 10.3%

Alachua Cnty Health Facilities Auth
RB (Shands Hospital) Series 1992R
3.48%, 01/03/08 (a)(b)(c)(d)	60,330	60,330
Brevard Cnty HFA
M/F Housing Refunding RB (Shore View Apts) Series 1995
3.45%, 01/03/08 (a)(b)	1,900	1,900
Broward Cnty
Subordinate Port Facilities Refunding RB (Port Everglades) Series 1998
3.48%, 01/03/08 (a)(b)(c)	7,460	7,460
Broward Cnty HFA
M/F Housing RB (Sawgrass Pines Apts) Series 1993A
3.50%, 01/03/08 (a)(b)	11,000	11,000
Broward Cnty SD
School Board COP Series 2005B
3.48%, 01/03/08 (a)(b)(c)	6,780	6,780
Charlotte Cnty HFA
M/F Housing RB (Murdock Circle Apts) Series 2000
3.76%, 01/02/08 (a)(b)	3,200	3,200
Citizens Property Insurance Corp
High-Risk Account Sr Secured Refunding Bonds Series 2007A
3.68%, 03/01/08 (b)	6,000	6,013
Collier Cnty
IDRB (Ave Maria Utility Co) Series 2005
3.49%, 01/02/08 (a)(b)	10,000	10,000
Dade Cnty
Water & Sewer System RB Series 1994
3.46%, 01/02/08 (a)(b)(c)(f)	76,060	76,060
Dade Cnty IDA
IDRB (South Florida Stadium Corp) Series 1985C
3.30%, 01/02/08 (a)(b)	1,050	1,050
Escambia HFA
S/F Mortgage RB Series 2001A
3.52%, 01/03/08 (a)(b)(c)(d)	2,170	2,170
S/F Mortgage RB Series 2002A1
3.52%, 01/03/08 (a)(c)(d)	3,310	3,310
Florida Board of Education
Capital Outlay Bonds
3.60%, 01/03/08 (a)(b)(c)(d)	34,830	34,830
Capital Outlay Bonds Series 1999C
3.50%, 01/03/08 (a)(c)(d)	17,740	17,740
Capital Outlay Bonds Series 2003C
3.49%, 01/03/08 (a)(b)(c)(d)	5,600	5,600
Capital Outlay Bonds Series 2006B
3.48%, 01/03/08 (a)(b)(c)(d)	54,195	54,195
3.50%, 01/03/08 (a)(c)(d)	16,900	16,900
Capital Outlay Bonds Series 2006C
3.50%, 01/03/08 (a)(c)(d)	33,546	33,546
Capital Outlay Bonds Series 2007B
3.50%, 01/03/08 (a)(b)(c)(d)	30,810	30,810
Capital Outlay Refunding Bonds Series 2005C
3.61%, 01/03/08 (a)(c)(d)	15,020	15,020
Florida Department of Environmental Protection
RB (Florida Forever) Series 2003A
3.51%, 01/03/08 (a)(b)(c)(d)	6,720	6,720
Refunding RB (Preservation 2000) Series 1997B
3.50%, 01/03/08 (a)(b)(c)(d)	14,961	14,960
Florida Department of Management Services
Facilities Pool RB Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	9,995	9,995
Florida Dept of Transportation
Turnpike RB
3.60%, 01/03/08 (a)(b)(c)(d)	3,680	3,680
Turnpike RB Series 2000A
3.50%, 01/03/08 (a)(b)(c)(d)	4,000	4,000
Turnpike RB Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	7,000	7,000
3.48%, 01/03/08 (a)(b)(c)(d)	15,000	15,000
3.70%, 01/03/08 (a)(b)(c)(d)	4,395	4,395
Turnpike RB Series 2007A
3.54%, 01/03/08 (a)(b)(c)(d)	41,800	41,800
Florida Development Finance Corp
IDRB (Schmitt Family Partnership) Series 1999A2
3.54%, 01/02/08 (a)(b)	1,500	1,500
IDRB (Sunshine State Christian Homes) Series 1999A3
3.49%, 01/02/08 (a)(b)	1,000	1,000
IDRB Enterprise Bond Program (Pioneer-Ram) Series 1998A3
3.54%, 01/02/08 (a)(b)	680	680
Florida HFA
Homeowner Mortgage RB Series 2000-4
3.52%, 01/01/08 (a)(b)(c)(d)	230	230
Homeowner Mortgage RB Series 2006-4
3.55%, 01/03/08 (a)(c)(d)	9,215	9,215
Homeowner Mortgage RB Series 2007-2
3.63%, 01/03/08 (a)(c)(d)	13,695	13,695
3.63%, 01/03/08 (a)(c)(d)	16,215	16,215
Housing RB (Caribbean Key Apts) Series 1996F
3.49%, 01/02/08 (a)(b)	300	300

See financial notes 13

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Cameron Cove Apts) Series 1985XX
3.49%, 01/02/08 (a)(b)	400	400
M/F Mortgage RB (Clarcona Groves Apts) Series 2005A
3.53%, 01/02/08 (a)(b)	4,250	4,250
M/F Mortgage RB (Lynn Lake Apts) Series 2005B1
3.51%, 01/03/08 (a)(b)	10,100	10,100
M/F Mortgage RB (Pinnacle Pointe Apts) Series 2003N
3.53%, 01/02/08 (a)(b)	2,335	2,335
M/F Mortgage RB (Wexford Apts) Series 2003P
3.53%, 01/02/08 (a)(b)	7,840	7,840
RB (Timberline Apts) Series 1999P
3.48%, 01/02/08 (a)(b)	5,935	5,935
Florida Higher Educational Facilities Financing Auth
RB (St Thomas Univ) Series 2003
3.74%, 01/02/08 (a)(b)	1,135	1,135
Florida Housing Finance Corp
Homeowner Mortgage RB Series 2006-4 & 2007-3
3.58%, 01/03/08 (a)(c)(d)	7,445	7,445
Florida Hurricane Catastrophe Fund Finance Corp
RB
3.60%, 01/03/08 (a)(b)(c)(d)	32,035	32,035
Florida Local Government Finance Commission
Pooled TECP Series 1994A
3.42%, 02/13/08 (b)	16,098	16,098
Gainesville
IDRB (Lifesouth Community Blood Centers) Series 1999
3.44%, 01/02/08 (a)(b)	4,715	4,715
Gainesville Utility System
RB Series 2005C
3.70%, 01/02/08 (a)(c)	2,500	2,500
Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2007A
3.60%, 01/03/08 (a)(b)(c)(d)	33,590	33,590
Gulf Breeze
Local Government Loan Program RB Series 1985C
3.48%, 01/03/08 (a)(b)(c)	960	960
Local Government Loan Program RB Series 1985E
3.48%, 01/03/08 (a)(b)(c)	7,450	7,450
Hillsborough Cnty
COP (Master Lease Program) Series 2007
3.61%, 01/03/08 (a)(b)(c)(d)	5	5
RB Series 2007
3.64%, 01/02/08 (a)(b)(c)(d)	13,015	13,015
Solid Waste & Resource Recovery RB Series 2006A
3.51%, 01/03/08 (a)(b)(c)(d)	9,555	9,555
Hillsborough Cnty Aviation Auth
RB (Tampa International Airport) Series 2003A
3.54%, 01/03/08 (a)(b)(c)(d)	5,495	5,495
Hillsborough Cnty Educational Facilities Auth
RB (Univ of Tampa) Series 2000
3.53%, 01/03/08 (a)(b)	4,900	4,900
Hillsborough Cnty HFA
M/F Housing RB (Claymore Crossing Apts) Series 2005
3.50%, 01/02/08 (a)(b)	1,000	1,000
M/F Housing RB (Lake Kathy Apts) Series 2005
3.50%, 01/03/08 (a)(b)	5,000	5,000
Hillsborough Cnty IDA
Educational Facilities RB (Berkeley Preparatory School) Series 1999
3.44%, 01/02/08 (a)(b)	4,135	4,135
IDRB (Univ Community Hospital) Series 1994
3.61%, 01/03/08 (a)(b)(c)(d)	55,795	55,795
RB (Independent Day School) Series 2000
3.53%, 01/03/08 (a)(b)	700	700
Hillsborough Cnty Port District
Refunding RB (Tampa Port Auth) Series 2005A
3.53%, 01/03/08 (a)(b)(c)(d)	6,634	6,634
Hillsborough Cnty SD
Sales Tax Refunding RB Series 2007
3.49%, 01/03/08 (a)(b)(c)(d)	14,365	14,365
Jacksonville Aviation Auth
Refunding RB Series 2005
3.48%, 01/02/08 (a)(b)(c)	3,900	3,900
Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal High School) Series 2002
3.48%, 01/02/08 (a)(b)	5,000	5,000
RB (Bolles School) Series 1999A
3.50%, 01/03/08 (a)(b)	1,200	1,200
Refunding RB (YMCA of Florida First Coast) Series 2003
3.48%, 01/03/08 (a)(b)	4,550	4,550
Special Facility Airport RB (Holland Sheltair Aviation Group) Series 2004A1
3.53%, 01/03/08 (a)(b)	3,825	3,825
Jacksonville Health Facilities Auth
Hospital RB Series 2003A
3.74%, 01/02/08 (a)(b)	1,600	1,600
RB (River Garden/The Coves) Series 1994
3.50%, 01/03/08 (a)(b)	2,870	2,870
Jacksonville HFA
M/F Housing Refunding RB (St Augustine Apts) Series 2006
3.42%, 01/02/08 (a)(b)	3,300	3,300
Lake Shore Hospital Auth
Health Facility RB (Lake Shore Hospital) Series 1991
3.44%, 01/03/08 (a)(b)	2,800	2,800

14 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Manatee Cnty HFA
M/F Housing RB (La Mirada Gardens) Series 2002A
3.49%, 01/03/08 (a)(b)	4,000	4,000
M/F Housing RB (Sabal Palm Harbor Apts) Series 2000A
3.76%, 01/02/08 (a)(b)	4,200	4,200
Miami
Special Obligation Bonds (Street & Sidewalk Improvement Program) Series 2007
3.64%, 01/02/08 (a)(b)(c)(d)	5,000	5,000
Miami-Dade Cnty
Aviation RB (Miami International Airport) Series 2002
3.70%, 01/03/08 (a)(b)(c)(d)	5,370	5,370
Aviation RB (Miami International Airport) Series 2007A
3.52%, 01/03/08 (a)(b)(c)(d)	7,625	7,625
3.58%, 01/03/08 (a)(b)(c)(d)	22,070	22,070
Aviation TECP (Miami International Airport) Series A
3.50%, 02/05/08 (b)	7,000	7,000
3.10%, 02/14/08 (b)	13,500	13,500
Capital Asset Acquisition Special Obligation Bonds Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	13,155	13,155
GO Bonds Series 2005
3.75%, 03/20/08 (b)(c)(d)	17,030	17,030
Refunding RB Series 2007C
3.55%, 01/02/08 (a)(b)(c)(d)	6,400	6,400
3.53%, 01/03/08 (a)(b)(c)(d)	9,500	9,500
3.59%, 01/03/08 (a)(b)(c)(d)	12,000	12,000
Refunding RB Series 2007C&D
3.50%, 01/03/08 (a)(b)(c)(d)	37,175	37,175
Solid Waste System RB Series 2005
3.50%, 01/03/08 (a)(b)(c)(d)	5,410	5,410
3.50%, 01/03/08 (a)(b)(c)(d)	5,395	5,395
Miami-Dade Cnty Educational Facilities Auth
Refunding RB (Univ of Miami)
3.46%, 01/03/08 (a)(b)(c)(d)	7,615	7,615
Refunding RB (Univ of Miami) Series 2007B
3.49%, 01/03/08 (a)(b)(c)(d)	2,535	2,535
Miami-Dade Cnty IDA
IDRB (Airbus Service Co) Series 1998A
3.49%, 01/03/08 (a)(b)	80	80
IDRB (Tarmac America) Series 2004
3.53%, 01/03/08 (a)(b)	12,600	12,600
RB (Gulliver Schools) Series 2000
3.50%, 01/03/08 (a)(b)	3,600	3,600
Miami-Dade Cnty SD
TAN Series 2007
3.40%, 10/03/08	45,000	45,197
Ocala
Utility Systems RB Series 2005B
3.55%, 01/03/08 (a)(b)(c)(d)	1,490	1,490
Ocean Highway & Port Auth
RB Series 1990
3.69%, 01/02/08 (a)(b)	8,700	8,700
Okeechobee Cnty
Exempt Facility RB (Okeechobee Landfill) Series 1999
3.53%, 01/03/08 (a)(b)	15,000	15,000
Orange Cnty Health Facilities Auth
RB (Presbyterian Retirement Communities) Series 2006A
3.49%, 01/03/08 (a)(b)	32,195	32,195
RB (Presbyterian Retirement Communities) Series 2006B
3.49%, 01/03/08 (a)(b)	8,830	8,830
Orange Cnty Health Finance Auth
Refunding Program RB (Pooled Hospital Loan) Series 1985
2.95%, 01/14/08 (b)	19,100	19,100
Orange Cnty HFA
M/F Housing RB (Alta Westgate Apts) Series 2005C
3.46%, 01/02/08 (a)(b)	6,920	6,920
M/F Housing Refunding RB (Andover Place Apts) Series 1998F
3.47%, 01/03/08 (a)(b)	6,000	6,000
Orange Cnty IDA
IDRB (Central Florida YMCA) Series 2002A
3.50%, 01/03/08 (a)(b)	3,850	3,850
IDRB (Central Florida YMCA) Series 2005
3.48%, 01/03/08 (a)(b)	5,120	5,120
Orange Cnty School Board
COP Series 2006A
3.53%, 01/03/08 (a)(b)(c)(d)	9,937	9,937
Orange Cnty SD
COP Series 2000B
3.50%, 01/02/08 (a)(b)(c)	1,180	1,180
Orlando & Orange Cnty Expressway Auth
RB Series 2007A
3.48%, 01/03/08 (a)(b)(c)(d)	28,730	28,730
3.49%, 01/03/08 (a)(b)(c)(d)(g)	50,000	50,000
3.49%, 01/03/08 (a)(b)(c)(d)	20,000	20,000
Orlando Utilities Commission
Water & Electric RB Series 2002B
3.47%, 01/02/08 (a)(c)	22,300	22,300
Osceola Cnty
Sales Surtax RB Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	5,160	5,160
Palm Beach Cnty
Airport RB (Galaxy Aviation) Series 2000A
3.50%, 01/02/08 (a)(b)	7,190	7,190
RB (Norton Gallery & School of Art) Series 1995
3.35%, 01/02/08 (a)(b)	2,500	2,500

See financial notes 15

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Palm Beach Cnty HFA
M/F Housing Refunding RB (Emerald Bay Club Apts) Series 2004
3.45%, 01/03/08 (a)(b)	7,000	7,000
M/F Housing Refunding RB (Spinnaker Landing Apts) Series 1998
3.52%, 01/03/08 (a)(b)	2,545	2,545
Palm Beach Cnty School Board
Refunding COP Series 2007C
3.61%, 01/03/08 (a)(b)(c)(d)	15,710	15,710
TAN Series 2007
3.44%, 09/24/08	50,000	50,201
Pinellas Cnty Health Facilities Auth
Hospital Facilities Refunding RB (Bayfront Hospital) Series 2004
3.74%, 01/02/08 (a)(b)	3,775	3,775
Pinellas Cnty HFA
M/F Housing RB (Greenwood Apts) Series 2002A
3.53%, 01/03/08 (a)(b)	6,460	6,460
Pinellas Cnty Industry Council
RB (Operation Par) Series 1999
3.55%, 01/03/08 (a)(b)	3,545	3,545
Sarasota Cnty
RB (Sarasota Family YMCA) Series 1999
3.48%, 01/03/08 (a)(b)	440	440
Seminole Cnty IDA
IDRB (Amrhein Family Limited Partnership) Series 2001
3.49%, 01/02/08 (a)(b)	3,795	3,795
South Florida Water Management District
COP Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	22,145	22,145
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida Obligated Group) Series 2007
3.50%, 01/03/08 (a)(c)(d)	47,245	47,245
St Johns Cnty
Water & Sewer Refunding RB Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	10,995	10,995
Sumter Landing Community Development District
Recreational RB Series 2005A
3.50%, 01/03/08 (a)(b)(c)(d)	2,000	2,000
Sunshine State Governmental Financing Commission
TECP Series 1998A
3.24%, 02/11/08 (b)(c)	58,309	58,309
Tallahassee
Energy System RB Series 2007
3.54%, 01/03/08 (a)(b)(c)(d)	24,750	24,750
Tallahassee Consolidated Utility Systems
Utility Systems RB Series 2007
3.50%, 01/03/08 (a)(c)(d)	6,800	6,800
Tampa
Occupational License Tax Refunding Bonds Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	20,485	20,485
Tampa Bay Water Auth
Utility System RB Series 2002
3.53%, 01/03/08 (a)(b)	5,400	5,400
Utility System Refunding & Improvement RB Series 2005
3.51%, 01/03/08 (a)(b)(c)(d)	18,645	18,645
Volusia Cnty
Tourist Development Tax RB Series 2004
3.48%, 01/03/08 (a)(b)(c)(d)	14,500	14,500
Volusia Cnty Health Facilities Auth
Hospital Facilities RB (Memorial Health Systems) Series 1996
3.51%, 01/03/08 (a)(b)(c)(d)	38,965	38,965
Winter Haven
Utility System Improvement & Refunding RB Series 2005
3.48%, 01/03/08 (a)(b)(c)(d)	8,145	8,145

		1,707,245

Georgia 3.8%

Atlanta
Airport General Refunding RB Series 2000A
3.67%, 01/03/08 (a)(b)(c)(d)	11,195	11,195
Airport General Refunding RB Series 2000C
3.54%, 01/03/08 (a)(b)(c)(d)	3,385	3,385
Airport Passenger Facility Charge & Subordinate Lien General RB Series 2004C
3.50%, 01/03/08 (a)(b)(c)(d)	5,140	5,140
Subordinate Lien Tax Allocation Bonds (Atlantic Station) Series 2006
3.45%, 01/03/08 (a)(b)	20,000	20,000
Water & Wastewater RB Series 2004
3.54%, 01/02/08 (a)(b)(c)(d)	9,000	9,000
Water & Wastewater Revenue CP Series 2006-1
2.90%, 09/10/08 (b)	4,000	4,000
Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts) Series 2007
3.54%, 01/03/08 (a)(b)	14,000	14,000
M/F Housing RB (Capitol Gateway Apts Phase I) Series 2005
3.55%, 01/03/08 (a)(b)	4,125	4,125
M/F Housing RB (Delmonte/Brownlee Court) Series 2001A
3.49%, 01/02/08 (a)(b)	4,510	4,510
M/F Housing RB (Lindbergh City Center Apts) Series 2004
3.52%, 01/03/08 (a)(b)	5,000	5,000
M/F Housing RB (M St Apts) Series 2003
3.48%, 01/03/08 (a)(b)	7,000	7,000

16 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Peaks at West Atlanta Apts) Series 2001
3.49%, 01/02/08 (a)(b)	4,700	4,700
M/F Sr Housing RB (Big Bethel Village) Series 2001
3.49%, 01/02/08 (a)(b)	4,355	4,355
Augusta
Refunding RB Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	6,790	6,790
Augusta Housing Auth
M/F Housing RB (G-Hope) Series 2001
3.49%, 01/02/08 (a)(b)	3,555	3,555
Burke Cnty Development Auth
Pollution Control RB (Oglethorpe Power Corp) Series 2006A
2.95%, 01/07/08 (b)(c)	3,000	3,000
3.05%, 01/07/08 (b)(c)	14,750	14,750
Pollution Control RB (Oglethorpe Power Corp) Series 2006B2
3.50%, 01/17/08 (b)(c)	9,000	9,000
3.35%, 02/05/08 (b)(c)	23,900	23,900
Cherokee Cnty School System
GO Bonds Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	25,110	25,110
Clarke Cnty Hospital Auth
Revenue Certificates (Athens Regional Medical Center) Series 2007
3.75%, 02/28/08 (b)(c)(d)	33,635	33,635
Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts) Series 1997
3.53%, 01/02/08 (a)(b)	11,495	11,495
Cobb Cnty Housing Auth
M/F Housing RB (Walton Green Apts) Series 1995
3.53%, 01/03/08 (a)(b)	13,500	13,500
M/F Housing RB (Woodchase Village Apts) Series 2003
3.62%, 01/03/08 (a)(b)	4,000	4,000
Columbus Development Auth
RB (Foundation Properties) Series 2002
3.47%, 01/03/08 (a)(b)	10,895	10,895
Columbus Housing Auth
M/F Housing RB (Eagles Trace Apts) Series 2002
3.49%, 01/02/08 (a)(b)	6,000	6,000
Dalton Development Auth
Revenue Certificates (Hamilton Health Care System) Series 2003B
3.48%, 01/03/08 (a)(b)	5,245	5,245
DeKalb Cnty
Water & Sewerage RB Series 2003A
3.59%, 01/03/08 (a)(c)(d)	13,240	13,240
Water & Sewerage RB Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	9,955	9,955
DeKalb Cnty Development Auth
RB (Arbor Montessori School) Series 1998
3.44%, 01/02/08 (a)(b)	1,100	1,100
DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts) Series 2001
3.61%, 01/03/08 (a)(b)	7,200	7,200
M/F Housing RB (Mountain Crest Apts) Series 2002
3.49%, 01/02/08 (a)(b)	7,615	7,615
M/F Housing RB (Villas of Friendly Heights Apts) Series 2001
3.49%, 01/02/08 (a)(b)	3,305	3,305
M/F Housing RB (Wesley Club Apts) Series 2002
3.49%, 01/02/08 (a)(b)	5,760	5,760
Effingham Cnty IDA
RB (TEMCOR) Series 2001
3.49%, 01/02/08 (a)(b)	2,640	2,640
Fulton Cnty
Water & Sewerage RB Series 2004
3.49%, 01/03/08 (a)(b)(c)(d)	10,000	10,000
3.51%, 01/03/08 (a)(b)(c)(d)	12,335	12,335
Fulton Cnty Development Auth
RB (Atlanta International School) Series 1997
3.44%, 01/02/08 (a)(b)	2,000	2,000
RB (Children’s Healthcare of Atlanta) Series 2005A
3.55%, 01/03/08 (a)(c)(d)	46,395	46,395
Gwinnett Cnty Development Auth
COP (Gwinnett Cnty Public Schools) Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	33,180	33,180
3.51%, 01/03/08 (a)(b)(c)(d)	25,835	25,835
Jefferson Cnty Development Auth
IDRB (Grove River Mills) Series 1997
3.55%, 01/03/08 (a)(b)	900	900
Laurens Cnty Development Auth
Solid Waste Disposal RB (Southeast Paper Manufacturing Co) Series 1993
3.49%, 01/03/08 (a)(b)	25,000	25,000
Solid Waste Disposal RB (Southeast Paper Manufacturing Co) Series 1997
3.49%, 01/03/08 (a)(b)	28,000	28,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002
3.49%, 01/03/08 (a)(b)	7,600	7,600
Lowndes Cnty Development Auth
M/F Housing RB (FMPH Valdosta) Series 1999
3.49%, 01/02/08 (a)(b)	4,390	4,390

See financial notes 17

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 1998
3.44%, 01/02/08 (a)(b)	4,000	4,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005
3.52%, 01/03/08 (a)(b)	14,300	14,300
Metro Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2007B
3.50%, 01/03/08 (a)(b)(c)(d)	5,995	5,995
Miller Cnty Development Auth
IDRB (Birdsong Corp) Series 2000
3.49%, 01/02/08 (a)(b)	2,200	2,200
Pooler Development Auth
M/F Housing RB (Alta Towne Lake Apts) Series 2005
3.53%, 01/03/08 (a)(b)	19,500	19,500
Private Colleges & Universities Auth
CP Notes (Emory Univ)
3.40%, 03/06/08	22,000	22,000
Savannah Economic Development Auth
Exempt Facility RB (Georgia Kaolin Terminal) Series 1997
3.53%, 01/03/08 (a)(b)	6,000	6,000
Exempt Facility RB (Home Depot) Series 1995B
3.49%, 01/02/08 (a)(b)	10,000	10,000
Savannah Housing Auth
M/F Housing RB (Live Oak Plantation Apts) Series 2001A1
3.49%, 01/02/08 (a)(b)	2,500	2,500
Summerville Development Auth
Exempt Facility RB (Image Industries) Series 1997
3.51%, 01/03/08 (a)(b)	11,000	11,000
Walton Cnty Development Auth
RB (Tucker Door & Trim Corp) Series 2000
3.59%, 01/02/08 (a)(b)	2,300	2,300
Webster Cnty IDA
IDRB (Tolleson Lumber Co) Series 1999
3.55%, 01/03/08 (a)(b)	4,000	4,000
Winder-Barrow Industrial Building Auth
IDRB (Progress Container Corp) Series 2000
3.49%, 01/02/08 (a)(b)	1,985	1,985
Worth Cnty
Refunding IDRB (Seabrook Peanut Co) Series 1996B
3.49%, 01/02/08 (a)(b)	1,300	1,300

		620,815

Hawaii 0.3%

Hawaii
GO Bonds Series 2002CZ
3.48%, 01/03/08 (a)(b)(c)(d)	5,900	5,900
Special Purpose Refunding RB (Hawaiian Electric Co) Series 2000
3.62%, 01/03/08 (a)(b)(c)(d)	9,095	9,095
Honolulu Board of Water Supply
Water System RB Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	7,000	7,000
Honolulu City & Cnty
GO Bonds Series 2003A
3.50%, 01/03/08 (a)(b)(c)(d)	14,995	14,995
Wastewater System RB (First Bond Resolution) Sr Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	9,365	9,365

		46,355

Idaho 0.2%

Idaho
TAN Series 2007
3.73%, 06/30/08	35,000	35,128
Idaho State Univ Foundation
RB (LE & Thelma E Stephens Performing Arts Center) Series 2001
3.42%, 01/03/08 (a)(b)	1,965	1,965

		37,093

Illinois 7.3%

Berwyn
GO Bonds Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	18,075	18,075
Carol Stream
M/F Housing Refunding RB (St Charles Square) Series 1997
3.56%, 01/02/08 (a)(b)	4,415	4,415
Chicago
CP (Chicago O’Hare International Airport) Series 2005
2.80%, 02/11/08 (b)	47,836	47,836
General Airport Third Lien RB (Chicago O’Hare International Airport) Series 2003B2
3.54%, 01/03/08 (a)(b)(c)(d)	8,595	8,595
General Airport Third Lien RB (Chicago O’Hare International Airport) Series 2005A
3.50%, 01/03/08 (a)(b)(c)(d)	20,465	20,465
3.50%, 01/03/08 (a)(b)(c)(d)	26,225	26,225
3.67%, 01/03/08 (a)(b)(c)(d)	5,192	5,192
General Airport Third Lien Refunding RB (Chicago O’Hare International Airport) Series 2003A2
3.58%, 01/03/08 (a)(b)(c)(d)	7,895	7,895
General Airport Third Lien Refunding RB (Chicago O’Hare International Airport) Series 2003B2
3.54%, 01/03/08 (a)(b)(c)(d)	10,800	10,800

18 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

General Airport Third Lien Refunding RB (Chicago O’Hare International Airport) Series 2005B
3.50%, 01/03/08 (a)(b)(c)(d)	9,655	9,655
3.51%, 01/03/08 (a)(b)(c)(d)	11,370	11,370
GO Bonds Series 2007 C, D, J
3.50%, 01/03/08 (a)(b)(c)(d)	5,855	5,855
GO Bonds Series 2007G
3.50%, 01/03/08 (a)(b)(c)(d)	13,795	13,795
GO Project & Refunding Bonds Series 2005B
3.59%, 01/03/08 (a)(b)(c)(d)	6,815	6,815
GO Project & Refunding Bonds Series 2006A
3.50%, 01/03/08 (a)(b)(c)(d)	37,350	37,350
3.54%, 01/03/08 (a)(b)(c)(d)	24,900	24,900
GO Project & Refunding Bonds Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	14,515	14,515
3.54%, 01/03/08 (a)(b)(c)(d)	33,000	33,000
M/F Housing RB (Central Station Sr Housing) Series 2004
3.52%, 01/03/08 (a)(b)	9,500	9,500
S/F Mortgage RB Series 2007-2A
3.55%, 01/03/08 (a)(c)(d)	17,980	17,980
Sales Tax Refunding RB Series 2005
3.59%, 01/03/08 (a)(b)(c)(d)	9,665	9,665
Second Lien Passenger Facility Charge RB Series 2001A
3.55%, 01/02/08 (a)(b)(c)(d)	11,070	11,070
3.54%, 01/03/08 (a)(b)(c)(d)	6,315	6,315
Second Lien Refunding RB Series 2006B
3.54%, 01/03/08 (a)(b)(c)(d)	11,665	11,665
Second Lien Wastewater Transmission Refunding RB Series 2001
3.48%, 01/03/08 (a)(b)(c)(d)	21,590	21,590
Second Lien Wastewater Transmission Refunding RB Series 2006A&B
3.48%, 01/03/08 (a)(b)(c)(d)	11,405	11,405
Second Lien Water Refunding RB Series 2004
3.40%, 01/03/08 (a)(b)(c)(f)	50,000	50,000
Special Facilities RB (O’Hare Tech Center II) Series 2002
3.52%, 01/03/08 (a)(b)	15,500	15,500
Sr Lien Water RB Series 2000
3.50%, 01/03/08 (a)(c)(d)	11,970	11,970
Chicago Board of Education
Unlimited Tax GO Bonds (Dedicated Revenues) Series 2006B
3.50%, 01/03/08 (a)(b)(c)(d)	16,975	16,975
Unlimited Tax GO Bonds Series 1998B1
3.59%, 01/03/08 (a)(b)(c)(d)	4,980	4,980
Unlimited Tax GO Refunding Bonds (Dedicated Revenues) Series 2005A
3.50%, 01/03/08 (a)(b)(c)(d)	10,303	10,303
Dupage Cnty
RB (Morton Arboretum) Series 2003
3.48%, 01/03/08 (a)(b)	24,050	24,050
East Dundee, Kane & Cook Counties
IDRB (Otto Engineering) Series 1998
3.58%, 01/03/08 (a)(b)	1,420	1,420
Hampshire
IDRB (Poli-Film America) Series 1998A
3.55%, 01/03/08 (a)(b)	2,200	2,200
Illinois
Civic Center Bonds Series 1991
3.50%, 01/03/08 (a)(b)(c)(d)	2,940	2,940
GO Bonds Series 2000
3.50%, 01/03/08 (a)(b)(c)(d)	19,575	19,575
3.50%, 01/03/08 (a)(b)(c)(d)	3,370	3,370
3.56%, 01/03/08 (a)(b)(c)(d)	8,995	8,995
GO Bonds Series 2002
3.49%, 01/03/08 (a)(b)(c)(d)	12,375	12,375
3.56%, 01/03/08 (a)(b)(c)(d)	13,425	13,425
GO Bonds Series 2003
3.48%, 01/03/08 (a)(b)(c)(d)	22,500	22,500
GO Bonds Series 2006
3.50%, 01/03/08 (a)(c)(d)	2,385	2,385
3.50%, 01/03/08 (a)(c)(d)	1,745	1,745
GO Bonds Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	6,345	6,345
Illinois Education Facility Auth
RB (Northwestern Univ) Series 2003
3.50%, 01/03/08 (a)(c)(d)	14,020	14,020
Illinois Finance Auth
Economic Development RB (Korex Corp) Series 1990
3.51%, 01/03/08 (a)(b)	4,000	4,000
Gas Supply Refunding RB (People’s Gas) Series 2003E
3.54%, 01/03/08 (a)(b)(c)(d)	14,995	14,995
IDRB (Arc-Tronics) Series 1999
3.59%, 01/02/08 (a)(b)	1,380	1,380
IDRB (Camcraft Inc) Series 1993
3.63%, 01/02/08 (a)(b)	1,400	1,400
IDRB (Radiological Society of North America) Series 1997
3.47%, 01/03/08 (a)(b)	2,630	2,630
RB (Aurora Central Catholic High School) Series 1994
3.68%, 01/02/08 (a)(b)	1,000	1,000
RB (Bradley Univ) Series 2007A
3.48%, 01/03/08 (a)(b)(c)(d)	5,950	5,950
RB (Catholic Charities Housing Development Corp) Series 1993A
3.58%, 01/02/08 (a)(b)	9,160	9,160

See financial notes 19

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Catholic Charities Housing Development Corp) Series 1993B
3.58%, 01/02/08 (a)(b)	910	910
RB (Chicago Academy of Sciences) Series 1997
3.49%, 01/02/08 (a)(b)	295	295
RB (Francis W. Parker School) Series 1999
3.45%, 01/02/08 (a)(b)	2,355	2,355
RB (Lake Forest Academy) Series 1994
3.43%, 01/02/08 (a)(b)	4,000	4,000
RB (Perspectives Charter School) Series 2003
3.45%, 01/03/08 (a)(b)	5,400	5,400
RB (Resurrection Health Care) Series 2005C
3.45%, 01/03/08 (a)(b)	16,000	16,000
RB (Richard H Driehaus Museum) Series 2005
3.43%, 01/02/08 (a)(b)	3,800	3,800
RB (St Ignatius College Prep) Series 2002
3.46%, 01/02/08 (a)(b)	2,800	2,800
RB (Univ of Chicago) Series 2007
3.50%, 01/03/08 (a)(c)(d)	49,475	49,475
RB Series 2007A1
3.38%, 01/03/08 (a)(c)	11,000	11,000
RB Series 2007A3
3.38%, 01/03/08 (a)(c)	11,500	11,500
RB Series 2007B1
3.50%, 01/02/08 (a)(c)	9,400	9,400
Water Facilities Refunding RB (Illinois-American Water Co) Series 2002
3.65%, 01/03/08 (a)(b)(c)	5,000	5,000
Illinois Health Facilities Auth
RB (Ingalls Health System) Series 1994
3.48%, 01/03/08 (a)(b)(c)(d)	28,120	28,120
Illinois Housing Development Auth
Homeowner Mortgage RB Series 2007H2
3.48%, 10/01/08	22,415	22,415
M/F Mortgage Refunding RB (Hyde Park Tower Apts) Series 2000A
3.59%, 01/02/08 (a)(b)	4,500	4,500
Illinois Municipal Electric Agency
Power Supply System RB Series 2007A
3.54%, 01/03/08 (a)(b)(c)(d)	10,800	10,800
3.54%, 01/03/08 (a)(b)(c)(d)	9,205	9,205
Illinois Sports Facilities Auth
Bonds RB Series 2001
3.60%, 01/03/08 (a)(b)(c)(d)	9,030	9,030
Illinois Toll Highway Auth
Sr Priority RB Series 2005A
3.54%, 01/03/08 (a)(b)(c)(d)	6,885	6,885
Sr Priority RB Series 2006A1
3.59%, 01/03/08 (a)(b)(c)(d)	10,385	10,385
Sr Priority RB Series 2006A2
3.48%, 01/03/08 (a)(b)(c)(d)	10,390	10,390
3.49%, 01/03/08 (a)(b)(c)(d)	14,995	14,995
Sr Priority RB Series 2007A1
3.45%, 01/03/08 (a)(b)(c)	25,000	25,000
Lombard
Refunding IDRB (B&H Partnership) Series 1995
3.81%, 01/03/08 (a)(b)	1,850	1,850
Metropolitan Pier & Exposition Auth
Bonds (McCormick Place Expansion) Series 1998B
3.51%, 01/03/08 (a)(b)(c)(d)	30,870	30,870
Bonds (McCormick Place Expansion) Series 2002A
3.50%, 01/03/08 (a)(b)(c)(d)	2,870	2,870
Refunding Bonds (McCormick Place Expansion) Series 1999AC
3.56%, 01/03/08 (a)(b)(c)(d)	9,790	9,790
Refunding Bonds (McCormick Place Expansion) Series 2002B
3.50%, 01/02/08 (a)(b)(c)(d)	18,490	18,490
Metropolitan Water Reclamation District of Greater Chicago
GO Refunding Bonds Unlimited Tax Series 2007B & Limited Tax Series 2007C
3.48%, 01/03/08 (a)(c)(d)	44,285	44,285
Unlimited Tax GO Refunding Bonds Series 2006
3.51%, 01/03/08 (a)(b)(c)(d)	10,000	10,000
Montgomery Special Service Area #10
Special Tax Bonds (Blackberry Crossing West) Series 2004
3.45%, 01/02/08 (a)(b)	5,788	5,788
Northern Illinois Municipal Power Agency
RB Series 2007A
3.59%, 01/03/08 (a)(b)(c)(d)	9,790	9,790
Palatine
Special Facility RB (Little City for Community Development) Series 1998
3.43%, 01/02/08 (a)(b)	5,000	5,000
Regional Transportation Auth
GO Bonds Series 2005A
3.49%, 01/03/08 (a)(b)(c)(d)	29,005	29,005
GO Refunding Bonds Series 1999
3.51%, 01/03/08 (a)(b)(c)(d)	9,730	9,730
3.51%, 01/03/08 (a)(b)(c)(d)	12,055	12,055
Rockford
IDRB (Ring Can Corp) Series 1998
3.49%, 01/02/08 (a)(b)	440	440
IDRB (Rockford Industrial Welding Supply) Series 1996
3.65%, 01/03/08 (a)(b)	2,000	2,000
Schaumburg
GO Bonds Series 2004B
3.55%, 01/03/08 (a)(b)(c)(d)	18,675	18,675

20 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004
3.64%, 01/03/08 (a)(b)	6,860	6,860
Univ of Illinois
Auxiliary Facilities RB Series 1999A
3.50%, 01/02/08 (a)(b)(c)(d)	3,500	3,500
Will-Kankakee Regional Development Auth
IDRB (Toltec Steel Services) Series 2002
3.53%, 01/03/08 (a)(b)	5,850	5,850
Woodridge
M/F Housing Refunding RB (Hinsdale Lake Terrace Apts) Series 1990
3.47%, 01/04/08 (a)(b)(c)	20,760	20,760
Yorkville
IDRB (FE Wheaton & Co) Series 1996
3.70%, 01/03/08 (a)(b)	950	950

		1,213,749

Indiana 1.6%

Brownburg 1999 School Bldg Corp
First Mortgage Refunding Bonds Series 2005B
3.59%, 01/03/08 (a)(b)(c)(d)	11,540	11,540
Elkhart Cnty
Economic Development RB (West Plains Apts) Series 1998A
3.68%, 01/02/08 (a)(b)	1,695	1,695
Indiana Bond Bank
Special Program Refunding Bonds (Hendricks Regional Health) Series 2007A
3.59%, 01/03/08 (a)(b)(c)(d)	9,850	9,850
Indiana Finance Auth
Environmental RB (PSI Energy) Series 2005B
3.53%, 01/02/08 (a)(b)	10,500	10,500
Highway RB
3.60%, 01/03/08 (a)(b)(c)(d)	57,565	57,565
Highway Refunding RB Series 2007A
3.49%, 01/03/08 (a)(b)(c)(d)	10,000	10,000
3.50%, 01/03/08 (a)(b)(c)(d)	9,035	9,035
IDRB (Big Sky Park) Series 1999
3.53%, 01/03/08 (a)(b)	3,800	3,800
State Revolving Fund Program Series 2006B
3.60%, 01/03/08 (a)(c)(d)	5,630	5,630
Indiana Health Facility Financing Auth
Hospital RB (Community Hospital Network) Series 2005
3.50%, 01/03/08 (a)(b)(c)(d)	9,995	9,995
Hospital RB (Sisters of St Francis Health Services) Series 1999A
3.48%, 01/03/08 (a)(b)(c)(d)	7,605	7,605
Insured RB Series 1985A
3.53%, 01/02/08 (a)(b)(c)	2,280	2,280
Indiana HFA
S/F Mortgage RB Series 2002B
3.55%, 01/01/08 (a)(c)(d)	1,840	1,840
S/F Mortgage RB Series 2004B2 & 2005C2
3.54%, 01/03/08 (a)(c)(d)	5,080	5,080
Indiana Housing & Community Dev Agency
S/F Mortgage RB Series 2006D1
3.53%, 01/03/08 (a)(c)(d)	14,000	14,000
Indiana Municipal Power Agency
Power Supply System RB Series 2006A
3.50%, 01/03/08 (a)(b)(c)(d)	7,000	7,000
Indianapolis
M/F Housing RB (Nora Pines Apts) Series 2001
3.52%, 01/03/08 (a)(b)	9,275	9,275
Thermal Energy System RB Series 2001A
3.51%, 01/03/08 (a)(b)(c)(d)	9,900	9,900
Indianapolis Local Public Improvement Bond Bank
Bonds (Indianapolis Airport Auth) Series 2005B
3.52%, 01/03/08 (a)(b)(c)(d)	3,125	3,125
Bonds (Waterworks) Series 2006A
3.50%, 01/03/08 (a)(b)(c)(d)	4,245	4,245
RB (Indianapolis Airport Auth) Series 2004I
3.54%, 01/03/08 (a)(b)(c)(d)	11,295	11,295
IPS Multi-School Building Corp
First Mortgage Refunding Bonds Series 2007
3.59%, 01/03/08 (a)(b)(c)(d)	13,235	13,235
Jay School Building Corp
First Mortgage Refunding Bonds Series 2006
3.50%, 01/02/08 (a)(b)(c)(d)	4,555	4,555
St Joseph Cnty
Economic Development RB (Corby Apts) Series 1997B
3.56%, 01/02/08 (a)(b)	3,325	3,325
Economic Development RB (Pin Oaks Apts) Series 1997A
3.56%, 01/02/08 (a)(b)	1,000	1,000
Economic Development RB (Western Manor Apts) Series 1997C
3.56%, 01/02/08 (a)(b)	2,130	2,130
RB (Univ of Notre Dame du Lac) Series 2007
3.35%, 01/03/08 (a)(c)	16,000	16,000
Vigo Cnty
Economic Development RB (Sisters of Providence) Series 2001
3.53%, 01/03/08 (a)(b)	3,500	3,500
Wayne Township School Building Corp
First Mortgage Refunding Bonds Series 2006
3.51%, 01/03/08 (a)(b)(c)(d)	5,145	5,145

See financial notes 21

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Westfield Washington Multi-School Building Corp
First Mortgage Bonds Series 2007
3.48%, 01/03/08 (a)(b)(c)(d)	5,205	5,205

		259,350

Iowa 0.6%

Des Moines Metropolitan Wastewater Reclamation Auth
Sewer RB Series 2004B
3.48%, 01/03/08 (a)(b)(c)(d)	6,465	6,465
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006
3.59%, 01/03/08 (a)(b)	11,370	11,370
Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ) Series 2003
3.53%, 01/03/08 (a)(b)	2,000	2,000
Iowa School Corp
Cash Anticipation Program Warrant Certificates Series 2007-2008A
3.73%, 06/27/08 (b)	20,000	20,072
Iowa Student Loan Liquidity Corp
RB Series 1988B
3.53%, 01/02/08 (a)(b)(c)	43,500	43,500
Tobacco Settlement Auth
Asset-Backed Bonds Series C
3.51%, 01/03/08 (a)(b)(c)(d)	11,820	11,820

		95,227

Kansas 0.1%

Kansas Development Finance Auth
M/F Housing RB (Saddlewood Apts) Series 2004M
3.56%, 01/03/08 (a)(b)	7,600	7,600
Sedgwick & Shawnee Counties
S/F Mortgage RB Series 2007A2
3.55%, 01/02/08 (a)(c)(d)	10,520	10,520

		18,120

Kentucky 2.0%

Boyle Cnty
Hospital RB (Ephraim McDowell Health) Series 2006
3.42%, 01/03/08 (a)(b)	8,500	8,500
Campbell, Kenton & Boone Counties Sanitation District #1
RB Series 2007
3.50%, 01/02/08 (a)(b)(c)(d)	10,490	10,490
Elizabethtown
IDRB (ALTEC) Series 1997
3.50%, 01/02/08 (a)(b)	3,000	3,000
Jefferson Cnty
M/F Housing Refunding RB (Camden Brookside Apts) Series 2002
3.45%, 01/03/08 (a)(b)	8,900	8,900
Kentucky Asset/Liability Commission
General Fund Project Notes Series 2007B
3.55%, 01/03/08 (a)(b)(c)(d)	14,955	14,955
General Fund TRAN Series 2007A
3.70%, 06/26/08	25,000	25,092
3.71%, 06/26/08	75,000	75,277
Project Notes (2005 General Fund) Second Series A1 & A2
3.55%, 02/07/08 (c)	12,500	12,500
3.35%, 02/11/08 (c)	35,000	35,000
3.10%, 04/03/08 (c)	40,000	40,000
Kentucky Higher Education Student Loan Corp
Insured RB Series 1991E
3.48%, 01/02/08 (a)(b)(c)	12,600	12,600
Insured RB Series 1996A
3.48%, 01/02/08 (a)(b)(c)	23,850	23,850
Kentucky Housing Corp
RB Series 2002A
3.55%, 01/02/08 (a)(c)(d)	2,350	2,350
Kentucky Municipal Power Auth
Power Agency System RB (Prairie State) Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	22,795	22,795
Kentucky State Property & Buildings Commission
Refunding RB Project No.84
3.51%, 01/03/08 (a)(b)(c)(d)	24,840	24,840
Louisville & Jefferson Cnty Metro Sewer District
Sewage & Drainage System RB Series 1999A
3.56%, 01/03/08 (a)(b)(c)(d)	5,600	5,600
Louisville & Jefferson Cnty Metropolitan Government
Health System RB (Norton Healthcare) Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	820	820
Richmond
IDRB (Mikron) Series 1995
3.53%, 01/02/08 (a)(b)	2,500	2,500

		329,069

Louisiana 1.9%

East Baton Rouge
Pollution Control Refunding RB
3.65%, 01/02/08 (a)	1,100	1,100
Ernest N. Morial-New Orleans Exhibit Hall Auth
Sr Subordinate Special Tax Bonds Series 2003A
3.53%, 01/03/08 (a)(b)(c)(d)	4,995	4,995
Louisiana
Gas & Fuels Tax RB Series 2005A
3.51%, 01/03/08 (a)(b)(c)(d)	3,420	3,420
3.55%, 01/03/08 (a)(b)(c)(d)	11,975	11,975
Gas & Fuels Tax RB Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	20,845	20,845
3.50%, 01/03/08 (a)(b)(c)(d)	20,785	20,785
3.55%, 01/03/08 (a)(b)(c)(d)	56,824	56,824
GO Refunding Bonds Series 2005A
3.51%, 01/03/08 (a)(b)(c)(d)	6,275	6,275

22 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Louisiana Citizens Property Insurance Corp
Assessment RB Series 2006B
3.75%, 01/02/08 (a)(b)(c)(d)	16,660	16,660
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Univ of Louisiana-Monroe) Series 2004C
3.45%, 01/03/08 (a)(b)	10,000	10,000
Louisiana Public Facilities Auth
Refunding RB (Tulane Univ) Series 2007A2
3.54%, 01/03/08 (a)(b)(c)(d)	9,995	9,995
Louisiana State Univ Agricultural & Mechanical College
Auxiliary RB Series 2006
3.65%, 01/03/08 (a)(b)(c)(d)	9,210	9,210
New Orleans
GO Refunding Bonds Series 2005
3.70%, 01/03/08 (a)(b)(c)(d)	7,940	7,940
New Orleans Aviation Board
Refunding Bonds Series 1993B
3.50%, 01/02/08 (a)(b)(c)	3,855	3,855
New Orleans IDB
M/F Housing RB (3700 Orleans) Series 2000
3.52%, 01/03/08 (a)(b)	29,000	29,000
St James Parish
Pollution Control Refunding RB (Texaco) Series 1988A
3.54%, 02/12/08	59,030	59,030
Pollution Control Refunding RB (Texaco) Series 1988B
3.54%, 02/12/08	39,030	39,030

		310,939

Maine 0.2%

Maine Finance Auth
RB (Jackson Laboratory) Series 2002
3.49%, 01/03/08 (a)(b)	5,320	5,320
Solid Waste Disposal RB (Casella Waste Systems) Series 2005
3.53%, 01/03/08 (a)(b)	12,500	12,500
Maine Health & Educational Facilities Auth
RB Series 2006F
3.48%, 01/03/08 (a)(b)(c)(d)	15,105	15,105
Maine Housing Auth
General Housing Draw Down Bonds Series 2005A
3.61%, 01/03/08 (a)(c)(d)	2,920	2,920
General Housing Draw Down Bonds Series 2005B
3.54%, 01/03/08 (a)(c)(d)	350	350
3.54%, 01/03/08 (a)(c)(d)	100	100
Mortgage Purchase Bonds Series 2002F2
3.58%, 01/03/08 (a)(c)(d)	2,815	2,815

		39,110

Maryland 0.8%

Baltimore
RB (Wastewater)
3.60%, 01/03/08 (a)(b)(c)(d)	2,115	2,115
Howard Cnty
GO Bonds
3.60%, 01/03/08 (a)(c)(d)	5,130	5,130
Maryland Community Development Administration
RB Series 2007D
3.55%, 01/02/08 (a)(c)(d)	14,895	14,895
S/F Program Bonds Third Series 1999
3.52%, 01/03/08 (a)(c)(d)	28,705	28,705
Maryland Economic Development Corp
IDRB (Dixon Valve & Coupling Co) Series 1998
3.55%, 01/02/08 (a)(b)	490	490
RB (Constellation Energy) Series 2007
3.53%, 01/03/08 (a)(b)	13,000	13,000
Maryland Energy Financing Administration
Limited Obligation Local District Cooling Facilities RB (Comfort Link) Series 2001
3.49%, 01/02/08 (a)(b)	10,000	10,000
Maryland Health & Higher Educational Facilities Auth
FHA Insured Mortgage RB (Western Maryland Health System) Series 2006A
3.80%, 03/27/08 (b)(c)(d)	14,760	14,760
Project & Refunding RB (Mercy Center) Series 1996
3.48%, 01/03/08 (a)(b)(c)(d)	18,185	18,185
RB (Johns Hopkins Univ) Series 2002A
3.50%, 01/03/08 (a)(c)(d)	15,105	15,105
Montgomery Cnty
Consolidated Public Improvement BAN Series 2006B
3.70%, 01/02/08 (a)(c)	2,000	2,000

		124,385

Massachusetts 3.3%

Franklin
BAN
3.55%, 03/27/08	10,050	10,060
Massachusetts
GO Bonds Consolidated Loan Series 1998C
3.47%, 01/03/08 (a)(b)(c)(d)	3,485	3,485
GO Bonds Consolidated Loan Series 2000C
3.66%, 01/03/08 (a)(c)(d)	1,200	1,200
GO Bonds Consolidated Loan Series 2001D
3.47%, 01/03/08 (a)(b)(c)(d)	2,785	2,785
GO Bonds Consolidated Loan Series 2004A
3.47%, 01/03/08 (a)(b)(c)(d)	3,950	3,950

See financial notes 23

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Bonds Consolidated Loan Series 2006A
3.73%, 01/02/08 (a)(c)	600	600
GO Bonds Consolidated Loan Series 2006E
3.49%, 01/03/08 (a)(b)(c)(d)	2,500	2,500
GO Bonds Consolidated Loan Series 2007C
3.49%, 01/03/08 (a)(b)(c)(d)	20,000	20,000
GO Refunding Bonds Series 2003D
3.48%, 01/03/08 (a)(c)(d)	10,985	10,985
GO Refunding Bonds Series 2006C
3.78%, 03/06/08 (b)(c)(d)	8,485	8,485
Special Obligation Dedicated Tax Refunding RB Series 2005
3.47%, 01/03/08 (a)(b)(c)(d)	29,700	29,700
3.54%, 01/03/08 (a)(b)(c)(d)	2,325	2,325
TECP Series E
3.32%, 03/07/08 (c)	18,700	18,700
TECP Series G
3.32%, 03/07/08 (c)	17,500	17,500
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2006A
3.47%, 01/03/08 (a)(c)(d)	14,980	14,980
Sr Sales Tax Bonds Series 2004C
3.49%, 01/03/08 (a)(c)(d)	5,480	5,480
Sr Sales Tax Bonds Series 2006A
3.48%, 01/03/08 (a)(c)(d)	4,200	4,200
Sr Sales Tax Bonds Series 2006B
3.50%, 01/02/08 (a)(c)(d)	4,970	4,970
Massachusetts Development Finance Agency
M/F Housing RB (Archstone Reading Apts) Series 2004A
3.49%, 01/02/08 (a)(b)	12,560	12,560
M/F Housing RB (Midway Studios) Series 2003A
3.50%, 01/03/08 (a)(b)	10,000	10,000
M/F Housing Refunding RB (Kensington at Chelmsford) Series 2002
3.52%, 01/03/08 (a)(b)	16,050	16,050
RB (Boston Children’s Museum) Series 2006
3.45%, 01/02/08 (a)(b)	500	500
RB (College of Holy Cross) Series 2002
3.49%, 01/03/08 (a)(b)(c)(d)	1,600	1,600
RB (FIBA Technologies) Series 2003
3.49%, 01/02/08 (a)(b)	1,590	1,590
RB (Gordon College) Series 2002
3.47%, 01/03/08 (a)(b)	2,015	2,015
RB (YMCA of Greater Boston) Series 2004A
3.43%, 01/03/08 (a)(b)	1,500	1,500
Massachusetts Health & Educational Facilities Auth
RB (Baystate Medical Center) Series D
3.66%, 01/03/08 (a)(b)(c)(d)	18,249	18,249
RB (Massachusetts Institute of Technology) Series K
3.50%, 01/03/08 (a)(c)(d)	6,710	6,710
RB (Winchester Hospital) Series D
3.49%, 01/03/08 (a)(b)(c)(d)	3,170	3,170
RB (Worchester City Campus Corp - Univ of Massachusetts) Series 2007F
3.54%, 01/03/08 (a)(b)(c)(d)	4,000	4,000
Massachusetts HFA
Housing Bonds Series 2003S
3.60%, 01/02/08 (a)(c)(d)	7,285	7,285
Housing Bonds Series 2005E
3.55%, 01/03/08 (a)(c)(d)	4,095	4,095
Housing Bonds Series 2006B
3.55%, 01/03/08 (a)(c)(d)	11,315	11,315
RB Series 2005H
3.60%, 01/02/08 (a)(c)(d)	5,930	5,930
Rental Housing Bonds Series 2005A
3.54%, 01/03/08 (a)(b)(c)(d)	20,030	20,030
Rental Housing Mortgage RB Series 2002F
3.52%, 01/03/08 (a)(b)(c)(d)	12,635	12,635
3.57%, 01/03/08 (a)(b)(c)(d)	5,315	5,315
S/F Housing RB Series 122
3.49%, 01/03/08 (a)(c)(d)	10,110	10,110
S/F Housing RB Series 126
3.49%, 01/03/08 (a)(c)(d)	6,770	6,770
3.50%, 01/03/08 (a)(c)(d)	3,395	3,395
Massachusetts Port Auth
RB Series 2005 A&C
3.49%, 01/03/08 (a)(b)(c)(d)	6,845	6,845
RB Series 2005A
3.45%, 01/03/08 (a)(b)(c)(d)	1,000	1,000
Massachusetts School Building Auth
CP Series A
3.35%, 02/06/08 (b)	35,000	35,000
Dedicated Sales Tax Bonds Series 2005A
3.53%, 01/03/08 (a)(b)(c)(d)	10,000	10,000
Dedicated Sales Tax Bonds Series 2007A
3.48%, 01/03/08 (a)(b)(c)(d)	9,990	9,990
3.48%, 01/03/08 (a)(b)(c)(d)	20,850	20,850
3.48%, 01/03/08 (a)(b)(c)(d)	9,000	9,000
3.52%, 01/03/08 (a)(b)(c)(d)	50,000	50,000
Massachusetts Turnpike Auth
Subordinate RB (Metropolitan Highway System) Series 1999A
3.49%, 01/03/08 (a)(b)(c)(d)	2,335	2,335
Massachusetts Water Pollution Abatement Trust
Pool Program Bonds Series 10
3.48%, 01/03/08 (a)(c)(d)	3,815	3,815
Pool Program Bonds Series 12
3.54%, 01/03/08 (a)(c)(d)	500	500
Massachusetts Water Resources Auth
General RB
3.57%, 01/03/08 (a)(b)(c)(d)	49,905	49,905
General RB Series 2007A
3.47%, 01/03/08 (a)(b)(c)(d)	4,000	4,000

24 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

General Refunding RB Series 2005B
3.46%, 01/03/08 (a)(b)(c)(d)	9,415	9,415

		539,384

Michigan 3.0%

Detroit
Refunding RB Second Lien Series 2006C
3.50%, 01/03/08 (a)(b)(c)(d)	16,965	16,965
Second Lien Refunding RB Series 2006C
3.50%, 01/03/08 (a)(b)(c)(d)	4,900	4,900
Sewage Disposal System RB Series 1999A
3.55%, 01/03/08 (a)(b)(c)(d)	30,400	30,400
Sewage Disposal System Second Lien RB Series 2001B
3.50%, 01/03/08 (a)(b)(c)(d)	4,260	4,260
Detroit SD
School Building & Site Improvement Bonds Series 2001A
3.48%, 01/03/08 (a)(b)(c)(d)	83,150	83,150
3.50%, 01/03/08 (a)(b)(c)(d)	4,620	4,620
School Building & Site Improvement Refunding Bonds Series 1998B
3.55%, 01/03/08 (a)(b)(c)(d)	10,260	10,260
School Building & Site Improvement Refunding Bonds Series 2005A
3.48%, 01/03/08 (a)(b)(c)(d)	10,855	10,855
3.50%, 01/03/08 (a)(b)(c)(d)	12,785	12,785
3.50%, 01/03/08 (a)(b)(c)(d)	8,500	8,500
Detroit Sewage Disposal System
Sr Lien Refunding RB Series 2003A
3.50%, 01/02/08 (a)(b)(c)(d)	15,050	15,050
Michigan
Grant Anticipation Bonds Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	10,100	10,100
3.56%, 01/03/08 (a)(b)(c)(d)	17,670	17,670
Grant Anticipation Notes Series 2007
3.50%, 01/02/08 (a)(b)(c)(d)	8,700	8,700
Michigan Higher Education Facilities Auth
Limited Obligation Refunding RB (Hope College) Series 2004
3.43%, 01/03/08 (a)(b)	3,585	3,585
Michigan Housing Development Auth
S/F Mortgage RB Series 2007D
3.05%, 09/03/08	52,800	52,800
S/F Mortgage RB Series 2007E
3.54%, 01/02/08 (c)	40,000	40,000
S/F Mortgage RB Series 2007F
3.54%, 01/02/08 (a)(c)	30,000	30,000
Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985
3.70%, 01/02/08 (a)(b)	7,100	7,100
Michigan Municipal Bond Auth
Revenue Notes Series 2007B2
3.68%, 08/20/08 (b)	35,000	35,175
Michigan State Building Auth
Refunding RB (Facilities Program) Series 2005I
3.45%, 01/03/08 (a)(b)(c)(d)	4,600	4,600
Refunding RB Series 2006IA
3.50%, 01/03/08 (a)(b)(c)(d)	9,400	9,400
Michigan State Hospital Financing Auth
Hospital Refunding RB (Henry Ford Health System) Series 2006A
3.50%, 01/03/08 (a)(b)(c)(d)	1,670	1,670
RB (McLaren Health Care) Series 2005B
3.50%, 01/03/08 (a)(b)(c)(d)	11,500	11,500
Michigan Strategic Fund
Limited Obligation RB (American Cancer Society) Series 2000
3.48%, 01/03/08 (a)(b)	3,455	3,455
Limited Obligation RB (United Machining) Series 1998
3.58%, 01/03/08 (a)(b)	4,000	4,000
Limited Obligation Refunding RB (Detroit Edison Co) Series 1999C
3.57%, 01/03/08 (a)(b)(c)(d)	9,245	9,245
Oakland Cnty
Limited Obligation RB (Husky Envelope Products) Series 1999
3.58%, 01/03/08 (a)(b)	1,320	1,320
Wayne Cnty Airport Auth
Airport Jr Lien RB Series 2001
3.49%, 01/03/08 (a)(b)(c)	600	600
Airport RB Series 2005
3.51%, 01/03/08 (a)(b)(c)(d)	4,485	4,485
3.52%, 01/03/08 (a)(b)(c)(d)	3,640	3,640
3.54%, 01/03/08 (a)(b)(c)(d)	2,750	2,750
3.62%, 01/03/08 (a)(b)(c)(d)	13,020	13,020
3.66%, 01/03/08 (a)(b)(c)(d)	5,190	5,190
Airport RB Series 2007
3.62%, 01/03/08 (a)(b)(c)(d)	9,500	9,500

		491,250

Minnesota 0.9%

Eden Prairie
M/F Housing RB (Eden Prairie Leased Housing Associates I) Series 2003A
3.52%, 01/04/08 (a)(b)	17,500	17,500
Hennepin Cnty
First Lien Sales Tax RB (Ballpark Project) Series 2007A
3.50%, 01/03/08 (a)(c)(d)	7,415	7,415

See financial notes 25

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Hennepin Cnty Housing & Redevelopment Auth
M/F Housing Refunding RB (Stone Arch Apts) Series 2002
3.59%, 01/03/08 (a)(b)	2,800	2,800
Mendota Heights
Refunding IDRB (Dakota Business Plaza) Series 2000
3.62%, 01/03/08 (a)(b)	2,300	2,300
Minneapolis-St Paul Metropolitan Airports Commission
RB Series 2000B
3.54%, 01/03/08 (a)(b)(c)(d)	5,225	5,225
Subordinate Refunding RB Series 2005B
3.62%, 01/03/08 (a)(b)(c)(d)	5,940	5,940
Minnesota
Tax & Aid Anticipation Borrowing Program COP Series 2007
3.64%, 08/28/08	13,000	13,071
Minnesota Agricultural & Economic Development Board
RB (Evangelical Lutheran Good Samaritan Society) Series 1996
3.47%, 01/03/08 (a)(b)	7,200	7,200
Minnesota HFA
Residential Housing Finance Bonds Series 2003B
3.48%, 01/03/08 (a)(c)	6,000	6,000
Residential Housing Finance Bonds Series 2005M
3.48%, 01/03/08 (a)(c)	14,960	14,960
Minnesota Higher Education Facilities Auth
RB (Hamline Univ of Minnesota) Series Six-E1
3.44%, 01/03/08 (a)(b)	2,370	2,370
RB (Hamline Univ of Minnesota) Series Six-E2
3.44%, 01/03/08 (a)(b)	3,860	3,860
Minnesota Housing Finance Auth
Limited Obligation Bonds Draw-down Series 2007-2
3.53%, 01/03/08 (a)(b)(c)(d)	6,300	6,300
Minnesota Public Facilities Auth
Clean Water RB Series 2007A
3.51%, 01/03/08 (a)(c)(d)	21,265	21,265
St Louis Park
M/F Housing RB (At The Park) Series 2002A
3.57%, 01/04/08 (a)(b)	3,300	3,300
St Paul Housing & Redevelopment Auth
District Heating RB Series 1999D
3.47%, 01/04/08 (a)(b)	2,760	2,760
Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A
3.80%, 07/10/08 (b)(c)(d)	27,820	27,820

		150,086

Mississippi 0.7%

Jackson Cnty
Port Facility Refunding RB (Chevron USA) Series 1993
3.74%, 01/02/08 (a)	1,400	1,400
Mississippi Business Finance Corp
IDRB (Electric Mills Wood Preserving) Series 1999
3.57%, 01/03/08 (a)(b)	5,000	5,000
RB (Chevron USA) Series 2007A
3.40%, 01/02/08 (a)	42,000	42,000
RB (Chevron USA) Series 2007B
3.45%, 01/02/08 (a)	13,000	13,000
RB (Chevron USA) Series 2007C
3.45%, 01/02/08 (a)	6,500	6,500
RB (Chevron USA) Series 2007E
3.44%, 01/02/08 (a)	20,000	20,000
RB (Gulfport Promenade) Series 2007
3.50%, 01/03/08 (a)(b)	7,000	7,000
Mississippi Development Bank
Special Obligation Bonds (Madison Cnty Highway Construction) Series 2006
3.51%, 01/03/08 (a)(b)(c)(d)	18,410	18,410
Mississippi Valley State Univ
Educational Building Corporation RB Series 2007
3.49%, 01/03/08 (a)(b)(c)(d)	9,405	9,405

		122,715

Missouri 1.9%

Jackson Cnty
Special Obligation Bonds (Harry S. Truman Sports Complex) Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	8,100	8,100
3.59%, 01/03/08 (a)(b)(c)(d)	12,485	12,485
Kirkwood SD Educational Facilities Auth
Leasehold RB Series 2005B
3.80%, 03/14/08 (b)(c)(d)	7,925	7,925
Metropolitan St. Louis Sewer District
Wastewater System RB Series 2006C
3.50%, 01/03/08 (a)(b)(c)(d)	17,575	17,575
Missouri Board of Public Buildings
Special Obligation Bonds Series 2006A
3.50%, 01/03/08 (a)(c)(d)	11,580	11,580
Missouri Environmental Improvement & Energy Resources Auth
Water Facilities Refunding RB (Missouri-American Water Co) Series 2006
3.53%, 01/03/08 (a)(b)(c)(d)	15,330	15,330
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Washington Univ) Series 2007A
3.50%, 01/03/08 (a)(c)(d)	4,570	4,570
Health Facilities RB (SSM Health Care) Series 2005B
3.55%, 01/03/08 (a)(c)(d)	39,400	39,400
Health Facilities RB (SSM Health Care) Series 2005C1
3.50%, 01/02/08 (a)(b)(c)	5,915	5,915

26 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Missouri Higher Education Loan Auth
Student Loan RB Sr Series 2005A
3.53%, 01/03/08 (a)(b)(c)	9,000	9,000
Missouri Highway & Transportation Commission
First Lien State Road Bonds Series 2006B
3.51%, 01/03/08 (a)(c)(d)	19,120	19,120
Sr Lien Refunding State Road Bonds Series 2006
3.48%, 01/03/08 (a)(c)(d)	5,000	5,000
Missouri Housing Development Commission
S/F Mortgage RB Series 2004A1
3.54%, 01/03/08 (a)(c)(d)	3,640	3,640
Missouri Joint Municipal Electric Utility Commission
Power Project RB (Prairie State) Series 2007A
3.48%, 01/03/08 (a)(b)(c)(d)	12,215	12,215
Springfield
Public Utility RB Series 2006
3.54%, 01/03/08 (a)(b)(c)(d)	6,790	6,790
3.55%, 01/03/08 (a)(b)(c)(d)	9,985	9,985
3.75%, 02/28/08 (a)(b)(c)(d)	30,555	30,555
St Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I) Series 2004A
3.48%, 01/03/08 (a)(b)	15,600	15,600
M/F Housing Refunding RB (Time Centre Apts Phase II) Series 2004B
3.52%, 01/03/08 (a)(b)	4,500	4,500
St Louis
Airport RB
3.60%, 01/03/08 (a)(b)(c)(d)	5,600	5,600
St Louis IDA
IDRB (Kessler Container) Series 1997A
3.53%, 01/03/08 (a)(b)	1,500	1,500
M/F Housing RB (Whispering Lakes Apts) Series 1995
3.52%, 01/03/08 (a)(b)	7,435	7,435
M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A
3.52%, 01/03/08 (a)(b)	10,475	10,475
Univ of Missouri
Capital Projects Notes Series FY 2007-2008A
3.70%, 06/30/08	50,000	50,191
Washington IDA
IDRB (Pauwels Transformers) Series 1995
3.59%, 01/03/08 (a)(b)	2,200	2,200

		316,686

Montana 0.0%

Forsyth
Pollution Control Refunding RB (NW Corp Colstrip) Series 2006
3.57%, 01/03/08 (a)(b)(c)(d)	3,715	3,715
Montana State Health Facility Auth
Hospital RB (Deaconess-Billings Clinic Health System) Series 1994
3.54%, 01/02/08 (a)(b)(c)(d)	3,500	3,500

		7,215

Nebraska 1.0%

Central Plains Energy Project
Gas Project RB (Project #1)
3.84%, 01/03/08 (a)(c)(d)	5,800	5,800
Lincoln
Electric System RB Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	36,030	36,030
Nebraska Public Power District
General RB Series 2006A
3.60%, 03/13/08 (b)(c)(d)	12,515	12,515
3.78%, 03/13/08 (b)(c)(d)	12,405	12,405
Omaha Public Power District
Electric System Subordinated RB Series 2006B
3.55%, 01/03/08 (a)(b)(c)(d)	5,073	5,073
Separate Electric System RB Series 2006A
3.50%, 01/03/08 (a)(b)(c)(d)	34,390	34,390
Public Power General Agency
RB (Whelan Energy Center Unit 2) Series 2007A
3.78%, 07/10/08 (b)(c)(d)	47,600	47,600
Stanton Cnty
IDRB (Nucor Corp) Series 1996
3.59%, 01/02/08 (a)	19,300	19,300

		173,113

Nevada 3.1%

Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2
3.80%, 03/27/08 (b)(c)(d)	35,315	35,315
Airport Passenger Facility Charge Refunding RB Series 2005A2
3.53%, 01/02/08 (a)(b)(c)	38,000	38,000
GO (Limited Tax) Bank Bonds Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	7,015	7,015
3.60%, 01/03/08 (a)(b)(c)(d)	8,970	8,970
3.75%, 03/13/08 (b)(c)(d)	26,355	26,355
GO Bank Refunding Bonds Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	9,945	9,945
IDRB (Southwest Gas Corp) Series 2003A
3.55%, 01/02/08 (a)(b)	44,000	44,000
Clark Cnty SD
GO (Limited Tax) Building Bonds 2007C
3.55%, 01/02/08 (a)(c)(d)	12,000	12,000
GO (Limited Tax) Building Bonds Series 2001F
3.49%, 01/03/08 (a)(b)(c)(d)(g)	21,715	21,715

See financial notes 27

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO (Limited Tax) Building Bonds Series 2005C
3.51%, 01/03/08 (a)(b)(c)(d)	5,920	5,920
GO (Limited Tax) Refunding Bonds Series 2007A
3.50%, 01/02/08 (a)(b)(c)(d)	15,405	15,405
3.59%, 01/03/08 (a)(b)(c)(d)	5,400	5,400
Las Vegas
Various Purpose GO Bonds Series 2006B
3.48%, 01/03/08 (a)(b)(c)(d)	8,285	8,285
Las Vegas Convention & Visitors Auth
Refunding RB Series 2005
3.50%, 01/03/08 (a)(b)(c)(d)	4,120	4,120
Las Vegas Valley Water District
GO (Limited Tax) Water CP Series 2004 A&B
3.35%, 02/05/08 (c)	10,300	10,300
3.52%, 02/07/08 (c)	8,900	8,900
3.35%, 02/11/08 (c)	20,000	20,000
2.70%, 03/06/08 (c)	14,100	14,100
GO (Limited Tax) Water Improvement Bonds Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	28,085	28,085
GO Water Improvement & Refunding Bonds Series 2003A
3.49%, 01/03/08 (a)(b)(c)(d)	21,395	21,395
Nevada
GO Water Refunding Bonds Series 2006D
3.59%, 01/03/08 (a)(b)(c)(d)	8,840	8,840
Nevada Department of Business & Industry
RB (LVE Energy Partners) Series 2007
3.60%, 01/03/08 (a)(b)	13,100	13,100
Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A
3.55%, 01/03/08 (a)(b)	7,415	7,415
M/F Housing RB (Banbridge Apts) Series 2000A
3.55%, 01/03/08 (a)(b)	3,960	3,960
M/F Housing RB (Silver Pines Apts) Series 2002A
3.48%, 01/03/08 (a)(b)	5,500	5,500
M/F Housing RB (St Rose Sr Apts) Series 2002A
3.55%, 01/03/08 (a)(b)(f)	14,770	14,770
M/F Housing Refunding RB (Oakmont) Series 2002
3.55%, 01/03/08 (a)(b)	4,350	4,350
Nevada System of Higher Education
Univ RB Series 2005B
3.50%, 01/03/08 (a)(b)(c)(d)	10,490	10,490
3.59%, 01/03/08 (a)(b)(c)(d)	10,650	10,650
North Las Vegas
GO Building Bonds Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	30,660	30,660
Truckee Meadows Water Auth
Water Refunding RB Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	9,300	9,300
Water Refunding RB Series 2007
3.48%, 01/03/08 (a)(b)(c)(d)	5,895	5,895
Water Revenue CP Series 2006B
3.53%, 01/08/08 (b)	5,300	5,300
Washoe Cnty
GO Refunding Bonds (Convention Center) Series 2001A
3.49%, 01/03/08 (a)(b)(c)(d)(g)	31,000	31,000

		506,455

New Hampshire 0.3%

New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics) Series 2003
3.51%, 01/03/08 (a)(b)	30,000	30,000
New Hampshire Health & Educational Facilities Auth
RB (Easter Seals New Hampshire) Series 2004A
3.49%, 01/03/08 (a)(b)	6,060	6,060
RB (Frisbie Memorial Hospital) Series 2005
3.47%, 01/03/08 (a)(b)	3,800	3,800
RB (Riverwoods) Series 2003
3.44%, 01/03/08 (a)(b)	3,085	3,085
New Hampshire HFA
S/F Mortgage Acquisition RB Series 1997C
3.52%, 01/03/08 (a)(b)(c)(d)	935	935
S/F Mortgage Acquisition RB Series 1998B
3.52%, 01/01/08 (a)(b)(c)(d)	9,730	9,730

		53,610

New Jersey 0.8%

New Jersey Economic Development Auth
Exempt Facility RB (Chambers Co-Generation)
2.93%, 03/10/08 (b)	12,100	12,100
Exempt Facility RB (Keystone)
3.22%, 02/11/08 (b)	5,000	5,000
3.26%, 03/05/08 (b)	7,000	7,000
RB (Hamilton Industrial Development) Series 1998
3.53%, 01/02/08 (a)(b)	4,755	4,755
RB (Stone Brothers Secaucus) Series 2001
3.47%, 01/04/08 (a)(b)	1,495	1,495
Refunding RB (Gloucester Marine Terminal) Series 2006B
3.52%, 01/03/08 (a)(b)(c)(d)	2,800	2,800
Thermal Energy Facilities RB (Marina Energy) Series A
3.43%, 01/03/08 (a)(b)	1,400	1,400
New Jersey Tobacco Settlement Financing Corp
Settlement Asset-Backed Bonds Series 2003
3.50%, 01/02/08 (a)(c)(d)	29,805	29,805

28 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006A
3.47%, 01/03/08 (a)(b)(c)(d)	1,610	1,610
3.47%, 01/03/08 (a)(b)(c)(d)	9,940	9,940
Transportation System Bonds Series 2007A
3.52%, 01/03/08 (a)(b)(c)(d)	46,810	46,810
Newark Housing Auth
Refunding Bonds Series 2007
3.45%, 01/03/08 (a)(b)(c)(d)	2,020	2,020

		124,735

New Mexico 0.7%

Farmington
Hospital RB (San Juan Regional Medical Center) Series 2004B
3.45%, 01/03/08 (a)(b)	5,000	5,000
Pollution Control Refunding RB (Arizona Public Service Co-Four Corners) Series 1994B
3.50%, 01/02/08 (a)(b)	2,600	2,600
New Mexico
TRAN Series 2007-2008
3.72%, 06/30/08	60,000	60,223
New Mexico Mortgage Finance Auth
S/F Mortgage Program Bonds Draw Down Issue 2007
3.51%, 01/03/08 (a)(b)(c)(d)	35,528	35,528
Santa Fe
Tax Subordinate Lien Wastewater System RB Series 1997B
3.49%, 01/02/08 (a)(b)	15,900	15,900

		119,251

New York 4.8%

Glen Cove Housing Auth
Sr Living Facility RB (The Mayfair at Glen Cove) Series 1996
3.49%, 01/03/08 (a)(b)(c)(d)	5,535	5,535
Long Island Power Auth
Electric System RB Series 1998A
3.49%, 01/03/08 (a)(b)(c)(d)	2,110	2,110
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2006B
3.49%, 01/03/08 (a)(b)(c)(d)	16,140	16,140
RB Series 2005B
3.75%, 03/20/08 (b)(c)(d)	7,845	7,845
RB Series 2005G1
3.56%, 01/02/08 (a)(b)	1,750	1,750
Transportation Revenue BAN Series CP1 A, B, C
2.83%, 02/06/08 (b)	23,000	23,000
New Rochelle IDA
RB (West End Phase I Facility) Series 2006
3.58%, 01/03/08 (a)(b)	9,000	9,000
New York City
GO Bonds Fiscal 1994 Series H4
3.45%, 01/02/08 (a)(b)	1,960	1,960
GO Bonds Fiscal 1998 Series D
3.50%, 01/02/08 (a)(b)(c)(d)	10	10
GO Bonds Fiscal 2001 Series B
3.48%, 01/03/08 (a)(b)(c)(d)	1,380	1,380
GO Bonds Fiscal 2004 Series F
3.51%, 01/03/08 (a)(b)(c)(d)	170,000	170,000
GO Bonds Fiscal 2005 Series O
3.48%, 01/03/08 (a)(c)(d)	18,350	18,350
GO Bonds Fiscal 2006 Series J1
3.49%, 01/03/08 (a)(b)(c)(d)	7,970	7,970
GO Bonds Fiscal 2007 Series C1
3.46%, 01/03/08 (a)(c)(d)(f)	7,000	7,000
GO Bonds Fiscal 2005 Series M & Fiscal 2006 Series I1
3.48%, 01/03/08 (a)(c)(d)	2,029	2,029
New York City Housing Development Corp
M/F Rental Housing RB (Sierra) Series 2003A
3.50%, 01/02/08 (a)(b)	18,585	18,585
M/F Rental Housing RB (The Nicole) Series 2005A
3.50%, 01/02/08 (a)(b)	10,200	10,200
New York City IDA
Refunding IDRB (Allway Tools) Series 1997
3.60%, 01/03/08 (a)(b)	1,215	1,215
Special Facility RB (Terminal One Group Association) Series 2005
3.59%, 01/03/08 (a)(b)(c)(d)	7,235	7,235
New York City Municipal Water Finance Auth
CP Series 6
3.53%, 01/17/08 (c)	50,000	50,000
3.54%, 01/17/08 (c)	60,000	60,000
Water & Sewer System RB Fiscal 2000 Series C
3.54%, 01/02/08 (a)(c)	1,600	1,600
Water & Sewer System RB Fiscal 2006 Series A
3.48%, 01/03/08 (a)(c)(d)	10,020	10,020
Water & Sewer System RB Fiscal 2008 Series AA
3.54%, 01/03/08 (a)(c)(d)	31,350	31,350
Water & Sewer System RB Fiscal 2008 Series BB1
3.45%, 01/02/08 (a)(c)	2,200	2,200
Water & Sewer System RB Fiscal 2008 Series BB3
3.53%, 01/02/08 (a)(c)	6,900	6,900
Water & Sewer System Second General Resolution RB Fiscal 2007 Series CC1
3.60%, 01/02/08 (a)(c)	6,500	6,500
Water & Sewer System Second General Resolution RB Fiscal 2007 Series CC2
3.60%, 01/02/08 (a)(c)	1,000	1,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1
3.54%, 01/03/08 (a)(b)(c)(d)	10,810	10,810

See financial notes 29

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Recovery Bonds Fiscal 2003 Series 3B
3.64%, 01/02/08 (a)(c)	4,000	4,000
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2007B
3.47%, 01/03/08 (a)(c)(d)	4,620	4,620
New York State HFA
Housing RB (Avalon Bowery Place I) Series 2006A
3.45%, 01/02/08 (a)(b)(f)	93,800	93,800
Housing RB (Chelsea Arms) Series 1998A
3.50%, 01/02/08 (a)(b)	5,000	5,000
Housing RB (Clinton Green North) Series 2005A
3.43%, 01/02/08 (a)(b)	2,000	2,000
Housing RB (Normandie Court II) Series 1999A
3.50%, 01/02/08 (a)(b)(f)	7,330	7,330
Housing RB (Tribeca Landing) Series 1997A
3.48%, 01/02/08 (a)(b)	18,400	18,400
Housing RB (Worth St) Series 2001A
3.50%, 01/02/08 (a)(b)	2,600	2,600
Housing RB (101 West End Ave) Series 1999A
3.46%, 01/02/08 (a)(b)	3,600	3,600
Housing RB (150 E 44th St) Series 2000A
3.46%, 01/02/08 (a)(b)	2,800	2,800
Housing RB (345 E 94th St) Series 1998A
3.45%, 01/02/08 (a)(b)	165	165
Housing RB (E 84th St) Series 1995A
3.42%, 01/02/08 (a)(b)	22,500	22,500
New York State Mortgage Agency
Homeowner Mortgage RB Series 79
3.50%, 01/03/08 (a)(c)(d)	14,995	14,995
Homeowner RB Series 150
3.02%, 01/03/08 (a)(c)	16,670	16,670
New York State Power Auth
CP Series 1
3.05%, 01/18/08 (c)	30,000	30,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2005B
3.49%, 01/03/08 (a)(c)(d)	8,000	8,000
Port Auth of New York & New Jersey
Consolidated Bonds 135th Series
3.47%, 01/03/08 (a)(c)(d)	100	100
Consolidated Bonds 138th Series
3.48%, 01/03/08 (a)(b)(c)(d)	4,000	4,000
Consolidated Bonds 139th Series
3.54%, 01/03/08 (a)(b)(c)(d)	9,910	9,910
Consolidated Bonds 143rd Series
3.56%, 01/03/08 (a)(c)(d)	365	365
Consolidated Bonds 144th Series
3.49%, 01/03/08 (a)(c)(d)	5,000	5,000
Consolidated Bonds 146th Series
3.55%, 01/02/08 (a)(b)(c)(d)	10,410	10,410
3.78%, 03/06/08 (b)(c)(d)	22,040	22,069
Consolidated Bonds 148th Series
3.47%, 01/03/08 (a)(b)(c)(d)	4,350	4,350
Special Project Bonds (JFK International Air Terminal) Series 6
3.52%, 01/03/08 (a)(b)(c)(d)	4,895	4,895
TECP Series A
3.03%, 01/08/08 (c)	7,900	7,900

		797,173

North Carolina 1.5%

Durham Housing Auth
M/F Housing RB (Pendleton Townhomes) Series 2001
3.49%, 01/02/08 (a)(b)	5,230	5,230
Forsyth Cnty
RB (Plymouth Printing Co) Series 1998
3.55%, 01/02/08 (a)(b)	300	300
Guilford Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Metalcraft of Mayville SE Manufacturing) Series 1997
3.53%, 01/03/08 (a)(b)	700	700
Hertford Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Nucor Corp) Series 2000A
3.69%, 01/02/08 (a)	26,500	26,500
Johnston Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Flanders Corp) Series 1998
3.53%, 01/02/08 (a)(b)	4,500	4,500
Mecklenburg Cnty
M/F Housing RB (Sycamore Green Apts) Series 2001
3.53%, 01/03/08 (a)(b)	8,240	8,240
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2006A
3.50%, 01/03/08 (a)(c)(d)	8,400	8,400
Solid Waste Disposal RB (Duke Energy Carolinas) Series 2006A
3.53%, 01/03/08 (a)(b)	16,000	16,000
North Carolina Medical Care Commission
Health Care Facilities RB (Novant Health) Series 2006
3.49%, 01/03/08 (a)(b)(c)(d)	11,420	11,420
3.49%, 01/03/08 (a)(b)(c)(d)	17,235	17,235

30 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Duke Univ Health System) Series 2006AB
3.55%, 01/03/08 (a)(c)(d)	20,000	20,000
RB (Mission Health Combined Group) Series 2007
3.50%, 01/03/08 (a)(c)(d)	17,490	17,490
North Carolina State Education Assistance Auth
Student Loan RB Series 2005A1
3.57%, 01/03/08 (a)(b)(c)	76,100	76,100
Student Loan RB Series 2005A3
3.53%, 01/03/08 (a)(b)(c)	8,995	8,995
Raleigh
Combined Enterprise System RB Series 2006A
3.50%, 01/03/08 (a)(c)(d)	6,400	6,400
Sampson Cnty Industrial Facilities & Pollution Control Finance Auth
IDRB (Crumpler Plastic Pipe) Series 1999
3.55%, 01/03/08 (a)(b)	1,200	1,200
Univ of North Carolina at Chapel Hill
General Revenue & Refunding RB Series 2005A
3.50%, 01/03/08 (a)(c)(d)	4,981	4,981
Wake Cnty Housing Auth
M/F Housing RB (Walnut Ridge Apts) Series 2000
3.49%, 01/02/08 (a)(b)	9,615	9,615
Wilmington Housing Auth
M/F Housing RB (Garden Lakes Estates) Series 1999
3.49%, 01/02/08 (a)(b)	6,540	6,540

		249,846

North Dakota 0.4%

North Dakota HFA
Home Mortgage Finance Program Series 2004B
3.54%, 01/02/08 (a)(c)	7,615	7,615
3.54%, 01/02/08 (a)(c)	12,990	12,990
Home Mortgage Finance Program Series 2005A
3.54%, 01/02/08 (a)(c)	22,100	22,100
Home Mortgage Finance Program Series 2005C
3.54%, 01/02/08 (a)(c)	12,000	12,000
Richland Cnty
Solid Waste Disposal RB (Minn-Dak Farmers Coop) Series 1996A
3.64%, 01/03/08 (a)(b)	3,440	3,440
Solid Waste Disposal RB (Minn-Dak Farmers Coop) Series 1996B
3.64%, 01/03/08 (a)(b)	315	315

		58,460

Ohio 1.5%

Akron, Bath & Copley Joint Township Hospital District
RB (Summa Health System) Series 2004B
3.43%, 01/03/08 (a)(b)	7,325	7,325
Cincinnati SD
Class room Facilities Construction & Improvement Refunding Bonds Series 2006
3.46%, 01/03/08 (a)(b)(c)(d)(g)	46,690	46,690
Cleveland
Airport System RB Series 2000C
3.78%, 03/13/08 (b)(c)(d)	31,845	31,845
Water RB Series 2007O
3.49%, 01/03/08 (a)(b)(c)(d)	14,850	14,850
Columbus SD
School Facilities Construction & Improvement Refunding Bonds Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	6,665	6,665
Cuyahoga Cnty
Economic Development RB (Hathaway Brown School) Series 1999
3.45%, 01/03/08 (a)(b)	11,345	11,345
Franklin Cnty
Hospital RB (The Children’s Hospital) Series 2003
3.46%, 01/03/08 (a)(b)(c)	5,000	5,000
Hamilton Cnty
Sales Tax Refunding Bonds Subordinate Series 2006A
3.50%, 01/03/08 (a)(b)(c)(d)	23,415	23,415
3.50%, 01/03/08 (a)(b)(c)(d)	32,530	32,530
Northeast Ohio Regional Sewer District
Wastewater Improvement RB Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	5,585	5,585
Ohio
Common Schools GO Bonds
3.57%, 01/03/08 (a)(c)(d)	2,420	2,420
RB (Pooled Financing) Series 2004
3.44%, 01/03/08 (a)(b)	4,380	4,380
Ohio HFA
M/F Refunding RB (10 Wilmington Place) Series 1991B
3.47%, 01/04/08 (a)(b)(c)	8,945	8,945
Residential Mortgage RB Series 2001C
3.52%, 01/03/08 (a)(c)(d)	3,640	3,640
Ohio Higher Educational Facility Commission
Facility RB (Univ of Dayton) Series 2006
3.46%, 01/03/08 (a)(b)(c)(d)	8,025	8,025
RB (Pooled Financing) Series 2003B
3.44%, 01/03/08 (a)(b)	1,380	1,380

See financial notes 31

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (The Cleveland Institute of Music) Series 2005
3.44%, 01/03/08 (a)(b)	5,000	5,000
Princeton City SD Board of Education, Ohio
Refunding Bonds Series 2006
3.64%, 01/02/08 (a)(b)(c)(d)	19,830	19,830
Rickenbacker Port Auth
Capital Funding RB (OASBO Expanded Asset Pooled Financing) Series 2002A
3.50%, 01/03/08 (a)(b)(c)(d)	5,700	5,700

		244,570

Oklahoma 0.5%

Muldrow Public Works Auth
IDRB (OK Foods) Series 1995
3.55%, 01/02/08 (a)(b)	3,500	3,500
Oklahoma Development Finance Auth
RB (Shawnee Funding) Series 1996
3.49%, 01/02/08 (a)(b)	3,100	3,100
Oklahoma Student Loan Auth
Bonds & Notes Series 1998A
3.55%, 01/02/08 (a)(b)(c)	18,100	18,100
Bonds & Notes Series 2000A4
3.55%, 01/02/08 (a)(b)(c)	20,945	20,945
Student Loan Bonds & Notes Series 1996A
3.45%, 01/02/08 (a)(b)(c)(f)	29,580	29,580
Payne Cnty Economic Development Auth
Student Housing RB (OSUF Phase III Student Housing) Series 2005
3.50%, 01/03/08 (a)(b)(c)	8,500	8,500

		83,725

Oregon 1.1%

Medford Hospital Facilities Auth
RB (Rogue Valley Manor) Series 2007
3.75%, 01/02/08 (a)(b)	22,250	22,250
Oregon
TAN Series 2007A
3.63%, 06/30/08	120,000	120,500
Oregon Economic Development Commission
RB (Pendleton Flour Mills) Series 1997-182
3.53%, 01/02/08 (a)(b)	2,420	2,420
Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2004L
3.53%, 01/02/08 (a)(c)	5,000	5,000
S/F Mortgage RB Series 2005F
3.53%, 01/02/08 (a)(c)	13,685	13,685
Portland
First Lien Sewer System Refunding RB Series 2005A
3.48%, 01/03/08 (a)(b)(c)(d)	11,470	11,470
M/F Housing RB (Village of Lovejoy Fountain) Series 1997
3.51%, 01/02/08 (a)(b)	8,500	8,500
Second Lien Sewer System RB Series 2006B
3.50%, 01/03/08 (a)(b)(c)(d)	3,525	3,525

		187,350

Pennsylvania 5.8%

Abington SD
GO Bonds Series 2007
3.48%, 01/03/08 (a)(b)(c)(d)	6,430	6,430
Allegheny Cnty Airport Auth
Refunding RB Series 2007A
3.54%, 01/03/08 (a)(b)(c)(d)	5,555	5,555
Allegheny Cnty Hospital Development Auth
RB (UPMC Senior Communities) Series 2003
3.42%, 01/03/08 (a)(b)	630	630
RB (UPMC) Series 2005B
3.56%, 01/15/08 (e)	12,534	12,534
RB (UPMC) Series 2007A2
3.60%, 01/03/08 (a)(c)(d)	68,995	68,995
RB (UPMC) Series 2007B1
3.50%, 01/03/08 (a)(b)(c)(d)	30,000	30,000
RB (UPMC) Series 2007B2
3.50%, 01/03/08 (a)(c)(d)	35,995	35,995
RB (UPMC) Series 2007C
3.50%, 01/03/08 (a)(b)(c)(d)	30,990	30,990
RB (UPMC) Series 2007D
3.60%, 01/03/08 (a)(c)(d)	13,340	13,340
Refunding RB (Pittsburgh International Airport) Series 2001B
3.49%, 01/03/08 (a)(b)(c)(d)	5,125	5,125
Beaver Cnty IDA
Pollution Control Refunding RB (FirstEnergy Nuclear Generation Corp) Series 2006A
3.74%, 01/02/08 (a)(b)	700	700
Bermudian Springs SD
GO Bonds Series 2005
3.44%, 01/03/08 (a)(b)(c)	1,800	1,800
Central Bucks SD
GO Bonds Series 2000A
3.48%, 01/03/08 (a)(b)(c)	3,530	3,530
Dauphin Cnty General Auth
RB (Education & Health Loan) Series 1997
3.47%, 01/03/08 (a)(b)(c)	1,575	1,575
RB (Hyatt Regency Pittsburgh International Airport Hotel) Series 1988
3.48%, 01/03/08 (a)(b)(c)(d)	27,392	27,392
Delaware Cnty IDA
RB (YMCA of Philadelphia) Series 1999
3.55%, 01/02/08 (a)(b)	75	75
Delaware River Joint Toll Bridge Commission
Bridge System RB Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	5,865	5,865

32 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Delaware Valley Regional Finance Auth
Local Government RB Series 1998A
3.50%, 01/03/08 (a)(b)(c)(d)	13,210	13,210
3.50%, 01/03/08 (a)(b)(c)(d)	500	500
RB Series 1998A
3.54%, 01/03/08 (a)(b)(c)(d)	11,070	11,070
Erie SD
GO Bonds Series 2001A
3.49%, 01/03/08 (a)(b)(c)(d)	26,695	26,695
Harrisburg Auth
Water Refunding RB Series 2002B
3.47%, 01/03/08 (a)(b)(c)	3,000	3,000
Water Refunding RB Series 2003A
3.57%, 01/03/08 (a)(b)(c)	13,600	13,600
Lancaster
GO Bonds Series 2007
3.49%, 01/03/08 (a)(b)(c)(d)	7,705	7,705
Luzerne Cnty IDA
RB (Methodist Homes) Series 2003
3.46%, 01/02/08 (a)(b)	185	185
Moon IDA
First Mortgage RB (Providence Point) Series 2007
3.50%, 01/03/08 (a)(b)	5,000	5,000
Northampton Cnty
Cnty Agreement RB Series 2001
3.49%, 01/03/08 (a)(b)(c)(d)	9,995	9,995
RB (Binney & Smith) Series 1997B
3.50%, 01/02/08 (a)(b)	710	710
Norwin SD
GO Bonds Series 2001A
3.49%, 01/03/08 (a)(b)(c)(d)	1,800	1,800
Pennsylvania
GO Bonds First Series 2003
3.57%, 01/03/08 (a)(b)(c)(d)	3,645	3,645
GO Bonds Second Series 2002
3.57%, 01/03/08 (a)(b)(c)(d)	5,995	5,995
GO Bonds Second Series 2007A
3.50%, 01/03/08 (a)(c)(d)	15,265	15,265
GO Bonds Third Refunding Series 2004
3.50%, 01/03/08 (a)(b)(c)(d)	4,360	4,360
Pennsylvania Convention Center Auth
RB Series 1989A
3.55%, 01/03/08 (a)(b)(c)(d)	7,180	7,180
Pennsylvania Economic Development Finance Auth
RB (Amtrak) Series 2001B
3.55%, 01/03/08 (a)(b)	2,000	2,000
RB (PPL Energy Supply) Series 2007
3.20%, 01/02/08 (b)	22,000	22,000
Pennsylvania HFA
S/F Mortgage RB Series 2004-82B
3.46%, 01/02/08 (a)(c)	8,000	8,000
S/F Mortgage RB Series 2004-83B
3.45%, 01/02/08 (a)(c)	2,000	2,000
S/F Mortgage RB Series 2007-100A
3.55%, 01/03/08 (a)(c)(d)	500	500
Pennsylvania Higher Education Assistance Agency
Student Loan RB Series 1988B
3.45%, 01/02/08 (a)(b)(c)	4,000	4,000
Student Loan RB Series 1997A
3.46%, 01/02/08 (a)(b)(c)	28,900	28,900
Student Loan RB Series 2000A
3.46%, 01/02/08 (a)(b)(c)	46,200	46,200
Student Loan RB Series 2001A
3.46%, 01/02/08 (a)(b)(c)	18,450	18,450
Student Loan RB Series 2003A1
3.46%, 01/02/08 (a)(b)(c)	7,000	7,000
Student Loan RB Series 2003A2
3.46%, 01/02/08 (a)(b)(c)	38,000	38,000
Student Loan RB Series 2007A
3.50%, 01/02/08 (a)(b)(c)	75,000	75,000
Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pennsylvania) Series 2005C
3.50%, 01/03/08 (a)(c)(d)	4,870	4,870
Pennsylvania Public School Building Auth
Lease RB (Philadelphia SD) Series 2003
3.50%, 01/03/08 (a)(b)(c)(d)	2,658	2,658
Lease RB (Philadelphia SD) Series 2006B
3.49%, 01/03/08 (a)(b)(c)(d)	28,265	28,265
3.50%, 01/03/08 (a)(b)(c)(d)	8,010	8,010
RB (Marple Newton SD) Series 2001
3.48%, 01/03/08 (a)(b)(c)(d)	4,965	4,965
RB (Parkland SD) Series 1999D
3.48%, 01/03/08 (a)(b)(c)	285	285
Pennsylvania State Univ
Bonds Series 2007A
3.48%, 01/03/08 (a)(b)(c)(d)	26,000	26,000
Pennsylvania Turnpike Commission
RB Series 2002A3
3.40%, 01/02/08 (a)(c)	7,000	7,000
RB Series 2004A
3.50%, 01/03/08 (a)(b)(c)(d)	8,595	8,595
Philadelphia
Airport RB Series 2007A
3.54%, 01/03/08 (a)(b)(c)(d)	2,800	2,800
Airport Refunding RB Series 2005C
3.55%, 01/02/08 (a)(b)(c)	25,000	25,000
GO Refunding Bonds Series 2007B
3.53%, 01/03/08 (a)(b)(c)	10,000	10,000
RB Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	34,760	34,760
TRAN Series 2007-2008A
3.67%, 06/30/08	37,000	37,147
Water & Wastewater RB Series 2005A
3.50%, 01/02/08 (a)(b)(c)(d)	10,000	10,000
Philadelphia Gas Works
RB 7th Series (1998 General Ordinance)
3.48%, 01/03/08 (a)(b)(c)(d)	5,590	5,590

See financial notes 33

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB Third Series 2001
3.66%, 01/03/08 (a)(b)(c)(d)	4,295	4,295
Philadelphia Hospital & Higher Educational Facilities Auth
RB (Children’s Hospital of Philadelphia) Series 2007A
3.50%, 01/03/08 (a)(c)(d)	14,195	14,195
Philadelphia IDA
RB (Fox Chase Cancer Center Obligated Group) Series 2007B
3.50%, 03/13/08 (b)(c)(d)	5,000	5,000
RB Series 1998A
3.52%, 01/04/08 (a)(b)(c)(d)	12,710	12,710
Philadelphia SD
GO Refunding Bonds Series 2007A
3.48%, 01/03/08 (a)(b)(c)(d)	7,500	7,500
3.48%, 01/03/08 (a)(b)(c)(d)	10,495	10,495
TRAN Series 2007-2008A
3.72%, 06/27/08 (b)	40,000	40,147
Temple Univ
Univ Funding Obligations Series 2007
3.63%, 04/24/08	20,000	20,038

		962,821

Puerto Rico 0.1%

Puerto Rico
Refunding Bonds Series 2007A4
3.27%, 01/02/08 (a)(b)(c)	3,500	3,500
Puerto Rico Auth
Power Refunding RB Series UU
3.49%, 01/02/08 (a)(b)(c)(d)	14,150	14,150

		17,650

Rhode Island 0.3%

Rhode Island Economic Development Corp
Airport RB Series 2005A
3.62%, 01/03/08 (a)(b)(c)(d)	2,255	2,255
3.66%, 01/03/08 (a)(b)(c)(d)	3,925	3,925
Airport Refunding RB Series 2005C
3.58%, 01/03/08 (a)(b)(c)(d)	4,770	4,770
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 52B & 53B
3.62%, 01/03/08 (a)(c)(d)	6,295	6,295
Rhode Island IDA
IDRB (Greystone of Lincoln) Series 2000
3.48%, 01/03/08 (a)(b)	900	900
Rhode Island Student Loan Auth
RB Series 1996-1
3.53%, 01/02/08 (a)(b)(c)	11,000	11,000
RB Series 1996-2
3.53%, 01/02/08 (a)(b)(c)	5,000	5,000
RB Series 1996-3
3.53%, 01/02/08 (a)(b)(c)	23,000	23,000

		57,145

South Carolina 1.0%

Beaufort-Jasper Higher Education Commission
RB (Univ of South Carolina-Beaufort Student Housing) Series 2005
3.44%, 01/03/08 (a)(b)	16,460	16,460
Berkeley Cnty SD
School Building Bonds Series 2002
3.80%, 01/02/08 (a)(b)(c)(d)	7,575	7,575
Florence Cnty Public Facilities Corp
Refunding COP (Law Enforcement & Civic Centers) Series 2003
3.46%, 01/03/08 (a)(b)(c)	20,125	20,125
Greenville IDA
IDRB (Stevens Aviation Technical Services) Series 1997
3.60%, 01/03/08 (a)(b)	3,500	3,500
Horry Cnty USD
GO Bonds Series 2006A
3.50%, 01/03/08 (a)(b)(c)(d)	6,635	6,635
South Carolina
GO Bonds (Univ of South Carolina) Series 2006B
3.75%, 01/24/08 (c)(d)	4,125	4,125
South Carolina Association of Governmental Organizations
Installment Purchase RB (Pickens Cnty SD) Series 2006
3.81%, 06/19/08 (b)(c)(d)	12,165	12,165
South Carolina Housing & Development Auth
M/F Rental Housing RB (Ashley Apts) Series 1999
3.49%, 01/02/08 (a)(b)	3,785	3,785
M/F Rental Housing RB (Piedmont Manor Apts) Series 2000B1
3.49%, 01/02/08 (a)(b)	5,645	5,645
M/F Rental Housing RB (Spartanburg Terrace Apts) Series 2000C1
3.49%, 01/02/08 (a)(b)	1,960	1,960
M/F Rental Housing Refunding RB (Fairway Apts) Series 2001A
3.49%, 01/02/08 (a)(b)	7,735	7,735
South Carolina Jobs Economic Development Auth
RB (Ashley Hall) Series 2007
3.48%, 01/03/08 (a)(b)	19,000	19,000
RB (Holcim) Series 2003
3.58%, 01/03/08 (a)(b)	6,250	6,250
RB (Innovative Fibers) Series 2007
3.55%, 01/03/08 (a)(b)	7,600	7,600
South Carolina Public Service Auth
Revenue Obligations Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	5,970	5,970

34 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Revenue Obligations Series 2007A
3.48%, 01/03/08 (a)(b)(c)(d)	10,310	10,310
3.50%, 01/03/08 (a)(b)(c)(d)	4,785	4,785
TECP
3.35%, 02/06/08 (c)	17,015	17,015
South Carolina Transportation Infrastructure Bank
RB Series 2003A
3.50%, 01/03/08 (a)(b)(c)(d)	5,875	5,875
Spartanburg Cnty IDA
Refunding IDRB (Bemis Co) Series 1991
3.50%, 01/03/08 (a)(b)	4,750	4,750

		171,265

South Dakota 0.2%

South Dakota Health & Educational Facilities Auth
RB (McKenna Hospital) Series 1994
3.47%, 01/04/08 (a)(b)(c)	23,625	23,625
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2004G
3.53%, 01/02/08 (a)(c)	11,000	11,000
M/F Housing RB (Harmony Heights) Series 2001
3.57%, 01/03/08 (a)(b)	6,500	6,500

		41,125

Tennessee 2.1%

Carter Cnty IDB
M/F Housing Refunding RB (Willow Run Apts) Series 1990
3.57%, 01/04/08 (a)(b)	6,675	6,675
Chattanooga Health, Education & Housing Facility Board
RB (Baylor School) Series 1996
3.44%, 01/02/08 (a)(b)	1,215	1,215
Clarksville Public Building Auth
Pooled Financing RB Series 2001
3.74%, 01/02/08 (a)(b)	10,090	10,090
Pooled Financing RB Series 2003
3.74%, 01/02/08 (a)(b)	3,290	3,290
Franklin Cnty IDB
IDRB (Hi-Tech) Series 1997
3.49%, 01/02/08 (a)(b)	2,400	2,400
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA Corp) Series 2001
3.58%, 01/03/08 (a)(b)	2,385	2,385
Hendersonville IDB
Refunding IDRB (Betty Machine Co) Series 2001
3.49%, 01/02/08 (a)(b)	2,945	2,945
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005
3.52%, 01/03/08 (a)(b)	2,400	2,400
Jackson IDB
Solid Waste Facility Bonds (Ameristeel Corp) Series 1997
3.53%, 01/03/08 (a)(b)	3,800	3,800
Johnson City Health & Educational Facilities Board
Hospital RB (Mountain States Health Alliance) Series 2007A
2.85%, 01/02/08 (a)(b)	34,355	34,355
McMinn Cnty IDA
Solid Waste Disposal Facilities RB (Bowater) Series 1999
3.50%, 01/03/08 (a)(b)	13,500	13,500
Memphis
General Improvement Bonds Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	17,000	17,000
Metropolitan Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005
3.52%, 01/03/08 (a)(b)	8,580	8,580
M/F Housing RB (Chippington Tower Apts I & II) Series 2005
3.57%, 01/03/08 (a)(b)	13,500	13,500
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991
3.48%, 01/03/08 (a)(b)	11,320	11,320
Metropolitan Government of Nashville & Davidson Cnty IDB
M/F Housing RB (Arbor Crest) Series 1985B
3.47%, 01/03/08 (a)(b)	12,750	12,750
M/F Housing RB (Arbor Knoll) Series 1985A
3.47%, 01/03/08 (a)(b)	13,400	13,400
RB (Nashville Symphony Hall) Series 2004
3.48%, 01/03/08 (a)(b)	17,075	17,075
RB (YMCA) Series 2007
3.48%, 01/03/08 (a)(b)	7,500	7,500
Metropolitan Nashville Airport Auth
Passenger Facility Charge Refunding Bonds Series 2003
3.49%, 01/02/08 (a)(b)	4,020	4,020
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 2002
3.74%, 01/02/08 (a)(b)	2,890	2,890
Sevier Cnty Public Building Auth
Public Improvement Bonds Series 1995C1
3.47%, 01/03/08 (a)(b)(c)	2,355	2,355
Public Improvement Bonds Series 1996E4
3.47%, 01/03/08 (a)(b)(c)	1,755	1,755
Public Improvement Bonds Series 1996E5
3.47%, 01/03/08 (a)(b)(c)	1,040	1,040
Public Improvement Bonds Series 1996II-C
3.47%, 01/03/08 (a)(b)(c)	645	645
Shelby Cnty Health, Education & Housing Facility Board
RB (Rhodes College) Series 2000
3.45%, 01/03/08 (a)(b)	9,295	9,295

See financial notes 35

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (St Benedict at Auburndale High School) Series 2003
3.46%, 01/03/08 (a)(b)	4,800	4,800
RB (The Hutchison School) Series 2005
3.45%, 01/03/08 (a)(b)	9,860	9,860
Tennergy Corp
Gas RB Series 2006A
3.52%, 01/03/08 (a)(b)(c)(d)(g)	103,880	103,880
Tennessee Energy Acquisition Corp
Gas Project RB Series 2006A
3.50%, 01/03/08 (a)(c)(d)	11,250	11,250
Jr Gas Project RB Series 2006B
3.53%, 01/03/08 (a)(b)(c)(d)	4,966	4,966
Tennessee Housing Development Agency
Homeownership Program Bonds Series 2001-1C
3.52%, 01/03/08 (a)(c)(d)	4,550	4,550

		345,486

Texas 14.8%

Amarillo Health Facility Corp
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 1997
3.47%, 01/03/08 (a)(b)	3,155	3,155
Austin
Electric Utility System Refunding RB Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	17,930	17,930
Public Improvement Bonds Series 2000
3.50%, 01/03/08 (a)(c)(d)	5,570	5,570
Water & Wastewater Refunding RB Series 2001 A&B
3.50%, 01/02/08 (a)(b)(c)(d)	6,425	6,425
3.50%, 01/03/08 (a)(b)(c)(d)	4,600	4,600
Water & Wastewater Refunding RB Series 2005
3.50%, 01/03/08 (a)(b)(c)(d)	3,010	3,010
Austin ISD
Unlimited Tax Refunding Bonds Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	7,265	7,265
Bexar Cnty Housing Finance Corp
M/F Housing RB (Villages at Lost Creek Apts) Series 2006A1
3.50%, 01/03/08 (a)(b)(c)(d)	9,160	9,160
Brazos Cnty Health Facilities Development Corp
RB (Franciscan Services Corp Obligated Group) Series 1997A&B
3.51%, 01/03/08 (a)(b)(c)(d)	45,000	45,000
Brazos River Auth
Pollution Control Refunding RB (TXU Energy Co) Series 2001A
3.60%, 01/02/08 (a)(b)	10,000	10,000
Brazos River Harbor Navigation District
RB (Dow Chemical) Series 2002B
3.48%, 01/03/08 (a)(b)(c)(d)	12,440	12,440
Brownsville Utility System
Revenue Improvement & Refunding Bonds Series 2005A
3.50%, 01/03/08 (a)(b)(c)(d)	6,930	6,930
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996
3.54%, 01/03/08 (a)(b)	6,150	6,150
Comal ISD
Unlimited Tax School Building Bonds Series 2007
3.59%, 01/03/08 (a)(b)(c)(d)	6,735	6,735
Cypress-Fairbanks ISD
Schoolhouse & Refunding Bonds Series 2006
3.51%, 01/03/08 (a)(b)(c)(d)	38,890	38,890
Dallas
GO Bonds Series 2005
3.50%, 01/03/08 (a)(c)(d)(g)	31,905	31,905
GO Refunding & Improvement Bonds Series 2007A
3.50%, 01/03/08 (a)(c)(d)	9,680	9,680
Waterworks & Sewer System CP Series B
3.50%, 03/07/08 (c)	32,607	32,607
3.35%, 03/10/08 (c)	7,000	7,000
Waterworks & Sewer System Refunding & Improvement RB Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	6,485	6,485
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2001
3.50%, 01/03/08 (a)(b)(c)(d)	15,510	15,510
Sr Lien Sales Tax Refunding RB Series 2007
3.48%, 01/03/08 (a)(b)(c)(d)	4,940	4,940
3.50%, 01/03/08 (a)(b)(c)(d)	44,225	44,225
3.50%, 01/03/08 (a)(b)(c)(d)	18,430	18,430
Dallas Fort Worth International Airport
Joint Improvement & Refunding RB Series 2001A
3.54%, 01/03/08 (a)(b)(c)(d)	7,495	7,495
Joint Improvement RB Series 2003A
3.53%, 01/03/08 (a)(b)(c)(d)	5,780	5,780
3.54%, 01/03/08 (a)(b)(c)(d)	14,990	14,990
3.54%, 01/03/08 (a)(b)(c)(d)	2,500	2,500
Dallas ISD
Unlimited Tax School Building Bonds Series 2006
3.49%, 01/03/08 (a)(b)(c)(d)(g)	29,140	29,140
3.50%, 01/03/08 (a)(b)(c)(d)	5,100	5,100
Denton Utility System
RB Series 2000A
3.50%, 01/03/08 (a)(b)(c)(d)	5,230	5,230

36 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Duncanville ISD
Unlimited Tax Refunding Bonds Series 2005
3.59%, 01/03/08 (a)(b)(c)(d)	4,355	4,355
Ector Cnty ISD
Unlimited Tax Refunding Bonds Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	8,000	8,000
El Paso
GO Bonds
3.60%, 01/03/08 (a)(b)(c)(d)	5,640	5,640
GO Bonds Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	7,490	7,490
Water & Sewer Refunding RB Series 1998
3.50%, 01/03/08 (a)(b)(c)(d)	7,210	7,210
El Paso Cnty Hospital District
Combination Tax & Revenue Certificates of Obligation Series 2005
3.48%, 01/03/08 (a)(b)(c)(d)	20,005	20,005
El Paso ISD
Unlimited Tax School Building Bonds Series 2007
3.59%, 01/03/08 (a)(b)(c)(d)	9,660	9,660
Galveston Cnty
GO Refunding Bonds Series 2007
3.49%, 01/03/08 (a)(b)(c)(d)	6,240	6,240
Garland ISD
Unlimited Tax School Building Bonds Series 2004B
3.75%, 06/16/08 (b)(c)	6,800	6,783
Goose Creek Consolidated ISD
Unlimited Tax Schoolhouse & Refunding Bonds Series 2006
3.51%, 01/03/08 (a)(b)(c)(d)	19,880	19,880
Grand Prairie IDA
IDRB (NTA Leasing Co) Series 1994
3.56%, 01/02/08 (a)(b)	1,025	1,025
Grapevine IDA
Airport Improvement RB (Simuflite Training International) Series 1983A
3.65%, 04/01/08 (b)	19,000	19,000
Greater East Texas Higher Education Auth
RB Series 1992B
3.85%, 07/01/08 (b)	14,000	14,000
RB Series 1995B
3.85%, 07/01/08 (b)	10,000	10,000
Greater Texas Student Loan Corp
RB Series 1998A
3.50%, 01/03/08 (a)(b)	10,250	10,250
Gulf Coast IDA
IDRB (Gruma Corp) Series 1994
3.51%, 01/02/08 (a)(b)	6,440	6,440
Gulf Coast Waste Disposal Auth
Pollution Control Refunding RB (Amoco Oil Co) Series 1992
3.60%, 01/02/08 (a)	58,525	58,525
Harris Cnty
Jr Lien Special RB (Rodeo) Series 2001C
3.45%, 01/03/08 (a)(b)(c)	1,675	1,675
Permanent Improvement Refunding Bonds Series 2004A
3.59%, 01/03/08 (a)(c)(d)	20,905	20,905
Permanent Improvement Refunding Bonds Series 2006A & Unlimited Tax Road & Refunding Bonds Series 2006B
3.50%, 01/03/08 (a)(c)(d)	16,860	16,860
Toll Road Sr Lien Refunding RB Series 2005A
3.50%, 01/03/08 (a)(b)(c)(d)	3,845	3,845
Unlimited Tax Road & Refunding Bonds Series 2006B
3.50%, 01/03/08 (a)(c)(d)	14,050	14,050
Harris Cnty HFA
M/F Housing RB (Dominion Square Apts) Series 2000
3.58%, 01/03/08 (a)(b)	2,825	2,825
M/F Housing RB (Village At Cornerstone Apts) Series 2004
3.52%, 01/03/08 (a)(b)	8,360	8,360
Harris Cnty Housing Finance Corp
M/F Housing RB (Lafayette Village Apts) Series 2006
3.52%, 01/03/08 (a)(b)	7,100	7,100
Houston
Airport System Subordinate Lien Refunding RB Series 2007B
3.55%, 01/03/08 (a)(b)(c)(d)	23,000	23,000
Public Improvement Refunding Bonds Series 1998A
3.56%, 01/03/08 (a)(c)(d)	21,650	21,650
Water & Sewer System Jr Lien Refunding RB Series 2002A
3.50%, 01/03/08 (a)(b)(c)(d)	6,530	6,530
Houston Combined Utility System
First Lien Refunding RB Series 2004A
3.48%, 01/03/08 (a)(b)(c)(d)	14,530	14,530
3.59%, 01/03/08 (a)(b)(c)(d)	5,280	5,280
First Lien Refunding RB Series 2007A
3.48%, 01/03/08 (a)(b)(c)(d)	5,170	5,170
Houston Higher Education Finance Corp
Higher Education RB (Rice Univ) Series 2006B
3.40%, 01/02/08 (a)(c)	4,700	4,700
Higher Education RB (Rice Univ) Series 2007A
3.49%, 01/03/08 (a)(c)(d)	3,430	3,430
3.50%, 01/03/08 (a)(c)(d)	9,240	9,240
Houston ISD
Limited Tax Refunding Bonds Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	16,285	16,285

See financial notes 37

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Limited Tax School Building Bonds Series 2005
3.48%, 01/03/08 (a)(b)(c)(d)	11,575	11,575
Limited Tax Schoolhouse & Refunding Bonds Series 2003
3.50%, 01/03/08 (a)(b)(c)(d)	5,260	5,260
Jewett Economic Development Corp
IDRB (Nucor Corp) Series 2003
3.59%, 01/02/08 (a)	6,200	6,200
Katy ISD
Unlimited Tax Refunding Bonds Series 2007B
3.50%, 01/03/08 (a)(b)(c)(d)	13,095	13,095
Unlimited Tax School Building Bonds Series 2000A
3.50%, 01/03/08 (a)(b)(c)(d)	9,095	9,095
Keller ISD
Unlimited Tax School Building & Refunding Bonds Series 2005
3.48%, 01/03/08 (a)(b)(c)(d)	4,780	4,780
Lamar Consolidated ISD
Unlimited Tax Schoolhouse Bonds Series 2007
3.49%, 01/03/08 (a)(b)(c)(d)	4,950	4,950
3.50%, 01/03/08 (a)(b)(c)(d)	11,490	11,490
Lavaca-Navidad River Auth
Water Supply System Contract RB (Formosa Plastics Corp) Series 1990
3.57%, 01/02/08 (a)(b)(e)	13,600	13,600
Leander ISD
Unlimited Tax School Building & Refunding Bonds Series 2003
3.49%, 01/03/08 (a)(b)(c)(d)	10,000	10,000
Lewisville ISD
Unlimited Tax Refunding Bonds Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	9,550	9,550
Unlimited Tax School Building & Refunding Bonds Series 2007
3.70%, 01/03/08 (a)(b)(c)(d)	715	715
Lower Colorado River Auth
Refunding RB Series 1999A
3.51%, 01/03/08 (a)(b)(c)(d)	10,770	10,770
Lower Neches River Auth
Refunding RB (Exxon Mobil) Series 2001A
3.60%, 01/02/08 (a)	5,000	5,000
Refunding RB (Exxon Mobil) Series 2001B
3.65%, 01/02/08 (a)	2,000	2,000
Manor ISD
Unlimited Tax School Building Bonds Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	4,920	4,920
Mansfield IDA
IDRB (Southern Champion Tray) Series 1999
3.49%, 01/02/08 (a)(b)	800	800
Matagorda Cnty Navigation Dist #1
Pollution Control Refunding RB (AEP Texas Central Co) Series 2005A
3.50%, 01/03/08 (a)(b)(c)(d)	23,995	23,995
Refunding RB (Houston Lighting & Power Co) Series 2001
3.55%, 01/02/08 (a)(b)(c)(d)	6,950	6,950
Midlothian ISD
Unlimited Tax School Building & Refunding Bonds Series 2004
3.51%, 01/03/08 (a)(b)(c)(d)	8,840	8,840
Montgomery Cnty
Unlimited Tax Road Bonds Series 2006A
3.50%, 01/03/08 (a)(b)(c)(d)	4,240	4,240
North East ISD
Unlimited Tax Refunding Bonds Series 2005
3.50%, 01/03/08 (a)(b)(c)(d)	5,730	5,730
3.70%, 01/03/08 (a)(b)(c)(d)	1,975	1,975
Unlimited Tax Refunding Bonds Series 2007
3.51%, 01/03/08 (a)(b)(c)(d)	13,450	13,450
3.77%, 03/06/08 (b)(c)(d)	12,285	12,285
Unlimited Tax School Building Bonds Series 2004
3.48%, 01/03/08 (a)(b)(c)(d)	5,830	5,830
Unlimited Tax School Building Bonds Series 2007A
3.48%, 01/03/08 (a)(b)(c)(d)	5,540	5,540
3.50%, 01/03/08 (a)(b)(c)(d)	11,670	11,670
North Texas Higher Education Auth
Student Loan RB Series 1998
3.45%, 01/02/08 (a)(b)	9,000	9,000
Student Loan RB Series 2005A
3.48%, 01/02/08 (a)(b)(c)	15,000	15,000
Student Loan RB Series 2007A
3.48%, 01/02/08 (a)(b)	25,650	25,650
North Texas Municipal Water District
RB Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	7,315	7,315
Northwest ISD
Unlimited Tax Refunding Bonds Series 2005
3.48%, 01/03/08 (a)(b)(c)(d)	29,065	29,065
Unlimited Tax School Building Bonds Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	3,600	3,600
Panhandle Plains Higher Education Auth
Student Loan RB Series 1992A
3.53%, 01/02/08 (a)(b)(c)	7,300	7,300
3.53%, 01/02/08 (a)(b)(c)	11,800	11,800
Student Loan RB Series 1993A
3.53%, 01/02/08 (a)(b)(c)	30,200	30,200
Pearland ISD
Unlimited Tax Schoolhouse RB Series 2007
3.59%, 01/03/08 (a)(b)(c)(d)	6,665	6,665
Port Arthur ISD
Unlimited Tax School Building Bonds Series 2005
3.49%, 01/03/08 (a)(b)(c)(d)	23,395	23,395

38 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Riesel Industrial Development Corp
Solid Waste RB (Sandy Creek Energy Associates) Series 2007
3.54%, 01/02/08 (a)(b)	11,250	11,250
San Antonio
Airport System Revenue Improvement Bonds Series 2002
3.54%, 01/03/08 (a)(b)(c)(d)	9,240	9,240
Electric & Gas Systems RB New Series 2005
3.50%, 01/03/08 (a)(b)(c)(d)	3,000	3,000
Electric & Gas Systems Refunding RB New Series 2007
3.49%, 01/03/08 (a)(c)(d)	26,860	26,860
Electric & Gas Systems Refunding RB Series 2007
3.54%, 01/03/08 (a)(c)(d)	29,700	29,700
Revenue Improvement Bonds Series 2007
3.52%, 01/03/08 (a)(b)(c)(d)	7,565	7,565
Water System Refunding RB Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	12,400	12,400
San Antonio Empowerment Zone Development Corp
Contract RB (Drury Southwest Hotel) Series 2005
3.53%, 01/03/08 (a)(b)	10,450	10,450
San Antonio IDA
IDRB (Gruma Corp) Series 1994
3.51%, 01/02/08 (a)(b)	4,095	4,095
San Antonio ISD
Unlimited Tax Refunding Bonds Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	5,815	5,815
Southeast Texas Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006
3.52%, 01/03/08 (a)(b)	14,000	14,000
Spring ISD
Unlimited Tax Schoolhouse Bonds Series 2005
3.51%, 01/03/08 (a)(b)(c)(d)	26,690	26,690
Tarrant Cnty Cultural Education Facilities Finance Corp
Health Resources System Refunding RB Series 2007A
3.50%, 01/03/08 (a)(c)(d)	8,625	8,625
Texas
GO Bonds (Veterans’ Housing Assistance Program-Fund II) Series 2002A2
3.55%, 01/02/08 (a)(c)	6,000	6,000
GO Refunding Bonds (College Student Loan) Series 2003
3.93%, 07/01/08 (c)	20,000	20,000
3.93%, 07/01/08 (c)	10,630	10,630
TRAN Series 2007
4.50%, 08/28/08	200,000	201,038
Texas A&M Univ
Permanent Univ Fund Bonds Series 1998
3.48%, 01/03/08 (a)(c)(d)	25,725	25,725
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005
3.52%, 01/03/08 (a)(b)	11,900	11,900
M/F Housing RB (Bristol Apts) Series 2004
3.52%, 01/03/08 (a)(b)	8,400	8,400
M/F Housing RB (Creek Point Apts) Series 2000
3.53%, 01/02/08 (a)(b)	6,470	6,470
M/F Housing RB (Montgomery Pines Apts) Series 2004
3.52%, 01/03/08 (a)(b)	12,300	12,300
M/F Housing RB (Pinnacle Apts) Series 2004
3.52%, 01/03/08 (a)(b)	6,900	6,900
M/F Housing RB (Tower Ridge Apts) Series 2005
3.57%, 01/03/08 (a)(b)	15,000	15,000
Residential Mortgage RB Series 1998A
3.52%, 01/03/08 (a)(c)(d)	14,950	14,950
Residential Mortgage Refunding RB Series 2003A
3.54%, 01/03/08 (a)(c)(d)	10,000	10,000
S/F Mortgage RB Series 2002 A&B
3.58%, 01/03/08 (a)(b)(c)(d)	4,070	4,070
S/F Mortgage RB Series 2004D
3.57%, 01/03/08 (a)(b)(c)	23,400	23,400
Texas Municipal Gas Acquisition & Supply Corp II
Gas Supply RB Series 2007A
3.54%, 01/03/08 (a)(c)(d)	28,330	28,330
Gas Supply RB Series 2007AB
3.82%, 01/03/08 (a)(c)(d)	69,985	69,985
Gas Supply RB Series 2007B
3.57%, 01/03/08 (a)(c)(d)	71,000	71,000
3.84%, 01/03/08 (a)(c)(d)	34,445	34,445
Texas Public Finance Auth
Unemployment Compensation Obligation Assessment RB Series 2003C4
3.35%, 02/06/08	12,600	12,600
Texas State Affordable Housing Corp
S/F Mortgage RB (Professional Educators Home Loan Program) Series 2006A
3.59%, 01/02/08 (a)(b)(c)(d)	17,224	17,224
Texas State Univ
Revenue Financing System RB Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	19,355	19,355
Texas Transportation Commission
GO Mobility Fund Bonds
3.60%, 01/03/08 (a)(b)(c)(d)	12,335	12,335
GO Mobility Fund Bonds Series 2005A
3.50%, 01/03/08 (a)(c)(d)	5,935	5,935
3.50%, 01/03/08 (a)(c)(d)	4,700	4,700

See financial notes 39

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

3.51%, 01/03/08 (a)(c)(d)	12,405	12,405
GO Mobility Fund Bonds Series 2006
3.48%, 01/03/08 (a)(c)(d)	7,595	7,595
3.49%, 01/03/08 (a)(c)(d)	12,034	12,034
3.50%, 01/03/08 (a)(c)(d)	3,000	3,000
3.50%, 01/03/08 (a)(c)(d)	11,665	11,665
3.51%, 01/03/08 (a)(c)(d)	6,775	6,775
GO Mobility Fund Bonds Series 2006A
3.50%, 01/03/08 (a)(c)(d)	2,900	2,900
GO Mobility Fund Bonds Series 2007
3.49%, 01/03/08 (a)(c)(d)	30,500	30,500
3.49%, 01/03/08 (a)(c)(d)	43,750	43,750
3.50%, 01/03/08 (a)(c)(d)	12,330	12,330
State Highway Fund First Tier RB Series 2006A
3.50%, 01/03/08 (a)(c)(d)	25,965	25,965
State Highway Fund Revenue CP Notes Series A
3.52%, 01/07/08 (b)	35,000	35,000
3.08%, 02/04/08 (b)	30,000	30,000
Trinity River Auth
Solid Waste Disposal RB (Community Waste Disposal) Series 1999
3.53%, 01/02/08 (a)(b)	2,730	2,730
Univ of Texas
Permanent Univ Fund Notes Series A
3.35%, 02/05/08	20,000	20,000
3.35%, 02/06/08	15,000	15,000
3.43%, 03/06/08	7,000	7,000
3.35%, 04/10/08	13,878	13,878
3.35%, 04/15/08	15,000	15,000
Permanent Univ Fund Refunding Bonds Series 2006B
3.49%, 01/03/08 (a)(c)(d)	16,795	16,795
3.50%, 01/03/08 (a)(c)(d)	14,380	14,380
Refunding Bonds Series 2006B
3.46%, 01/03/08 (a)(c)(d)	5,480	5,480
Refunding Bonds Series 2007B
3.37%, 01/03/08 (a)	23,000	23,000
Revenue Financing System RB Series 2006B
3.50%, 01/03/08 (a)(c)(d)	5,920	5,920
Revenue Financing System RB Series 2006F
3.50%, 01/03/08 (a)(c)(d)	17,965	17,965
Waco Health Facilities Development Corp
Mortgage RB (Hillcrest Health System) Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	10,870	10,870
Wichita Falls
Water & Sewer System Priority Lien Refunding RB Series 2007
3.54%, 01/03/08 (a)(b)(c)(d)	5,690	5,690

		2,447,519

Utah 0.9%

Riverton
Hospital RB (IHC Health Services) Series 2007A
3.48%, 01/03/08 (a)(c)(d)	14,015	14,015
Salt Lake City
Hospital RB (IHC Health Services) Series 2001
3.56%, 01/03/08 (a)(b)(c)(d)	22,950	22,950
Univ of Utah
Hospital Refunding RB Series 2006A
3.78%, 03/13/08 (b)(c)(d)(g)	49,630	49,630
Student Loan RB Series 1993A
3.48%, 01/02/08 (a)(b)	5,000	5,000
Student Loan RB Series 2005W
3.48%, 01/02/08 (a)(b)(c)	25,280	25,280
Utah Building Ownership Auth
Lease Refunding RB Series 1998C
3.51%, 01/03/08 (a)(b)(c)(d)	9,695	9,695
Utah Transit Auth
Subordinated Sales Tax Refunding RB Series 2007A
3.49%, 01/03/08 (a)(b)(c)(d)	3,070	3,070
3.51%, 01/03/08 (a)(b)(c)(d)	8,615	8,615
3.51%, 01/03/08 (a)(b)(c)(d)	7,430	7,430

		145,685

Vermont 0.1%

Vermont Economic Development Auth
IDRB (Agri-Mark) Series 1999A
3.54%, 01/03/08 (a)(b)	17,000	17,000
IDRB (Agri-Mark) Series 1999B
3.54%, 01/03/08 (a)(b)	1,000	1,000

		18,000

Virginia 1.1%

Arlington Cnty IDA
M/F Housing RB (Gates of Ballston Apts) Series 2005
3.48%, 01/02/08 (a)(b)	14,500	14,500
Chesterfield Cnty
GO Bonds
3.57%, 01/03/08 (a)(c)(d)	2,330	2,330
King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996
3.53%, 01/03/08 (a)(b)	3,700	3,700
Newport News IDA
RB (CNU Warwick Student Apts) Series 2004
3.48%, 01/03/08 (a)(b)	4,000	4,000
Portsmouth Redevelopment & Housing Auth
M/F Housing RB (Churchland North Apts) Series 1999
3.49%, 01/02/08 (a)(b)	6,070	6,070

40 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Smyth Cnty IDA
Hospital RB (Mountain States Health Alliance) Series 2007C
2.85%, 01/03/08 (a)(b)	36,575	36,575
Upper Occoquan Sewerage Auth
RB Series 2007B
3.50%, 01/03/08 (a)(c)(d)	3,810	3,810
Virginia Beach Development Auth
M/F Residential Rental Housing RB (Silver Hill at Thalia) Series 1999
3.49%, 01/02/08 (a)(b)	3,900	3,900
Virginia College Building Auth
Educational Facilities RB Series 2006A
3.54%, 01/03/08 (a)(c)(d)	6,015	6,015
Educational Facilities RB Series 2007A
3.50%, 01/03/08 (a)(c)(d)	19,690	19,690
Virginia Housing Development Auth
Mortgage Bonds Series 2001H1
3.55%, 01/03/08 (a)(b)(c)(d)	16,720	16,720
Mortgage Bonds Series 2006D1
3.55%, 01/02/08 (a)(c)(d)	7,365	7,365
Mortgage Bonds Series 2006D2
3.55%, 01/02/08 (a)(c)(d)	7,400	7,400
Virginia Port Auth
RB (2002 Resolution) Series 2005A
3.54%, 01/03/08 (a)(b)(c)(d)	2,630	2,630
Winchester IDA
Hospital RB (Valley Health System) Series 2007
3.49%, 01/03/08 (a)(b)(c)(d)	34,735	34,735
Hospital RB (Winchester Medical Center) Series 1991
3.49%, 01/03/08 (a)(b)(c)(d)	14,590	14,590

		184,030

Washington 4.8%

Cascade Water Alliance
Water System RB Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	8,660	8,660
Central Puget Sound Regional Transit Auth
Sales Tax RB Series 2005A
3.50%, 01/03/08 (a)(b)(c)(d)	12,806	12,806
Clark Cnty SD #37
Unlimited Tax GO Bonds Series 2001C
3.60%, 01/03/08 (a)(b)(c)(d)	15,245	15,245
Douglas Cnty Development Corp
RB (Executive Flight) Series 1998
3.53%, 01/03/08 (a)(b)	5,700	5,700
Eatonville SD
Unlimited Tax GO Bonds Series 2006
3.49%, 01/03/08 (a)(b)(c)(d)	8,745	8,745
Energy Northwest
Refunding Electric RB (Columbia Generating Station & Project No.3) Series 2001A
3.55%, 01/03/08 (a)(b)(c)(d)	25,500	25,500
Refunding Electric RB (Columbia Generating Station) Series 2006A
3.50%, 01/03/08 (a)(c)(d)	20,540	20,540
3.50%, 01/03/08 (a)(c)(d)	8,135	8,135
Refunding Electric RB (Project No.1) Series 2002A
3.51%, 01/03/08 (a)(b)(c)(d)(g)	32,460	32,460
Refunding Electric RB (Project No.3) Series 2003A
3.51%, 01/03/08 (a)(b)(c)(d)	5,195	5,195
Wind Project RB Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	10,385	10,385
King Cnty
Sewer RB 2007
3.49%, 01/03/08 (a)(b)(c)(d)	31,250	31,250
Sewer Refunding RB Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	7,645	7,645
King Cnty Rural Library District
Unlimited Tax GO Bonds Series 2005
3.50%, 01/03/08 (a)(b)(c)(d)	11,455	11,455
Olympia
Solid Waste RB (LeMay Enterprises) Series 1999
3.53%, 01/02/08 (a)(b)	3,290	3,290
Pierce Cnty
IDRB (McFarland Cascade) Series 1996
3.64%, 01/03/08 (a)(b)	3,945	3,945
Pierce Cnty Economic Development Corp
RB (Flex-A-Lite Consolidated) Series 1996
3.53%, 01/02/08 (a)(b)	1,800	1,800
Solid Waste RB (LeMay Enterprises) Series 1999
3.53%, 01/02/08 (a)(b)	575	575
Port of Centralia IDA
Solid Waste RB (LeMay Enterprises) Series 1999
3.53%, 01/02/08 (a)(b)	360	360
Port of Seattle
Passenger Facility Charge RB Series 1998A
3.48%, 01/03/08 (a)(b)(c)(d)	13,500	13,500
RB Series 2001B
3.54%, 01/03/08 (a)(b)(c)(d)	4,430	4,430
RB Series 2003A
3.50%, 01/03/08 (a)(b)(c)(d)	1,000	1,000
Special Facility RB (Terminal 18) Series 1999B
3.55%, 01/02/08 (a)(b)(c)(d)	49,795	49,795
Subordinate Lien RB Series 2005
3.48%, 01/02/08 (a)(b)	8,500	8,500
Port of Tacoma
RB Series 2005
3.54%, 01/03/08 (a)(b)(c)(d)	6,230	6,230
Seattle
Drainage & Wastewater Refunding RB Series 2002
3.59%, 01/03/08 (a)(b)(c)(d)	6,875	6,875

See financial notes 41

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Limited Tax GO Improvement & Refunding Bonds Series 2007
3.50%, 01/03/08 (a)(c)(d)	5,925	5,925
Solid Waste Refunding RB Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	4,385	4,385
Seattle Housing Auth
RB Series 1996
3.53%, 01/02/08 (a)(b)	3,185	3,185
Snohomish Cnty Public Utility District #1
Electric System Refunding RB Series 2005A
3.50%, 01/03/08 (a)(b)(c)(d)	7,375	7,375
Tacoma Housing Auth
RB (Crown Assisted Living) Series 1998
3.48%, 01/02/08 (a)(b)	2,840	2,840
Univ of Washington
RB Series 2007
3.48%, 01/03/08 (a)(b)(c)(d)	28,630	28,630
Washington
GO Bonds Series 2000B
3.50%, 01/03/08 (a)(c)(d)	11,955	11,955
GO Bonds Series 2003A
3.51%, 01/03/08 (a)(b)(c)(d)	5,170	5,170
GO Bonds Series 2003C
3.50%, 01/03/08 (a)(b)(c)(d)	4,590	4,590
3.50%, 01/03/08 (a)(b)(c)(d)	7,335	7,335
GO Bonds Series 2008B
3.48%, 01/03/08 (a)(b)(c)(d)	31,105	31,105
Motor Vehicle Fuel Tax GO Bonds Series 2007D
3.50%, 01/03/08 (a)(b)(c)(d)	15,945	15,945
Motor Vehicle Fuel Tax GO Bonds Series 2008B
3.50%, 01/03/08 (a)(b)(c)(d)	6,000	6,000
Various Purpose GO Bonds Series 2002B
3.55%, 01/03/08 (a)(b)(c)(d)	29,540	29,540
Various Purpose GO Bonds Series 2005D
3.50%, 01/03/08 (a)(b)(c)(d)	6,595	6,595
3.54%, 01/03/08 (a)(b)(c)(d)	3,455	3,455
3.59%, 01/03/08 (a)(b)(c)(d)	5,930	5,930
Various Purpose GO Bonds Series 2006D
3.50%, 01/03/08 (a)(b)(c)(d)	11,270	11,270
3.80%, 07/10/08 (b)(c)(d)	8,585	8,585
Various Purpose GO Bonds Series 2008A
3.50%, 01/03/08 (a)(c)(d)	6,000	6,000
3.50%, 01/03/08 (a)(c)(d)	6,900	6,900
Various Purpose GO Refunding Bonds Series R2005A
3.51%, 01/03/08 (a)(b)(c)(d)	2,870	2,870
Various Purpose GO Refunding Bonds Series R2005A & R2006A
3.50%, 01/03/08 (a)(b)(c)(d)	7,625	7,625
Washington Economic Development Finance Auth
Lease RB (Washington Biomedical Research Properties II) Series 2005E
3.64%, 01/02/08 (a)(b)(c)(d)	14,620	14,620
RB (Hunter Douglas) Series 1997A
3.49%, 01/02/08 (a)(b)	3,500	3,500
Solid Waste Disposal RB (Cedar Grove Composting) Series 2004B
3.53%, 01/02/08 (a)(b)	4,950	4,950
Solid Waste Disposal RB (Heirborne Investments) Series 2006K
3.53%, 01/02/08 (a)(b)	5,840	5,840
Solid Waste Disposal RB (Lemay Enterprises) Series 2005B
3.53%, 01/02/08 (a)(b)	5,510	5,510
Solid Waste Disposal RB (Specialty Chemical Products) Series 2007
3.53%, 01/03/08 (a)(b)	9,600	9,600
Solid Waste Disposal RB (Waste Management) Series 2000C
3.52%, 01/02/08 (a)(b)	5,500	5,500
Solid Waste Disposal RB (Waste Management) Series 2000H
3.58%, 01/02/08 (a)(b)	6,825	6,825
Solid Waste Disposal RB (Waste Management) Series 2000I
3.53%, 01/02/08 (a)(b)	7,235	7,235
Solid Waste Disposal RB (Waste Management) Series 2005D
3.53%, 01/03/08 (a)(b)	18,000	18,000
Washington Health Care Facilities Auth
RB (Yakima Valley Farm Workers Clinic) Series 1997
3.48%, 01/02/08 (a)(b)	2,500	2,500
Washington Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997
3.52%, 01/03/08 (a)(b)	10,750	10,750
M/F Housing RB (Brittany Park Phase II) Series 1998A
3.52%, 01/03/08 (a)(b)	3,480	3,480
M/F Housing RB (Brittany Park) Series 1996A
3.52%, 01/03/08 (a)(b)	8,930	8,930
M/F Housing RB (Fairwinds Redmond) Series 2005A
3.52%, 01/03/08 (a)(b)	7,500	7,500
M/F Housing RB (Forest Creek Apts) Series 2006
3.52%, 01/03/08 (a)(b)	13,815	13,815
M/F Housing RB (Highlander Apts) Series 2004A
3.52%, 01/03/08 (a)(b)	7,000	7,000
M/F Housing RB (Lakewood Meadows Apts) Series 2000A
3.59%, 01/03/08 (a)(b)	3,140	3,140

42 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Merrill Gardens at Queen Anne) Series 2004A
3.52%, 01/03/08 (a)(b)	11,000	11,000
M/F Housing RB (Merrill Gardens) Series 1997A
3.52%, 01/03/08 (a)(b)	6,125	6,125
M/F Housing RB (Rainier Court Apts) Series 2003A
3.52%, 01/03/08 (a)(b)	12,750	12,750
M/F Housing RB (Silver Creek Apts) Series 2004
3.52%, 01/03/08 (a)(b)	4,100	4,100
M/F Housing RB (The Seasons Apts) Series 2006
3.59%, 01/03/08 (a)(b)	20,000	20,000
M/F Housing RB (Vintage at Burien) Series 2004A
3.52%, 01/03/08 (a)(b)	6,570	6,570
M/F Housing RB (Woodrose Apts) Series 1999A
3.52%, 01/03/08 (a)(b)	6,750	6,750
M/F Mortgage RB (Canyon Lakes) Series 1993
3.52%, 01/03/08 (a)(b)	4,035	4,035
M/F Mortgage RB (Lake Washington Apts) Series 1996
3.53%, 01/02/08 (a)(b)	7,735	7,735
M/F Mortgage RB (Meridian Court Apts) Series 1996
3.53%, 01/02/08 (a)(b)	6,700	6,700
M/F RB (Cedar Ridge Retirement) Series 2005A
3.52%, 01/03/08 (a)(b)	5,030	5,030
Non-Profit RB (Seattle Art Museum) Series 2005
3.70%, 01/02/08 (a)(b)	4,150	4,150
Non-Profit Refunding RB (Horizon House) Series 2005
3.47%, 01/03/08 (a)(b)	11,455	11,455
Washington State Univ
Student Fee RB Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	16,800	16,800
Yakima Cnty Public Corp
IDRB (Cowiche Growers) Series 1998
3.53%, 01/03/08 (a)(b)	1,900	1,900

		791,026

West Virginia 0.5%

Braxton Cnty
Solid Waste Disposal Refunding RB (Weyerhaeuser Co) Series 1998
3.58%, 01/03/08 (a)(b)(c)(d)	16,275	16,275
Marion Cnty
Solid Waste Disposal Facility RB (Grant Town Cogeneration) Series 1990B
3.50%, 01/02/08 (a)(b)	15,685	15,685
Solid Waste Disposal Facility RB (Grant Town Cogeneration) Series 1990C
3.50%, 01/02/08 (a)(b)	13,600	13,600
Solid Waste Disposal Facility RB (Grant Town Cogeneration) Series 1990D
3.50%, 01/02/08 (a)(b)	2,600	2,600
West Virginia Hospital Finance Auth
Refunding RB (Charleston Area Medical Center) Series 1995A
3.48%, 01/03/08 (a)(b)(c)(d)	17,535	17,535
West Virginia Housing Development Fund
Housing Finance Bonds Series 2001D
3.51%, 01/03/08 (a)(c)(d)	6,350	6,350
West Virginia Water Development Auth
RB (Loan Program IV) Series 2005A
3.50%, 01/03/08 (a)(b)(c)(d)	7,486	7,486

		79,531

Wisconsin 1.2%

Colburn IDA
IDRB (Heartland Farms) Series 1994
3.62%, 01/03/08 (a)(b)	4,400	4,400
Kenosha
IDRB (Asyst Technologies) Series 1997
3.58%, 01/03/08 (a)(b)	5,000	5,000
Southeast Wisconsin Professional Baseball Park District
Sales Tax Refunding Bonds Series 1998
3.50%, 01/02/08 (a)(b)(c)(d)	5,000	5,000
Wisconsin
GO Bonds Series 2006A
3.50%, 01/03/08 (a)(b)(c)(d)	19,985	19,985
GO CP Notes
3.40%, 02/05/08 (c)	11,000	11,000
Operating Notes of 2007
3.74%, 06/16/08	22,000	22,074
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 1997
3.51%, 01/03/08 (a)(b)(c)(d)	48,335	48,335
RB (Aurora Medical Group) Series 1996
3.48%, 01/03/08 (a)(b)(c)(d)	52,000	52,000
Wisconsin Housing & Economic Development Auth
Business Development RB (Ultratec) Series 1995-7
3.62%, 01/03/08 (a)(b)	1,710	1,710
Homeownership RB Series 2002C
3.45%, 01/02/08 (a)(c)	2,160	2,160
Homeownership RB Series 2003A
3.58%, 01/03/08 (a)(c)(d)	915	915
Homeownership RB Series 2003B
3.55%, 01/02/08 (a)(c)	11,050	11,050

See financial notes 43

Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Homeownership RB Series 2004D
3.54%, 01/03/08 (a)(c)(d)	2,200	2,200
Homeownership RB Series 2005C
3.55%, 01/02/08 (a)(c)	11,000	11,000
Wisconsin Rapids
IDRB (Thiele Kaolin) Series 1998
3.49%, 01/02/08 (a)(b)	4,500	4,500

		201,329

Wyoming 0.8%

Campbell Cnty
IDRB (Two Elk Partners) Series 2007
3.65%, 11/28/08 (g)	91,000	91,000
Lincoln Cnty
Pollution Control RB (Exxon) Series 1987A
3.72%, 01/02/08 (a)	4,750	4,750
Pollution Control RB (Exxon) Series 1987C
3.72%, 01/02/08 (a)	5,575	5,575
Sublette Cnty
Pollution Control RB (Exxon) Series 1987A
2.85%, 01/03/08 (a)	6,200	6,200
Uinta Cnty
Pollution Control Refunding RB (Chevron USA) Series 1992
3.50%, 01/02/08 (a)	2,000	2,000
Pollution Control Refunding RB (Chevron USA) Series 1993
3.50%, 01/02/08 (a)	2,000	2,000
Wyoming Community Development Auth
S/F Mortgage RB Draw Down Series 2007
3.54%, 01/03/08 (a)(c)(d)	15,000	15,000

		126,525

Total Municipal Securities (Cost $16,681,165)		16,681,165

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $16,681,165.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,614,477 or 58.1% of net assets.
(e)	Illiquid security. At the period end, the value of these amounted to $26,134 or 0.2% of net assets.
(f)	Delayed-delivery security.
(g)	All or a portion of this security is held as collateral for delayed delivery security.

BAN — Bond anticipation note
COP — Certificate of participation
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
IDB — Industrial development board
IDRB — Industrial development revenue bond
ISD — Independent school district
M/F — Multi-family
RAN — Revenue anticipation note
RB — Revenue bond
S/F — Single-family
SD — School district
TAN — Tax anticipation note
TECP — Tax-exempt commercial paper
TRAN — Tax and revenue anticipation note
USD — Unified school district

44 See financial notes

Schwab Municipal Money Fund

Statement of
Assets and Liabilities

As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		16,681,165
Cash		339
Receivables:
Investments sold		67,981
Interest		128,591
Fund shares sold		75,387
Prepaid expenses	+	37

Total assets		16,953,500

Liabilities
Payables:
Investments bought		354,598
Investment adviser and administrator fees		311
Transfer agent and shareholder services fees		311
Fund shares redeemed		48,085
Distributions to shareholders		5,503
Accrued expenses	+	280

Total liabilities		409,088

Net Assets
Total assets		16,953,500
Total liabilities	−	409,088

Net assets		$16,544,412
Net Assets by Source
Capital received from investors		16,545,808
Net realized capital losses		(1,396)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$8,491,131		8,493,944		$1.00
Value Advantage Shares	$2,785,732		2,785,828		$1.00
Select Shares	$1,427,850		1,427,751		$1.00
Institutional Shares	$3,839,699		3,839,412		$1.00

See financial notes 45

Schwab Municipal Money Fund

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers are x 1,000.

Investment Income
Interest		$531,716

Net Realized Gains and Losses
Net realized gains on investments		1,956

Expenses
Investment adviser and administrator fees		45,862
Transfer agent and shareholder service fees:
Sweep Shares		25,965
Value Advantage Shares		5,952
Select Shares		2,954
Institutional Shares		6,719
Registration fees		1,383
Portfolio accounting fees		438
Shareholder reports		383
Custodian fees		295
Professional fees		79
Trustees’ fees		66
Interest expense		12
Other expenses	+	110

Total expenses		90,218
Expense reduction by adviser and Schwab	−	22,236
Custody credits	−	82

Net expenses		67,900

Increase (Decrease) in Net Assets from Operations
Total investment income		531,716
Net expenses	−	67,900

Net investment income		463,816
Net realized gains	+	1,956

Increase in net assets from operations		$465,772

46 See financial notes

Schwab Municipal Money Fund

Statements of

Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$463,816	$391,028
Net realized gains	+	1,956	669

Increase in net assets from operations		465,772	391,697

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		228,064	199,231
Value Advantage Shares		86,989	87,857
Select Shares		44,509	35,801
Institutional Shares	+	104,254	68,139

Total distributions from net investment income		463,816	391,028

Transactions in Fund Shares*
Shares Sold
Sweep Shares		42,441,488	37,679,223
Value Advantage Shares		3,637,661	3,893,260
Select Shares		2,573,162	2,403,651
Institutional Shares	+	6,257,609	4,384,527

Total shares sold		54,909,920	48,360,661

Shares Reinvested
Sweep Shares		224,163	195,123
Value Advantage Shares		75,977	77,499
Select Shares		38,334	31,151
Institutional Shares	+	89,845	58,551

Total shares reinvested		428,319	362,324

Shares Redeemed
Sweep Shares		(41,406,081)	(38,110,980)
Value Advantage Shares		(3,726,353)	(4,179,902)
Select Shares		(2,427,616)	(2,156,933)
Institutional Shares	+	(5,001,979)	(3,732,716)

Total shares redeemed		(52,562,029)	(48,180,531)

Net transactions in fund shares		2,776,210	542,454

Net Assets
Beginning of period		13,766,246	13,223,123
Total increase	+	2,778,166	543,123

End of period		$16,544,412	$13,766,246

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 47

Schwab AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
Sweep Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per–Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.02	0.01	0.00 [1]

Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[1]

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	3.07	2.83	1.81	0.60	0.46

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.63	0.65	0.65	0.66	0.64
Gross operating expenses	0.75	0.86	0.85	0.85	0.85
Net investment income (loss)	3.02	2.77	1.78	0.59	0.47
Net assets, end of period ($ x 1,000,000)	1,680	1,045	1,973	1,905	1,804

	1/1/07-	11/6/06[2]-
Value Advantage Shares	12/31/07	12/31/06

Per–Share Data ($)

Net asset value at beginning of period	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.00	[1]

Less distributions:
Distributions from net investment income	(0.03)	(0.00)[1]

Net asset value at end of period	1.00	1.00

Total return (%)	3.26	0.49	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	0.44	[4,5]
Gross operating expenses	0.63	0.68	[4]
Net investment income (loss)	3.19	3.22	[4]
Net assets, end of period ($ x 1,000,000)	1,224	85
1 Per-share amount was less than $0.01.
2 Commencement of operations.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.45%, if custody credits had not been included.

48 See financial notes

Schwab AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.6%	Municipal Securities	2,862,372	2,862,372

98.6%	Total Investments	2,862,372	2,862,372
1.4%	Other Assets and Liabilities		41,400

100.0%	Net Assets		2,903,772

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 98.6% of net assets

Alabama 2.6%

Alabama Municipal Funding Corp
Municipal Funding Notes Master Series 2006A
3.44%, 01/03/08 (a)(b)	4,955	4,955
Alabama Public School & College Auth
Capital Improvement Bonds Series 2007
3.48%, 01/03/08 (a)(c)(d)	10,970	10,970
3.50%, 01/03/08 (a)(c)(d)	7,900	7,900
3.50%, 01/03/08 (a)(b)(c)(d)	5,965	5,965
Birmingham Downtown Redevelopment Auth
RB (UAB Educational Foundation) Series 2002
3.44%, 01/02/08 (a)(b)	18,175	18,175
Hoover
GO Sewer Warrants Series 2007
3.48%, 01/03/08 (a)(b)(c)(d)	4,000	4,000
Mobile Board of Water & Sewer
RB Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	10,170	10,170
University of Alabama at Birmingham
Hospital RB Series 2006A
3.49%, 01/03/08 (a)(b)(c)(d)	12,050	12,050

		74,185

Alaska 0.5%

Valdez
Marine Terminal Refunding RB (BP Pipelines) Series 2003C
3.75%, 01/02/08 (a)	1,960	1,960
Marine Terminal Refunding RB (Exxon Pipeline Co) Series 1993B
3.60%, 01/02/08 (a)	4,300	4,300
Marine Terminal Refunding RB (Exxon Pipeline Co) Series 1993C
3.60%, 01/02/08 (a)	8,000	8,000

		14,260

Arizona 3.1%

Arizona Health Facilities Auth
RB (Banner Health) Series 2007B
3.51%, 01/03/08 (a)(c)(d)	17,775	17,775
Arizona School Facilities Board
COP Series 2005A 2&3
3.55%, 01/03/08 (a)(b)(c)(d)	980	980
Phoenix Civic Improvement Corp
GO Bonds
3.60%, 01/03/08 (a)(c)(d)	8,640	8,640
Jr Lien Wastewater System RB Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	7,190	7,190
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2002B
3.48%, 01/03/08 (a)(c)(d)	7,440	7,440
Salt Verde Financial Corp
Sr Gas RB Series 2007
3.52%, 01/03/08 (a)(c)(d)	13,585	13,585
Scottsdale IDA
Hospital RB (Scottsdale Healthcare) Series 2006G
3.50%, 01/03/08 (a)(b)(c)(d)	7,000	7,000
Scottsdale Municipal Property Corp
Excise Tax Refunding RB Series 2006
3.49%, 01/03/08 (a)(c)(d)	9,558	9,558
Yuma Municipal Property Corp
Sr Lien Utility System RB Series 2007
3.48%, 01/03/08 (a)(b)(c)(d)	18,100	18,100

		90,268

California 1.7%

California
RAN Series 2007-08
3.37%, 06/30/08	50,000	50,153

See financial notes 49

Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Colorado 3.7%

Aurora
First Lien Water Improvement RB Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	10,000	10,000
Colorado
TRAN Series 2007B
2.90%, 08/05/08	40,000	40,011
Colorado Educational & Cultural Facilities Auth
RB (University of Denver) Series 2007
3.66%, 01/03/08 (a)(b)(c)(d)	28,165	28,165
Colorado Health Facilities Auth
Hospital Refunding RB (NCMC) Series 2005
3.47%, 01/02/08 (a)(b)(c)	6,000	6,000
Douglas Cnty SD
GO Improvement Bonds Series 2006B
3.50%, 01/03/08 (a)(c)(d)	9,840	9,840
Regional Transportation District
COP (Transit Vehicles) Series 2002A
3.50%, 01/03/08 (a)(b)(c)(d)	3,950	3,950
Southglenn Metropolitan District
Special RB Series 2007
3.47%, 01/03/08 (a)(b)	10,000	10,000

		107,966

Connecticut 1.0%

Connecticut State Health & Educational Facilities
RB (Quinnipiac Univ) Series H
3.48%, 01/03/08 (a)(b)(c)(d)	9,730	9,730
RB (Yale Univ) Series Z-1
3.48%, 01/03/08 (a)(c)(d)	19,985	19,985

		29,715

District of Columbia 2.2%

District of Columbia
GO Bonds Series 2005A
3.50%, 01/02/08 (a)(b)(c)(d)	18,895	18,895
GO Bonds Series 2007A
3.51%, 01/03/08 (a)(b)(c)(d)	14,985	14,985
GO Bonds Series 2007C
3.50%, 01/03/08 (a)(b)(c)(d)	5,000	5,000
3.51%, 01/03/08 (a)(b)(c)(d)	4,695	4,695
RB (St Coletta Special Education Public Charter School) Series 2005
3.48%, 01/03/08 (a)(b)	8,170	8,170
National Capital Revitalization Corp
RB (DC USA Parking Garage) Series 2006
3.59%, 01/03/08 (a)(b)(c)(d)	12,000	12,000

		63,745

Florida 11.1%

Broward Cnty HFA
M/F Housing Refunding RB (Island Club Apts) Series 2001A
3.44%, 01/03/08 (a)(b)	3,000	3,000
Broward Cnty SD
School Board COP Series 2005B
3.48%, 01/03/08 (a)(b)(c)	6,000	6,000
Cape Coral
CP Notes
3.70%, 01/10/08 (b)	6,500	6,500
Clay Cnty Utility Auth
Utilities System Refunding RB Series 2007
3.67%, 01/03/08 (a)(b)(c)(d)	23,280	23,280
Florida Board of Education
Capital Outlay Bonds Series 1998E
3.50%, 01/03/08 (a)(c)(d)	11,170	11,170
Capital Outlay Bonds Series 2003C
3.49%, 01/03/08 (a)(b)(c)(d)	9,100	9,100
Capital Outlay Bonds Series 2006C
3.50%, 01/02/08 (a)(c)(d)	6,785	6,785
Capital Outlay Bonds Series 2007B
3.50%, 01/03/08 (a)(b)(c)(d)	10,000	10,000
Capital Outlay Bonds
3.60%, 01/03/08 (a)(b)(c)(d)	10,695	10,695
Florida Department of Environmental Protection
RB (Florida Forever) Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	10,185	10,185
Refunding RB (Preservation 2000) Series 1997B
3.50%, 01/03/08 (a)(b)(c)(d)	7,869	7,870
Florida Department of Management Services
Florida Facilities Pool RB Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	11,745	11,745
Florida Department of Transportation
Turnpike RB Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	11,515	11,515
Turnpike RB Series 2007A
3.54%, 01/03/08 (a)(b)(c)(d)	17,555	17,555
Florida Hurricane Catastrophe Fund Finance Corp
RB
3.60%, 01/03/208 (a)(b)(c)(d)	28,605	28,605
Gainesville Utility System
RB Series 2005A
3.50%, 01/03/08 (a)(b)(c)(d)	4,545	4,545
Miami-Dade Cnty SD
COP Series 2007A
3.65%, 01/03/08 (a)(b)(c)(d)	11,000	11,000
Ocala
Utility Systems RB Series 2005B
3.55%, 01/03/08 (a)(b)(c)(d)	3,965	3,965

50 See financial notes

Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Orange Cnty Health Facilities Auth
RB (Presbyterian Retirement Communities) Series 2006B
3.49%, 01/03/08 (a)(b)	25,000	25,000
Orange Cnty Health Finance Auth
Refunding Program RB (Pooled Hospital Loan) Series 1985
3.35%, 01/14/08 (b)	18,300	18,300
Orange Cnty HFA
M/F Housing Refunding RB (Andover Place Apts) Series 1998F
3.47%, 01/03/08 (a)(b)	1,770	1,770
Refunding RB (Highland Pointe Apts) Series 1998J
3.46%, 01/03/08 (a)(b)	7,455	7,455
Orange Cnty IDA
Educational Facilities RB (UCF Hospitality School Student Housing Foundation) Series 2004
3.44%, 01/03/08 (a)(b)	8,360	8,360
IDRB (Catholic Charities of Central Florida & Diocese of Orlando) Series 2007
3.74%, 01/03/08 (a)(b)	5,000	5,000
Palm Beach Cnty Health Facilities Auth
Refunding Program RB (Pooled Hospital Loan) Series 1985
2.98%, 02/12/08 (b)	7,300	7,300
Palm Beach Cnty SD
Sales Tax Revenue CP
3.68%, 02/07/08 (b)	3,500	3,500
Sarasota Cnty
Utility System Refunding RB Series 2005A
3.54%, 01/03/08 (a)(b)(c)(d)	4,485	4,485
Sumter Landing Community Development District
Recreational RB Series 2005A
3.50%, 01/03/08 (a)(b)(c)(d)	2,000	2,000
Tallahassee
Energy System RB Series 2007
3.49%, 01/03/08 (a)(b)(c)(d)	9,900	9,900
Tampa
Educational Facilities RB (Pepin Academy of Tampa) Series 2002
3.45%, 01/03/08 (a)(b)	3,485	3,485
Water & Sewer RB Series 2007
3.50%, 01/03/08 (a)(c)(d)	5,965	5,965
Tampa Bay Water Auth
Utility System Refunding & Improvement RB Series 2001A
3.50%, 01/03/08 (a)(b)(c)(d)	5,200	5,200
Utility System Refunding & Improvement RB Series 2005
3.51%, 01/03/08 (a)(b)(c)(d)	4,995	4,995
University of South Florida Research Foundation
RB (Interdisciplinary Research Building) Series 2004A
3.45%, 01/02/08 (a)(b)	13,700	13,700
Winter Haven
Utility System Improvement & Refunding RB Series 2005
3.48%, 01/03/08 (a)(b)(c)(d)	990	990

		320,920

Georgia 1.9%

Atlanta
Water & Wastewater RB Series 2001B
3.40%, 01/03/08 (a)(b)(c)	1,485	1,485
Burke Cnty Development Auth
Pollution Control RB (Oglethorpe Power) Series 2006B2
3.40%, 02/05/08 (b)(c)	8,000	8,000
DeKalb Cnty Public Safety & Judicial Facilities Auth
RB (Public Safety & Judicial Facility) Series 2004
3.50%, 01/03/08 (a)(c)(d)	4,470	4,470
Fulton Cnty Development Auth
RB (Piedmont Healthcare) Series 2007
3.44%, 01/02/08 (a)(b)	9,000	9,000
Georgia
GO Bonds Series 2007E
3.51%, 01/03/08 (a)(c)(d)	6,765	6,765
Metro Atlanta Rapid Transit Auth
Sales Tax Revenue CP Notes Series 2007D
3.10%, 02/05/08 (c)	14,500	14,500
2.85%, 02/12/08 (c)	5,000	5,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB (Third Indenture) Series 2007A
3.51%, 01/03/08 (a)(b)(c)(d)	6,100	6,100

		55,320

Hawaii 1.6%

Honolulu
GO Bonds Series 2005A
3.50%, 01/03/08 (a)(b)(c)(d)	11,080	11,080
Wastewater RB Sr Series 2005A
3.54%, 01/03/08 (a)(b)(c)(d)	5,845	5,845
Honolulu City & Cnty
Wastewater System RB (First Bond Resolution) Sr Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	16,520	16,520
Univ of Hawaii
RB Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	14,145	14,145

		47,590

Illinois 9.3%

Bolingbrook
Jr Lien Tax Increment RB Series 2005
3.48%, 01/02/08 (a)(b)	8,880	8,880

See financial notes 51

Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Chicago
GO Project & Refunding Bonds Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	3,964	3,964
3.50%, 01/04/08 (a)(b)(c)(d)	18,260	18,260
3.54%, 01/03/08 (a)(b)(c)(d)	8,800	8,800
Limited Tax Bonds (Lakefront Millenium Parking Facilities) Series 1998
3.48%, 01/03/08 (a)(b)(c)(d)	22,720	22,720
Second Lien Water Refunding RB Series 2004
3.40%, 01/03/08 (a)(b)(c)	4,200	4,200
Chicago Board of Education
Unlimited Tax GO Bonds (Dedicated Revenues) Series 2006B
3.50%, 01/03/08 (a)(b)(c)(d)	11,580	11,580
Chicago Public Building Commission
Refunding RB Series 2006
3.49%, 01/03/08 (a)(b)(c)(d)	12,175	12,175
Cook Cnty
RB (Catholic Theological Union) Series 2005
3.43%, 01/02/08 (a)(b)	4,000	4,000
Illinois
GO Bonds Series 2006A
3.50%, 01/03/08 (a)(c)(d)	12,055	12,055
GO Refunding Bonds Series 2007B
3.51%, 01/03/08 (a)(c)(d)	9,995	9,995
Illinois Finance Auth
RB (Erikson Institute) Series 2007
3.48%, 01/03/08 (a)(b)	6,000	6,000
RB (Northwestern University) Series 2006
3.50%, 01/03/08 (a)(c)(d)	10,745	10,745
RB (Resurrection Health Care) Series 2005C
3.45%, 01/03/08 (a)(b)	6,745	6,745
RB (University of Chicago) Series 2007
3.48%, 01/03/08 (a)(c)(d)	10,010	10,010
RB Series 2007B2
3.75%, 01/02/08 (a)(c)	11,300	11,300
Illinois Toll Highway Auth
Sr Priority RB Series 2005A
3.80%, 03/13/08 (b)(c)(d)	10,600	10,600
3.48%, 03/13/08 (a)(b)(c)(d)	15,000	15,000
Metropolitan Pier & Exposition Auth
Bonds (McCormick Place Expansion) Series 1998B
3.51%, 01/03/08 (a)(b)(c)(d)	1,675	1,675
Bonds (McCormick Place Expansion) Series 2002A
3.50%, 01/03/08 (a)(b)(c)(d)	10,330	10,330
Metropolitan Water Reclamation District of Greater Chicago
Unlimited Tax GO Capital Improvement Bonds Series 2006
3.50%, 01/03/08 (a)(c)(d)	11,630	11,630
Springfield
RB Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	5,410	5,410
Sr Lien Electric RB Series 2006
3.49%, 01/03/08 (a)(b)(c)(d)	4,950	4,950
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994
3.44%, 01/03/08 (a)(b)	15,550	15,550
Valley View Community Unit SD
GO Bonds Series 2005
3.50%, 01/03/08 (a)(b)(c)(d)	8,600	8,600
Western Springs
Special Assessment Bonds (Timber Trails) Series 2006
3.44%, 01/02/08 (a)(b)	24,266	24,266

		269,440

Indiana 3.6%

Greater Clark Cnty School Building Corp
First Mortgage Bonds Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	2,675	2,675
Indiana Bond Bank
Special Program Bonds Series 2006B1
3.56%, 01/03/08 (a)(b)(c)(d)	5,985	5,985
Indiana Finance Auth
Highway RB
3.60%, 01/03/08 (a)(b)(c)(d)	7,140	7,140
Highway Refunding RB Series 2007A
3.49%, 01/03/08 (a)(b)(c)(d)	30,875	30,875
3.50%, 01/03/08 (a)(b)(c)(d)	9,035	9,035
Indiana Health & Educational Facility Financing Auth
RB (Ascension Health Senior Credit Group) Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	30,980	30,980
Indiana Transportation Finance Auth
RB Series 1998A
3.50%, 01/03/08 (a)(c)(d)	2,800	2,800
Indianapolis Local Public Improvement Bond Bank
Bonds (Waterworks) Series 2007L
3.50%, 01/03/08 (a)(b)(c)(d)	9,765	9,765
New Albany-Floyd Cnty School Building Corp
First Mortgage Bonds Series 2007
3.50%, 01/02/08 (a)(b)(c)(d)	5,100	5,100

		104,355

Iowa 1.4%

Iowa
TRAN Series 2007
3.25%, 06/30/08	40,000	40,146

Kansas 0.3%

Harvey Cnty USD
GO Refunding Improvement Bonds Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	9,110	9,110

52 See financial notes

Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Kentucky 4.7%

Boyle Cnty
Hospital RB (Ephraim McDowell Health) Series 2006
3.42%, 01/03/08 (a)(b)	1,000	1,000
Kentucky Asset/Liability Commission
General Fund Project Notes Second Series 2005 A1 & A2
3.35%, 02/11/08 (c)	40,000	40,000
General Fund Project Notes Series 2007B
3.55%, 01/03/08 (a)(b)(c)(d)	5,000	5,000
General Fund TRAN Series 2007A
3.70%, 06/26/08	28,500	28,606
Kentucky Public Energy Auth
Gas Supply RB Sr Series 2007A1
3.50%, 01/03/08 (a)(c)	25,000	25,000
Gas Supply RB Sr Series 2007A2
3.33%, 01/03/08 (a)(c)	25,000	25,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2007A
3.64%, 01/02/08 (a)(b)(c)(d)	5,000	5,000
Louisville & Jefferson Cnty Metropolitan Government
Health System RB (Norton Healthcare) Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	6,345	6,345

		135,951

Louisiana 1.1%

Louisiana
Gasoline & Fuels Tax RB Series 2005A
3.51%, 01/03/08 (a)(b)(c)(d)	6,965	6,965
Louisiana Local Government Environmental Facilities & Community Development Auth
RB Series 2007
3.48%, 01/03/08 (a)(b)(c)(d)	9,130	9,130
Louisiana Public Facilities Auth
Refunding RB (Tulane University of Louisiana) Series 2007A1
3.49%, 01/03/08 (a)(b)(c)(d)	15,345	15,345

		31,440

Maine 0.3%

Maine
GO BAN
3.70%, 06/10/08	9,500	9,522

Maryland 0.7%

Maryland
GO Capital Improvement Bonds
3.60%, 01/03/08 (a)(c)(d)	6,685	6,685
Maryland Health & Higher Educational Facilities Auth
FHA Insured Mortgage RB (Western Maryland Health System) Series 2006A
3.80%, 03/27/08 (b)(c)(d)	14,760	14,760

		21,445

Massachusetts 0.8%

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2006B
3.50%, 01/02/08 (a)(c)(d)	12,320	12,320
Massachusetts Development Finance Agency
RB (Harvard University) Series 2006B1
3.60%, 01/02/08 (a)	1,000	1,000
Massachusetts Health & Educational Facilities Auth
RB (Capital Assets Program) Series 1985D
3.67%, 01/02/08 (a)(b)(c)	2,000	2,000
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A
3.48%, 01/03/08 (a)(b)(c)(d)	2,170	2,170
Massachusetts Turnpike Auth
Subordinate RB (Metropolitan Highway System) Series 1999A
3.49%, 01/03/08 (a)(b)(c)(d)	3,978	3,978
Massachusetts Water Pollution Abatement Trust
Pool Program Bonds
3.57%, 01/03/08 (a)(c)(d)	2,480	2,480

		23,948

Michigan 2.2%

Detroit
Sr Lien RB Series 2006A
3.54%, 01/02/08 (a)(b)(c)(d)	4,965	4,965
Water Supply System Sr Lien RB Series 2005B
3.55%, 01/03/08 (a)(b)(c)	1,000	1,000
Detroit Sewage Disposal System
Refunding Sr Lien RB Series 2006D
3.50%, 01/03/08 (a)(b)(c)(d)	15,380	15,380
Michigan State Building Auth
CP Notes Series 5
3.48%, 02/21/08 (b)	15,000	15,000
Refunding RB Series IA
3.50%, 01/03/08 (a)(b)(c)(d)	16,260	16,260
Michigan State Hospital Financing Auth
RB (McLaren Health Care) Series 2005B
3.50%, 01/03/08 (a)(b)(c)(d)	7,000	7,000
Univ of Michigan Health System
RB Series 2005A
3.73%, 01/02/08 (a)	5,200	5,200

		64,805

See financial notes 53

Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Minnesota 0.6%

Minneapolis-St Paul Metropolitan Airports Commission
Subordinate Refunding RB Series 2007B
3.50%, 01/03/08 (a)(b)(c)(d)	8,118	8,118
Minnesota
GO Refunding Bonds
3.69%, 08/01/08	7,860	7,918

		16,036

Mississippi 1.2%

Mississippi Business Finance Corp
RB (Chevron USA) Series 2007C
3.45%, 01/02/08 (a)	5,000	5,000
RB (Chevron USA) Series 2007D
3.45%, 01/02/08 (a)	30,000	30,000

		35,000

Missouri 2.0%

Hazelwood SD
GO Refunding & Improvement Bonds Series 2007A
3.50%, 01/02/08 (a)(b)(c)(d)	4,365	4,365
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Saint Louis University) Series 2006A
3.68%, 01/02/08 (a)(b)(c)	835	835
Missouri Highway & Transportation Commission
First Lien State Road Bonds Series 2006B
3.50%, 01/03/08 (a)(c)(d)	6,870	6,870
Second Lien State Road Bonds Series 2007
3.51%, 01/03/08 (a)(c)(d)	15,385	15,385
Missouri Joint Municipal Electric Utility Commission
Power Project RB (Prairie State) Series 2007A
3.50%, 01/02/08 (a)(b)(c)(d)	13,915	13,915
3.49%, 01/03/08 (a)(b)(c)(d)	10,335	10,335
Missouri Public Utilities Commission
Interim Construction Notes Series 2007
3.79%, 09/01/08	6,625	6,666

		58,371

Montana 1.3%

Forsyth
Pollution Control Refunding RB (NW Corp Colstrip) Series 2006
3.57%, 01/03/08 (a)(b)(c)(d)	20,790	20,790
Montana State Health Facility Auth
Hospital RB (Deaconess-Billings Clinic Health System) Series 1994
3.54%, 01/02/08 (a)(b)(c)(d)	17,375	17,375

		38,165

Nebraska 1.4%

Central Plains Energy Project
Gas Project RB (Project #1)
3.84%, 01/03/08 (a)(c)(d)	10,000	10,000
Nebraska Public Power District
General RB Series 2006A
3.49%, 01/03/08 (a)(b)(c)(d)	17,495	17,495
Public Power General Agency
RB (Whelan Energy Center Unit 2) Series 2007A
3.78%, 07/10/08 (b)(c)(d)	4,985	4,985
Univ of Nebraska Board of Regents
RB (Univ of Nebraska at Omaha Student Facilities) Series 2007
3.48%, 01/03/08 (a)(c)(d)	7,665	7,665

		40,145

Nevada 2.8%

Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2
3.49%, 01/03/08 (a)(b)(c)(d)	6,180	6,180
3.80%, 03/27/08 (b)(c)(d)	15,955	15,955
GO (Limited Tax) Bank Bonds Series 2006
3.49%, 01/03/08 (a)(b)(c)(d)	5,695	5,695
3.60%, 01/03/08 (a)(b)(c)(d)	4,000	4,000
Clark Cnty SD
GO (Limited Tax) Building Bonds Series 2001F
3.50%, 01/02/08 (a)(b)(c)(d)	9,860	9,860
GO (Limited Tax) Refunding Bonds Series 2007A
3.59%, 01/03/08 (a)(b)(c)(d)	2,000	2,000
GO (Limited Tax) School Bonds Series 2007B
3.50%, 01/03/08 (a)(c)(d)	3,780	3,780
Henderson
Health Facility RB (Catholic Healthcare West) Series 2007B
3.50%, 01/03/08 (a)(b)(c)(d)	10,000	10,000
Las Vegas Valley Water District
GO (Limited Tax) Water CP Series 2004 A&B
3.35%, 02/11/08 (c)	10,000	10,000
Nevada
GO Capital Improvement & Cultural Affairs Bonds Series 2007B
3.50%, 01/03/08 (a)(c)(d)	3,700	3,700
Truckee Meadows Water Auth
Water Refunding RB Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	9,305	9,305

		80,475

New Jersey 0.4%

Burlington Cnty
BAN Series 2007F
2.83%, 12/26/08	5,100	5,133

54 See financial notes

Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fair Lawn
BAN Series 2007A
2.92%, 12/18/08	4,350	4,373
Rutgers State Univ
GO Refunding Bonds Series 2002A
3.47%, 01/02/08 (a)(c)	1,850	1,850

		11,356

New York 1.6%

New York City
GO Bonds Fiscal 2002 Series A6
3.60%, 01/02/08 (a)(b)(c)	3,600	3,600
GO Bonds Fiscal 2006 Series A
3.48%, 01/03/08 (a)(c)(d)	4,080	4,080
GO Bonds Fiscal 2006 Series I7
3.49%, 01/02/08 (a)(b)	3,000	3,000
GO Bonds Fiscal 2006 Series I8
3.70%, 01/02/08 (a)(b)	1,835	1,835
New York City Municipal Water Finance Auth
CP Notes Series 1
3.55%, 01/17/08 (c)	17,540	17,540
CP Series 6
3.54%, 01/17/08 (c)	15,000	15,000
Water & Sewer System RB Series 2000C
3.54%, 01/02/08 (a)(c)	900	900

		45,955

North Carolina 1.4%

North Carolina
GO Refunding Bonds Series 2004
2.90%, 03/01/08	4,740	4,756
GO Refunding Bonds Series 2007B
3.50%, 01/03/08 (a)(c)(d)	9,550	9,550
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2006A
3.50%, 01/03/08 (a)(c)(d)	9,248	9,247
North Carolina Infrastructure Finance Corp
COP Series 2007A
3.50%, 01/02/08 (a)(b)(c)(d)	9,965	9,965
North Carolina Medical Care Commission
Health Care Facilities RB (Novant Health) Series 2006
3.49%, 01/03/08 (a)(b)(c)(d)	4,000	4,000
Univ of North Carolina at Chapel Hill
GO RB Series 2007
3.50%, 01/03/08 (a)(c)(d)	3,090	3,090

		40,608

Ohio 0.4%

Hamilton Cnty
Sales Tax Refunding Bonds Subordinate Series 2006A
3.50%, 01/03/08 (a)(b)(c)(d)	8,012	8,012
Ohio Higher Educational Facility Commission
Facility RB (Univ of Dayton) Series 2006
3.46%, 01/03/08 (a)(b)(c)(d)	2,745	2,745

		10,757

Oklahoma 0.2%

Oklahoma Capital Improvement Auth
State Facilities RB (Higher Education) Series 2005F
3.50%, 01/02/08 (a)(b)(c)(d)	5,095	5,095

Oregon 0.1%

Medford Hospital Facilities Auth
RB (Rogue Valley Manor) Series 2007
3.75%, 01/02/08 (a)(b)	2,125	2,125
Oregon
GO Bonds (Verterans’ Welfare) Series 85
3.70%, 01/02/08 (a)(c)	1,100	1,100

		3,225

Pennsylvania 2.7%

Allegheny Cnty Hospital Development Auth
RB (UPMC) Series 2007A2
3.60%, 01/03/08 (a)(c)(d)	2,000	2,000
RB (UPMC) Series 2007B1
3.50%, 01/03/08 (a)(b)(c)(d)	15,000	15,000
RB (UPMC) Series 2007D
3.60%, 01/03/08 (a)(c)(d)	10,000	10,000
Allegheny Cnty Port Auth
Grant Anticipation Notes Series 2007
3.68%, 06/30/08 (b)	5,000	5,013
Delaware Valley Regional Finance Auth
RB Series 1998A
3.54%, 01/03/08 (a)(b)(c)(d)	8,000	8,000
Montgomery Cnty IDA
Pollution Control Refunding RB (Peco Energy) Series 1994A
3.53%, 03/12/08 (b)	17,000	17,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Brookside Manor Apts) Series 2001A
3.34%, 01/03/08 (a)(b)	1,500	1,500
Pennsylvania Public School Building Auth
Lease RB (Philadelphia SD) Series 2006B
3.50%, 01/03/08 (a)(b)(c)(d)	5,000	5,000
Philadelphia
TRAN Series 2007-2008A
3.67%, 06/30/08	15,000	15,060

		78,573

See financial notes 55

Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Rhode Island 0.1%

Rhode Island Economic Development Corp
Airport Refunding RB Series 2005C
3.80%, 03/13/08 (b)(c)(d)	4,315	4,315

South Carolina 0.9%

South Carolina
GO Research Univ Infrastructure Bonds Series 2005A
3.51%, 01/03/08 (a)(c)(d)	16,265	16,265
South Carolina Association of Governmental Organizations
Educational Facilities Corp Installment Purchase RB (Pickens Cnty SD) Series 2006
3.81%, 06/19/08 (b)(c)(d)	3,990	3,990
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2005A
3.50%, 01/03/08 (a)(b)(c)(d)	6,355	6,355

		26,610

Tennessee 1.8%

Knoxville
Wastewater System Revenue Improvement Bonds Series 2005A
3.50%, 01/03/08 (a)(b)(c)(d)	5,490	5,490
Memphis
General Improvement Bonds Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	15,000	15,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 2002
3.74%, 01/02/08 (a)(b)	2,000	2,000
Shelby Cnty Health, Educational & Housing Facilities Board
RB (Trezevant Manor) Series A
3.48%, 01/03/08 (a)(b)	7,225	7,225
Tennessee Energy Acquisition Corp
Jr Gas Project RB Series 2006B
3.53%, 01/03/08 (a)(b)(c)(d)	22,387	22,387

		52,102

Texas 19.8%

Alvin ISD
Unlimited Tax Schoolhouse RB Series 2005
3.59%, 01/03/08 (a)(b)(c)(d)	6,140	6,140
Brazos Cnty Health Facilities Development Corp
RB (Franciscan Services Corp Obligated Group) Series 1997A&B
3.51%, 01/03/08 (a)(b)(c)(d)	8,000	8,000
Brownsville ISD
Unlimited Tax School Building Bonds Series 2006
3.50%, 01/02/08 (a)(b)(c)(d)	3,815	3,815
Cypress-Fairbanks ISD
Unlimited Tax Refunding Bonds Series 2007
3.54%, 01/03/08 (a)(b)(c)(d)	14,850	14,850
Dallas
GO Bonds Series 2005
3.50%, 01/03/08 (a)(c)(d)	4,980	4,980
Waterworks & Sewer System Refunding & Improvement RB Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	4,990	4,990
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	4,300	4,300
3.50%, 01/03/08 (a)(b)(c)(d)	9,530	9,530
Dallas ISD
Unlimited Tax School Building Bonds Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	6,440	6,440
Dallas Water & Sewer Utilities
Refunding RB Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	36,845	36,845
Ector Cnty ISD
Unlimited Tax Refunding Bonds Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	4,000	4,000
El Paso
GO Bonds
3.60%, 01/03/08 (a)(b)(c)(d)	3,460	3,460
Harris Cnty
Permanent Improvement Refunding Bonds Series 2006A & Unlimited Tax Road & Refunding Bonds Series 2006B
3.50%, 01/03/08 (a)(c)(d)	24,965	24,965
Toll Road Sr Lien Refunding RB Series 2007A
3.49%, 01/03/08 (a)(b)(c)(d)	9,600	9,600
Unlimited Tax & Subordinate Lien Refunding RB Series 2007C
3.48%, 01/03/08 (a)(b)(c)(d)	12,975	12,975
Houston
Airport System Subordinate Lien Refunding RB Series 2007B
3.50%, 01/03/08 (a)(b)(c)(d)	8,425	8,425
Combined Utility System First Lien Refunding RB Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	4,950	4,950
Public Improvement Refunding Bonds Series 2007A
3.51%, 01/03/08 (a)(b)(c)(d)	1,200	1,200
Houston Combined Utility System
First Lien Refunding RB Series 2007A
3.49%, 01/03/08 (a)(b)(c)(d)	4,300	4,300
3.50%, 01/03/08 (a)(b)(c)(d)	5,434	5,434
First Lien Refunding RB Series 2007B
3.50%, 01/03/08 (a)(b)(c)(d)	5,937	5,937

56 See financial notes

Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Houston Higher Education Finance Corp
Higher Education RB (Rice University) Series 2007AB
3.50%, 01/03/08 (a)(c)(d)	7,013	7,014
Katy ISD
Unlimited Tax Refunding Bonds Series 2007B & Limited Tax Refunding Bonds Series 2007C
3.50%, 01/03/08 (a)(b)(c)(d)	7,265	7,265
Lower Colorado River Auth
CP Series A
3.20%, 02/06/08 (c)	1,000	1,000
3.65%, 02/06/08 (c)	9,100	9,100
Lower Neches River Auth
Refunding RB (Exxon Mobil) Series 2001A
3.60%, 01/02/08 (a)	1,500	1,500
Matagorda Cnty Navigation Dist #1
Pollution Control Refunding RB (AEP Texas Central Co) Series 2005A
3.50%, 01/03/08 (a)(b)(c)(d)	12,000	12,000
Midland College District
GO Bonds Series 2005
3.80%, 03/13/08 (b)(c)(d)	5,480	5,480
North Texas Municipal Water District
RB Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	7,320	7,320
3.59%, 01/03/08 (a)(b)(c)(d)	4,910	4,910
Northwest ISD
Unlimited Tax School Building Bonds Series 2007
3.49%, 01/03/08 (a)(b)(c)(d)	5,480	5,480
Round Rock ISD
Unlimited Tax School Building Bonds Series 2007
3.48%, 01/03/08 (a)(b)(c)(d)	10,755	10,755
San Antonio
Combination Tax & Revenue Certificates of Obligation Series 2006
3.75%, 01/17/08 (c)(d)	8,910	8,910
General Improvement & Refunding Bonds Series 2006 & Combination Tax & Revenue Certificates of Obligation Series 2006
3.60%, 01/03/08 (a)(c)(d)	3,165	3,165
Tax & Revenue Certificates of Obligation Series 2007
3.50%, 01/02/08 (a)(c)(d)	3,000	3,000
Water System Refunding RB Series 2005
3.70%, 01/03/08 (a)(b)(c)(d)	7,570	7,570
San Antonio Electric & Gas System
Electric & Gas Systems Refunding RB New Series 2007
3.48%, 01/03/08 (a)(c)(d)	10,245	10,245
3.50%, 01/03/08 (a)(c)(d)	28,360	28,360
San Antonio ISD
Unlimited Tax Refunding Bonds Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	4,500	4,500
Socorro ISD
Unlimited Tax School Building Bonds Series 2006A
3.50%, 01/03/08 (a)(b)(c)(d)	3,400	3,400
Texas
TRAN Series 2007
3.70%, 08/28/08	25,000	25,253
4.50%, 08/28/08	12,500	12,438
Texas A&M Univ
Permanent Univ Fund Bonds Series 1998
3.48%, 01/03/08 (a)(c)(d)	5,980	5,980
Texas Transportation Commission
GO Mobility Fund Bonds Series 2005A
3.50%, 01/03/08 (a)(c)(d)	8,990	8,990
GO Mobility Fund Bonds Series 2006
3.48%, 01/03/08 (a)(c)(d)	7,595	7,595
GO Mobility Fund Bonds Series 2007
3.49%, 01/03/08 (a)(c)(d)	17,000	17,000
3.49%, 01/03/08 (a)(c)(d)	29,195	29,195
3.50%, 01/03/08 (a)(c)(d)	2,100	2,100
3.50%, 01/03/08 (a)(c)(d)	4,995	4,995
State Highway Fund First Tier RB Series 2006A
3.50%, 01/03/08 (a)(c)(d)	6,090	6,090
State Highway Fund First Tier RB Series 2007
3.50%, 01/03/08 (a)(c)(d)	4,000	4,000
Texas Municipal Gas Acquisition & Supply Corp II
Gas Supply RB Series 2007AB
3.82%, 01/03/08 (a)(c)(d)	30,000	30,000
Gas Supply RB Series 2007B
3.57%, 01/03/08 (a)(c)(d)	24,000	24,000
3.84%, 01/03/08 (a)(c)(d)	10,000	10,000
Texas Water Development Board
State Revolving Fund Subordinate Lien RB Series 2007A
3.73%, 01/02/08 (a)(c)	6,800	6,800
Univ of Texas
Permanent Univ Fund Notes Series A
3.35%, 04/15/08	10,000	10,000
Permanent Univ Fund Refunding Bonds Series 2006B
3.49%, 01/03/08 (a)(c)(d)	16,800	16,800
Refunding Bonds Series 2007B
3.42%, 01/03/08 (a)	26,330	26,330

		573,676

Utah 0.9%

Intermountain Power Agency
Power Supply RB Series 1985F
3.51%, 03/15/08 (b)(c)	15,000	15,000
Utah Transit Auth
Subordinated Sales Tax Refunding RB Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	12,150	12,150

		27,150

See financial notes 57

Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Virginia 0.6%

Chesterfield Cnty
GO Bonds
3.57%, 01/03/08 (a)(c)(d)	3,040	3,040
Virginia College Building Auth
Educational Facilities RB (Public Higher Education Financing Program) Series 2006A
3.51%, 01/03/08 (a)(c)(d)	4,125	4,125
Winchester IDA
Hospital RB (Valley Health System) Series 2007
3.49%, 01/03/08 (a)(b)(c)(d)	10,000	10,000

		17,165

Washington 3.2%

Cascade Water Alliance
Water System RB Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	8,660	8,660
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A
3.50%, 01/02/08 (a)(b)(c)(d)	4,840	4,840
3.50%, 01/03/08 (a)(c)(d)	5,850	5,850
King Cnty
Sewer Refunding RB Second Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	3,340	3,340
3.51%, 01/03/08 (a)(b)(c)(d)	9,095	9,095
Seattle
Water System Refunding RB Series 2006
3.46%, 01/03/08 (a)(b)(c)(d)	2,510	2,510
Univ of Washington
RB Series 2007
3.48%, 01/03/08 (a)(b)(c)(d)	9,985	9,985
Washington
Various Purpose GO Bonds Series 2008A
3.50%, 01/02/08 (a)(c)(d)	28,085	28,085
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	19,855	19,855

		92,220

West Virginia 0.3%

West Virginia Hospital Finance Auth
Refunding RB (Charleston Area Medical Center) Series 1995A
3.48%, 01/03/08 (a)(b)(c)(d)	10,000	10,000

Wisconsin 1.1%

Wisconsin
RB Series 2005A
3.49%, 01/03/08 (a)(b)(c)(d)	7,564	7,564
Transportation RB Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	8,065	8,065
Transportation Revenue CP Series 2006A
2.95%, 06/11/08 (c)	7,500	7,500
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 1997
3.61%, 01/03/08 (a)(b)(c)(d)	7,960	7,960

		31,089

Total Municipal Securities (Cost $2,862,372)		2,862,372

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $2,862,372.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,004,528 or 69.0% of net assets.
BAN — Bond anticipation note
COP — Certificate of participation
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
IDRB — Industrial development revenue bond
ISD — Independent school district
M/F – Multi-family
RAN — Revenue anticipation note
RB — Revenue bond
S/F – Single-family
SD — School district
TRAN — Tax and revenue anticipation note
USD — Unified school district

58 See financial notes

Schwab AMT Tax-Free Money Fund

Statement of
Assets and Liabilities

As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		2,862,372
Cash		1,755
Receivables:
Investments sold		1,124
Interest		23,288
Fund shares sold		23,466
Prepaid expenses	+	5

Total assets		2,912,010

Liabilities
Payables:
Investments bought		5
Investment adviser and administrator fees		48
Transfer agent and shareholder services fees		67
Fund shares redeemed		7,426
Distributions to shareholders		592
Accrued expenses	+	100

Total liabilities		8,238

Net Assets
Total assets		2,912,010
Total liabilities	−	8,238

Net assets		$2,903,772
Net Assets by Source
Capital received from investors		2,903,830
Net investment income not yet distributed		12
Net realized capital losses		(70)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$1,680,043		1,680,081		$1.00
Value Advantage Shares	$1,223,729		1,223,661		$1.00

See financial notes 59

Schwab AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers are x 1,000.

Investment Income
Interest		$70,882

Net Realized Gains and Losses
Net realized gains on investments		193

Expenses
Investment adviser and administrator fees		6,520
Transfer agent and shareholder service fees:
Sweep Shares		4,466
Value Advantage Shares		1,469
Registration fees		1,130
Portfolio accounting fees		86
Custodian fees		52
Professional fees		35
Shareholder reports		35
Trustees’ fees		31
Interest expense		4
Other expenses	+	12

Total expenses		13,840
Expense reduction by adviser and Schwab	−	2,757
Custody credits	−	34

Net expenses		11,049

Increase (Decrease) in Net Assets from Operations
Total investment income		70,882
Net expenses	−	11,049

Net investment income		59,833
Net realized gains	+	193

Increase in net assets from operations		$60,026

60 See financial notes

Schwab AMT Tax-Free Money Fund

Statements of

Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$59,833	$31,616
Net realized gains	+	193	48

Increase in net assets from operations		60,026	31,664

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		38,503	31,422
Value Advantage Shares	+	21,330	194

Total distributions from net investment income		59,833	31,616

Transactions in Fund Shares*
Shares Sold
Sweep Shares		7,552,321	5,393,721
Value Advantage Shares	+	2,238,778	101,632

Total shares sold		9,791,099	5,495,353

Shares Reinvested
Sweep Shares		37,885	30,578
Value Advantage Shares	+	18,789	167

Total shares reinvested		56,674	30,745

Shares Redeemed
Sweep Shares		(6,955,741)	(6,351,764)
Value Advantage Shares	+	(1,118,384)	(17,321)

Total shares redeemed		(8,074,125)	(6,369,085)

Net transactions in fund shares		1,773,648	(842,987)

Net Assets
Beginning of period		1,129,931	1,972,870
Total increase or decrease	+	1,773,841	(842,939)

End of period		$2,903,772	$1,129,931

Net investment income not yet distributed		$12	$12

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 61

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
 Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund

Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with the principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

62

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as the funds meet the tax requirements, they are not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of December 31, 2007, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), and determined that no provision for income tax is required in the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting SFAS No. 157 on the funds’ financial statements.

 63

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or “the investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.15%	0.20%
Value Advantage Shares	0.05%	0.17%
Select Shares*	0.05%	0.17%
Institutional Shares*	0.05%	0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through April 29, 2009 for Select Shares and Institutional Shares, and for so long as CSIM is the investment adviser to the applicable funds for Sweep Shares and Value Advantage Shares as follows:

		AMT
	Municipal	Tax-Free
	Money Fund	Money Fund

Sweep Shares	0.63% **	0.63% **
Value Advantage Shares	0.45%	0.45%
Select Shares*	0.35%	n/a
Institutional Shares*	0.24%	n/a

*	Select Shares and Institutional Shares are only offered by Municipal Money Fund.

**	Prior to April 30, 2007 the expense limit for Sweep Shares was 0.64%.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2007, each fund’s total security transactions with other Schwab Funds were as follow:

Municipal Money Fund	$4,384,973
AMT Tax-Free Money Fund	$1,490,660

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject

64

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions (continued):

to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the funds’ Statement of Operations.

4. Borrowings from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing from the lines of credit for the funds during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

5.	Federal Income Taxes:
(All dollars amounts are x 1,000)

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

AMT
	Municipal	Tax-Free
	Money Fund	Money Fund

Undistributed tax-exempt income	$—	$12
Undistributed long-term capital gains	—	—

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

		AMT
	Municipal	Tax-Free
Expire	Money Fund	Money Fund

2012	743	—
2013	652	70

Total	$1,395	$70

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, the funds had no deferred realized net capital losses and the capital losses utilized to offset capital gains were as follows:

		AMT
	Municipal	Tax-Free
	Money Fund	Money Fund

Capital losses utilized	$1,956	$193

 65

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

5. Federal Income Taxes (continued):
(All dollars amounts are x 1,000)

		AMT
	Municipal	Tax-Free
	Money Fund	Money Fund

Current period distributions
Tax-exempt income	$463,816	$59,833

Prior period distributions
Tax-exempt income	$391,028	$31,616

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2007, no such reclassifications were required.

66

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (two of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2008

 67

Other Federal Tax Information: (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as tax-exempt interest dividends for the fiscal year ended December 31, 2007.

Percentage

Municipal Money Fund	100
AMT Tax-Free Money Fund	100

68

Trustees and Officers

The tables below give information as of December 31, 2007, about the trustees and officers for The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of December 31, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	61	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5–Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	61	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

 69

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None.

Walt Bettinger[2] 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President– Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President–Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	72	None.

70

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 71

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

72

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

 73

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle  SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

74

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Fundamental International Small-Mid Company Index Fundtm
Schwab Fundamental Emerging Markets Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR26568-05

Schwab Municipal Money Funds

Annual Report
December 31, 2007

Schwab New York AMT
Tax-Free Money Fundtm
(formerly Schwab New York
Municipal Money Fundtm)

Schwab New Jersey AMT
Tax-Free Money Fundtm
(formerly Schwab New Jersey
Municipal Money Fundtm)

Schwab Pennsylvania
Municipal Money Fundtm

Schwab Massachusetts AMT
Tax-Free Money Fundtm
(formerly Schwab Massachusetts
Municipal Money Fundtm)

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment strategy. Years of research have indicated that spreading your money across different asset classes, such as stocks, bonds, and cash equivalents can be the most important factor in weathering market volatility and determining portfolio performance.

Schwab Funds provides an uncomplicated and effective way to build a well diversified portfolio. You can choose from a range of funds with distinct investment objectives and styles to develop your own individual asset allocation strategy. Or, if you prefer a single investment solution, Schwab offers asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With quality funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Schwab Municipal Money Funds 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present your Schwab money fund annual report for the period ended December 31, 2007. In returning to my role as President and CEO of Charles Schwab Investment Management, I would like to thank you for investing in Schwab Funds and share my thoughts with you on the current market environment.

Although the economy grew at a robust pace during the second and third quarters, there was a reemergence of market volatility during the latter half of the year. Increased defaults on subprime loans engendered risk aversion throughout the fixed income market, driving up treasury prices and pushing down the prices of very high-quality, non-treasury securities. All asset-backed and mortgage-backed securities seemed to get painted with the same broad brush, despite the fact that subprime mortgages represented a very small fraction of the sector.

In light of this, I want to assure you that we remain committed to a comprehensive analysis of all fund portfolio holdings, while implementing an investment strategy that relies on time-tested fundamentals. For all our money market funds, we perform our own ongoing and independent analysis of the credit worthiness of each security purchased, and employ an investment process that emphasizes liquidity, high-quality investments and diversification.

We will continue to manage our funds consistent with the tenets of successful investing—rigorous research, guided by long-term perspective and prudence. Thank you for your continued trust and support.

Sincerely,

2 Schwab Municipal Money Funds

The Investment Environment and the Funds

Kevin Shaughnessy (left) CFA, managing director and senior portfolio manager, is responsible for the management of the funds.

John Shelton (right) CFA, portfolio manager, has day-to-day responsibility for management of the funds.

Despite continued expansion of the U.S. economy and growth in the market throughout the past year, the reporting period proved to be unnervingly volatile with strong economic headwinds developing in the third and fourth quarters. Falling home prices, a credit crunch, and high oil prices were among the myriad forces acting to curtail consumer spending and erode investor confidence in the marketplace. A tightening of lending standards and reduced liquidity caused by credit turmoil acted to further slow economic growth, but whether or not these events have the potential to precipitate a full-blown recession remains uncertain.

Opening the year with a mere 0.6% growth in Gross Domestic Product (GDP), the economy surged ahead in the second and third quarters. GDP rose 3.8% in the second quarter, and 4.9% in the third quarter, buoyed by strength in exports, personal consumption expenditures, and private inventory investment. However, estimates for the fourth quarter placed GDP growth at a tepid 1.5% or less, reflecting a significant downturn in economic growth rates, and indicating that trouble in the housing and credit markets has finally taken its toll. While higher energy prices and credit woes suppressed consumer spending and cut into GDP numbers, a healthy demand for exports spurred by a decline in the dollar helped to partially offset these domestic concerns.

Since peaking in early 2002, the U.S. dollar has declined in value by more than 24% making exports more affordable to foreign buyers, but raising concerns over inflation. An increase in net exports throughout 2007 accounted for about a third of GDP growth in the second and third quarters. Real exports of goods and services increased 19.1% in the third quarter, compared to a 7.5% increase in the second. While a weak dollar has stimulated exports, it has raised serious concerns over inflation as energy prices continue to rise. The Consumer Price Index rose by 0.8% in November, fueled by a 5.7% jump in energy prices, while the core index increased by 0.3%. Inclusive of energy prices, inflation outpaced a 2.8% growth in wages during the period.

Of greatest concern to investors during the latter half of this period was the market volatility created in large part by trouble in the housing market and the resulting credit crunch. From 1995 to 2006, housing prices outpaced inflation by 70% creating around 4 to 8 trillion dollars in new wealth - a figure that ultimately proved unsustainable. In May 2007, sales of new homes declined by 1.6% to a seasonally adjusted annual rate of 915,000 units, making waves in the market as inventory increased and prices fell. In November, new home sales declined by an astounding 9% to 647,000 units, the largest drop in 12 years. As housing prices fell, homeowners became less able to leverage their homes as a source of cash.

Subprime borrowers, those with below-average credit ratings, were disproportionately affected in the correction. Although subprime adjustable rate mortgages accounted for just 6.8% of outstanding loans in the U.S., they represented 43% of foreclosures in the third quarter of 2007. In many cases the credit and risk of these loans was passed from the original lender to third-party investors in the form of mortgage-backed securities. With the increase in defaults on subprime loans, all asset-backed and mortgage-backed securities in the market seemed to get caught in the turmoil, despite the fact that subprime mortgages represented a very small fraction of the sector. Even very high-quality securities were rapidly unloaded as investors fled to safer investments, such as U.S. Treasuries. As a result, lending was disrupted between major banks and other financial institutions that were heavily invested in subprime, collateralized debt obligations (CDOs), and structured investment vehicles (SIVs).

Schwab Municipal Money Funds 3

The Investment Environment and the Funds continued

While the subprime debacle and corresponding credit crisis has yet to fully percolate throughout the economy, measures to control the effects are already in place. Banks, the U.S. Government, and other lending institutions were quick to initiate damage control measures by manipulating lending rates, developing stricter lending standards, and reorganizing outstanding debt. Action by the Fed resulted in a 100 basis point drop in interest rates during the latter half of the year, moving rates from 5.25% to 4.25%. Though some investors had hoped for a greater reduction, the Fed remained cautious of bringing the rates down too far as inflationary pressures mounted. Even though the financial sector was relatively quick in its implementation of crisis management techniques, lingering liquidity issues as well as souring investor sentiment and the perceived threat of a recession proved to be more than enough to take the wind out of economic sails in the fourth quarter.

Closing out 2007, economic indicators remained decidedly mixed in November and December. The Dow Jones Industrial Average finished 2007 up 6.4% for the year, but posted its first fourth quarter decline in ten years. Financial stocks helped lead the decline in the fourth quarter, with many large banks and other financial corporations taking huge losses, as mortgage woes wormed their way through corporate balance sheets. In commodities, oil and gold continued to rise, sparking inflationary concerns as oil went over $100 a barrel for the first time. On the positive side, data showed that factory orders were up 1.5% in November and that new jobs were created in December, throwing some upbeat reports into a downbeat marketplace.

The Schwab Municipal Money Funds generally maintained a weighted average maturity that was neutral to short relative to their peer groups. With an emphasis toward attractively priced weekly variable rate notes, the funds were able to add value throughout the year in spite of general market volatility. During the third quarter, as it became apparent that the Fed would have to ease monetary policy, the funds increased their exposure to one-year municipal notes, extending their weighted average maturity as short-term municipal yields declined.

Overall, the investment environment during the reporting period proved to be highly unusual for money funds as the markets reacted to subprime and credit turmoil. During the first half of the year, yields on municipal notes maturing 6-12 months were range bound, but dropped when the Fed lowered the Fed Funds Rate. In the latter half of the year, municipal fixed-rate notes fell approximately 80 basis points in response to a 100 basis point reduction in the Fed Funds Rate. In an environment characterized by falling yields, issuance of short-term municipal securities increased for the year. The term structure of tax-exempt money market yields maturing from 1 week to 13 months started out positive and then ended the year inverted. The Bond Market Association Municipal Index averaged 3.67%, while one-year notes averaged 3.51%.

Although New York anticipates its budget will remain in balance through the end of fiscal 2008 (4/1/07-3/31/08), it has lowered its revenue forecast for the year by about $610 million due to the national economic slowdown and the impact of the subprime market on the financial services sector. Projections for personal income tax and corporate franchise tax receipts have been lowered by $500 million and $230 million, respectively, although other smaller revenue items are expected to be slightly higher. However, the budget remains in balance because Medicaid-related spending is projected to be $556 million lower, due to reduced case loads, some other spending is expected to be nominally lower as well, and the use of $33 million in reserves. The State still projects ending the fiscal year with a level of reserves similar to the previous year, $2.8 billion or 5.1% of spending.

4 Schwab Municipal Money Funds

The Investment Environment and the Funds continued

In 2007, employment grew 0.9%, providing the State with its fourth year of economic expansion. For 2008, employment growth is forecasted to slow to 0.7%, and growth in wages and salaries, which set a record pace of 7.1% in 2007, is expected to slow to 4%, with a related fall off in revenue collections. The State has lowered its expectations for the level of bonuses in the financial sector, due to the substantial write-downs reported in recent months by many financial services firms. Further, the already weak manufacturing sector in upstate and western New York is feeling the effects of the slow down in the national economy.

Due to the accumulation of a 5% reserve as well as its mid-year budget revisions, the State has given itself some flexibility to respond to the current economic slow down without having to make draconian cuts. However, Governor Spitzer’s fiscal 2009 budget, to be released in January, must hold the line on spending to avoid draining the reserves early in an economic slow down.

New York City updated its $59.3 billion financial plan for fiscal 2008 (7/1/07- 6/30/08) in mid-October with year-to-date receipts and spending, at which time Mayor Bloomberg requested 2.5% across the board cuts from City agencies to provide $500 million in spending reductions for the rest of the year, with larger amounts to be realized in subsequent years. The City is expecting employment to stagnate, if not decline, in the third quarter due to major write-offs by Wall Street firms. Similarly, bonus payments paid in the third quarter are expected to be the lowest in several years, with an attendant ripple effect on sales tax revenues and real estate transaction-related revenues. However, this is not expected to fully erase the impact of the new highs reached in the commercial and apartment markets in October, which were not anticipated in the current year budget. The City is well positioned to enter a slow down, with over $2 billion set aside in the fiscal 2008 budget to offset spending in fiscal 2009.

Due to the continued dominance of the New York City metropolitan area in the State’s economy as well as the State’s revenue raising ability, New York remains a strong investment-grade credit. As of the report date, the State’s general obligation credit ratings were Aa3 from Moody’s Investors Service, AA from Standard & Poor’s, and AA from Fitch Ratings.

New Jersey’s revenue collections through November 2007, the first five months of the fiscal year, were slightly above budget estimates. Revenues for the full fiscal year ending 6/30/08 are projected to increase 3% over the prior fiscal year to $31.9 billion, reflecting expectations for slower tax growth as the economy cools. Strong tax revenue growth in the prior fiscal year was attributable to economic growth, an increase in the sales tax rate and an expansion of the sales tax base. Half of the revenue attributable to the increase in the sales tax rate is dedicated for property tax rebates and the other half for general government spending. Property tax rebates in the current budget are more than double last year’s level and, together with higher spending for education, account for most of the 8% increase in state appropriations. The budget is balanced by drawing down state reserves.

The State expects to end fiscal 2008 (ended 6/30/08) with reserves of $603 million, compared to $2.2 billion at the start of the year. Governor Corzine plans to propose major cutbacks and changes in his budget for the upcoming fiscal year. The plan includes the proposed sale of the state’s toll roads to a newly created, independent public benefit corporation. Proceeds of the sale would be used to reduce the State’s high debt load and fund improvements to transportation infrastructure. Other major issues expected to be addressed include pensions, post-retirement medical benefit costs, and the formula used for distributing state aid among schools.

Schwab Municipal Money Funds 5

The Investment Environment and the Funds continued

The State’s economy continues to expand, albeit at a slower pace than the nation. Job growth as of October 2007 was up 0.6% from year ago levels with growth in the service sector offsetting a continued decline in manufacturing. The unemployment rate remains low at 4.1% as of October and is below that of the national average. Personal income and state GDP on a per capita basis rank among the highest in the nation.

New Jersey remains a solid investment grade credit due to its large and diverse economy, high wealth levels and revenue-raising ability. As of the report date, the State’s general obligation credit ratings were Aa3 from Moody’s Investors Service, AA from Standard & Poor’s, and AA- from Fitch Ratings.

Pennsylvania’s economic picture was strong in the first half of fiscal 2008, but challenges could develop in the second half of fiscal 2008 mirroring national trends.

Pennsylvania’s general fund budget for fiscal 2008 (7/1/07-6/30/08) totals $27.2 billion and includes moderate revenue growth of 1% offset by a spending increase of 3% and the use of virtually all the $531 million fiscal 2007 surplus to balance the budget. The 2008 budget limits spending increases to less than 1% in all areas with the exception of education, public welfare, and corrections. The state projects ending fiscal 2008 with a minimal $190 million in reserves, or 0.04% of spending. While tax revenue collections through the first half of fiscal 2008 were 1.5% ahead of budget, Pennsylvania’s economic outlook for the remainder of fiscal 2008 is more cautious due to uncertainties surrounding the national economy, as Pennsylvania’s economic performance has historically closely mirrored that of the nation. Challenges related to weakness in the housing market along with rising energy costs may likely result in more moderated economic growth for Pennsylvania over the next year.

Job growth was slightly below national levels over the past year, but remains healthy as service industry jobs continue to replace the shrinking manufacturing sector. Employment as of November 2007 was up 0.6% year-over-year, with continued losses in the manufacturing sector more than offset by growth in the service sector. As of November 2007, unemployment was 4.2% down from 4.7% for calendar 2006. Personal income rose 1.3% in the first quarter of fiscal 2008 and has been similar to the national level for the past two years. As of the report date, the State’s general obligation credit ratings were Aa2 from Moody’s Investors Service, AA from Standard & Poor’s, and AA from Fitch Ratings.

Massachusetts’ budget for fiscal 2008 (7/1/07-6/30/08) totals $26.8 billion, a 4.3% increase over the fiscal 2007 budget. The budget includes a 7.1% increase in spending for health and human services, with spending on K-12 education and aid to local governments budgeted to increase 6.5% and 5.8%, respectively. The increase in healthcare spending includes funding for coverage of additional uninsured residents under the newly instituted universal healthcare legislation. Based on revised estimates as of 10/30/07, tax revenues are conservatively projected to rise 1.4%, a decline from growth rates that have averaged 7.1% since fiscal 2003. Although personal income and sales tax collections are estimated to rise 4.8% and 2.4%, respectively, corporate income taxes are estimated to fall 5.7%. As a result, the Commonwealth projects ending fiscal 2008 with $1.25 billion in general fund balances, or 4.9% of budgeted expenditures, similar to the $1.24 billion balance at 6/30/07. With $2.3 billion in the budget stabilization fund, the Commonwealth’s combined balances are expected to total $3.5 billion, or 12.1%. For the first six months of fiscal 2008 (ended 6/31/07), tax collections totaled $9.1 billion, a 4.2% increase over the same period a year ago. Personal income taxes totaled $5.2 billion, a 7.5% increase over the prior year period, while sales taxes totaled $2.0 billion, a 1.7% increase.

Massachusetts’ economy remains strong with growth in personal income above the national average; however, employment growth continues to lag the nation as jobs remain below

6 Schwab Municipal Money Funds

The Investment Environment and the Funds continued

pre-recession peaks. Through the twelve months ending November 2007, Massachusetts gained over 29,000 jobs, a 0.9% increase from the prior year period, compared to 1.1% growth in U.S. jobs for the same period. In November 2007, the unemployment rate declined to 3.9% from 4.8% in November 2006. For the twelve months ending September 2007, personal income grew 6.8%, up from 5.4% for prior year period, and above the national growth rate of 6.4%. Massachusetts’ per capita personal income continues to be higher than that of the nation and currently ranks 3rd behind New Jersey and Connecticut. As of the report date, the Commonwealth’s general obligation credit ratings were Aa2 from Moody’s Investors Service, AA from Standard & Poor’s, and AA from Fitch Ratings.

As previously communicated to shareholders, effective February 5, 2008, the Schwab Massachusetts Municipal Money Fund, the Schwab New Jersey Municipal Money Fund and the Schwab New York Municipal Money Fund modified their investment strategies. The funds will now seek to provide income exempt from the federal Alternative Minimum Tax (AMT) as well as federal and applicable state income taxes. Accordingly, their names have been changed to more accurately reflect their new investment strategies.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Funds 7

Performance and Fund Facts as of 12/31/07

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Municipal Money Funds

	New York		New Jersey		Massachusetts
	AMT Tax-Free		AMT Tax-Free		AMT Tax-Free
	Money Fund		Money Fund	Pennsylvania	Money Fund

		Value
	Sweep	Advantage
	Shares	Sharestm
Ticker Symbol	SWNXX	SWYXX	SWJXX	SWEXX	SWDXX

Seven-Day Yield[1]	2.70%	2.90%	2.69%	2.78%	2.74%

Seven-Day Yield—No Waiver[2]	2.61%	2.74%	2.39%	2.41%	2.42%

Seven-Day Effective Yield[1]	2.74%	2.94%	2.72%	2.82%	2.77%

Seven-Day Taxable-Equivalent Effective Yield[1,3]	4.71%	5.05%	4.60%	4.48%	4.50%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Municipal Money Funds

	New York	New Jersey		Massachusetts
	AMT Tax-Free	AMT Tax-Free		AMT Tax-Free
	Money Fund	Money Fund	Pennsylvania	Money Fund

Weighted Average Maturity	21 days	33 days	26 days	30 days

Credit Quality of Holdings % of portfolio	100% Tier 1	100% Tier 1	100% Tier 1	100% Tier 1

Credit-Enhanced Securities % of portfolio	56%	69%	80%	64%

Minimum Initial Investment[4]
Sweep Invesments®	*	*	*	*
Value Advantage Sharestm	$25,000	n/a	n/a	n/a
($15,000 for IRA and custodial accounts)[5]

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.
[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[3]	Taxable-equivalent effective yields assume the following 2007 maximum tax rates: New York: 41.82% (federal regular income, New York state and New York city taxes); New Jersey 40.83%, Pennsylvania 37.00%, and Massachusetts 38.45% (federal regular income and state personal income taxes). Investment income may be subject to the Alternative Minimum Tax.
[4]	Please see prospectus for further detail and eligibility requirements.
[5]	Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.

8 Schwab Municipal Money Funds

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2007 and held through December 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/07	at 12/31/07	7/1/07 - 12/31/07

Schwab New York AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.66%	$1,000	$1,014.90	$3.35
Hypothetical 5% Return	0.66%	$1,000	$1,021.88	$3.36
Value Advantage Sharestm
Actual Return	0.46%	$1,000	$1,015.90	$2.34
Hypothetical 5% Return	0.46%	$1,000	$1,022.89	$2.35

Schwab New Jersey AMT Tax-Free Money Fundtm
Actual Return	0.66%	$1,000	$1,014.90	$3.35
Hypothetical 5% Return	0.66%	$1,000	$1,021.88	$3.36

Schwab Pennsylvania Municipal Money Fundtm
Actual Return	0.65%	$1,000	$1,015.10	$3.30
Hypothetical 5% Return	0.65%	$1,000	$1,021.93	$3.31

Schwab Massachusetts AMT Tax-Free Money Fundtm
Actual Return	0.65%	$1,000	$1,015.00	$3.30
Hypothetical 5% Return	0.65%	$1,000	$1,021.93	$3.31

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Municipal Money Funds 9

Schwab New York AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
Sweep Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per—Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.02	0.01	0.00 [1]

Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[1]

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	3.03	2.82	1.78	0.56	0.41

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	0.65	0.66	0.69	0.69
Gross operating expenses	0.70	0.84	0.84	0.84	0.84
Net investment income (loss)	2.98	2.80	1.75	0.55	0.41
Net assets, end of period ($ x 1,000,000)	1,561	1,217	1,031	1,073	1,038

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
Value Advantage Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per—Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.02	0.01	0.01

Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	3.24	3.03	2.00	0.80	0.66

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.57	0.60	0.61	0.61	0.61
Net investment income (loss)	3.18	2.98	2.00	0.79	0.65
Net assets, end of period ($ x 1,000,000)	1,477	1,103	834	654	690
1 Per-share amount was less than $0.01.

10 See financial notes

Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.5%	Municipal Securities	2,960,672	2,960,672

97.5%	Total Investments	2,960,672	2,960,672
2.5%	Other Assets and Liabilities		77,120

100.0%	Net Assets		3,037,792

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 97.5% of net assets

New York 93.0%

Albany IDA
Refunding IDRB (United Cerebral Palsy Assoc) Series 1997B
3.41%, 01/03/08 (a)(b)	8,385	8,385
Broome Cnty
BAN Series 2007
3.64%, 04/18/08	21,300	21,322
Broome Cnty IDA
Civic Facility RB (Methodist Homes For the Aging) Series 2003
3.41%, 01/02/08 (a)(b)	4,245	4,245
Chautauqua Cnty
Civic Facility RB (Jamestown Center City Development Corp) Series 2000A
3.49%, 01/03/08 (a)(b)	11,210	11,210
Erie Cnty IDA
RB (Orchard Park CCRC) Series 2006B
3.39%, 01/03/08 (a)(b)	7,000	7,000
School Facility RB Series 2007A
3.53%, 01/03/08 (a)(b)(c)(d)	6,100	6,100
Herkimer Cnty
Civic Facility RB (Templeton Foundation) Series 2000
3.48%, 01/03/08 (a)(b)	1,450	1,450
Hudson Yards Infrastructure Corp
Sr RB Series 2007A
3.53%, 01/03/08 (a)(b)(c)(d)	14,415	14,415
Jay Street Dev Corp
Courts Facility Lease RB Fiscal 2004 Series A2
3.25%, 01/02/08 (a)(b)	4,765	4,765
Long Island Power Auth
Electric System General RB Series 1998A
3.49%, 01/03/08 (a)(b)(c)(d)	9,900	9,900
Electric System General RB Series 2001A
3.53%, 01/03/08 (a)(b)(c)(d)	4,365	4,365
Electric System General RB Series 2006A
3.54%, 01/03/08 (a)(b)(c)(d)	4,135	4,135
3.59%, 01/02/08 (a)(b)(c)(d)	9,400	9,400
Electric System General RB Series 2006D
3.47%, 01/03/08 (a)(b)(c)(d)	6,500	6,500
Electric System General RB Series 2006E
3.47%, 01/03/08 (a)(b)(c)(d)	12,050	12,050
3.52%, 01/03/08 (a)(b)(c)(d)	4,435	4,435
Electric System Subordinated RB Series 2001-1B
3.73%, 01/02/08 (a)(b)	9,500	9,500
Longwood Central SD
TAN
3.62%, 06/27/08	25,000	25,074
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 1999A
3.47%, 01/03/08 (a)(c)(d)	25,405	25,405
Dedicated Tax Fund Bonds Series 2002A
3.49%, 01/03/08 (a)(b)(c)(d)	10,980	10,980
Dedicated Tax Fund Bonds Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	2,750	2,750
Dedicated Tax Fund Refunding Bonds Series 2005A
3.41%, 01/03/08 (a)(b)(c)	7,030	7,030
RB Series 2005B
3.44%, 01/03/08 (a)(b)(c)(d)	11,350	11,350
3.48%, 01/03/08 (a)(b)(c)(d)	3,495	3,495
3.53%, 01/03/08 (a)(b)(c)(d)	10,570	10,570
3.75%, 03/20/08 (b)(c)(d)	8,175	8,175
RB Series 2005E1
3.37%, 01/03/08 (a)(b)	15,000	15,000
RB Series 2005G1
3.56%, 01/02/08 (a)(b)	5,950	5,950
RB Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	2,998	2,998
RB Series 2006B
3.47%, 01/03/08 (a)(b)(c)(d)	30,165	30,165
RB Series 2007A
3.48%, 01/03/08 (a)(b)(c)(d)	25,000	25,000
3.53%, 01/03/08 (a)(b)(c)(d)	10,610	10,610
Refunding RB Series 2002A
3.48%, 01/03/08 (a)(b)(c)(d)	28,995	28,995
Refunding RB Series 2002G2
3.35%, 01/03/08 (a)(b)(c)	11,675	11,675

See financial notes 11

Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Transportation Revenue BAN Series CP1 A, B, C
2.80%, 02/11/08 (b)	2,000	2,000
2.83%, 02/06/08 (b)	25,000	25,000
2.90%, 02/08/08 (b)	3,000	3,000
3.05%, 06/11/08 (b)	25,000	25,000
3.42%, 02/06/08 (b)	42,500	42,500
Nassau Cnty
GO Bonds Series 2007B
3.27%, 01/02/08 (a)(b)	10,000	10,000
Nassau Cnty Industrial Development Agency
RB (Amsterdam at Harborside) Series 2007C
3.27%, 01/02/08 (a)(b)	12,550	12,550
New York City
GO Bonds Fiscal 1994 Series A7
3.45%, 01/02/08 (a)(b)	7,200	7,200
GO Bonds Fiscal 1994 Series H4
3.45%, 01/02/08 (a)(b)	3,000	3,000
GO Bonds Fiscal 1995 Series B4
3.57%, 01/02/08 (a)(b)(c)	1,400	1,400
GO Bonds Fiscal 2000 Series A
3.47%, 01/03/08 (a)(b)(c)(d)	9,995	9,995
GO Bonds Fiscal 2001 Series A
3.54%, 01/03/08 (a)(b)(c)(d)	10,185	10,185
GO Bonds Fiscal 2001 Series B
3.48%, 01/03/08 (a)(b)(c)(d)	2,960	2,960
GO Bonds Fiscal 2002 Series A
3.55%, 01/03/08 (a)(b)(c)(d)	21,240	21,240
GO Bonds Fiscal 2002 Series A6
3.60%, 01/02/08 (a)(b)(c)	11,670	11,670
GO Bonds Fiscal 2002 Series G
2.93%, 08/01/08 (b)	10,000	10,132
GO Bonds Fiscal 2003 Series C2
3.40%, 01/02/08 (a)(b)	5,030	5,030
GO Bonds Fiscal 2003 Series C3
3.35%, 01/02/08 (a)(b)	25,700	25,700
GO Bonds Fiscal 2004 Series F
3.51%, 01/03/08 (a)(b)(c)(d)	75,000	75,000
GO Bonds Fiscal 2004 Series H-5
3.40%, 01/02/08 (a)(b)	1,400	1,400
GO Bonds Fiscal 2004 Series H-6
3.42%, 01/02/08 (a)(b)	12,720	12,720
GO Bonds Fiscal 2004 Series H1
3.60%, 01/02/08 (a)(b)	20,000	20,000
GO Bonds Fiscal 2004 Series H3
3.35%, 01/02/08 (a)(b)	41,100	41,100
GO Bonds Fiscal 2004 Series H7
3.45%, 01/02/08 (a)(b)	9,340	9,340
GO Bonds Fiscal 2004 Series J
3.47%, 01/03/08 (a)(b)(c)(d)	9,160	9,160
GO Bonds Fiscal 2005 Series E
3.48%, 01/03/08 (a)(b)(c)(d)	20,890	20,890
GO Bonds Fiscal 2005 Series J
3.49%, 01/03/08 (a)(c)(d)	5,065	5,065
GO Bonds Fiscal 2005 Series N
3.48%, 01/03/08 (a)(b)(c)(d)	20,095	20,095
GO Bonds Fiscal 2005 Series O
3.48%, 01/03/08 (a)(c)(d)	2,745	2,745
GO Bonds Fiscal 2006 Series E2
3.60%, 01/02/08 (a)(b)	14,475	14,475
GO Bonds Fiscal 2006 Series G
3.47%, 01/03/08 (a)(b)(c)(d)	9,995	9,995
3.53%, 01/03/08 (a)(b)(c)(d)	11,310	11,310
GO Bonds Fiscal 2006 Series I1
3.46%, 01/03/08 (a)(c)(d)	6,395	6,395
3.47%, 01/03/08 (a)(b)(c)(d)	6,165	6,165
3.54%, 01/03/08 (a)(b)(c)(d)	27,920	27,920
GO Bonds Fiscal 2006 Series I3
3.65%, 01/02/08 (a)(b)	13,900	13,900
GO Bonds Fiscal 2006 Series I4
3.34%, 01/02/08 (a)(b)	8,500	8,500
GO Bonds Fiscal 2006 Series I5
3.53%, 01/02/08 (a)(b)	30,180	30,180
GO Bonds Fiscal 2006 Series I6
3.53%, 01/02/08 (a)(b)	27,145	27,145
GO Bonds Fiscal 2006 Series I8
3.70%, 01/02/08 (a)(b)	14,000	14,000
GO Bonds Fiscal 2007 Series A
3.46%, 01/03/08 (a)(c)(d)	8,000	8,000
GO Bonds Fiscal 2007 Series C1
3.49%, 01/03/08 (a)(b)(c)(d)	5,295	5,295
GO Bonds Fiscal 2007 Series D
3.47%, 01/03/08 (a)(c)(d)	6,820	6,820
3.49%, 01/03/08 (a)(c)(d)	4,400	4,400
GO Bonds Fiscal 2008 Series A1
3.47%, 01/03/08 (a)(c)(d)	37,950	37,950
GO Bonds Fiscal 2008 Series C
3.46%, 01/03/08 (a)(c)(d)	7,445	7,445
GO Bonds Fiscal 2008 Series C1
3.50%, 01/03/08 (a)(b)(c)(d)	7,345	7,345
GO Bonds Fiscal 2008 Series D1
3.48%, 01/03/08 (a)(c)(d)	6,260	6,260
GO Bonds Fiscal 2008 Series D3
3.29%, 01/03/08 (a)(c)	3,000	3,000
GO Bonds Fiscal 2008 Series D4
3.38%, 01/03/08 (a)(c)	4,000	4,000
GO Fiscal 2005 Series M & Fiscal 2006 Series I1
3.48%, 01/03/08 (a)(c)(d)	8,395	8,396
New York City Health & Hospitals Corp
Health System Bonds Series 1999A
3.47%, 01/03/08 (a)(b)(c)(d)	17,620	17,620
New York City HFA
Housing RB (Normandie Court I) Series 1991A
3.35%, 01/02/08 (a)(b)	52,250	52,250
New York City IDA
Civic Facility RB (Wartburg Lutheran Home for the Aging & Wartburg Nursing Home) Series 2006A
3.41%, 01/03/08 (a)(b)	8,090	8,090
Liberty Bonds (7 World Trade Center) Series A
3.49%, 01/03/08 (a)(b)(c)(d)	3,835	3,835
New York City Municipal Water Finance Auth
CP Notes Series 1
3.55%, 01/17/08 (c)	48,000	48,000
CP Notes Series 7
3.38%, 02/15/08	28,300	28,300
Water & Sewer Second General Resolution RB Fiscal 2007 Series CC2
3.60%, 01/02/08 (a)(c)	25,150	25,150

12 See financial notes

Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Water & Sewer System RB Fiscal 2001 Series D
3.66%, 01/03/08 (a)(c)(d)	4,995	4,995
Water & Sewer System RB Fiscal 2001 Series F1
3.65%, 01/02/08 (a)(c)	4,000	4,000
Water & Sewer System RB Fiscal 2002 & 2003 Series A
3.53%, 01/03/08 (a)(c)(d)	15,000	15,000
Water & Sewer System RB Fiscal 2002 Series G
3.47%, 01/03/08 (a)(b)(c)(d)	18,545	18,545
Water & Sewer System RB Fiscal 2005 Series B
3.47%, 01/03/08 (a)(b)(c)(d)	10,000	10,000
Water & Sewer System RB Fiscal 2005 Series C
3.66%, 01/03/08 (a)(b)(c)(d)	5,200	5,200
Water & Sewer System RB Fiscal 2005 Series D
3.47%, 01/03/08 (a)(c)(d)	1,445	1,445
3.48%, 01/03/08 (a)(c)(d)	22,880	22,880
3.49%, 01/03/08 (a)(c)(d)	4,800	4,800
3.50%, 01/02/08 (a)(c)(d)	4,270	4,270
Water & Sewer System RB Fiscal 2006 Series A
3.45%, 01/03/08 (a)(b)(c)(d)	25,400	25,400
3.48%, 01/03/08 (a)(c)(d)	41,000	41,000
3.48%, 01/03/08 (a)(c)(d)	7,000	7,000
3.49%, 01/03/08 (a)(c)(d)	4,500	4,500
3.54%, 01/03/08 (a)(b)(c)(d)	7,000	7,000
Water & Sewer System RB Fiscal 2006 Series D
3.47%, 01/03/08 (a)(c)(d)	12,025	12,025
3.54%, 01/03/08 (a)(c)(d)	6,280	6,280
Water & Sewer System RB Fiscal 2007 Series A
3.47%, 01/03/08 (a)(c)(d)	31,845	31,845
Water & Sewer System RB Fiscal 2008 Series 2007A
3.47%, 01/03/08 (a)(c)(d)	23,187	23,187
Water & Sewer System RB Fiscal 2008 Series AA
3.54%, 01/03/08 (a)(c)(d)	20,995	20,995
Water & Sewer System RB Fiscal 2008 Series BB1
3.45%, 01/02/08 (a)(c)	64,700	64,700
Water & Sewer System RB Fiscal 2008 Series BB3
3.53%, 01/02/08 (a)(c)	6,000	6,000
Water & Sewer System RB Fiscal 2000 Series C
3.54%, 01/02/08 (a)(c)	6,900	6,900
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1
3.54%, 01/03/08 (a)(b)(c)(d)	10,800	10,800
Building Aid RB Fiscal 2007 Series S2
3.47%, 01/03/08 (a)(b)(c)(d)	27,985	27,985
Future Tax Secured Bonds Fiscal 1999 Series A
3.49%, 01/03/08 (a)(c)(d)	4,970	4,970
Future Tax Secured Bonds Fiscal 2000 Series C
3.53%, 01/03/08 (a)(c)(d)	14,545	14,545
Future Tax Secured Bonds Fiscal 2001 Series B
3.60%, 01/02/08 (a)(c)	18,200	18,200
Future Tax Secured Bonds Fiscal 2004 Series B & C & Fiscal 2003 Series E
3.47%, 01/03/08 (a)(c)(d)	9,405	9,405
Future Tax Secured Bonds Fiscal 2000 Series A
3.54%, 01/03/08 (a)(b)(c)(d)	13,845	13,845
Future Tax Secured Refunding Bonds Fiscal 2005 Series A
3.47%, 01/03/08 (a)(c)(d)	24,945	24,945
Future Tax Secured Subordinate Bonds Fiscal 2007 Series B
3.48%, 01/03/08 (a)(c)(d)	6,400	6,400
Future Tax Secured Subordinate Bonds Fiscal 2007 Series C1
3.47%, 01/03/08 (a)(c)(d)	3,765	3,765
Recovery Bonds Fiscal 2003 Series 2A
3.60%, 01/02/08 (a)(c)	4,490	4,490
Recovery Bonds Fiscal 2003 Series 3H
3.67%, 01/02/08 (a)(c)	34,915	34,915
Subordinate Future Tax Secured Bonds Fiscal 2007 Series B
3.47%, 01/03/08 (a)(c)(d)	5,590	5,590
New York Convention Center Development Corp
RB Series 2005
3.47%, 01/03/08 (a)(b)(c)(d)	7,200	7,200
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005
3.48%, 01/03/08 (a)(c)(d)	41,000	41,000
3.48%, 01/03/08 (a)(c)(d)	16,125	16,125
3.49%, 01/03/08 (a)(c)(d)	9,300	9,300
New York State Dormitory Auth
Court Facilities Lease RB (New York City) Series 2005A
3.44%, 01/03/08 (a)(b)(c)(d)	17,590	17,590
Insured RB (Mt Sinai School of Medicine) Series 1994A
3.47%, 01/03/08 (a)(b)(c)(d)	2,900	2,900
Personal Income Tax RB Series 2005F & 2006A
3.47%, 01/03/08 (a)(c)(d)	9,260	9,260
Personal Income Tax RB Series 2006C
3.48%, 01/03/08 (a)(c)(d)	18,132	18,132
3.48%, 01/03/08 (a)(c)(d)	14,000	14,000
3.49%, 01/03/08 (a)(c)(d)	22,945	22,945
Personal Income Tax RB Series 2006D
3.47%, 01/03/08 (a)(c)(d)	6,130	6,130
3.49%, 01/03/08 (a)(c)(d)	5,500	5,500
3.53%, 01/03/08 (a)(c)(d)	7,900	7,900
Personal Income Tax RB Series 2007A
3.47%, 01/03/08 (a)(c)(d)	14,995	14,995

See financial notes 13

Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

3.50%, 01/03/08 (a)(c)(d)	5,230	5,230
Personal Income Tax Refunding RB Series 2005B
3.44%, 01/03/08 (a)(b)(c)(d)	13,580	13,580
RB (1989 Resolution) Series 2000
3.55%, 01/03/08 (a)(b)(c)(d)	10,000	10,000
RB (Columbia University) Series 2006A
3.49%, 01/02/08 (a)(c)(d)	5,970	5,970
RB (Memorial Sloan-Kettering Cancer Center) Series 2006-2
3.48%, 01/03/08 (a)(c)(d)	27,160	27,160
RB (New York Foundling Charitable Corp) Series 1997
3.35%, 01/02/08 (a)(b)	9,175	9,175
RB (State University Educational Facilities) Series 2000B
3.47%, 01/03/08 (a)(b)(c)(d)	47,030	47,030
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A-3
3.35%, 01/02/08 (a)(b)	3,000	3,000
Gas Facilities RB (Brooklyn Union Gas) Series 1996
3.48%, 01/03/08 (a)(b)(c)(d)	15,695	15,695
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2002B
3.47%, 01/03/08 (a)(c)(d)	11,285	11,285
3.54%, 01/03/08 (a)(c)(d)	24,750	24,750
State Clean Water & Drinking Water Revolving Funds RB Series 2006C
3.49%, 01/03/08 (a)(c)(d)	10,370	10,370
State Clean Water & Drinking Water Revolving Funds RB Series 2007A
3.48%, 01/03/08 (a)(c)(d)	7,500	7,500
State Clean Water & Drinking Water Revolving Funds Subordinated RB Series 2007B
3.47%, 01/03/08 (a)(c)(d)	67,940	67,940
3.49%, 01/03/08 (a)(c)(d)	9,865	9,865
New York State HFA
Service Contract Refunding RB Series 2003I
3.35%, 01/02/08 (a)(b)	5,000	5,000
New York State Local Assistance Corp
Refunding RB Series 1993C
3.55%, 01/03/08 (a)(b)(c)(d)	9,900	9,900
Subordinate Lien Refunding Bonds Series 2003A6V
3.35%, 01/02/08 (a)(b)(c)	1,500	1,500
Subordinate Lien Refunding RB Series 2003A5V
3.35%, 01/02/08 (a)(b)(c)	2,500	2,500
New York State Power Auth
CP Series 1
3.05%, 01/18/08 (c)	15,583	15,583
3.11%, 02/05/08	15,931	15,931
3.45%, 01/16/08	28,407	28,407
CP Series 2
3.30%, 01/14/08 (c)	8,000	8,000
RB Series 2007A
3.49%, 01/03/08 (a)(b)(c)(d)	9,900	9,900
New York State Thruway Auth
General RB Series F
3.54%, 01/03/08 (a)(b)(c)(d)	15,455	15,455
General RB Series G
3.47%, 01/03/08 (a)(b)(c)(d)	4,990	4,990
3.49%, 01/03/08 (a)(b)(c)(d)	8,415	8,415
General RB Series H
3.46%, 01/03/08 (a)(b)(c)(d)	8,865	8,865
Personal Income Tax RB Series 2006A
3.49%, 01/03/08 (a)(c)(d)	5,045	5,045
Personal Income Tax RB Series 2007A
3.46%, 01/03/08 (a)(c)(d)	10,100	10,100
3.47%, 01/03/08 (a)(c)(d)	9,400	9,400
Second General Highway & Bridge Trust Fund Bonds Series 2005B
3.46%, 01/03/08 (a)(b)(c)(d)	3,500	3,500
Second General Highway & Bridge Trust Fund Bonds Series 2007A
3.54%, 01/03/08 (a)(b)(c)(d)	11,480	11,480
Second General Highway & Bridge Trust Fund Bonds Series 2007B
3.46%, 01/03/08 (a)(c)(d)	3,155	3,155
New York State Tobacco Settlement Financing Corp
Asset-Backed RB (State Contingency Contract) Series 2003A1C
3.48%, 01/03/08 (a)(b)(c)(d)	15,900	15,900
Niagara Falls Bridge Commission
Toll Bridge System RB Series 1993A
3.38%, 01/02/08 (a)(b)(c)	3,600	3,600
North Babylon Union Free SD
TAN
3.62%, 06/26/08	2,000	2,008
Ontario Cnty IDA
Civic Facility RB (CHF-Finger Lakes) Series 2006A
3.43%, 01/03/08 (a)(b)	6,000	6,000
Otsego Cnty Industrial Development Agency
RB (Mary Imogene Bassett Hospital) Series 2007A
3.43%, 01/03/08 (a)(b)	4,375	4,375
Plainview-Old Bethpage Central SD
TAN 2007-2008 Taxes
3.71%, 06/30/08	7,000	7,018
Port Auth of New York & New Jersey
Consolidated Bonds 135th Series
3.47%, 01/03/08 (a)(c)(d)	6,000	6,000
Consolidated Bonds 140th Series
3.76%,03/28/08 (b)(c)(d)	7,485	7,485
Consolidated Bonds 144th Series
3.46%, 01/03/08 (a)(c)(d)	2,400	2,400
3.49%, 01/03/08 (a)(c)(d)	4,000	4,000

14 See financial notes

Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Consolidated Bonds 148th Series
3.47%, 01/03/08 (a)(b)(c)(d)	31,000	31,000
Consolidated Bonds 149th Series
3.46%, 01/03/08 (a)(b)(c)(d)	7,900	7,900
CP Series B
2.91%, 02/04/08 (c)	5,285	5,285
3.05%, 01/15/08 (c)	16,100	16,100
Sachem Central SD
TAN 2007-2008
3.62%, 06/26/08	43,000	43,178
Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A
3.47%, 01/03/08 (a)(b)(c)(d)	6,400	6,400
3.47%, 01/03/08 (a)(b)(c)(d)	6,540	6,540
3.49%, 01/03/08 (a)(b)(c)(d)	5,580	5,580
3.54%, 01/03/08 (a)(b)(c)(d)	34,095	34,095
Saratoga Cnty Industrial Development Agency
RB (Saratoga Hospital Obligated Group) Series 2007A
3.41%, 01/03/08 (a)(b)	3,945	3,945
South Huntington Union Free SD
TAN for 2007-2008 Taxes
3.47%, 06/30/08	15,000	15,038
St Lawrence Cnty IDA
Civic Facility Refunding RB (Claxton-Hepburn Medical Center) Series 2006
3.41%, 01/03/08 (a)(b)	3,860	3,860
Suffolk Cnty Water Auth
Water System RB Series 1992C
3.54%, 01/02/08 (a)(b)(c)(d)	6,660	6,660
Triborough Bridge & Tunnel Auth
General RB Series 2001A
3.46%, 01/03/08 (a)(b)(c)(d)	15,000	15,000
General RB Series 2006A
3.48%, 01/03/08 (a)(c)(d)	5,099	5,099
General RB Series 2007A
3.47%, 01/03/08 (a)(c)(d)	8,990	8,990
General Refunding RB Series 2002B
3.47%, 01/03/08 (a)(c)(d)	14,000	14,000
3.49%, 01/03/08 (a)(c)(d)	9,995	9,995
3.50%, 01/02/08 (a)(b)(c)(d)	8,910	8,910
General Refunding RB Series 2005B2
3.42%, 01/03/08 (a)(c)	1,000	1,000
Subordinate Refunding RB Series 2000AB
3.40%, 01/02/08 (a)(b)(c)	2,810	2,810
TSASC
Tobacco Settlement Asset-Backed Bonds Series 2006-1
3.50%, 01/03/08 (a)(b)(c)(d)	5,600	5,600
Westchester Industrial Development Agency
Mortgage RB (Kendal on Hudson) Series 2007
3.39%, 01/03/08 (a)(b)	17,850	17,850
William Floyd Union Free SD
TAN 2007-2008
3.70%, 06/30/08	50,500	50,632

		2,823,345

Puerto Rico 4.5%

Puerto Rico
Public Improvement Bonds Series 2001A
3.47%, 01/03/08 (a)(b)(c)(d)	1,235	1,235
Public Improvement Refunding Bonds Series 2002A
3.55%, 01/03/08 (a)(b)(c)(d)	2,000	2,000
Public Improvement Refunding Bonds Series 2007A2
3.40%, 01/03/08 (a)(b)(c)	2,000	2,000
Public Improvement Refunding Bonds Series 2007A3
3.27%, 01/02/08 (a)(b)(c)	5,800	5,800
Public Improvement Refunding Bonds Series 2007A4
3.27%, 01/02/08 (a)(b)(c)	5,825	5,825
TRAN Series 2008
3.40%, 07/30/08 (b)	15,000	15,072
Puerto Rico Electric Power Auth
RB Series HH
3.52%, 01/03/08 (a)(b)(c)(d)	6,000	6,000
Refunding RB Series UU
3.47%, 01/03/08 (a)(b)(c)(d)	7,060	7,060
3.52%, 01/03/08 (a)(b)(c)(d)	7,200	7,200
Puerto Rico Highway & Transportation Auth
Highway Refunding RB Series CC
3.44%, 01/03/08 (a)(b)(c)(d)	1,000	1,000
Transportation RB Series 1998A
3.30%, 01/02/08 (a)(b)(c)	18,790	18,790
Transportation RB Series L
3.44%, 01/03/08 (a)(b)(c)(d)	20,000	20,000
Transportation Refunding RB Series N
3.55%, 01/03/08 (a)(b)(c)(d)	6,500	6,500
Puerto Rico Infrastructure Financing Auth
Special Tax Refunding RB Series 2005C
3.48%, 01/02/08 (a)(b)(c)(d)	5,625	5,625
Puerto Rico Public Buildings Auth
Government Facilities Refunding RB Series M3
3.55%, 01/03/08 (a)(b)(c)	25,000	25,000
Refunding RB Series L
3.47%, 01/03/08 (a)(b)(c)(d)	500	500
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	1,720	1,720
3.50%, 01/03/08 (a)(b)(c)(d)	6,000	6,000

		137,327

Total Municipal Securities (Cost $2,960,672)		2,960,672

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $2,960,672.

See financial notes 15

Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,798,847 or 59.2% of net assets.
BAN — Bond anticipation note
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
IDRB — Industrial development revenue bond
RB — Revenue bond
SD — School district
TAN — Tax antipication note
TRAN — Tax and revenue anticipation note

16 See financial notes

Schwab New York AMT Tax-Free Money Fund

Statement of
Assets and Liabilities

As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$2,960,672
Cash		247
Receivables:
Investments sold		51,535
Interest		17,926
Fund shares sold		12,644
Prepaid expenses	+	5

Total assets		3,043,029

Liabilities
Payables:
Investment adviser and administrator fees		81
Transfer agent and shareholder services fees		64
Fund shares redeemed		4,357
Distributions to shareholders		517
Accrued expenses	+	218

Total liabilities		5,237

Net Assets
Total assets		3,043,029
Total liabilities	−	5,237

Net assets		$3,037,792
Net Assets by Source
Capital received from investors		3,037,792

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$1,560,727		1,560,546		$1.00
Value Advantage Shares	$1,477,065		1,476,788		$1.00

See financial notes 17

Schwab New York AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers are x 1,000.

Investment Income
Interest		$93,566

Net Realized Gains and Losses
Net realized gains on investments		413

Expenses
Investment adviser and administrator fees		8,545
Transfer agent and shareholder service fees:
Sweep Shares		4,682
Value Advantage Shares		2,722
Registration fees		234
Tax expenses		146
Portfolio accounting fees		105
Custodian fees		65
Shareholder reports		42
Professional fees		36
Trustees’ fees		34
Interest expense		4
Other expenses	+	18

Total expenses		16,633
Expense reduction by adviser and Schwab	−	2,214
Custody credits	−	26

Net expenses		14,393

Increase (Decrease) in Net Assets from Operations
Total investment income		93,566
Net expenses	−	14,393

Net investment income		79,173
Net realized gains	+	413

Increase in net assets from operations		$79,586

18 See financial notes

Schwab New York AMT Tax-Free Money Fund

Statements of

Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$79,173	$59,005
Net realized gains	+	413	720

Increase in net assets from operations		79,586	59,725

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		39,892	31,040
Value Advantage Shares	+	39,413	28,047

Total distributions from net investment income		79,305	59,087

Transactions in Fund Shares *
Shares Sold
Sweep Shares		7,261,363	5,795,838
Value Advantage Shares	+	1,960,583	1,507,421

Total shares sold		9,221,946	7,303,259

Shares Reinvested
Sweep Shares		39,234	30,536
Value Advantage Shares	+	36,265	25,992

Total shares reinvested		75,499	56,528

Shares Redeemed
Sweep Shares		(6,957,069)	(5,640,231)
Value Advantage Shares	+	(1,622,927)	(1,264,944)

Total shares redeemed		(8,579,996)	(6,905,175)

Net transactions in fund shares		717,449	454,612

Net Assets
Beginning of period		2,320,062	1,864,812
Total increase	+	717,730	455,250

End of period		$3,037,792	$2,320,062

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 19

Schwab New Jersey AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per—Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.02	0.01	0.00 [1]

Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[1]

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	3.02	2.82	1.80	0.57	0.43

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.66 [2]	0.65	0.65	0.65	0.65
Gross operating expenses	0.76	0.88	0.86	0.86	0.86
Net investment income (loss)	2.96	2.78	1.78	0.57	0.43
Net assets, end of period ($ x 1,000,000)	726	513	472	448	463
1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.65%, if tax expense had not been included.

20 See financial notes

Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.9%	Municipal Securities	717,277	717,277

98.9%	Total Investments	717,277	717,277
1.1%	Other Assets and Liabilities		8,313

100.0%	Net Assets		725,590

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 98.9% of net assets

New Jersey 88.4%

Burlington Cnty
BAN Series 2007F
2.83%, 12/26/08	10,000	10,064
Camden Cnty Municipal Utilities Auth
Sewer Refunding RB Series 2006B
3.32%, 07/15/08 (b)	1,225	1,233
Essex Cnty Improvement Auth
GO Guaranteed Lease RB (Cnty Correctional Facility) Series 2000
3.66%, 01/03/08 (a)(b)(c)(d)	3,000	3,000
Project Consolidation RB Series 2007
3.50%, 01/02/08 (a)(b)(c)(d)	12,255	12,255
Fair Lawn
BAN Series 2007A
2.92%, 12/18/08	10,000	10,054
Gloucester Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2003
3.34%, 01/02/08 (a)	4,900	4,900
Hopatcong
BAN
3.68%, 08/08/08	12,714	12,756
New Jersey
GO Bonds Series 2007
3.48%, 01/03/08 (a)(c)(d)	6,980	6,980
Refunding GO Bonds Series J
3.39%, 07/15/08	2,000	2,017
TRAN Fiscal Series 2008A
3.60%, 06/24/08	10,000	10,042
New Jersey Economic Development Auth
Economic Development Bonds (Ranney School) Series 2007
3.42%, 01/03/08 (a)(b)	12,410	12,410
First Mortgage Refunding RB (Winchester Gardens at Homestead) Series 2004B
3.33%, 01/03/08 (a)(b)	1,105	1,105
Motor Vehicle Surcharge RB Series 2004A
3.45%, 01/03/08 (a)(b)(c)(d)	2,580	2,580
RB (Baptist Home Society of New Jersey) Series 2003
3.53%, 01/03/08 (a)(b)	3,450	3,450
RB (Blair Academy) Series 2007
3.38%, 01/03/08 (a)(b)	22,795	22,795
RB (Princeton Day School) Series 2005
3.44%, 01/02/08 (a)(b)	5,000	5,000
RB (Research & Manufacturing Corp of America) Series 2006
3.53%, 01/03/08 (a)(b)	85	85
RB (The Hun School of Princeton) Series 2004
3.37%, 01/03/08 (a)(b)	10,135	10,135
Refunding RB (Crane’s Mill) Series 2005B
3.44%, 01/03/08 (a)(b)	11,560	11,560
School Facilities Construction Bonds Series 2006R1
3.53%, 01/02/08 (a)(b)	22,630	22,630
School Facilities Construction Bonds Series 2006R2
3.55%, 01/02/08 (a)(b)	10,280	10,280
School Facilities Construction Bonds Series 2006R3
3.58%, 01/02/08 (a)(b)	3,000	3,000
School Facilities Construction Bonds Series 2007U
3.48%, 01/03/08 (a)(b)(c)(d)	5,320	5,320
School Facilities Construction Refunding Bonds Series 2005K
3.47%, 01/03/08 (a)(b)(c)(d)	7,200	7,200
School Facilities Construction Refunding Bonds Series 2005N
3.47%, 01/03/08 (a)(b)(c)(d)	3,030	3,030
School Facilities Construction Refunding Bonds Series 2005N1
3.47%, 01/03/08 (a)(b)(c)(d)	10,180	10,180
New Jersey Educational Facilities Auth
RB (Princeton Univ) Series 2001B
3.50%, 01/02/08 (a)	7,200	7,200
RB (Princeton Univ) Series 2002B
3.65%, 01/02/08 (a)	9,595	9,595
RB (Princeton Univ) Series 2007F
3.48%, 01/03/08 (a)(c)(d)	6,435	6,435

See financial notes 21

Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Refunding RB (Montclair State Univ) Series 2006J
3.48%, 01/03/08 (a)(b)(c)(d)	5,580	5,580
3.55%, 01/03/08 (a)(b)(c)(d)	4,030	4,030
New Jersey Environmental Infrastructure Trust
Bonds Series 2007A
3.46%, 01/03/08 (a)(c)(d)	12,120	12,120
Refunding Bonds Series 2007A&B
3.46%, 01/03/08 (a)(c)(d)	3,825	3,825
New Jersey Health Care Facilities Financing Auth
RB (Hospital Capital Asset Financing Program) Series 1985A
3.31%, 01/03/08 (a)(b)	1,125	1,125
RB (JFK Health Systems Obligated Group) Series 1993
3.53%, 01/03/08 (a)(b)(c)(d)	11,715	11,715
RB (Meridian Health System Obligated Group) Series 2003A
3.31%, 01/03/08 (a)(b)	1,200	1,200
RB (Virtua Health) Series 2004
3.38%, 01/03/08 (a)(b)	3,500	3,500
RB Composite Program Series 2004A3
3.38%, 01/03/08 (a)(b)	1,000	1,000
New Jersey Sports & Exposition Auth
State Contract Bonds Series 1992C
3.33%, 01/03/08 (a)(b)(c)	900	900
New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds Series 2002
3.46%, 01/03/08 (a)(c)(d)	15,745	15,745
Tobacco Settlement Asset-Backed Bonds Series 2007-1A
3.49%, 01/03/08 (a)(b)(c)(d)	1,000	1,000
New Jersey Transit Corp
COP Series 2003A
3.47%, 01/03/08 (a)(b)(c)(d)	14,765	14,765
Subordinated COP Series 2005A
3.56%, 01/03/08 (a)(b)(c)(d)	3,900	3,900
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2004B
3.47%, 01/03/08 (a)(b)(c)(d)	4,990	4,990
Transportation System Bonds Series 2005B
3.50%, 01/02/08 (a)(b)(c)(d)	14,980	14,980
Transportation System Bonds Series 2005D
3.46%, 01/03/08 (a)(b)(c)(d)	31,665	31,665
Transportation System Bonds Series 2006A
3.50%, 01/02/08 (a)(b)(c)(d)	6,635	6,635
3.47%, 01/03/08 (a)(b)(c)(d)	6,300	6,300
3.47%, 01/03/08 (a)(b)(c)(d)	23,100	23,100
3.47%, 01/03/08 (a)(b)(c)(d)	7,500	7,500
Transportation System Bonds Series 2006C
3.48%, 01/03/08 (a)(b)(c)(d)	6,820	6,820
3.49%, 01/03/08 (a)(b)(c)(d)	2,600	2,600
3.50%, 01/03/08 (a)(b)(c)(d)	9,410	9,410
Transportation System Bonds Series 2007A
3.52%, 01/03/08 (a)(b)(c)(d)	8,000	8,000
New Jersey Turnpike Auth
RB Series 2000A
3.47%, 01/03/08 (a)(b)(c)(d)	11,200	11,200
3.48%, 01/03/08 (a)(b)(c)(d)	10,985	10,985
RB Series 2004C2
3.45%, 01/03/08 (a)(b)(c)(d)	1,000	1,000
3.48%, 01/03/08 (a)(b)(c)(d)	9,945	9,945
Newark Housing Auth
Refunding Bonds Series 2007
3.45%, 01/03/08 (a)(b)(c)(d)	19,000	19,000
North Bergen
BAN
3.66%, 05/15/08	7,000	7,015
Port Auth of New York & New Jersey
Consolidated Bonds 85th Series
3.66%, 01/03/08 (a)(c)(d)	6,795	6,795
Consolidated Bonds 135th Series
3.47%, 01/03/08 (a)(c)(d)	13,900	13,900
Consolidated Bonds 140th Series
3.53%, 01/03/08 (a)(b)(c)(d)	2,940	2,940
3.76%, 03/28/08 (b)(c)(d)	19,680	19,680
Consolidated Bonds 144th Series
3.46%, 01/03/08 (a)(c)(d)	2,000	2,000
3.49%, 01/03/08 (a)(c)(d)	6,000	6,000
Consolidated Bonds 148th Series
3.47%, 01/03/08 (a)(b)(c)(d)	12,000	12,000
CP Series B
3.05%, 01/15/08 (c)	9,205	9,205
2.91%, 02/04/08 (c)	17,275	17,275
2.87%, 02/06/08 (c)	9,930	9,930
3.44%, 02/07/08 (c)	5,700	5,700
2.80%, 02/11/08 (c)	12,330	12,330
3.39%, 03/06/08 (c)	7,400	7,400
Rutgers State Univ
GO Refunding Bonds Series 2002A
3.47%, 01/02/08 (a)(c)	8,100	8,100
Union Cnty Pollution Control Financing Auth
Refunding RB (Exxon Mobil) Series 1994
3.34%, 01/02/08 (a)	1,395	1,395
Univ of Medicine & Dentistry
Bonds Series 2002B
3.42%, 01/03/08 (a)(b)(c)	11,825	11,825
Verona
BAN
3.10%, 06/05/08	5,962	5,978

		641,294

Puerto Rico 10.5%

Puerto Rico
Public Improvement Refunding Bonds Series 2002A
3.55%, 01/03/08 (a)(b)(c)(d)	2,000	2,000
Public Improvement Refunding Bonds Series 2007A5
3.35%, 01/03/08 (a)(b)(c)	11,100	11,100

22 See financial notes

Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Public Improvement Refunding Bonds Series 2007A4
3.27%, 01/02/08 (a)(b)(c)	4,600	4,600
TRAN Series 2008
3.40%, 07/30/08 (b)	10,000	10,048
Puerto Rico Electric Power Auth
Refunding RB Series UU
3.47%, 01/03/08 (a)(b)(c)(d)	14,800	14,800
Puerto Rico Highway & Transportation Auth
Transportation RB Series 2000B
3.48%, 01/02/08 (a)(b)(c)(d)	4,920	4,920
Transportation RB Series 1998A
3.30%, 01/02/08 (a)(b)(c)	1,220	1,220
Transportation RB Series L
3.44%, 01/03/08 (a)(b)(c)(d)	5,300	5,300
Transportation Refunding RB Series N
3.55%, 01/03/08 (a)(b)(c)(d)	12,000	12,000
Puerto Rico Infrastructure Financing Auth
Special Tax Refunding RB Series 2005C
3.48%, 01/02/08 (a)(b)(c)(d)	2,995	2,995
Puerto Rico Public Buildings Auth
Refunding RB Series L
3.47%, 01/03/08 (a)(b)(c)(d)	1,000	1,000
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	2,000	2,000
3.50%, 01/03/08 (a)(b)(c)(d)	4,000	4,000

		75,983

Total Municipal Securities (Cost $717,277)		717,277

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $717,277.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $416,120 or 57.3% of net assets.
BAN — Bond anticipation note
COP — Certificate of participation
GO — General obligation
RB — Revenue bond
TRAN — Tax and revenue anticipation note

See financial notes 23

Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Assets and Liabilities

As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$717,277
Cash		618
Receivables:
Investments sold		3,035
Interest		4,787
Prepaid expenses	+	1

Total assets		725,718

Liabilities
Payables:
Investment adviser and administrator fees		23
Transfer agent and shareholder services fees		21
Accrued expenses	+	84

Total liabilities		128

Net Assets
Total assets		725,718
Total liabilities	−	128

Net assets		$725,590
Net Assets by Source
Capital received from investors		725,590

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$725,590		725,119		$1.00

24 See financial notes

Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers are x 1,000.

Investment Income
Interest		$22,374

Net Realized Gains and Losses
Net realized gains on investments		132

Expenses
Investment adviser and administrator fees		2,163
Transfer agent and shareholder service fees		2,163
Registration fees		192
Portfolio accounting fees		53
Tax expenses		50
Trustees’ fees		29
Professional fees		25
Custodian fees		17
Shareholder reports		12
Interest expense		7
Other expenses	+	5

Total expenses		4,716
Expense reduction by adviser and Schwab	−	644
Custody credits	−	21

Net expenses		4,051

Increase (Decrease) in Net Assets from Operations
Total investment income		22,374
Net expenses	−	4,051

Net investment income		18,323
Net realized gains	+	132

Increase in net assets from operations		$18,455

See financial notes 25

Schwab New Jersey AMT Tax-Free Money Fund

Statements of

Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$18,323	$13,567
Net realized gains	+	132	106

Increase in net assets from operations		18,455	13,673

Distributions to Shareholders
Distributions from net investment income		18,370	13,578

Transactions in Fund Shares*
Shares sold		2,325,659	1,861,378
Shares reinvested		18,178	13,386
Shares redeemed	+	(2,131,277)	(1,834,283)

Net transactions in fund shares		212,560	40,481

Net Assets
Beginning of period		512,945	472,369
Total increase	+	212,645	40,576

End of period		$725,590	$512,945

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

26 See financial notes

Schwab Pennsylvania Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per—Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.02	0.01	0.00 [1]

Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[1]

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	3.06	2.85	1.82	0.62	0.49

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	0.65	0.65	0.65	0.65
Gross operating expenses	0.77	0.89	0.88	0.86	0.87
Net investment income (loss)	3.00	2.81	1.82	0.62	0.48
Net assets, end of period ($ x 1,000,000)	525	412	378	346	328
1 Per-share amount was less than $0.01.

See financial notes 27

Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.1%	Municipal Securities	520,445	520,445

99.1%	Total Investments	520,445	520,445
0.9%	Other Assets and Liabilities		4,904

100.0%	Net Assets		525,349

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.1% of net assets

Pennsylvania 93.7%

Abington SD
GO Bonds Series 2007
3.48%, 01/03/08 (a)(b)(c)(d)	1,000	1,000
Allegheny Cnty Hospital Development Auth
RB (UPMC) Series 2005B
3.56%, 01/15/08 (e)	6,750	6,750
RB (UPMC) Series 2007A2
3.60%, 01/03/08 (a)(c)(d)	4,000	4,000
RB (UPMC) Series 2007B2
3.50%, 01/03/08 (a)(c)(d)	9,000	9,000
Allegheny Cnty Port Auth
Grant Anticipation Notes Series 2007
3.68%, 06/30/08 (b)	5,200	5,214
Beaver Cnty IDA
Pollution Control Refunding RB (FirstEnergy Nuclear Generation Corp) Series 2006A
3.74%, 01/02/08 (a)(b)	300	300
Chester Cnty School Auth
School Lease RB Series 2005
3.51%, 01/03/08 (a)(b)(c)(d)	1,740	1,740
Dauphin Cnty General Auth
RB (Education & Health Loan) Series 1997
3.47%, 01/03/08 (a)(b)(c)	4,000	4,000
RB (Hyatt Regency Pittsburg International Airport Hotel) Series 1988
3.48%, 01/03/08 (a)(b)(c)(d)	19,828	19,828
Delaware Cnty IDA
Hospital RB (Crozer-Chester Medical Center) Series 2002
3.44%, 01/03/08 (a)(b)	4,595	4,595
RB (YMCA of Philadelphia) Series 1999
3.55%, 01/02/08 (a)(b)	1,335	1,335
Delaware River Joint Toll Bridge Commission
Bridge RB Series 2007A
3.49%, 01/03/08 (a)(b)(c)(d)	3,795	3,795
Delaware Valley Regional Finance Auth
Local Government RB Series 1986
3.45%, 01/02/08 (a)(b)	5,000	5,000
Local Government RB Series 1998A
3.50%, 01/03/08 (a)(b)(c)(d)	5,355	5,355
3.54%, 01/03/08 (a)(b)(c)(d)	3,000	3,000
East Stroudsburg SD
GO Notes Series 2007
3.50%, 01/03/08 (a)(b)(c)(d)	3,840	3,840
Erie SD
GO Bonds Series 2001A
3.49%, 01/03/08 (a)(b)(c)(d)	5,950	5,950
Hanover Public SD
GO Bonds Series 2005
3.44%, 01/03/08 (a)(b)(c)	4,700	4,700
Harrisburg Auth
Water Refunding RB Series 2002B
3.47%, 01/03/08 (a)(b)(c)	2,000	2,000
Water Refunding RB Series 2003A
3.57%, 01/03/08 (a)(b)(c)	3,500	3,500
Lackawanna Cnty
GO Bonds Series 2007B
3.50%, 01/03/08 (a)(b)(c)(d)	2,120	2,120
Lehigh Cnty General Purpose Auth
Hospital RB (St Luke’s Hospital) Series 1992
3.72%, 02/14/08 (b)(c)(d)	8,910	8,910
Luzerne Cnty IDA
RB (Methodist Homes) Series 2003
3.46%, 01/02/08 (a)(b)	4,215	4,215
Manheim SD
GO Bonds Series 2004
3.45%, 01/03/08 (a)(b)(c)	2,000	2,000
Montgomery Cnty IDA
Environmental Facilities RB (Ionza) Series 2000
3.51%, 01/03/08 (a)(b)	7,000	7,000
Pollution Control Refunding RB (Exelon Generation) Series 2002A
3.37%, 03/12/08 (b)	10,340	10,340
Pollution Control Refunding RB (Peco Energy) Series 1994A
3.52%, 01/10/08 (b)	16,000	16,000
3.53%, 03/12/08 (b)	14,000	14,000
Pollution Control Refunding RB (Peco Energy) Series 1999A
3.40%, 01/02/08 (a)(b)	26,200	26,200

28 See financial notes

Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Montgomery Cnty Redevelopment Auth
M/F Housing RB (Brookside Manor Apts) Series 2001A
3.34%, 01/03/08 (a)(b)	1,500	1,500
M/F Housing RB (Kingswood Apts) Series 2001A
3.34%, 01/03/08 (a)(b)	5,375	5,375
Moon IDA
First Mortgage RB (Providence Point) Series 2007
3.50%, 01/03/08 (a)(b)	10,000	10,000
Northampton Cnty
RB (Binney & Smith) Series 1997A
3.55%, 01/02/08 (a)(b)	3,250	3,250
Norwin SD
GO Bonds Series 2001A
3.49%, 01/03/08 (a)(b)(c)(d)	19,410	19,410
Pennsylvania
GO Bonds First Series 2007A
3.48%, 01/03/08 (a)(c)(d)	9,250	9,250
GO Bonds First Series 2003
3.57%, 01/03/08 (a)(b)(c)(d)	3,870	3,870
GO Bonds Second Refunding Series 2002
2.93%, 10/01/08 (b)	7,955	8,075
GO Bonds Second Series 2002
3.57%, 01/03/08 (a)(b)(c)(d)	5,195	5,195
GO Bonds Second Series 2007A
3.50%, 01/03/08 (a)(c)(d)	4,000	4,000
GO Bonds Second Series 2006
3.50%, 01/03/08 (a)(c)(d)	2,510	2,510
GO Bonds Third Refunding Series 2004
3.50%, 01/03/08 (a)(b)(c)(d)	20,000	20,000
Pennsylvania Economic Development Finance Auth
Exempt Facilities RB (Amtrak) Series 2001B
3.55%, 01/03/08 (a)(b)	12,000	12,000
Exempt Facilities RB (Shippingport) Series 2005A
3.34%, 01/02/08 (a)(b)	9,000	9,000
Pennsylvania Energy Development Auth
RB (B&W Ebensburg) Series 1986
3.52%, 01/02/08 (a)(b)	2,560	2,560
Pennsylvania HFA
Residental Development Refunding RB Series 2002A
3.60%, 01/02/08 (a)(c)(d)	6,000	6,000
S/F Mortgage RB Draw Down Series 2003
3.54%, 01/03/08 (a)(b)(c)(d)	7,035	7,035
S/F Mortgage RB Series 2001-72A
3.54%, 01/03/08 (a)(b)(c)(d)	2,495	2,495
S/F Mortgage RB Series 2002-74B
3.55%, 01/03/08 (a)(c)(d)	7,495	7,495
S/F Mortgage RB Series 2003-97A
3.54%, 01/03/08 (a)(c)(d)	1,610	1,610
S/F Mortgage RB Series 2004-82B
3.46%, 01/02/08 (a)(c)	9,215	9,215
S/F Mortgage RB Series 2004-83B
3.45%, 01/02/08 (a)(c)	2,000	2,000
S/F Mortgage RB Series 2004-83C
3.45%, 01/02/08 (a)(c)	2,400	2,400
S/F Mortgage RB Series 2004-84C
3.50%, 01/02/08 (a)(c)	13,490	13,490
S/F Mortgage RB Series 2004-86C
3.50%, 01/02/08 (a)(c)	100	100
S/F Mortgage RB Series 2005-88B
3.46%, 01/02/08 (a)(c)	1,750	1,750
S/F Mortgage RB Series 2006-96A
3.54%, 01/03/08 (a)(c)(d)	9,340	9,340
S/F Mortgage RB Series 2007-100A
3.55%, 01/03/08 (a)(c)(d)	1,000	1,000
Pennsylvania Higher Education Assistance Agency
Student Loan RB Series 2001A
3.46%, 01/02/08 (a)(b)(c)	8,050	8,050
Student Loan RB Series 2003A1
3.46%, 01/02/08 (a)(b)(c)	4,000	4,000
Pennsylvania Higher Educational Facilities Auth
RB (Foundation for IUP Student Housing) Series 2007A
3.57%, 01/03/08 (a)(b)(c)(d)	4,000	4,000
RB (Temple Univ) First Series 2006
3.50%, 01/03/08 (a)(b)(c)(d)	4,159	4,160
3.57%, 01/03/08 (a)(b)(c)(d)	5,960	5,960
Pennsylvania Public School Building Auth
RB (Parkland SD) Series 1999D
3.48%, 01/03/08 (a)(b)(c)	15,115	15,115
School Lease RB (Philadelphia SD) Series 2003
3.50%, 01/03/08 (a)(b)(c)(d)	4,665	4,665
3.50%, 01/03/08 (a)(b)(c)(d)	1,936	1,936
3.66%, 01/03/08 (a)(b)(c)(d)	7,600	7,600
School Lease RB (Richland SD) Series 2004
3.48%, 01/03/08 (a)(b)(c)(d)	10,130	10,130
Pennsylvania State Turnpike Commission
RB Series 2006A
3.51%, 01/03/08 (a)(b)(c)(d)	3,800	3,800
Pennsylvania State Univ
Bonds Series 2007A
3.48%, 01/03/08 (a)(b)(c)(d)	3,000	3,000
Philadelphia
Airport RB Series 2005A
3.55%, 01/03/08 (a)(b)(c)(d)	1,000	1,000
Airport Refunding RB Series 2005C
3.55%, 01/02/08 (a)(b)(c)	700	700
TRAN Series 2007-2008A
3.67%, 06/30/08	5,350	5,371
Water & Wastewater RB Series 1997B
3.46%, 01/02/08 (a)(b)(c)	2,300	2,300

See financial notes 29

Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Water & Wastewater Refunding RB Series 2007A
3.66%, 01/03/08 (a)(b)(c)(d)	4,995	4,995
Philadelphia Gas Works
RB Seventh Series (1998 General Ordinance)
3.48%, 01/03/08 (a)(b)(c)(d)	3,000	3,000
RB Third Series 2001
3.66%, 01/03/08 (a)(b)(c)(d)	1,700	1,700
Philadelphia Hospital & Higher Educational Facilities Auth
Hospital RB (Children’s Hospital of Philadelphia) Series 2007A
3.60%, 01/03/08 (a)(c)(d)	4,625	4,625
Philadelphia IDA
RB (Fox Chase Cancer Center Obligated Group) Series 2007B
3.50%, 03/13/08 (b)(c)(d)	10,000	10,000
RB Series 1998A
3.52%, 01/04/08 (a)(b)(c)(d)	5,000	5,000
Philadelphia SD
TRAN Series 2007-2008A
3.72%, 06/27/08 (b)	5,000	5,018
Philadelphia Water & Sewer System
RB Series 2001A
3.55%, 01/03/08 (a)(b)(c)(d)	5,250	5,250
Temple Univ
Univ Funding Obligations Series 2007
3.63%, 04/24/08	5,000	5,010

		491,997

Puerto Rico 5.4%

Puerto Rico
TRAN Series 2008
3.40%, 07/30/08 (b)	10,000	10,048
Puerto Rico Electric Power Auth
Refunding RB Series UU
3.47%, 01/03/08 (a)(b)(c)(d)	13,200	13,200
Power RB Series NN
3.51%, 01/03/08 (a)(b)(c)(d)	5,200	5,200

		28,448

Total Municipal Securities (Cost $520,445)		520,445

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $520,445.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $266,969 or 50.8% of net assets.
(e)	Illiquid security. At the period end, the value of these amounted to $6,750 or 1.3% of net assets.
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
M/F — Multi-family
RB — Revenue bond
S/F — Single-family
SD — School district
TRAN — Tax and revenue anticipation note

30 See financial notes

Schwab Pennsylvania Municipal Money Fund

Statement of
Assets and Liabilities

As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$520,445
Cash		198
Receivables:
Investments sold		392
Interest	+	4,380

Total assets		525,415

Liabilities
Payables:
Investment adviser and administrator fees		19
Transfer agent and shareholder services fees		16
Accrued expenses	+	31

Total liabilities		66

Net Assets
Total assets		525,415
Total liabilities	−	66

Net assets		$525,349
Net Assets by Source
Capital received from investors		525,348
Net investment income not yet distributed		1

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$525,349		525,233		$1.00

See financial notes 31

Schwab Pennsylvania Municipal Money Fund

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers are x 1,000.

Investment Income
Interest		$15,628

Net Realized Gains and Losses
Net realized gains on investments		136

Expenses
Investment adviser and administrator fees		1,497
Transfer agent and shareholder service fees		1,497
Registration fees		184
Porfolio accounting fees		48
Trustees’ fees		28
Professional fees		22
Custodian fees		17
Shareholder reports		9
Tax expenses		7
Other expenses	+	4

Total expenses		3,313
Expense reduction by adviser and Schwab	−	529
Custody credits	−	9

Net expenses		2,775

Increase (Decrease) in Net Assets from Operations
Total investment income		15,628
Net expenses	−	2,775

Net investment income		12,853
Net realized gains	+	136

Increase in net assets from operations		$12,989

32 See financial notes

Schwab Pennsylvania Municipal Money Fund

Statements of

Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$12,853	$11,040
Net realized gains	+	136	26

Increase in net assets from operations		12,989	11,066

Distributions to Shareholders
Distributions from net investment income		12,860	11,040

Transactions in Fund Shares*
Shares sold		2,063,299	1,703,566
Shares reinvested		12,657	10,861
Shares redeemed	+	(1,962,742)	(1,680,508)

Net transactions in fund shares		113,214	33,919

Net Assets
Beginning of period		412,006	378,061
Total increase	+	113,343	33,945

End of period		$525,349	$412,006

Net investment income not yet distributed		$1	$2

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 33

Schwab Massachusetts AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	5/16/03[1]-
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per—Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.02	0.01	0.00	[2]

Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	3.04	2.81	1.78	0.64	0.30	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	0.65	0.63	0.60	0.51	[4,5]
Gross operating expenses	0.78	0.90	0.87	0.86	0.86	[4]
Net investment income (loss)	2.99	2.77	1.76	0.63	0.48	[4]
Net assets, end of period ($ x 1,000,000)	543	399	351	386	363
1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 In addition to the guaranteed expense limit in place, the investment adviser voluntarily reduced the funds annualized operating expense ratio by an additional 0.09%.

34 See financial notes

Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.8%	Municipal Securities	536,858	536,858

98.8%	Total Investments	536,858	536,858
1.2%	Other Assets and Liabilities		6,329

100.0%	Net Assets		543,187

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 98.8% of net assets

Massachusetts 88.0%

Amesbury
BAN
3.65%, 08/08/08	7,300	7,325
Franklin
BAN
3.55%, 03/27/08	3,000	3,003
Haverhill
BAN
3.60%, 03/28/08	3,865	3,871
Marlborough
BAN
3.28%, 06/26/08	5,478	5,490
Massachusetts
Dedicated Tax Refunding RB Series 2005
3.50%, 01/03/08 (a)(b)(c)(d)	8,300	8,300
GO Bonds Series 2004A
3.48%, 01/03/08 (a)(b)(c)(d)	1,300	1,300
GO Bonds Consolidated Loan Series 2000C
3.66%, 01/03/08 (a)(c)(d)	1,000	1,000
GO Bonds Consolidated Loan Series 2005C
3.49%, 01/03/08 (a)(b)(c)(d)	5,750	5,750
GO Bonds Consolidated Loan Series 2006B
3.73%, 01/02/08 (a)(c)	3,700	3,700
GO Bonds Consolidated Loan Series 2006D
3.48%, 01/03/08 (a)(c)(d)	8,630	8,630
GO Bonds Consolidated Loan Series 2007A
3.50%, 01/02/08 (a)(c)(d)	7,000	7,000
3.59%, 01/02/08 (a)(b)(c)(d)	9,160	9,160
GO Refunding Bonds Series 2001B
3.40%, 01/03/08 (a)(c)	7,000	7,000
GO Refunding Bonds Series 2004A
3.49%, 01/02/08 (a)(b)(c)(d)	5,765	5,765
GO Refunding Bonds Series 2006C
3.78%, 03/06/08 (b)(c)(d)	1,465	1,465
Special Obligation Dedicated Tax Refunding RB Series 2005
3.45%, 01/03/08 (a)(b)(c)(d)	9,975	9,975
TECP Series E
3.32%, 03/07/08 (c)	1,300	1,300
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2005A
3.47%, 01/03/08 (b)(c)(d)	9,995	9,995
Assessment Bonds Series 2006A
3.47%, 01/03/08 (a)(c)(d)	13,000	13,000
3.50%, 01/03/08 (a)(c)(d)	3,200	3,200
Sr Sales Tax Bonds Series 2004C
3.48%, 01/03/08 (a)(c)(d)	4,215	4,215
3.49%, 01/03/08 (a)(c)(d)	5,685	5,685
Sr Sales Tax Bonds Series 2005A
3.47%, 01/03/08 (a)(c)(d)	1,300	1,300
Sr Sales Tax Bonds Series 2006A
3.48%, 01/03/08 (a)(c)(d)	2,395	2,395
Sr Sales Tax Bonds Series 2006B
3.50%, 01/02/08 (a)(c)(d)	10,630	10,630
Sr Sales Tax Bonds Series 2006C
3.49%, 01/03/08 (a)(c)(b)(d)	11,345	11,345
Sr Sales Tax Bonds Series 2007A1
3.48%, 01/03/08 (a)(c)(d)	5,025	5,025
Massachusetts Development Finance Agency
Higher Education RB (Smith College) Series 2005
3.49%, 01/03/08 (a)(c)(d)	4,890	4,890
RB (Berkshire School) Series 2001
3.46%, 01/03/08 (a)(b)	4,500	4,500
RB (Boston Children’s Museum) Series 2006
3.45%, 01/02/08 (a)(b)	9,500	9,500
RB (Boston Univ) Series T1
3.47%, 01/03/08 (a)(b)(c)(d)	2,605	2,605
RB (Fessenden School) Series 2001
3.49%, 01/03/08 (a)(b)	2,925	2,925
RB (Tabor Academy) Series 2007B
3.47%, 01/02/08 (a)(b)	5,910	5,910
RB (Wentworth Institute of Technology) Series 2000
3.51%, 01/03/08 (a)(b)(c)	1,000	1,000
RB (Worcester Academy) Series 2000
3.47%, 01/03/08 (a)(b)	7,500	7,500

See financial notes 35

Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (YMCA of Greater Worcester) Series 2006
3.49%, 01/02/08 (a)(b)	11,545	11,545
Massachusetts Health & Educational Facilities Auth
RB (Baystate Medical Center) Series D
3.66%, 01/03/08 (a)(b)(c)(d)	11,793	11,793
RB (Boston Home) Series 2002B
3.47%, 01/03/08 (a)(b)	2,500	2,500
RB (Capital Assets Program) Series 1985D
3.67%, 01/02/08 (a)(b)(c)	1,960	1,960
RB (MIT) Series I1
3.75%, 02/07/08 (c)(d)	12,170	12,170
RB (MIT) Series K
3.50%, 01/03/08 (a)(c)(d)	8,800	8,800
RB (Sherrill House) Series A1
3.44%, 01/03/08 (a)(b)	5,000	5,000
RB (Winchester Hospital) Series D
3.49%, 01/03/08 (a)(b)(c)(d)	18,019	18,020
RB (Worcester City Campus Corp – Univ of MA) Series 2007 E&F
3.77%, 06/19/08 (b)(c)(d)	3,000	3,000
RB (Worcester City Campus Corp – Univ of MA) Series 2007 F
3.54%, 01/03/08 (a)(b)(c)(d)	1,000	1,000
Revenue Notes (Harvard Univ) Series EE
3.32%, 03/12/08	21,500	21,500
Massachusetts Industrial Finance Agency
RB (New England College of Optometry) Series 1997
3.47%, 01/03/08 (a)(b)	5,950	5,950
Massachusetts Port Auth
RB Series 2005A
3.45%, 01/03/08 (a)(b)(c)(d)	2,385	2,385
Massachusetts School Building Auth
CP Series A
3.13%, 01/25/08 (b)	18,000	18,000
3.37%, 02/06/08 (b)	3,250	3,250
Dedicated Sales Tax Bonds Series 2005A
3.53%, 01/03/08 (a)(b)(c)(d)	20,640	20,640
Dedicated Sales Tax Bonds Series 2007A
3.48%, 01/03/08 (a)(b)(c)(d)	2,830	2,830
3.48%, 01/03/08 (a)(b)(c)(d)	9,000	9,000
3.52%, 01/03/08 (a)(b)(c)(d)	17,400	17,400
Massachusetts State College Building Auth
Project & Refunding RB Series 2003B
3.48%, 01/03/08 (a)(b)(c)(d)	6,680	6,680
RB Series 2006A
3.59%, 01/02/08 (a)(b)(c)(d)	5,700	5,700
Massachusetts Turnpike Auth
Subordinate RB (Metropolitan Highway System) Series 1999A
3.49%, 01/03/08 (a)(b)(c)(d)	16,110	16,110
Massachusetts Water Pollution Abatement Trust
Pool Program Bonds
3.57%, 01/03/08 (a)(c)(d)	4,255	4,255
Pool Program Bonds Series 12
3.54%, 01/03/08 (a)(c)(d)	7,425	7,425
Pool Program Bonds Series 13
3.49%, 01/02/08 (a)(c)(d)	13,500	13,500
Massachusetts Water Resources Auth
General RB
3.57%, 01/03/08 (a)(b)(c)(d)	3,590	3,590
General RB Series 2007B
3.47%, 01/03/08 (a)(b)(c)(d)	11,000	11,000
Refunding RB Series 2007B
3.48%, 01/03/08 (a)(b)(c)(d)	7,205	7,205
Quincy
BAN Series A
3.68%, 08/01/08	2,393	2,397
BAN Series B
3.68%, 02/01/08	4,328	4,329
Shawsheen Valley Regional Vocational Technical SD
BAN
3.70%, 08/08/08	4,250	4,257
Shrewsbury
BAN Series B
3.29%, 11/21/08	6,100	6,124
Silver Lake Regional SD
BAN
3.34%, 05/15/08	7,900	7,912
Springfield
GO Bonds Series 2007
3.48%, 01/03/08 (a)(b)(c)(d)	4,090	4,090
Winchester
BAN
3.65%, 07/01/08	1,042	1,044

		478,015

Puerto Rico 10.8%

Puerto Rico
Public Improvement Bonds Series 2001A
3.47%, 01/03/08 (a)(b)(c)(d)	2,800	2,800
Public Improvement Refunding Bonds Series 2007A4
3.27%, 01/02/08 (a)(b)(c)	11,000	11,000
TRAN Series 2008
3.40%, 07/30/08 (b)	10,000	10,048
Puerto Rico Highway & Transportation Auth
Highway Refunding RB Series CC
3.44%, 01/03/08 (a)(b)(c)(d)	5,000	5,000
Highway RB Series Y
3.47%, 01/03/08 (a)(b)(c)(d)	6,000	6,000
Highway Refunding RB Series CC
3.44%, 01/03/08 (a)(b)(c)(d)	8,895	8,895
Transportation Refunding RB Series 2005L
3.44%, 01/03/08 (a)(b)(c)(d)	9,000	9,000
Puerto Rico Infrastructure Financing Auth
Special Obligation Bonds Series 2000A
3.46%, 01/03/08 (a)(c)(d)	100	100

36 See financial notes

Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	3,000	3,000g
3.51%, 01/03/08 (a)(b)(c)(d)	3,000	3,000

		58,843

Total Municipal Securities (Cost $536,858)		536,858

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $536,858.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $357,018 or 65.7% of net assets.
BAN — Bond anticipation note
GO — General obligation
RB — Revenue bond
TECP — Tax-exempt commercial paper
TRAN — Tax and revenue anticipation note

See financial notes 37

Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Assets and Liabilities

As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		536,858
Cash		425
Receivables:
Investments sold		220
Interest		5,753
Prepaid expenses	+	1

Total assets		543,257

Liabilities
Payables:
Investment adviser and administrator fees		17
Transfer agent and shareholder services fees		16
Accrued expenses	+	37

Total liabilities		70

Net Assets
Total assets		543,257
Total liabilities	−	70

Net assets		$543,187
Net Assets by Source
Capital received from investors		543,186
Net investment income not yet distributed		1

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$543,187		543,125		$1.00

38 See financial notes

Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers are x 1,000.

Investment Income
Interest		$16,002

Net Realized Gains and Losses
Net realized gains on investments		24

Expenses
Investment adviser and administrator fees		1,540
Transfer agent and shareholder service fees		1,540
Registration fees		205
Portfolio accounting fees		48
Trustees’ fees		28
Professional fees		22
Custodian fees		17
Tax expenses		14
Shareholder reports		7
Other expenses	+	3

Total expenses		3,424
Expense reduction by adviser and Schwab	−	551
Custody credits	−	11

Net expenses		2,862

Increase (Decrease) in Net Assets from Operations
Total investment income		16,002
Net expenses	−	2,862

Net investment income		13,140
Net realized gains	+	24

Increase in net assets from operations		$13,164

See financial notes 39

Schwab Massachusetts AMT Tax-Free Money Fund

Statements of

Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$13,140	$10,299
Net realized gains	+	24	157

Increase in net assets from operations		13,164	10,456

Distributions to Shareholders
Distributions from net investment income		13,150	10,313

Transactions in Fund Shares*
Shares sold		1,721,243	1,274,614
Shares reinvested		13,028	10,168
Shares redeemed	+	(1,590,375)	(1,237,036)

Net transactions in fund shares		143,896	47,746

Net Assets
Beginning of period		399,277	351,388
Total increase	+	143,910	47,889

End of period		$543,187	$399,277

Net investment income not yet distributed		$1	$−

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

40 See financial notes

Schwab Municipal Money Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund*
Schwab New Jersey AMT Tax-Free Money Fund*

Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund*
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

*	In November 2007, the Board of Trustees approved name changes for the Schwab New York Municipal Fund, Schwab New Jersey Municipal Fund and Schwab Massachusetts Municipal Fund to Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund and Schwab Massachusetts AMT Tax-Free Money Fund, respectively. Also, effective February 5, 2008 each fund’s strategy is to invest at least 80% of its net assets in municipal money market securities whose interest is exempt from federal and state personal income tax, including the federal alternative minimum tax.

Schwab New York AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey AMT Tax-Free Money, Schwab Pennsylvania Municipal Money, and Schwab Massachusetts AMT Tax-Free Money Fund each offer one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

•	Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then

 41

Schwab Municipal Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to off set its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as the funds meet the tax requirements, they are not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of December 31, 2007, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), and determined that no provision for income tax is required in the funds’ financial statements.

42

Schwab Municipal Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting SFAS No. 157 on the funds’ financial statements.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.15%	0.20%
Value Advantage Shares*	0.05%	0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows so long as CSIM serves as the investment adviser of the funds:

	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Sweep Shares	0.65%	0.65%	0.65%	0.65%
Value Advantage Shares*	0.45%	n/a	n/a	n/a

*	Value Advantage Shares are only offered by New York AMT Tax-Free Money Fund.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2007, each fund’s total security transactions with other Schwab Funds were as follows:

New York AMT Tax-Free Money Fund	$2,013,056
New Jersey AMT Tax-Free Money Fund	806,454
Pennsylvania Municipal Money Fund	1,094,605
Massachusetts AMT Tax-Free Money Fund	762,229

 43

Schwab Municipal Money Funds

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000) (continued):

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the funds’ Statement of Operations.

4. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing from the lines of credit for the funds during the period. However, the funds utilized their overdraft facility and incurred interest-expense, which is disclosed in the Statement of Operations.

5.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Undistributed tax-exempt income	$—	$—	$1	$1
Undistributed Long-term capital gains	$—	$—	$—	$—

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the funds had no capital loss carry forwards.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. As of December 31, 2007, the funds had no deferred realized net capital losses and the capital losses utilized to offset capital gains were as follows:

	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Capital losses utilized	$—	$—	$31	$—

44

Schwab Municipal Money Funds

Financial Notes (continued)

5. Federal Income Taxes (continued):

The funds may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. The tax-basis components of distributions during the current period and prior fiscal year were:

	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Current period distributions
Tax-exempt income	$79,284	$18,359	$12,860	$13,150
Ordinary income	21	11	—	—
Long-term capital gains	—	—	—	—

Prior period distributions
Tax-exempt income	$59,072	$13,572	$11,040	$10,310
Ordinary income	—	6	—	—
Long-term capital gains	15	—	—	3

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by each fund for financial reporting purposes. Each fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2007, the funds made the following reclassifications:

	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Capital shares	$281	$85	$99	$13
Undistributed net investment income	$132	$47	$6	$11
Net realized capital gains and losses	$(413)	$(132)	$(105)	$(24)

 45

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab New York AMT Tax-Free Money Fund (formerly Schwab New York Municipal Money Fund)
Schwab New Jersey AMT Tax-Free Money Fund (formerly Schwab New Jersey Municipal Money Fund)
Schwab Pennsylvania Municipal Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund (formerly Schwab Massachusetts Municipal Money Fund)

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab New York AMT Tax-Free Money Fund (formerly Schwab New York Municipal Money Fund), Schwab New Jersey AMT Tax-Free Money Fund (formerly Schwab New Jersey Municipal Money Fund), Schwab Pennsylvania Municipal Money Fund and Schwab Massachusetts AMT Tax-Free Money Fund (formerly Schwab Massachusetts Municipal Money Fund) (four of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2008

46

Other Federal Tax Information: (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as tax-exempt interest dividends for the period ended December 31, 2007.

Percentage

New York Municipal Money Fund	100
New Jersey Municipal Money Fund	100
Pennsylvania Municipal Money Fund	100
Massachusetts Municipal Money Fund	100

For the period ended December 31, 2007, the funds hereby designate the following as a capital gain dividend:

New York Municipal Money Fund	$32
New Jersey Municipal Money Fund	30
Pennsylvania Municipal Money Fund	44
Massachusetts Municipal Money Fund	6

 47

Trustees and Officers

The tables below give information as of December 31, 2007, about the trustees and officers for The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of December 31, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	61	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5–Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	61	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

48

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None.

Walt Bettinger[2] 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President– Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President–Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	72	None.

 49

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

50

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 51

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

52

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle  SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 53

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Fundamental International Small-Mid Company Index Fundtm
Schwab Fundamental Emerging Markets Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13859-11

Schwab Cash Reserves

Annual Report
December 31, 2007

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment strategy. Years of research have indicated that spreading your money across different asset classes, such as stocks, bonds, and cash equivalents can be the most important factor in weathering market volatility and determining portfolio performance.

Schwab Funds provides an uncomplicated and effective way to build a well diversified portfolio. You can choose from a range of funds with distinct investment objectives and styles to develop your own individual asset allocation strategy. Or, if you prefer a single investment solution, Schwab offers asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With quality funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Schwab Cash Reserves 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present your Schwab money fund annual report for the period ended December 31, 2007. In returning to my role as President and CEO of Charles Schwab Investment Management, I would like to thank you for investing in Schwab Funds and share my thoughts with you on the current market environment.

Although the economy grew at a robust pace during the second and third quarters, there was a reemergence of market volatility during the latter half of the year. Increased defaults on subprime loans engendered risk aversion throughout the fixed income market, driving up treasury prices and pushing down the prices of very high-quality, non-treasury securities. All asset-backed and mortgage-backed securities seemed to get painted with the same broad brush, despite the fact that subprime mortgages represented a very small fraction of the sector.

In light of this, I want to assure you that we remain committed to a comprehensive analysis of all fund portfolio holdings, while implementing an investment strategy that relies on time-tested fundamentals. For all our money market funds, we perform our own ongoing and independent analysis of the credit worthiness of each security purchased, and employ an investment process that emphasizes liquidity, high-quality investments and diversification.

We will continue to manage our funds consistent with the tenets of successful investing—rigorous research, guided by long-term perspective and prudence. Thank you for your continued trust and support.

Sincerely,

2 Schwab Cash Reserves

The Investment Environment and the Fund

Linda Klingman (middle), managing director and portfolio manager, has overall responsibility for the management of the fund.

Mike Neitzke (right), managing director and portfolio manager, has day-to-day responsibility for management of the fund.

Michael Lin (left), portfolio manager, has day-to-day responsibility for management of the fund.

Despite continued expansion of the U.S. economy and growth in the market throughout the past year, the reporting period proved to be unnervingly volatile with strong economic headwinds developing in the third and fourth quarters. Falling home prices, a credit crunch, and high oil prices were among the myriad forces acting to curtail consumer spending and erode investor confidence in the marketplace. A tightening of lending standards and reduced liquidity caused by credit turmoil acted to further slow economic growth, but whether or not these events have the potential to precipitate a full-blown recession remains uncertain.

Opening the year with a mere 0.6% growth in Gross Domestic Product (GDP), the economy surged ahead in the second and third quarters. GDP rose 3.8% in the second quarter, and 4.9% in the third quarter, buoyed by strength in exports, personal consumption expenditures, and private inventory investment. However, estimates for the fourth quarter placed GDP growth at a tepid 1.5% or less, reflecting a significant downturn in economic growth rates, and indicating that trouble in the housing and credit markets has finally taken its toll. While higher energy prices and credit woes suppressed consumer spending and cut into GDP numbers, a healthy demand for exports spurred by a decline in the dollar helped to partially offset these domestic concerns.

Since peaking in early 2002, the U.S. dollar has declined in value by more than 24% making exports more affordable to foreign buyers, but raising concerns over inflation. An increase in net exports throughout 2007 accounted for about a third of GDP growth in the second and third quarters. Real exports of goods and services increased 19.1% in the third quarter, compared to a 7.5% increase in the second. While a weak dollar has stimulated exports, it has raised serious concerns over inflation as energy prices continue to rise. The Consumer Price Index rose by 0.8% in November, fueled by a 5.7% jump in energy prices, while the core index increased by 0.3%. Inclusive of energy prices, inflation outpaced a 2.8% growth in wages during the period.

Of greatest concern to investors during the latter half of this period was the market volatility created in large part by trouble in the housing market and the resulting credit crunch. From 1995 to 2006, housing prices outpaced inflation by 70% creating around 4 to 8 trillion dollars in new wealth - a figure that ultimately proved unsustainable. In May 2007, sales of new homes declined by 1.6% to a seasonally adjusted annual rate of 915,000 units, making waves in the market as inventory increased and prices fell. In November, new home sales declined by an astounding 9% to 647,000 units, the largest drop in 12 years. As housing prices fell, homeowners became less able to leverage their homes as a source of cash.

Subprime borrowers, those with below-average credit ratings, were disproportionately affected in the correction. Although subprime adjustable rate mortgages accounted for just 6.8% of outstanding loans in the U.S., they represented 43% of foreclosures in the third quarter of 2007. In many cases the credit and risk of these loans was passed from the original lender to third-party investors in the form of mortgage-backed securities. With the increase in defaults on subprime loans, all asset-backed and mortgage-backed securities in the market seemed to get caught in the turmoil, despite the fact that subprime mortgages represented a very small fraction of the sector. Even very high-quality securities were rapidly unloaded as investors fled to safer investments, such as U.S. Treasuries. As a result, lending was disrupted between major banks and other financial institutions that were heavily invested in subprime, collateralized debt obligations (CDOs), and structured investment vehicles (SIVs).

Schwab Cash Reserves 3

The Investment Environment and the Fund continued

The reduced liquidity hit SIVs particularly hard. For nearly twenty years, SIVs have been a typical holding in the portfolios of many financial institutions, pension funds, mutual funds, municipalities and money market funds. However, not all SIVs were created equal—a handful of SIVs carried higher risk and had significant subprime investments. When those SIVs were recently unable to meet repayment of their debt obligations in the normal course of business, all SIVs came under scrutiny and the impact was felt throughout the marketplace.

While the subprime debacle and corresponding credit crisis has yet to fully percolate throughout the economy, measures to control the effects are already in place. Banks, the U.S. Government, and other lending institutions were quick to initiate damage control measures by manipulating lending rates, developing stricter lending standards, and reorganizing outstanding debt. Action by the Fed resulted in a 100 basis point drop in interest rates during the latter half of the year, moving rates from 5.25% to 4.25%. Though some investors had hoped for a greater reduction, the Fed remained cautious of bringing the rates down too far as inflationary pressures mounted. Even though the financial sector was relatively quick in its implementation of crisis management techniques, lingering liquidity issues as well as souring investor sentiment and the perceived threat of a recession proved to be more than enough to take the wind out of economic sails in the fourth quarter.

Closing out 2007, economic indicators remained decidedly mixed in November and December. The Dow Jones Industrial Average finished 2007 up 6.4% for the year, but posted its first fourth quarter decline in ten years. Financial stocks helped lead the decline in the fourth quarter, with many large banks and other financial corporations taking huge losses, as mortgage woes wormed their way through corporate balance sheets. In commodities, oil and gold continued to rise, sparking inflationary concerns as oil went over $100 a barrel for the first time. On the positive side, data showed that factory orders were up 1.5% in November and that new jobs were created in December, throwing some upbeat reports into a downbeat marketplace.

The Schwab Cash Reserves maintained a weighted average maturity (WAM) that was longer than the peer group throughout the reporting period. In August, ramifications from trouble in the housing and credit markets were made clear as the market experienced unprecedented volatility and uncertainty throughout the third and fourth quarters. In response, we sought to reduce the weighted average maturity and increase the overnight cash position of the fund as a buffer against market volatility. Despite reduction of the WAM, the fund remained long relative to the peer group. Maintaining a longer WAM throughout the year benefited the fund as we were able to lock in higher yielding securities before the Fed lowered rates.

Given the unprecedented volatility in the subprime mortgage market, we focused on reviewing and evaluating our SIV exposure in the second half of the year. As of December 31, 2007, SIV exposure in the Schwab Cash Reserves was approximately 4.1% of the fund’s net assets (see Financial Note 6).

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Cash Reserves

Performance and Fund Facts as of 12/31/07

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Cash Reserves	Ticker Symbol: SWSXX

Seven-Day Yield[1]	4.43%

Seven-Day Yield—No Waiver[2]	4.30%

Seven-Day Effective Yield[1]	4.53%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Schwab Cash Reserves	Ticker Symbol: SWSXX

Weighted Average Maturity	49 days

Credit Quality of Holdings % of portfolio	100% Tier 1

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.
[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Cash Reserves 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2007 and held through December 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/07	at 12/31/07	7/1/07 - 12/31/07

Schwab Cash Reserves
Actual Return	0.67%	$1,000	$1,023.71	$3.42
Hypothetical 5% Return	0.67%	$1,000	$1,021.83	$3.41

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Cash Reserves

Schwab Cash Reservestm

Financial Statements

Financial Highlights

	1/1/07-	1/1/06-	1/1/05-	8/12/04-[1]
	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.04	0.03	0.00	[2]

Less distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.03)	(0.00)[2]

Net asset value at end of period	1.00	1.00	1.00	1.00

Total return (%)	4.77	4.50	2.65	0.46	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.68	0.69	0.69	0.69	[4]
Gross operating expenses	0.74	0.82	0.92	1.05	[4]
Net investment income (loss)	4.66	4.59	2.90	1.24	[4]
Net assets, end of period ($ x 1,000,000)	26,162	16,738	822	140
1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.

See financial notes 7

Schwab Cash Reserves

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

77.2%	Fixed-Rate Obligations	20,199,865	20,199,865
13.4%	Variable-Rate Obligations	3,496,927	3,496,927
8.9%	Other Investments	2,329,449	2,329,449

99.5%	Total Investments	26,026,241	26,026,241
0.5%	Other Assets and Liabilities		135,824

100.0%	Net Assets		26,162,065

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 77.2% of net assets

Bank Notes 0.9%

Bank of America, N.A.
5.09%, 01/18/08	187,000	187,000
4.75%, 04/11/08	44,000	44,000

		231,000

Certificates of Deposit 32.9%

ABN AMRO Bank N.V.
5.34%, 02/04/08	24,000	24,000
5.36%, 03/04/08	72,000	72,000
Alliance & Leicester PLC
5.36%, 02/21/08	9,000	9,000
5.34%, 03/04/08	86,000	86,000
5.32%, 04/18/08	10,000	10,000
Allied Irish Bank PLC
4.73%, 04/28/08	36,000	36,000
American Express Bank FSB
5.05%, 03/10/08	72,000	72,000
American Express Centurion Bank
5.15%, 02/28/08	40,000	40,000
5.25%, 03/07/08	34,000	34,000
Banco Bilbao Vizcaya Argentaria S.A.
5.25%, 01/02/08	100,000	100,000
5.23%, 01/10/08	119,000	119,000
5.15%, 02/29/08	49,000	49,000
5.37%, 03/11/08	35,000	35,000
Bank of Ireland
5.20%, 04/11/08	25,000	25,000
Bank of Montreal
5.35%, 01/22/08	6,000	6,000
5.38%, 04/14/08	15,000	15,000
Bank of Scotland
5.15%, 02/26/08	123,000	123,000
Bank of Tokyo Mitsubishi UFJ, Ltd.
5.15%, 01/17/08	45,000	45,000
5.15%, 01/18/08	2,000	2,000
5.12%, 02/19/08	38,000	38,000
Barclays Bank PLC
5.32%, 02/22/08	3,000	3,000
5.25%, 03/05/08	232,000	232,000
5.47%, 03/13/08	120,000	120,000
4.87%, 04/09/08	10,000	10,008
5.16%, 04/09/08	153,000	153,000
5.21%, 04/14/08	8,000	8,000
5.10%, 04/17/08	59,000	58,998
4.73%, 04/24/08	13,000	13,000
Bayerische Hypo-und Vereinsbank AG
5.20%, 02/28/08	127,000	127,002
BNP Paribas
4.64%, 05/30/08	420,000	420,000
4.80%, 06/25/08	50,000	50,000
4.75%, 06/26/08	230,000	230,000
Calyon
5.31%, 01/31/08	75,000	75,000
5.38%, 04/11/08	61,000	61,000
Canadian Imperial Bank of Commerce
5.28%, 02/07/08	15,000	15,000
5.09%, 03/17/08	30,000	30,000
4.76%, 05/09/08	57,000	57,000
Citibank, N.A.
4.88%, 02/14/08	50,000	50,000
4.90%, 02/15/08	194,000	194,000
Commerzbank AG
4.81%, 02/05/08	94,000	94,000
Credit Agricole S.A.
4.85%, 02/01/08	160,000	160,000
4.91%, 04/01/08	200,000	200,000
4.83%, 04/02/08	8,000	8,000
5.36%, 04/09/08	66,000	66,000
5.37%, 04/09/08	28,000	28,000
4.76%, 05/05/08	20,000	19,999
4.80%, 06/30/08	29,000	29,000
Credit Suisse
5.56%, 03/10/08	264,000	264,000
DePfa Bank PLC
5.46%, 02/12/08	38,000	38,000
5.37%, 02/20/08	46,000	46,000
Dexia Credit Local
4.88%, 01/04/08	211,000	211,000
DnB NOR Bank ASA
5.64%, 01/10/08	75,000	75,000
5.03%, 01/24/08	11,000	11,000
4.85%, 01/30/08	50,000	50,000
5.15%, 02/28/08	27,000	27,000
Fortis Bank
5.34%, 03/04/08	17,000	17,000

8 See financial notes

Schwab Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

HBOS Treasury Services PLC
5.31%, 02/22/08 (a)	19,000	19,000
5.33%, 02/29/08 (a)	43,000	43,000
5.48%, 03/11/08 (a)	57,000	57,000
HSBC Bank PLC
4.76%, 05/09/08	23,000	23,001
HSBC Bank USA
5.36%, 02/20/08	38,000	38,000
ING Bank N.V.
4.84%, 02/01/08	99,000	99,000
4.81%, 02/06/08	6,000	6,000
4.79%, 03/03/08	190,000	190,000
Intesa Sanpaolo
5.17%, 01/16/08	19,000	19,000
5.12%, 01/31/08	221,000	221,000
5.01%, 03/14/08	14,000	14,000
KBC Bank N.V.
5.13%, 01/30/08	19,000	19,000
5.12%, 02/27/08	80,000	80,000
Lloyds TSB Bank PLC
4.80%, 01/29/08	255,000	255,000
Mitsubishi UFJ Trust & Banking Corp.
4.91%, 02/12/08	54,000	54,000
5.32%, 02/14/08	4,000	4,000
5.38%, 03/05/08	50,000	50,000
Mizuho Corporate Bank Ltd.
5.40%, 01/02/08	18,000	18,000
4.88%, 01/04/08	20,000	20,000
5.17%, 01/30/08	69,000	69,000
Nationwide Building Society
5.15%, 02/29/08	80,000	80,001
5.30%, 05/14/08	16,000	16,000
Natixis S.A.
4.81%, 02/06/08	57,000	57,000
4.77%, 03/06/08	37,000	37,000
Norinchukin Bank Ltd.
5.03%, 01/25/08	33,000	33,000
5.36%, 01/28/08	80,000	80,000
4.82%, 02/06/08	5,000	5,000
Royal Bank of Scotland PLC
5.16%, 01/18/08	5,000	5,000
4.80%, 03/07/08	53,000	53,000
4.83%, 06/18/08	75,000	75,000
Skandinaviska Enskilda Banken AB
5.37%, 03/17/08	11,000	11,000
5.20%, 04/10/08	23,000	23,000
4.80%, 04/24/08	16,000	16,000
4.91%, 05/28/08	70,000	70,000
Societe Generale
5.23%, 01/09/08	40,000	40,000
4.84%, 02/01/08	78,000	78,000
5.20%, 02/08/08	116,000	116,000
5.14%, 02/20/08	7,000	7,000
5.33%, 02/25/08	23,000	23,000
5.12%, 02/29/08	40,000	40,000
5.13%, 03/13/08	83,000	83,001
4.80%, 06/10/08	5,000	5,000
4.81%, 06/24/08	125,000	125,000
Sumitomo Mitsui Banking Corp.
4.85%, 01/04/08	200,000	200,000
4.85%, 01/07/08	50,000	50,000
4.85%, 01/08/08	100,000	100,000
5.14%, 01/30/08	21,000	21,000
Sumitomo Trust & Banking Co.
5.44%, 01/16/08	10,000	10,000
5.37%, 01/22/08	21,000	21,000
5.12%, 02/21/08	73,000	73,000
4.96%, 04/15/08	57,000	57,000
Svenska Handelsbanken AB
5.05%, 01/24/08	25,000	25,000
Swedbank AB
4.88%, 02/11/08	6,000	6,000
Toronto Dominion Bank
5.37%, 02/21/08	34,000	34,000
5.02%, 03/12/08	42,000	42,000
4.92%, 05/07/08	285,000	285,000
4.86%, 06/20/08	18,000	18,000
UBS AG
4.99%, 02/04/08	250,000	250,043
4.98%, 03/18/08	70,000	70,000
4.99%, 03/27/08	50,000	50,000
5.40%, 04/14/08	23,000	23,000
5.35%, 04/15/08	35,000	35,000
4.76%, 05/07/08	13,000	13,000
4.70%, 05/09/08	116,000	116,000
5.28%, 05/13/08	40,000	40,000
4.90%, 06/02/08	10,000	10,000
Unicredito Italiano S.p.A.
5.36%, 01/11/08	42,000	42,000
5.37%, 03/18/08	15,000	15,000
5.38%, 03/20/08	48,000	48,000
4.93%, 06/04/08	85,000	85,000
4.80%, 06/27/08	46,000	46,000
Union Bank of California
5.35%, 01/16/08	67,000	67,000
4.77%, 03/05/08	7,000	7,000
4.85%, 03/26/08	62,000	62,000
Wachovia Bank, N.A.
5.40%, 03/27/08	70,000	70,000
Westpac Banking Corp.
5.12%, 02/15/08	35,000	35,000
5.37%, 04/10/08	7,000	7,000
Wilmington Trust Co.
4.90%, 06/19/08	25,000	25,000

		8,625,053

Commercial Paper & Other Corporate Obligations 43.0%

Alpine Securitzation Corp.
4.80%, 01/14/08 (a)(b)(c)	75,000	74,772
4.93%, 02/07/08 (a)(b)(c)	87,000	86,565
5.37%, 03/17/08 (a)(b)(c)	15,000	14,832
Amstel Funding Corp.
5.88%, 01/08/08 (b)(c)	13,000	12,985
6.34%, 01/17/08 (b)(c)	2,000	1,994
5.34%, 01/18/08 (b)(c)	50,000	49,877
4.96%, 01/22/08 (b)(c)	12,000	11,966
5.01%, 01/22/08 (b)(c)	77,000	76,778
5.12%, 02/19/08 (b)(c)	39,000	38,732
5.37%, 03/13/08 (b)(c)	100,000	98,940
5.73%, 03/14/08 (b)(c)	31,000	30,645
5.38%, 03/27/08 (b)(c)	10,000	9,873
5.16%, 04/15/08 (b)(c)	50,000	49,261
Amsterdam Funding Corp.
4.94%, 01/04/08 (a)(b)(c)	7,000	6,997
5.15%, 01/17/08 (a)(b)(c)	34,000	33,923

See financial notes 9

Schwab Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.01%, 02/15/08 (a)(b)(c)	14,000	13,913
Anglo Irish Bank Corp. PLC
5.07%, 01/24/08 (c)	29,000	28,907
5.50%, 03/06/08 (c)	35,000	34,662
ANZ National (Int’l) Ltd.
5.36%, 01/14/08 (a)	100,000	99,812
5.35%, 01/18/08 (a)	24,000	23,941
Aquinas Funding, L.L.C.
5.35%, 01/09/08 (a)(b)(c)	9,000	8,990
6.04%, 01/30/08 (a)(b)(c)	7,000	6,966
5.07%, 02/21/08 (a)(b)(c)	40,000	39,717
5.34%, 02/28/08 (a)(b)(c)	31,000	30,737
5.66%, 03/18/08 (a)(b)(c)	6,000	5,929
5.43%, 03/20/08 (a)(b)(c)	7,000	6,918
Atlantic Asset Securitization, L.L.C.
5.53%, 01/08/08 (a)(b)(c)	31,000	30,967
4.85%, 01/14/08 (a)(b)(c)	75,000	74,870
4.85%, 01/15/08 (a)(b)(c)	45,390	45,305
4.85%, 01/16/08 (a)(b)(c)	33,000	32,934
5.21%, 01/17/08 (a)(b)(c)	65,157	65,008
5.06%, 02/14/08 (a)(b)(c)	7,000	6,957
4.95%, 02/15/08 (a)(b)(c)	10,000	9,939
5.48%, 02/28/08 (a)(b)(c)	13,000	12,887
5.72%, 02/29/08 (a)(b)(c)	73,000	72,324
Atlantis One Funding Corp.
4.85%, 01/02/08 (b)(c)	100,000	99,987
4.82%, 01/08/08 (b)(c)	21,000	20,981
5.13%, 01/22/08 (b)(c)	65,000	64,808
5.05%, 01/24/08 (b)(c)	100,000	99,682
5.32%, 02/15/08 (b)(c)	26,000	25,834
5.34%, 02/25/08 (b)(c)	16,000	15,875
5.15%, 02/26/08 (b)(c)	108,000	107,147
5.43%, 03/18/08 (b)(c)	4,000	3,954
5.11%, 04/21/08 (b)(c)	54,000	53,164
4.95%, 06/05/08 (b)(c)	10,000	9,791
Bank of America Corp.
5.09%, 02/13/08	309,000	307,153
4.70%, 05/05/08	150,000	147,606
Bank of Ireland
5.35%, 01/14/08 (c)	127,000	126,761
5.42%, 01/16/08 (c)	9,000	8,980
4.79%, 01/28/08 (c)	14,000	13,950
5.20%, 02/12/08 (c)	5,000	4,970
Barclays US Funding Corp.
4.84%, 02/29/08 (a)	11,000	10,914
4.85%, 03/25/08 (a)	9,000	8,900
Barton Capital, L.L.C.
4.94%, 01/02/08 (a)(b)(c)	96,000	95,987
6.24%, 01/09/08 (a)(b)(c)	7,000	6,990
5.07%, 02/05/08 (a)(b)(c)	56,000	55,727
Cancara Asset Securitization, L.L.C.
5.53%, 01/02/08 (a)(b)(c)	10,000	9,998
5.36%, 01/08/08 (a)(b)(c)	91,000	90,908
5.29%, 01/11/08 (a)(b)(c)	140,000	139,797
5.22%, 01/22/08 (a)(b)(c)	7,000	6,979
5.05%, 01/28/08 (a)(b)(c)	25,000	24,907
5.00%, 01/29/08 (a)(b)(c)	29,000	28,889
4.85%, 02/15/08 (a)(b)(c)	15,000	14,910
5.04%, 03/19/08 (a)(b)(c)	12,000	11,871
Chariot Funding, L.L.C.
5.48%, 01/04/08 (a)(b)(c)	50,000	49,977
5.94%, 01/10/08 (a)(b)(c)	45,980	45,912
5.45%, 01/25/08 (a)(b)(c)	95,000	94,658
5.45%, 01/28/08 (a)(b)(c)	92,000	91,627
Citigroup Funding, Inc.
4.88%, 01/03/08 (a)	127,000	126,966
4.85%, 01/07/08 (a)	23,000	22,982
4.80%, 01/16/08 (a)	100,000	99,802
5.18%, 01/18/08 (a)	19,000	18,954
4.85%, 02/06/08 (a)	100,000	99,521
4.80%, 02/15/08 (a)	50,000	49,704
5.40%, 02/20/08 (a)	47,000	46,657
5.35%, 02/25/08 (a)	75,000	74,404
5.05%, 03/14/08 (a)	84,000	83,150
5.51%, 03/24/08 (a)	30,000	29,630
4.94%, 06/06/08 (a)	97,000	94,961
Clipper Receivables Co., L.L.C.
4.99%, 01/09/08 (a)(b)(c)	70,000	69,923
5.06%, 01/14/08 (a)(b)(c)	45,000	44,918
5.06%, 01/15/08 (a)(b)(c)	45,000	44,912
6.30%, 01/23/08 (a)(b)(c)	150,000	149,427
4.93%, 02/05/08 (a)(b)(c)	62,000	61,706
5.36%, 02/25/08 (a)(b)(c)	10,000	9,919
Concord Minuteman Capital Co., Series A
5.34%, 01/10/08 (a)(b)(c)	37,000	36,952
Danske Corp.
5.30%, 02/22/08 (a)(c)	20,000	19,853
DnB NOR Bank ASA
5.02%, 03/12/08	39,000	38,619
5.05%, 04/15/08	49,000	48,296
Fairway Finance Co., L.L.C.
4.94%, 02/05/08 (a)(b)(c)	21,000	20,900
5.06%, 02/14/08 (a)(b)(c)	14,000	13,914
5.51%, 02/14/08 (a)(b)(c)	70,000	69,534
5.34%, 02/21/08 (a)(b)(c)	100,000	99,253
5.34%, 02/22/08 (a)(b)(c)	37,000	36,718
Falcon Asset Securitization Corp.
5.41%, 01/31/08 (a)(b)(c)	30,000	29,866
4.94%, 02/11/08 (a)(b)(c)	199,272	198,165
5.32%, 02/27/08 (a)(b)(c)	12,000	11,900
5.06%, 04/17/08 (a)(b)(c)	90,000	88,671
Galaxy Funding, Inc.
5.25%, 01/11/08 (b)(c)	18,000	17,974
Gemini Securitization Corp., L.L.C.
5.28%, 01/08/08 (a)(b)(c)	75,000	74,924
4.86%, 01/31/08 (a)(b)(c)	31,000	30,876
5.14%, 02/20/08 (a)(b)(c)	69,000	68,514
5.48%, 02/29/08 (a)(b)(c)	5,000	4,956
5.27%, 03/19/08 (a)(b)(c)	21,000	20,763
General Electric Capital Corp.
5.32%, 02/19/08	173,000	171,794
5.38%, 03/04/08	35,000	34,683
5.33%, 03/20/08	75,000	74,156
Grampian Funding, L.L.C.
4.84%, 03/06/08 (a)(b)(c)	5,000	4,957
5.21%, 03/28/08 (a)(b)(c)	79,000	78,031
5.21%, 03/31/08 (a)(b)(c)	6,000	5,924
5.26%, 04/07/08 (a)(b)(c)	11,000	10,848
5.02%, 04/18/08 (a)(b)(c)	6,000	5,912
4.79%, 04/25/08 (a)(b)(c)	63,000	62,058
Intesa Funding, L.L.C.
5.23%, 01/15/08 (a)	140,000	139,719
5.07%, 01/16/08 (a)	55,000	54,885
Irish Life & Permanent PLC
5.35%, 01/16/08 (c)	12,000	11,974

10 See financial notes

Schwab Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

J.P. Morgan Chase & Co.
5.01%, 03/14/08	38,000	37,622
5.02%, 04/18/08 (c)	300,000	295,599
Jupiter Securitization Corp.
5.33%, 01/25/08 (a)(b)(c)	100,000	99,648
K2 (USA), L.L.C.
5.34%, 01/24/08 (b)(c)(d)	4,000	3,987
5.40%, 06/13/08 (b)(c)(d)	7,000	7,000
5.42%, 07/15/08 (b)(c)(d)	54,000	54,000
KBC Financial Products International, Ltd.
5.39%, 02/21/08 (a)(c)	28,000	27,792
5.20%, 04/02/08 (a)(c)	11,000	10,857
Kitty Hawk Funding Corp.
5.41%, 01/28/08 (a)(b)(c)	50,000	49,799
Mont Blanc Capital Corp.
5.25%, 01/09/08 (a)(b)(c)	155,000	154,822
5.04%, 01/16/08 (a)(b)(c)	17,000	16,965
Morgan Stanley
5.20%, 04/14/08	327,000	322,220
5.21%, 04/22/08	50,000	49,211
4.91%, 04/29/08	8,000	7,873
Nationwide Building Society U.S.
5.35%, 01/16/08	20,000	19,957
5.10%, 01/24/08	30,000	29,904
5.28%, 03/03/08	82,000	81,265
Nieuw Amsterdam Receivables Corp.
5.18%, 03/27/08 (a)(b)(c)	18,000	17,783
5.21%, 04/04/08 (a)(b)(c)	81,000	79,928
Old Line Funding, L.L.C.
4.83%, 01/11/08 (a)(b)(c)	24,000	23,968
4.94%, 01/11/08 (a)(b)(c)	77,389	77,284
5.98%, 01/11/08 (a)(b)(c)	28,869	28,821
4.94%, 02/07/08 (a)(b)(c)	37,000	36,814
4.95%, 02/07/08 (a)(b)(c)	61,054	60,747
5.09%, 02/08/08 (a)(b)(c)	14,000	13,926
4.98%, 02/11/08 (a)(b)(c)	11,000	10,938
4.96%, 02/12/08 (a)(b)(c)	34,531	34,334
5.01%, 02/13/08 (a)(b)(c)	7,000	6,959
5.29%, 02/20/08 (a)(b)(c)	35,000	34,746
5.09%, 02/22/08 (a)(b)(c)	25,305	25,122
5.14%, 02/22/08 (a)(b)(c)	15,000	14,890
5.41%, 02/27/08 (a)(b)(c)	6,000	5,949
5.45%, 02/27/08 (a)(b)(c)	17,000	16,855
Park Avenue Receivables Co., L.L.C.
4.94%, 02/08/08 (a)(b)(c)	72,000	71,629
5.12%, 02/22/08 (a)(b)(c)	127,000	126,074
Picaros Funding, L.L.C.
5.39%, 03/19/08 (a)(b)(c)	27,000	26,693
5.23%, 04/08/08 (a)(b)(c)	40,000	39,445
Ranger Funding Co., L.L.C.
5.32%, 01/03/08 (a)(b)(c)	104,258	104,227
5.14%, 01/07/08 (a)(b)(c)	69,000	68,941
5.32%, 01/16/08 (a)(b)(c)	71,540	71,383
5.33%, 01/18/08 (a)(b)(c)	74,000	73,816
5.40%, 01/24/08 (a)(b)(c)	5,000	4,983
5.43%, 01/31/08 (a)(b)(c)	15,000	14,933
5.12%, 02/25/08 (a)(b)(c)	50,000	49,614
5.12%, 03/18/08 (a)(b)(c)	128,000	126,623
5.05%, 03/19/08 (a)(b)(c)	44,000	43,526
Royal Bank of Scotland PLC
4.99%, 01/28/08	5,000	4,982
San Paolo IMI U.S. Financial Co.
4.85%, 03/24/08 (a)	106,000	104,839
Scaldis Capital Ltd.
5.31%, 01/07/08 (a)(b)(c)	30,000	29,974
5.27%, 01/15/08 (a)(b)(c)	45,000	44,909
5.22%, 01/22/08 (a)(b)(c)	50,000	49,850
5.13%, 01/25/08 (a)(b)(c)	14,000	13,953
4.93%, 02/08/08 (a)(b)(c)	10,000	9,949
5.10%, 02/22/08 (a)(b)(c)	11,000	10,920
5.44%, 03/14/08 (a)(b)(c)	53,322	52,749
5.21%, 04/01/08 (a)(b)(c)	146,000	144,127
4.81%, 04/25/08 (a)(b)(c)	5,000	4,925
5.14%, 04/25/08 (a)(b)(c)	11,094	10,915
Sedna Finance, Inc.
5.41%, 06/13/08 (b)(c)	4,000	4,000
Sheffield Receivables Corp.
5.77%, 01/11/08 (a)(b)(c)	34,000	33,946
5.07%, 01/15/08 (a)(b)(c)	8,000	7,984
5.05%, 01/22/08 (a)(b)(c)	20,000	19,942
5.01%, 02/07/08 (a)(b)(c)	33,000	32,832
Sigma Finance, Inc.
5.35%, 01/03/08 (b)(c)	105,000	104,970
5.40%, 03/12/08 (b)(c)(d)	5,000	4,949
5.38%, 04/09/08 (b)(c)(d)	6,000	5,915
Skandinaviska Enskilda Banken AB
4.78%, 02/01/08	10,000	9,959
5.04%, 03/19/08	2,000	1,979
4.81%, 03/28/08	17,000	16,806
Solitaire Funding, L.L.C.
5.29%, 01/11/08 (a)(b)(c)	26,000	25,962
5.13%, 01/25/08 (a)(b)(c)	36,000	35,879
4.86%, 01/30/08 (a)(b)(c)	39,000	38,849
5.09%, 02/19/08 (a)(b)(c)	20,000	19,863
5.50%, 03/04/08 (a)(b)(c)	104,000	103,014
5.14%, 04/10/08 (a)(b)(c)	95,000	93,667
Stadshypotek Delaware, Inc.
4.80%, 03/05/08 (a)(c)	94,000	93,210
Swedbank AB
5.34%, 01/09/08	8,000	7,991
5.35%, 01/09/08	36,000	35,958
5.49%, 01/22/08	70,000	69,780
5.49%, 03/11/08	10,000	9,896
Swedbank Mortgage AB
4.94%, 03/25/08	3,000	2,966
5.22%, 04/10/08	6,000	5,915
4.87%, 06/18/08	90,000	87,993
Thames Asset Global Securitization No.1, Inc.
5.29%, 01/07/08 (a)(b)(c)	122,000	121,894
4.99%, 01/09/08 (a)(b)(c)	5,000	4,995
5.74%, 01/11/08 (a)(b)(c)	12,000	11,981
5.20%, 01/22/08 (a)(b)(c)	37,000	36,889
5.27%, 02/15/08 (a)(b)(c)	11,000	10,929
5.33%, 04/04/08 (a)(b)(c)	8,000	7,890
Thunder Bay Funding, L.L.C.
5.97%, 01/08/08 (a)(b)(c)	37,000	36,957
4.92%, 01/15/08 (a)(b)(c)	60,000	59,886
5.04%, 01/15/08 (a)(b)(c)	9,187	9,169
4.92%, 01/25/08 (a)(b)(c)	37,651	37,529
4.98%, 02/12/08 (a)(b)(c)	18,734	18,626
Ticonderoga Funding, L.L.C.
4.90%, 01/11/08 (a)(b)(c)	10,000	9,987
5.27%, 02/08/08 (a)(b)(c)	51,260	50,978
Tulip Funding Corp.
4.87%, 02/06/08 (a)(b)(c)	6,000	5,971
5.27%, 02/21/08 (a)(b)(c)	23,000	22,831

See financial notes 11

Schwab Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

UBS Finance (Delaware), Inc.
5.55%, 03/06/08 (a)	50,000	49,513
5.39%, 03/17/08 (a)	3,000	2,967
5.38%, 03/18/08 (a)	5,000	4,944
5.09%, 04/16/08 (a)	205,000	202,009
UniCredit Bank (Ireland) PLC
5.42%, 01/15/08 (a)	48,000	47,901
Variable Funding Capital Corp.
4.94%, 01/09/08 (a)(b)(c)	45,000	44,951
4.89%, 01/10/08 (a)(b)(c)	136,000	135,835
5.06%, 02/05/08 (a)(b)(c)	23,000	22,888
5.48%, 02/20/08 (a)(b)(c)	56,000	55,584
Whistlejacket Capital, L.L.C.
5.34%, 01/24/08 (b)(c)(d)	19,226	19,162
5.34%, 01/25/08 (b)(c)(d)	15,000	14,948
5.37%, 01/25/08 (b)(c)(d)	34,749	34,628
5.42%, 06/16/08 (b)(c)(d)	13,000	13,000
Windmill Funding Corp.
5.14%, 01/17/08 (a)(b)(c)	9,000	8,980
Yorktown Capital, L.L.C.
4.98%, 01/17/08 (a)(b)(c)	100,000	99,780
5.05%, 01/25/08 (a)(b)(c)	29,000	28,903
5.07%, 02/20/08 (a)(b)(c)	50,000	49,653
5.64%, 02/22/08 (a)(b)(c)	17,000	16,863
5.05%, 03/19/08 (a)(b)(c)	26,000	25,720
5.14%, 03/19/08 (a)(b)(c)	122,076	120,740

		11,243,812

Promissory Note 0.4%

Merrill Lynch & Co., Inc.
5.37%, 02/22/08 (c)(d)	100,000	100,000

Total Fixed-Rate Obligations (Cost $20,199,865)		20,199,865

Variable-Rate Obligations 13.4% of net assets

ABN AMRO Bank N.V.
5.27%, 01/11/08	143,000	143,000
Allied Irish Banks PLC
4.95%, 01/22/08 (c)	50,000	50,000
Banco Espanol de Credito S.A.
5.20%, 01/18/08 (c)	25,000	25,000
Barclays Bank PLC
4.99%, 01/16/08	106,000	105,997
Beta Finance, Inc.
4.86%, 01/25/08 (b)(c)	72,000	72,001
BNP Paribas
5.17%, 01/03/08	70,000	69,993
Canadian Imperial Bank of Commerce
4.88%, 01/29/08	30,000	30,000
4.92%, 01/29/08	50,000	50,000
4.90%, 02/15/08	10,000	10,000
CC (USA), Inc.
4.86%, 01/25/08 (b)(c)	65,000	65,001
Credit Suisse
5.15%, 01/23/08	13,000	13,000
Danske Bank A/S
4.92%, 01/22/08	100,000	100,000
Danske Corp.
4.95%, 02/13/08 (a)(c)	90,000	90,000
4.96%, 02/15/08 (a)(c)	50,000	50,000
4.99%, 02/18/08 (a)(c)	140,000	140,000
Deutsche Bank AG
5.33%, 01/07/08	100,000	100,000
5.29%, 01/14/08	100,000	100,003
4.96%, 01/23/08	150,000	150,000
4.96%, 01/28/08	35,000	35,001
Dexia Credit Local
4.82%, 01/25/08	17,000	17,000
Dorada Finance, Inc.
5.00%, 01/15/08 (b)(c)	90,000	89,997
Five Finance, Inc.
5.18%, 01/09/08 (b)(c)	21,000	20,996
Florida Hurricane Catastrophe Fund
4.86%, 01/15/08	75,000	75,000
Fortis Bank
4.80%, 01/28/08	50,000	49,978
Intesa Bank Ireland PLC
4.88%, 01/25/08 (c)	70,000	70,000
K2 (USA), L.L.C.
5.00%, 01/15/08 (b)(c)(d)	3,000	3,000
4.86%, 02/07/08 (b)(c)(d)	20,000	19,998
4.91%, 03/20/08 (b)(c)(d)	50,000	50,002
Lexington Parker Capital Co., L.L.C.
5.19%, 01/07/08 (a)(b)(c)	50,000	49,999
Liberty Lighthouse U.S. Capital Co., L.L.C.
5.19%, 01/02/08 (b)(c)(d)	2,000	2,000
5.21%, 01/10/08 (b)(c)(d)	6,000	5,999
4.83%, 02/15/08 (b)(c)(d)	16,000	15,999
4.95%, 03/17/08 (b)(c)(d)	35,000	34,999
Links Finance, L.L.C.
5.02%, 01/15/08 (b)(c)(d)	3,000	3,000
4.84%, 01/25/08 (b)(c)(d)	7,000	7,000
Merrill Lynch & Co., Inc.
5.14%, 01/18/08	50,000	50,000
Mitsubishi UFJ Trust & Banking Corp.
4.97%, 01/30/08	20,000	20,000
Morgan Stanley
5.33%, 01/18/08	30,000	29,998
Physician Solutions, L.L.C.
4.95%, 01/03/08 (a)	1,585	1,585
Roman Catholic Bishop of San Jose (CA)
4.85%, 01/03/08 (a)	5,400	5,400
Royal Bank of Canada
5.18%, 01/04/08	50,000	49,996
Royal Bank of Scotland PLC
5.28%, 01/08/08	142,000	142,000
5.29%, 01/11/08	100,000	100,000
Sedna Finance, Inc.
5.21%, 01/10/08 (b)(c)	2,000	2,000
5.00%, 01/15/08 (b)(c)	20,000	20,000
4.94%, 02/21/08 (b)(c)	3,000	3,000
Sigma Finance, Inc.
5.00%, 01/15/08 (b)(c)(d)	50,000	49,999
5.07%, 01/25/08 (b)(c)(d)	100,000	100,006
5.07%, 01/25/08 (b)(c)(d)	45,000	45,000
Societe Generale
5.06%, 01/17/08	83,000	83,000
Sumitomo Trust & Banking Co.
5.25%, 01/07/08	4,000	4,000
5.10%, 01/14/08	100,000	100,000
4.93%, 01/22/08	3,000	3,000
Tenderfoot Seasonal Housing, L.L.C.
4.91%, 01/03/08 (a)	3,000	3,000

12 See financial notes

Schwab Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

The Goldman Sachs Group, Inc.
5.26%, 01/11/08 (d)	160,000	160,000
5.08%, 01/17/08 (c)(d)	23,000	23,000
5.08%, 01/16/08 (c)(d)	60,000	60,000
4.93%, 01/29/08 (d)	29,000	29,000
Wachovia Bank, N.A.
4.98%, 01/25/08	31,000	31,000
Westpac Banking Corp.
4.88%, 02/05/08	282,000	282,000
Whistlejacket Capital, L.L.C.
5.19%, 01/02/08 (b)(c)(d)	10,000	9,999
4.86%, 01/22/08 (b)(c)(d)	16,000	15,999
4.83%, 01/25/08 (b)(c)(d)	14,000	13,999
4.85%, 02/06/08 (b)(c)(d)	92,000	91,989
4.86%, 02/07/08 (b)(c)(d)	50,000	49,994
4.86%, 02/19/08 (b)(c)(d)	4,000	4,000

Total Variable-Rate Obligations (Cost $3,496,927)		3,496,927

Issuer	Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 8.9% of net assets

Repurchase Agreements 8.9%

Bear Stearns & Co., Inc.
Tri-Party Repurchase Agreement, dated 12/31/07, due 01/02/08 at 4.77%, fully collateralized by U.S. Government Securities with a value of $525,302.	515,136	515,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement, dated 12/31/07, due 01/02/08 at 4.50%, fully collateralized by U.S. Government Securities with a value of $14,742.	14,453	14,449
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement dated 12/31/07, due 01/02/08 at 4.75%, fully collateralized by U.S. Government Securities with a value of $1,836,000.	1,800,475	1,800,000

Total Other Investments (Cost $2,329,449)		2,329,449

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $26,026,241.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,280,530 or 35.5% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $1,052,571 or 4.0% of net assets.

See financial notes 13

Schwab Cash Reserves

Statement of
Assets and Liabilities

As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$26,026,241
Receivables:
Interest		137,844
Prepaid expenses	+	49

Total assets		26,164,134

Liabilities
Payables:
Investment adviser and administrator fees		563
Transfer agent and shareholder services fees		869
Accrued expenses	+	637

Total liabilities		2,069

Net Assets
Total assets		26,164,134
Total liabilities	−	2,069

Net assets		$26,162,065
Net Assets by Source
Capital received from investors		26,162,112
Net realized capital losses		(47)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$26,162,065		26,162,112		$1.00

14 See financial notes

Schwab Cash Reserves

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers are x 1,000.

Investment Income
Interest		$1,090,843

Net Realized Gains and Losses
Net realized losses on investments		(47)

Expenses
Investment adviser and administrator fees		63,287
Transfer agent and shareholder service fees		81,814
Registration fees		3,509
Custodian fees		956
Shareholder reports		540
Portfolio accounting fees		506
Trustees’ fees		90
Professional fees		58
Interest expense		1
Other expenses	+	128

Total expenses		150,889
Expense reduction by adviser and Schwab	−	12,825
Custody credits	−	3

Net expenses		138,061

Increase (Decrease) in Net Assets from Operations
Total investment income		1,090,843
Net expenses	−	138,061

Net investment income		952,782
Net realized losses	+	(47)

Increase in net assets from operations		$952,735

See financial notes 15

Schwab Cash Reserves

Statements of

Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$952,782	$479,373
Net realized losses	+	(47)	−

Increase in net assets from operations		952,735	479,373

Distributions to Shareholders
Distributions from net investment income		952,782	479,373

Transactions in Fund Shares*
Shares sold		104,547,606	61,375,778
Shares reinvested		940,059	472,341
Shares redeemed	+	(96,063,921)	(45,931,679)

Net transactions in fund shares		9,423,744	15,916,440

Net Assets
Beginning of period		16,738,368	821,928
Total increase	+	9,423,697	15,916,440

End of period		$26,162,065	$16,738,368

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

16 See financial notes

Schwab Cash Reserves

Financial Notes

1. Business Structure of the Fund:

Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Cash Reserves offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 17

Schwab Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credits:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of December 31, 2007, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), and determined that no provision for income tax is required in the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting SFAS No. 157 on the fund’s financial statements.

18

Schwab Cash Reserves

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Transfer Agent Fees	Shareholder Service Fees

0.20%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.68% for so long as CSIM serves as the investment adviser to the fund.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2007, the fund’s total security transactions with other Schwab Funds were $126,000.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the fund’s Statement of Operations.

4. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and an uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

 19

Schwab Cash Reserves

Financial Notes (continued)

5.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2007, the fund had no undistributed earnings on a tax basis.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the fund had capital loss carry forwards of $47 available to offset net capital gains before the expiration date of December 31, 2015.

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, the fund had no deferred realized net capital losses and there were no capital losses being utilized to offset capital gains.

The tax-basis components of distributions paid during the current period and prior fiscal year were:

	Current period distributions	Prior period distributions

Ordinary income	$952,782	$479,373
Long-term capital gains	—	—
Return of capital	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by each fund for financial reporting purposes. Each fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2007, no such reclassifications were required.

6.	Subsequent Event:

Subsequent to year-end, on February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the fund. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the 1940 Act. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Cash Reserves (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the ‘‘Fund”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2008

 21

Trustees and Officers

The tables below give information as of December 31, 2007, about the trustees and officers for The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of December 31, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	61	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5–Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	61	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

22

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None.

Walt Bettinger[2] 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	72	None.

 23

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

24

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 25

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

26

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle  SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 27

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Fundamental International Small-Mid Company Index Fundtm
Schwab Fundamental Emerging Markets Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR31381-03

Schwab California Municipal Money Fundtm
Schwab California AMT Tax-Free Money Fundtm

Annual Report
December 31, 2007

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment strategy. Years of research have indicated that spreading your money across different asset classes, such as stocks, bonds, and cash equivalents can be the most important factor in weathering market volatility and determining portfolio performance.

Schwab Funds provides an uncomplicated and effective way to build a well diversified portfolio. You can choose from a range of funds with distinct investment objectives and styles to develop your own individual asset allocation strategy. Or, if you prefer a single investment solution, Schwab offers asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With quality funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present your Schwab money fund annual report for the period ended December 31, 2007. In returning to my role as President and CEO of Charles Schwab Investment Management, I would like to thank you for investing in Schwab Funds and share my thoughts with you on the current market environment.

Although the economy grew at a robust pace during the second and third quarters, there was a reemergence of market volatility during the latter half of the year. Increased defaults on subprime loans engendered risk aversion throughout the fixed income market, driving up treasury prices and pushing down the prices of very high-quality, non-treasury securities. All asset-backed and mortgage-backed securities seemed to get painted with the same broad brush, despite the fact that subprime mortgages represented a very small fraction of the sector.

In light of this, I want to assure you that we remain committed to a comprehensive analysis of all fund portfolio holdings, while implementing an investment strategy that relies on time-tested fundamentals. For all our money market funds, we perform our own ongoing and independent analysis of the credit worthiness of each security purchased, and employ an investment process that emphasizes liquidity, high-quality investments and diversification.

We will continue to manage our funds consistent with the tenets of successful investing—rigorous research, guided by long-term perspective and prudence. Thank you for your continued trust and support.

Sincerely,

2 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

The Investment Environment and the Funds

Kevin Shaughnessy (left) CFA, managing director and senior portfolio manager, is responsible for the management of the funds.

John Shelton (right) CFA, portfolio manager, has day-to-day responsibility for management of the funds.

Despite continued expansion of the U.S. economy and growth in the market throughout the past year, the reporting period proved to be unnervingly volatile with strong economic headwinds developing in the third and fourth quarters. Falling home prices, a credit crunch, and high oil prices were among the myriad forces acting to curtail consumer spending and erode investor confidence in the marketplace. A tightening of lending standards and reduced liquidity caused by credit turmoil acted to further slow economic growth, but whether or not these events have the potential to precipitate a full-blown recession remains uncertain.

Opening the year with a mere 0.6% growth in Gross Domestic Product (GDP), the economy surged ahead in the second and third quarters. GDP rose 3.8% in the second quarter, and 4.9% in the third quarter, buoyed by strength in exports, personal consumption expenditures, and private inventory investment. However, estimates for the fourth quarter placed GDP growth at a tepid 1.5% or less, reflecting a significant downturn in economic growth rates, and indicating that trouble in the housing and credit markets has finally taken its toll. While higher energy prices and credit woes suppressed consumer spending and cut into GDP numbers, a healthy demand for exports spurred by a decline in the dollar helped to partially offset these domestic concerns.

Since peaking in early 2002, the U.S. dollar has declined in value by more than 24% making exports more affordable to foreign buyers, but raising concerns over inflation. An increase in net exports throughout 2007 accounted for about a third of GDP growth in the second and third quarters. Real exports of goods and services increased 19.1% in the third quarter, compared to a 7.5% increase in the second. While a weak dollar has stimulated exports, it has raised serious concerns over inflation as energy prices continue to rise. The Consumer Price Index rose by 0.8% in November, fueled by a 5.7% jump in energy prices, while the core index increased by 0.3%. Inclusive of energy prices, inflation outpaced a 2.8% growth in wages during the period.

Of greatest concern to investors during the latter half of this period was the market volatility created in large part by trouble in the housing market and the resulting credit crunch. From 1995 to 2006, housing prices outpaced inflation by 70% creating around 4 to 8 trillion dollars in new wealth - a figure that ultimately proved unsustainable. In May 2007, sales of new homes declined by 1.6% to a seasonally adjusted annual rate of 915,000 units, making waves in the market as inventory increased and prices fell. In November, new home sales declined by an astounding 9% to 647,000 units, the largest drop in 12 years. As housing prices fell, homeowners became less able to leverage their homes as a source of cash.

Subprime borrowers, those with below-average credit ratings, were disproportionately affected in the correction. Although subprime adjustable rate mortgages accounted for just 6.8% of outstanding loans in the U.S., they represented 43% of foreclosures in the third quarter of 2007. In many cases the credit and risk of these loans was passed from the original lender to third-party investors in the form of mortgage-backed securities. With the increase in defaults on subprime loans, all asset-backed and mortgage-backed securities in the market seemed to get caught in the turmoil, despite the fact that subprime mortgages represented a very small fraction of the sector. Even very high-quality securities were rapidly unloaded as investors fled to safer investments, such as U.S. Treasuries. As a result, lending was disrupted between major banks and other financial institutions that were heavily invested in subprime, collateralized debt obligations (CDOs), and structured investment vehicles (SIVs).

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 3

The Investment Environment and the Funds continued

While the subprime debacle and corresponding credit crisis has yet to fully percolate throughout the economy, measures to control the effects are already in place. Banks, the U.S. Government, and other lending institutions were quick to initiate damage control measures by manipulating lending rates, developing stricter lending standards, and reorganizing outstanding debt. Action by the Fed resulted in a 100 basis point drop in interest rates during the latter half of the year, moving rates from 5.25% to 4.25%. Though some investors had hoped for a greater reduction, the Fed remained cautious of bringing the rates down too far as inflationary pressures mounted. Even though the financial sector was relatively quick in its implementation of crisis management techniques, lingering liquidity issues as well as souring investor sentiment and the perceived threat of a recession proved to be more than enough to take the wind out of economic sails in the fourth quarter.

Closing out 2007, economic indicators remained decidedly mixed in November and December. The Dow Jones Industrial Average finished 2007 up 6.4% for the year, but posted its first fourth quarter decline in ten years. Financial stocks helped lead the decline in the fourth quarter, with many large banks and other financial corporations taking huge losses, as mortgage woes wormed their way through corporate balance sheets. In commodities, oil and gold continued to rise, sparking inflationary concerns as oil went over $100 a barrel for the first time. On the positive side, data showed that factory orders were up 1.5% in November and that new jobs were created in December, throwing some upbeat reports into a downbeat marketplace.

The Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund maintained a weighted average maturity that was neutral to short relative to their peer groups. With an emphasis toward attractively priced weekly variable rate notes, the funds were able to add value throughout the year in spite of general market volatility. During the third quarter, as it became apparent that the Fed would have to ease monetary policy, the funds increased their exposure to one-year municipal notes, extending their weighted average maturity as short-term municipal yields declined.

Overall, the investment environment during the reporting period proved to be highly unusual for money funds as the markets reacted to subprime and credit turmoil. During the first half of the year, yields on municipal notes maturing 6-12 months were range bound, but dropped when the Fed lowered the Fed Funds Rate. In the latter half of the year, municipal fixed-rate notes fell approximately 80 basis points in response to a 100 basis point reduction in the Fed Funds Rate. In an environment characterized by falling yields, issuance of short-term municipal securities increased for the year. The term structure of tax-exempt money market yields maturing from 1 week to 13 months started out positive and then ended the year inverted. The Bond Market Association Municipal Index averaged 3.67%, while one-year notes averaged 3.51%.

California’s budget for fiscal 2008 (7/1/07-6/30/08) was approved on August 24, 2007. Though essentially balanced on paper, the budget relied on about $1.7 billion in one-time revenues, including $980 million from the sale of EdFund, California’s federal student loan guaranty agency. Though the original plan anticipated moderate revenue growth, the State Department of Finance is now projecting that revenues will fall short of that projection by about $4.9 billion, including a delay of the sale of EdFund into fiscal 2009. Revenues received through December 2007 were about $1.1 billion behind projections, with sales and use taxes 4.5% below projections and corporation taxes off by 11.4%. The updated forecast reduces fiscal 2008 personal income tax growth to 1.4%, while sales taxes are expected to increase by just 0.9%. The revenue shortfall, combined with about $2 billion of unbudgeted appropriations, would result in a year-end general fund deficit of about $3.3 billion, if left unaddressed.

4 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

The Investment Environment and the Funds continued

On January 10, 2008, Governor Arnold Schwarzenegger declared a fiscal emergency under authority granted by Proposition 58, approved by State voters in March 2004. The declaration calls the State Legislature into special session and requires them to act on the projected deficit within 45 days, or they may not work on other business or adjourn. The Governor also introduced his spending plan for fiscal 2009 (beginning 7/1/08). The budget projects a cumulative general fund deficit of $14.5 billion through June 30, 2009, including carry over of the $3.3 billion deficit from the current year. The proposed budget closes much of the gap through 10% across the board reductions to general fund appropriations, excluding debt service, pensions, and other court-mandated spending. The plan would suspend the level of education spending required under Proposition 98 and cut general fund appropriations to K-12 education by $4.4 billion. MediCal, social services, and higher education would each absorb reductions of over $1 billion. The Governor also plans to sell the remaining $3.3 billion of deficit bonds that were authorized in 2004. If enacted as proposed, California would end fiscal 2009 with a $2.8 billion general fund reserve, or 2.7% of budgeted appropriations. However, this austere budget plan is likely to face stiff resistance in the State Legislature.

California’s economy has slowed due to the sharp downturn in housing, softness in consumer spending, and slowing national economic growth. Though the State added 195,000 payroll jobs from January to November 2007, up 1.3% over the same period in 2006, job gains in each of the last three months have been less than 1%. This compares with a 1.9% year-over-year increase for all of 2006. The construction sector lost 12,000 payroll jobs through November, or 1.3%, and the pace of job loss has since accelerated. These job losses have been somewhat offset by increases in education and health services, government, and professional and business activities. The State’s unemployment rate increased to 5.6% in November 2007, up from 4.7% in November 2006. The Department of Finance is projecting 0.7% growth in payroll jobs for 2008, and 4.8% growth in personal income.

California’s ratings remain among the lowest of all the states, reflecting its history of persistent budget deficts. As of the report date, the State’s ratings were A1 from Moody’s Investors Service, A+ from Standard & Poor’s, and A+ from Fitch Ratings. However, Fitch placed the State’s rating on its watch list for potential downgrade in January 2008, following release of the Governor’s large deficit forecast.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 5

Performance and Fund Facts as of 12/31/07

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	California Municipal Money Fund		California AMT Tax-Free Money Fund

	Sweep Shares	Value Advantage Sharestm	Value Advantage Sharestm
Ticker Symbol	SWCXX	SWKXX	SNKXX

Seven-Day Yield[1]	2.76%	2.93%	2.79%

Seven-Day Yield—No Waiver[2]	2.67%	2.80%	2.67%

Seven-Day Effective Yield[1]	2.80%	2.97%	2.83%

Seven-Day Taxable-Equivalent Effective Yield[1,3]	4.80%	5.09%	4.85%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

		California AMT Tax-Free
	California Municipal Money Fund	Money Fund

Weighted Average Maturity	33 days	33 days

Credit Quality of Holdings % of portfolio	100% Tier 1	100% Tier 1

Credit-Enhanced Securities % of portfolio	73%	60%

Minimum Initial Investment[4]
Sweep Investmentstm	*	n/a
Value Advantage Sharestm	$25,000	$25,000
($15,000 for IRA and custodial accounts)[5]

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.
[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[3]	Taxable-equivalent effective yield assumes a 2007 maximum combined federal regular income and California state personal income tax rate of 41.70%. Investment income may be subject to the Alternative Minimum Tax.
[4]	Please see prospectus for further detail and eligibility requirements.
[5]	Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.

6 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2007 and held through December 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/07	at 12/31/07	7/1/07 - 12/31/07

Schwab California Municipal Money Fundtm
Sweep Shares
Actual Return	0.62%	$1,000	$1,015.00	3.15
Hypothetical 5% Return	0.62%	$1,000	$1,022.08	3.16
Value Advantage Sharestm
Actual Return	0.45%	$1,000	$1,015.90	2.29
Hypothetical 5% Return	0.45%	$1,000	$1,022.94	2.29

Schwab California AMT Tax-Free Money Fundtm
Actual Return	0.45%	$1,000	$1,003.60	0.57
Hypothetical 5% Return	0.45%	$1,000	$1,005.87	0.57

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year. For the Schwab California AMT Tax-Free Money Fund, expenses are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 46 days of the period (11/16/07, commencement of operations, through 12/31/07), and divided by 365 days of the fiscal year.

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 7

Schwab California Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
Sweep Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per—Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.02	0.01	0.00 [1]

Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[1]

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	3.02	2.79	1.76	0.59	0.46

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.63	0.64	0.65	0.65	0.65
Gross operating expenses	0.69	0.82	0.82	0.82	0.82
Net investment income (loss)	2.98	2.77	1.74	0.58	0.45
Net assets, end of period ($ x 1,000,000)	5,745	4,539	4,134	4,147	4,169

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
Value Advantage Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per—Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.02	0.01	0.01

Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	3.21	2.99	1.96	0.79	0.66

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.56	0.58	0.59	0.59	0.59
Net investment income (loss)	3.16	2.95	1.96	0.78	0.65
Net assets, end of period ($ x 1,000,000)	5,267	4,201	3,240	2,825	3,061
1 Per-share amount was less than $0.01.

8 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.6%	Municipal Securities	10,972,058	10,972,058

99.6%	Total Investments	10,972,058	10,972,058
0.4%	Other Assets and Liabilities		40,105

100.0%	Net Assets		11,012,163

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.6% of net assets

California 94.8%

Alameda Cnty IDA
RB (Aitchison Family Partnership) Series 1993A
3.44%, 01/02/08 (a)(b)	2,440	2,440
RB (JMS Family Partnership) Series 1995A
3.44%, 01/02/08 (a)(b)	1,000	1,000
Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts) Series 1997A
3.41%, 01/03/08 (a)(b)	3,395	3,395
M/F Housing RB (Port Trinidad Apts) Series 1997C
3.41%, 01/03/08 (a)(b)	1,940	1,940
M/F Housing Refunding RB (Sage Park) Series 1998A
3.45%, 01/03/08 (a)(b)	5,500	5,500
Anaheim Redevelopment Agency
Tax Allocation Refunding Bonds Series A
3.47%, 01/03/08 (a)(b)(c)(d)	8,715	8,715
Association of Bay Area Governments
COP (Harker School Foundation) Series 1998
3.35%, 01/02/08 (a)(b)	3,895	3,895
COP (The Harker School) Series 2007
3.35%, 01/02/08 (a)(b)	9,890	9,890
M/F Housing RB (Artech Building) Series 1999A
3.46%, 01/03/08 (a)(b)	3,200	3,200
M/F Housing RB (Crossing Apts) Series 2002A
3.45%, 01/03/08 (a)(b)	61,450	61,450
M/F Housing RB (Miramar Apts) Series 2000A
3.45%, 01/03/08 (a)(b)	15,000	15,000
M/F Housing RB (Mountain View Apts) Series 1997A
3.47%, 01/03/08 (a)(b)	5,785	5,785
RB (Air Force Village West Inc) Series 2005
3.42%, 01/03/08 (a)(b)	10,695	10,695
RB (Francis Parker School) Series 2005
3.35%, 01/03/08 (a)(b)	5,000	5,000
RB (Public Policy Institute of California) Series 2001A
3.35%, 01/03/08 (a)(b)	10,000	10,000
Bakersfield
Wastewater RB Series 2007A
3.47%, 01/03/08 (a)(b)(c)(d)	3,235	3,235
Bakersfield SD
GO Bonds (Election of 2006) Series 2007A
3.47%, 01/03/08 (a)(b)(c)(d)	2,390	2,390
Bay Area Toll Auth
RB Series 2006F
3.44%, 01/03/08 (a)(c)(d)	3,800	3,800
San Francisco Bay Area Toll Bridge RB Series 2001C
3.15%, 01/03/08 (a)(b)(c)	13,300	13,300
San Francisco Bay Area Toll Bridge RB Series 2001D
3.47%, 01/03/08 (a)(b)(c)(d)	10,125	10,125
San Francisco Bay Area Toll Bridge RB Series 2006B1
3.22%, 01/03/08 (a)(b)(c)	6,000	6,000
San Francisco Bay Area Toll Bridge RB Series 2006C
3.22%, 01/03/08 (a)(b)(c)	77,535	77,535
San Francisco Bay Area Toll Bridge RB Series 2006F
3.48%, 01/03/08 (a)(c)(d)	48,970	48,970
San Francisco Bay Area Toll Bridge RB Series 2006F & 2007F
3.44%, 01/03/08 (a)(c)(d)	15,810	15,810
San Francisco Bay Area Toll Bridge RB Series 2007F
3.45%, 01/03/08 (a)(c)(d)	5,200	5,200
Cabrillo Community College District
GO Bonds (Election of 2004) Series A
3.44%, 01/03/08 (a)(b)(c)(d)	8,575	8,575
GO Bonds (Election of 2004) Series B
3.44%, 01/03/08 (a)(b)(c)(d)	18,065	18,065
California
Economic Recovery Bonds Series 2004A
3.52%, 01/02/08 (a)(c)(d)(f)	100,500	100,500
3.45%, 01/03/08 (a)(b)(c)(d)	31,420	31,420

See financial notes 9

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

3.45%, 01/03/08 (a)(c)(d)(f)	39,995	39,995
3.48%, 01/03/08 (a)(b)(c)(d)	8,495	8,495
3.64%, 01/03/08 (a)(b)(c)(d)	8,873	8,873
Economic Recovery Bonds Series 2004C11
3.25%, 01/02/08 (a)(b)	13,620	13,620
GO Bonds
3.44%, 01/03/08 (a)(b)(c)(d)	92,765	92,765
3.45%, 01/03/08 (a)(b)(c)(d)	23,825	23,825
3.45%, 01/03/08 (a)(b)(c)(d)	28,480	28,480
3.45%, 01/03/08 (a)(b)(c)(d)	30,795	30,795
3.48%, 01/03/08 (a)(b)(c)(d)	15,580	15,580
3.48%, 01/03/08 (a)(b)(c)(d)	4,410	4,410
3.52%, 01/03/08 (a)(b)(c)(d)	16,385	16,385
3.52%, 01/03/08 (a)(b)(c)(d)	8,285	8,285
3.52%, 01/03/08 (a)(b)(c)(d)	6,720	6,720
3.53%, 01/03/08 (a)(b)(c)(d)	9,900	9,900
3.53%, 01/03/08 (a)(b)(c)(d)	10,740	10,740
3.53%, 01/03/08 (a)(b)(c)(d)	17,775	17,775
3.64%, 01/03/08 (a)(b)(c)(d)	7,870	7,870
GO Bonds Series 1999
3.47%, 01/03/08 (a)(b)(c)(d)	10,835	10,835
GO Bonds Series 2004A3
3.55%, 01/02/08 (a)(b)	500	500
GO Bonds Series 2004A5
3.52%, 01/02/08 (a)(b)	1,200	1,200
GO Bonds Series 2007
3.42%, 01/03/08 (a)(b)(c)(d)	15,440	15,440
3.47%, 01/03/08 (a)(b)(c)(d)	12,017	12,017
GO CP Notes
3.34%, 02/01/08 (c)	40,100	40,100
3.10%, 02/06/08 (c)	4,000	4,000
2.59%, 03/05/08 (c)	23,400	23,400
3.10%, 03/19/08 (c)	48,000	48,000
GO Refunding Bonds
3.44%, 01/03/08 (a)(b)(c)(d)	22,135	22,135
3.44%, 01/03/08 (a)(b)(c)(d)	9,530	9,530
3.44%, 01/03/08 (a)(b)(c)(d)	51,835	51,835
3.47%, 01/03/08 (a)(b)(c)(d)	16,830	16,830
3.52%, 01/03/08 (a)(b)(c)(d)	16,250	16,250
GO Refunding Bonds Series 2007
3.45%, 01/03/08 (a)(b)(c)(d)(f)	74,280	74,280
3.46%, 01/03/08 (a)(b)(c)(d)	74,940	74,940
3.47%, 01/03/08 (a)(b)(c)(d)	11,625	11,625
3.47%, 01/03/08 (a)(b)(c)(d)	74,250	74,250
3.52%, 01/03/08 (a)(b)(c)(d)	25,000	25,000
RAN
3.37%, 06/30/08	300,000	300,918
Various Purpose GO Bonds
3.48%, 01/02/08 (a)(b)(c)(d)	6,010	6,010
3.44%, 01/03/08 (a)(b)(c)(d)	9,995	9,995
3.44%, 01/03/08 (a)(b)(c)(d)	18,715	18,715
3.44%, 01/03/08 (a)(b)(c)(d)	4,175	4,175
3.44%, 01/03/08 (a)(b)(c)(d)	31,365	31,365
3.45%, 01/03/08 (a)(b)(c)(d)	30,830	30,830
3.47%, 01/03/08 (a)(b)(c)(d)	4,528	4,528
3.48%, 01/03/08 (a)(b)(c)(d)	11,760	11,760
3.48%, 01/03/08 (a)(b)(c)(d)	16,000	16,000
3.48%, 01/03/08 (a)(b)(c)(d)	6,365	6,365
3.52%, 01/03/08 (a)(b)(c)(d)	18,440	18,440
3.60%, 09/18/08 (b)(c)(d)	37,435	37,435
California Dept of Water Resources
BAN Series 2007A
3.50%, 03/27/08 (b)(c)(d)	63,000	63,000
Power Supply RB Series 2002B1
3.53%, 01/02/08 (a)(b)	2,000	2,000
Power Supply RB Series 2002C1
3.32%, 01/03/08 (a)(b)	2,600	2,600
Power Supply RB Series 2002C11
3.28%, 01/03/08 (a)(b)	3,100	3,100
Power Supply RB Series 2002C3
3.32%, 01/03/08 (a)(b)(c)	12,080	12,080
Power Supply RB Series 2002C8
3.25%, 01/03/08 (a)(b)	3,000	3,000
Power Supply RB Series 2002C9
3.30%, 01/03/08 (a)(b)	8,000	8,000
Power Supply RB Series 2005F4
3.53%, 01/02/08 (a)(b)	2,025	2,025
Power Supply RB Series 2005G3
3.28%, 01/03/08 (a)(b)(c)	7,105	7,105
Power Supply RB Series 2005G6
3.32%, 01/03/08 (a)(b)(c)	2,000	2,000
Water Refunding RB (Big Bear Lake) Series 1996
3.52%, 01/03/08 (a)(b)(c)(d)	8,445	8,445
California Economic Development Financing Auth
IDRB (Calco) Series 1997
3.43%, 01/02/08 (a)(b)	300	300
California Educational Facilities Auth
RB (Chapman University) Series 2000
3.35%, 01/02/08 (a)(b)	3,700	3,700
RB (University of Judaism) Series 1998A
3.51%, 01/03/08 (a)(b)	4,800	4,800
Refunding RB (Pepperdine University) Series 2005A
3.44%, 01/03/08 (a)(b)(c)(d)	25,835	25,835
California Health Facilities Financing Auth
Insured RB (Southern California Presbyterian Homes) Series 1998
3.38%, 01/02/08 (a)(b)(c)	41,175	41,175
RB (Adventist Health System/West) Series 1998B
3.53%, 01/02/08 (a)(b)(c)	1,025	1,025
RB (Catholic Healthcare West) Series 2004K
3.30%, 01/02/08 (a)(b)	7,900	7,900
RB (Kaiser Permanente) Series 1998A
3.44%, 01/03/08 (a)(b)(c)(d)	9,995	9,995
RB (Kaiser Permanente) Series 2006C
3.41%, 01/02/08 (a)	73,200	73,200
RB (Kaiser Permanente) Series 2006E
3.30%, 02/11/08	2,500	2,500
3.25%, 03/12/08	40,000	40,000
RB (Sutter Health) Series 2007A
3.52%, 01/02/08 (a)(c)(d)	29,990	29,990
3.48%, 01/03/08 (a)(c)(d)	15,000	15,000

10 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Refunding RB (Cedars-Sinai Medical Center) Series 2005
3.48%, 01/03/08 (a)(b)(c)(d)	2,425	2,425
California HFA
Home Mortgage RB Series 2001J
3.65%, 01/02/08 (a)(b)(c)	10,960	10,960
Home Mortgage RB Series 2001R
3.70%, 01/02/08 (a)(b)(c)	11,485	11,485
3.70%, 01/02/08 (a)(b)(c)	2,255	2,255
Home Mortgage RB Series 2002J
3.67%, 01/02/08 (a)(b)(c)	5,680	5,680
Home Mortgage RB Series 2003K
3.45%, 01/02/08 (a)(c)	22,000	22,000
3.45%, 01/02/08 (a)(c)	6,600	6,600
Home Mortgage RB Series 2003M
3.42%, 01/02/08 (a)(c)(e)	28,390	28,390
3.70%, 01/02/08 (a)(c)	28,570	28,570
Home Mortgage RB Series 2005A
3.42%, 01/02/08 (a)(c)	31,000	31,000
Home Mortgage RB Series 2005B
3.42%, 01/02/08 (a)(c)(e)	14,605	14,605
3.42%, 01/02/08 (a)(c)(e)	4,660	4,660
3.42%, 01/02/08 (a)(c)	2,000	2,000
Home Mortgage RB Series 2006I
3.52%, 01/03/08 (a)(c)(d)	4,620	4,620
Home Mortgage RB Series 2006K
3.52%, 01/03/08 (a)(c)(d)	6,215	6,215
3.52%, 01/03/08 (a)(c)(d)	4,000	4,000
Home Mortgage RB Series 2007H
3.66%, 01/02/08 (a)(c)	10,330	10,330
Home Mortgage RB Series 2007K
3.70%, 01/02/08 (a)(c)	5,000	5,000
3.70%, 01/02/08 (a)(c)	5,000	5,000
Home Mortgage RB Series J
3.59%, 01/02/08 (a)(c)(d)	12,675	12,675
M/F Housing RB III Series 2001G
3.45%, 01/02/08 (a)(c)	14,120	14,120
California Infrastructure & Economic Development Bank
IDRB (American-De Rosa Lamp Arts) Series 1999
3.52%, 01/02/08 (a)(b)	4,950	4,950
IDRB (Fairmont Sign Co) Series 2000A
3.58%, 01/03/08 (a)(b)	4,250	4,250
IDRB (Nelson Name Plate Co) Series 1999
3.17%, 01/01/08 (a)(b)	2,450	2,450
IDRB (Roller Bearing Co) Series 1999
3.56%, 01/02/08 (a)(b)	2,400	2,400
RB (Asian Art Museum Foundation of SF) Series 2005
3.53%, 01/02/08 (a)(b)(c)	1,000	1,000
RB (Bay Area Toll Bridges Seismic Retrofit) Series 2003A
3.45%, 01/03/08 (a)(b)(c)(d)	37,270	37,270
3.47%, 01/03/08 (a)(b)(c)(d)(f)	47,540	47,540
RB (California Independent System Operator Corp) Series 2004A
3.30%, 01/02/08 (a)(b)(c)	2,000	2,000
RB (J. Paul Getty Trust) Series 2003D
3.50%, 01/02/08 (a)	300	300
RB (SRI International) Series 2003A
3.30%, 01/03/08 (a)(b)	2,350	2,350
RB (The J. Paul Getty Trust) Series 2003B
3.50%, 01/02/08 (a)	2,000	2,000
California Pollution Control Financing Auth
Refunding RB (Pacific Gas & Electric) Series 1996A
3.57%, 01/03/08 (a)(b)(c)(d)	14,830	14,830
Resource Recovery RB (Sanger) Series 1990A
3.49%, 01/02/08 (a)(b)	19,200	19,200
Resource Recovery RB (Wadham Energy) Series 1987B
3.35%, 01/02/08 (a)(b)	1,500	1,500
Solid Waste Disposal RB (Ag Resources III) Series 2004
3.47%, 01/02/08 (a)(b)	5,570	5,570
Solid Waste Disposal RB (Agrifab) Series 2003
3.47%, 01/02/08 (a)(b)	5,800	5,800
Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A
3.47%, 01/02/08 (a)(b)	2,555	2,555
Solid Waste Disposal RB (Athens Disposal Co) Series 1995A
3.47%, 01/02/08 (a)(b)	7,500	7,500
Solid Waste Disposal RB (Athens Disposal Co) Series 1999A
3.47%, 01/02/08 (a)(b)	3,685	3,685
Solid Waste Disposal RB (Athens Services) Series 2001A
3.47%, 01/02/08 (a)(b)	2,895	2,895
Solid Waste Disposal RB (Athens Services) Series 2006A
3.47%, 01/02/08 (a)(b)	20,565	20,565
Solid Waste Disposal RB (Atlas Disposal Industries) Series 1999A
3.47%, 01/02/08 (a)(b)	5,400	5,400
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2005A
3.52%, 01/02/08 (a)(b)	7,280	7,280

See financial notes 11

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (BLT Enterprises of Sacramento) Series 1999A
3.47%, 01/02/08 (a)(b)	7,535	7,535
Solid Waste Disposal RB (Blue Line Transfer) Series 1999A
3.47%, 01/02/08 (a)(b)	3,680	3,680
Solid Waste Disposal RB (Blue Line Transfer) Series 2001A
3.47%, 01/02/08 (a)(b)	3,500	3,500
Solid Waste Disposal RB (Browning-Ferris Industries of California) Series 1997A
3.42%, 01/02/08 (a)(b)	15,400	15,400
Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A
3.45%, 01/02/08 (a)(b)	17,845	17,845
Solid Waste Disposal RB (Burrtec Waste Group Inc) Series 2004
3.45%, 01/02/08 (a)(b)	9,920	9,920
Solid Waste Disposal RB (Burrtec Waste Group Inc) Series 2006A
3.45%, 01/02/08 (a)(b)	18,445	18,445
Solid Waste Disposal RB (Burrtec Waste Industries Inc) Series 2000A
3.45%, 01/02/08 (a)(b)	4,705	4,705
Solid Waste Disposal RB (Burrtec Waste Industries Inc) Series 2002A
3.45%, 01/02/08 (a)(b)	9,900	9,900
Solid Waste Disposal RB (Burrtec Waste Industries Inc.) Series 1997B
3.45%, 01/02/08 (a)(b)	4,600	4,600
Solid Waste Disposal RB (California Waste Solutions) Series 2002A
3.47%, 01/02/08 (a)(b)	9,485	9,485
Solid Waste Disposal RB (California Waste Solutions) Series 2004A
3.47%, 01/02/08 (a)(b)	7,715	7,715
Solid Waste Disposal RB (California Waste Solutions) Series 2007A
3.47%, 01/02/08 (a)(b)	25,905	25,905
Solid Waste Disposal RB (Cedar Avenue Recycling & Transfer Station)
3.47%, 01/02/08 (a)(b)	2,500	2,500
Solid Waste Disposal RB (Cold Canyon Landfill) Series 1998A
3.44%, 01/02/08 (a)(b)	5,845	5,845
Solid Waste Disposal RB (Contra Costa Waste Service) Series 1995A
3.47%, 01/02/08 (a)(b)	2,425	2,425
Solid Waste Disposal RB (CR&R Inc) Series 1995A
3.50%, 01/02/08 (a)(b)	3,160	3,160
Solid Waste Disposal RB (CR&R Inc) Series 2000A
3.50%, 01/02/08 (a)(b)	2,610	2,610
Solid Waste Disposal RB (CR&R Inc) Series 2002A
3.50%, 01/02/08 (a)(b)	3,400	3,400
Solid Waste Disposal RB (CR&R Inc) Series 2006A
3.50%, 01/02/08 (a)(b)	7,840	7,840
Solid Waste Disposal RB (CR&R Inc) Series 2007A
3.50%, 01/02/08 (a)(b)	10,305	10,305
Solid Waste Disposal RB (Desert Properties) Series 2006B
3.50%, 01/02/08 (a)(b)	2,245	2,245
Solid Waste Disposal RB (EDCO Disposal Corp) Series 1996A
3.45%, 01/02/08 (a)(b)(f)	9,455	9,455
Solid Waste Disposal RB (EDCO Disposal Corp) Series 2004A
3.45%, 01/02/08 (a)(b)(f)	20,680	20,680
Solid Waste Disposal RB (EDCO Disposal Corp) Series 2007A
3.45%, 01/02/08 (a)(b)	7,990	7,990
Solid Waste Disposal RB (Escondido Disposal/Jemco Equipment Corp) Series 1998A
3.45%, 01/02/08 (a)(b)	7,600	7,600
Solid Waste Disposal RB (Federal Disposal Service) Series 2001A
3.52%, 01/02/08 (a)(b)	750	750
Solid Waste Disposal RB (Garaventa Enterprises Inc) Series 2006A
3.47%, 01/02/08 (a)(b)	8,970	8,970
Solid Waste Disposal RB (Garden City Sanitation Inc) Series 2007A
3.52%, 01/02/08 (a)(b)	8,110	8,110
Solid Waste Disposal RB (Greenteam of San Jose) Series 1997A
3.44%, 01/02/08 (a)(b)	800	800
Solid Waste Disposal RB (Greenteam of San Jose) Series 2001A
3.44%, 01/02/08 (a)(b)	8,640	8,640
Solid Waste Disposal RB (Greenwaste of Tehama) Series 1999A
3.44%, 01/02/08 (a)(b)	640	640
Solid Waste Disposal RB (GreenWaste Recovery Inc) Series 2006A
3.52%, 01/02/08 (a)(b)	2,930	2,930
Solid Waste Disposal RB (GreenWaste Recovery Inc) Series 2007A
3.52%, 01/02/08 (a)(b)	10,000	10,000

12 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (Madera Disposal Systems Inc) Series 1998A
3.44%, 01/02/08 (a)(b)	1,800	1,800
Solid Waste Disposal RB (MarBorg Industries) Series 2000A
3.47%, 01/02/08 (a)(b)	3,445	3,445
Solid Waste Disposal RB (MarBorg Industries) Series 2002
3.47%, 01/02/08 (a)(b)	4,010	4,010
Solid Waste Disposal RB (MarBorg Industries) Series 2004A
3.47%, 01/02/08 (a)(b)	5,215	5,215
Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A
3.52%, 01/02/08 (a)(b)	3,910	3,910
Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A
3.52%, 01/02/08 (a)(b)	3,560	3,560
Solid Waste Disposal RB (Mill Valley Refuse Service Inc) Series 2003A
3.47%, 01/02/08 (a)(b)	2,225	2,225
Solid Waste Disposal RB (Mottra Corp) Series 2002A
3.52%, 01/02/08 (a)(b)	1,610	1,610
Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A
3.52%, 01/02/08 (a)(b)	4,680	4,680
Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A
3.52%, 01/02/08 (a)(b)	3,440	3,440
Solid Waste Disposal RB (Orange Ave Disposal Co) Series 2002A
3.47%, 01/02/08 (a)(b)	5,610	5,610
Solid Waste Disposal RB (Placer Cnty Eastern Regional Sanitary Landfill Inc) Series 2003A
3.47%, 01/02/08 (a)(b)	4,625	4,625
Solid Waste Disposal RB (Rainbow Disposal Company Inc) Series 2006A
3.52%, 01/02/08 (a)(b)	8,910	8,910
Solid Waste Disposal RB (Ratto Group of Companies) Series 2001A
3.47%, 01/02/08 (a)(b)	6,140	6,140
Solid Waste Disposal RB (Sanco Services) Series 2002A
3.45%, 01/02/08 (a)(b)	5,360	5,360
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A
3.52%, 01/02/08 (a)(b)	1,415	1,415
Solid Waste Disposal RB (Solag Disposal) Series 1997A
3.50%, 01/02/08 (a)(b)	2,135	2,135
Solid Waste Disposal RB (Specialty Solid Waste & Recycling) Series 2001A
3.52%, 01/02/08 (a)(b)	700	700
Solid Waste Disposal RB (Talco Plastics) Series 1997A
3.52%, 01/02/08 (a)(b)	2,975	2,975
Solid Waste Disposal RB (The Ratto Group of Companies Inc) Series 2007A
3.52%, 01/02/08 (a)(b)	26,400	26,400
Solid Waste Disposal RB (Valley Vista Services Inc) Series 2003A
3.52%, 01/02/08 (a)(b)	3,045	3,045
Solid Waste Disposal RB (Valley Vista Services Inc) Series 2007A
3.52%, 01/02/08 (a)(b)	2,920	2,920
Solid Waste Disposal RB (West Valley MRF) Series 1997A
3.52%, 01/02/08 (a)(b)	2,105	2,105
Solid Waste Disposal RB (Zanker Road Landfill) Series 1999C
3.52%, 01/02/08 (a)(b)	4,045	4,045
California Public Works Board
Lease RB (Office of Emergency Services) Series 2007A
3.52%, 01/03/08 (a)(b)(c)(d)	10,315	10,315
Lease RB (Univ of California) Series 2005C
3.46%, 01/03/08 (a)(c)(d)	21,870	21,870
Lease RB Series 1999A
3.48%, 01/02/08 (a)(b)(c)(d)	9,985	9,985
Lease Refunding RB (Dept of Corrections & Rehabilitation) Series 2005J
3.46%, 01/03/08 (a)(b)(c)(d)	41,735	41,735
Lease Refunding RB (Dept of Corrections) Series 1993A
3.44%, 01/03/08 (a)(b)(c)(d)	3,000	3,000
Lease Refunding RB (Univ of California) Series 2007A
3.42%, 01/03/08 (a)(b)(c)(d)	8,935	8,935
3.52%, 01/03/08 (a)(b)(c)(d)	23,687	23,688
Lease Refunding RB (Univ of California) Series 2007C
3.47%, 01/03/08 (a)(b)(c)(d)	11,280	11,280
California Rural Home Mortgage Financing Auth Home Buyers Fund
S/F Mortgage RB Series 2005A
3.66%, 01/02/08 (a)(c)(e)	10,375	10,375
3.66%, 01/02/08 (a)(c)	20,230	20,230
California School Cash Reserve Program Auth
COP (2007-2008 TRANS) Series A
3.62%, 07/01/08 (b)	40,000	40,121
California State University
RB Series 2005A&B
3.47%, 01/03/08 (a)(b)(c)(d)	3,435	3,435

See financial notes 13

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB Series 2005C
3.47%, 01/03/08 (a)(b)(c)(d)	8,835	8,835
3.52%, 01/03/08 (a)(b)(c)(d)	2,900	2,900
3.52%, 01/03/08 (a)(b)(c)(d)	2,900	2,900
RB Series 2007A
3.52%, 01/03/08 (a)(b)(c)(d)	24,750	24,750
Systemwide RB Series 2005A
3.44%, 01/03/08 (a)(b)(c)(d)	11,740	11,740
Systemwide RB Series 2005C
3.44%, 01/03/08 (a)(b)(c)(d)	37,365	37,365
3.46%, 01/03/08 (a)(b)(c)(d)	21,180	21,180
3.48%, 01/03/08 (a)(b)(c)(d)	20,135	20,135
3.52%, 01/03/08 (a)(b)(c)(d)	22,140	22,140
Systemwide RB Series 2007A
3.52%, 01/03/08 (a)(b)(c)(d)	6,695	6,695
TECP Series A
3.40%, 01/09/08 (b)	12,770	12,770
3.05%, 02/07/08 (b)	3,900	3,900
3.29%, 03/03/08 (b)	30,000	30,000
California Statewide Communities Development Auth
COP (Sutter Health) Series 1999E
3.48%, 01/02/08 (a)(b)(c)(d)	5,000	5,000
COP (Sutter Health) Series 2004
3.47%, 01/03/08 (a)(b)(c)(d)	25,873	25,873
IDRB (Golden Valley Grape Juice & Wine) Series 1998
3.55%, 01/02/08 (a)(b)	210	210
IDRB (Integrated Rolling Co) Series 1999A
3.17%, 01/01/08 (a)(b)	500	500
M/F Housing RB (Agave at Elk Grove Apts) Series 2003DD
3.45%, 01/03/08 (a)(b)	15,100	15,100
M/F Housing RB (Bay Vista at MeadowPark Apts) Series 2003NN1
3.45%, 01/03/08 (a)(b)	14,600	14,600
M/F Housing RB (Creekside at MeadowPark Apts) Series 2002HH
3.45%, 01/03/08 (a)(b)	9,795	9,795
M/F Housing RB (Cypress Villa Apts) Series 2000F
3.45%, 01/03/08 (a)(b)	4,725	4,725
M/F Housing RB (Dublin Ranch Senior Apts) Series 2003OO
3.45%, 01/03/08 (a)(b)	15,090	15,090
M/F Housing RB (Dublin Ranch Senior Apts) Series 2006G
3.45%, 01/03/08 (a)(b)	5,010	5,010
M/F Housing RB (Emerald Gardens Apts) Series 2000E
3.45%, 01/03/08 (a)(b)	7,320	7,320
M/F Housing RB (Fairway Family Apts) Series 2003PP
3.45%, 01/03/08 (a)(b)	30,000	30,000
M/F Housing RB (Fairway Family Apts) Series 2006H
3.45%, 01/03/08 (a)(b)	7,000	7,000
M/F Housing RB (Heritage Oaks Apts) Series 2004YY
3.45%, 01/03/08 (a)(b)	6,900	6,900
M/F Housing RB (Kimberly Woods Apts) Series 1995B
3.46%, 01/02/08 (a)(b)	13,400	13,400
M/F Housing RB (Laurel Park Senior Apts) Series 2002H
3.55%, 01/03/08 (a)(b)	5,500	5,500
M/F Housing RB (Los Padres Apts) Series 2003E
3.45%, 01/03/08 (a)(b)	10,750	10,750
M/F Housing RB (Marlin Cove Apts) Series 2000V
3.45%, 01/03/08 (a)(b)	6,000	6,000
M/F Housing RB (Oak Center Towers) Series 2005L
3.45%, 01/03/08 (a)(b)	3,820	3,820
M/F Housing RB (Oakmont of Concord) Series 2002Q
3.45%, 01/03/08 (a)(b)	25,000	25,000
M/F Housing RB (Park David Senior Apts) Series 1999D
3.45%, 01/03/08 (a)(b)	8,220	8,220
M/F Housing RB (Plaza Club Apts) Series 1997A
3.43%, 01/03/08 (a)(b)	14,790	14,790
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE
3.52%, 01/03/08 (a)(b)	12,300	12,300
M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC
3.45%, 01/03/08 (a)(b)	9,100	9,100
M/F Housing RB (The Belmont) Series 2005F
3.45%, 01/03/08 (a)(b)	10,500	10,500
M/F Housing RB (Valley Palms Apts) Series 2002C
3.45%, 01/03/08 (a)(b)	12,000	12,000
M/F Housing RB (Villas at Hamilton Apts) Series 2001HH
3.45%, 01/03/08 (a)(b)	11,440	11,440
M/F Housing RB (Wilshire Court Apts) Series 2004AAA
3.45%, 01/03/08 (a)(b)	15,000	15,000
M/F Housing RB (Woodsong Apts) Series 1997B
3.41%, 01/03/08 (a)(b)	3,127	3,127
M/F Housing RB (Wyndover Apts) Series 2004LL
3.45%, 01/03/08 (a)(b)	17,450	17,450
M/F Housing Refunding RB (Brandon Place Apts) Series 2006D
3.45%, 01/03/08 (a)(b)	6,070	6,070
M/F Housing Refunding RB (Crystal View Apts) Series 2004A
3.45%, 01/03/08 (a)(b)	7,075	7,075
RB (Children’s Hospital of Los Angeles) Series 2007
3.44%, 01/03/08 (a)(b)(c)(d)	37,500	37,500

14 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Elder Care Alliance) Series 2000
3.42%, 01/02/08 (a)(b)	12,560	12,560
RB (Gemological Institute) Series 2001
3.30%, 01/03/08 (a)(b)(c)	580	580
RB (Kaiser Permanente) Series 2002B
3.41%, 01/02/08 (a)	67,115	67,115
RB (Kaiser Permanente) Series 2003A
3.41%, 01/02/08 (a)	30,300	30,300
RB (Kaiser Permanente) Series 2004K
2.75%, 02/07/08	14,000	14,000
3.30%, 02/11/08	14,000	14,000
3.33%, 03/11/08	30,000	30,000
3.25%, 03/12/08	11,000	11,000
RB (Kaiser Permanente) Series 2004M
3.41%, 01/02/08 (a)	14,700	14,700
RB (Kaiser Permanente) Series 2006D
2.60%, 03/06/08	21,500	21,500
3.25%, 03/12/08	20,000	20,000
RB (Kaiser Permanente) Series 2007B
3.48%, 01/03/08 (a)(b)(c)(d)	75,000	75,000
RB (Painted Turtle) Series 2003
3.35%, 01/03/08 (a)(b)	11,650	11,650
RB (Sutter Health) Series 2003A
3.47%, 01/03/08 (a)(b)(c)(d)	7,000	7,000
3.47%, 01/03/08 (a)(b)(c)(d)	14,850	14,850
RB (Sutter Health) Series 2003B
3.47%, 01/03/08 (a)(b)(c)(d)	47,430	47,430
TRAN Program Note Participations Series 2007A2
3.62%, 06/30/08	12,500	12,551
3.68%, 06/30/08	13,365	13,419
TRAN Program Note Participations Series 2007A3
3.18%, 06/30/08	3,000	3,013
3.62%, 06/30/08	15,000	15,063
3.66%, 06/30/08	25,000	25,105
TRAN Program Note Participations Series 2007A4
3.62%, 06/30/08	12,500	12,552
TRAN Program Note Participations Series 2007A5
3.62%, 06/30/08	10,000	10,040
3.68%, 06/30/08	25,520	25,622
Carlsbad
M/F Housing Refunding RB (Santa Fe Ranch Apts) Series 1993A
3.33%, 01/03/08 (a)(b)	14,500	14,500
Central USD
GO Refunding Bonds Series 2005
3.44%, 01/03/08 (a)(b)(c)(d)	11,855	11,855
Chaffey Community College District
GO Bonds (Election of 2002) Series 2007C
3.44%, 01/03/08 (a)(b)(c)(d)	6,000	6,000
Coast Community College District
GO Bonds (Election of 2002) Series 2006B
3.48%, 01/03/08 (a)(b)(c)(d)	7,480	7,480
GO Bonds (Election of 2002) Series 2006C
3.48%, 01/03/08 (a)(b)(c)(d)	17,785	17,785
Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale) Series 1987A
3.43%, 01/03/08 (a)(b)	2,480	2,480
TRAN Series A
3.27%, 12/05/08	50,000	50,325
3.28%, 12/05/08	65,000	65,423
Contra Costa Cnty Public Financing Auth
Tax Allocation RB Series 2007A
3.44%, 01/03/08 (a)(b)(c)(d)	9,500	9,500
Desert Community College District
GO Bonds (Election of 2004) Series 2007C
3.47%, 01/03/08 (a)(b)(c)(d)	28,080	28,080
Desert Sands USD
GO Bonds (Election of 2001) Series 2006
3.44%, 01/03/08 (a)(b)(c)(d)	11,150	11,150
Diamond Bar Public Financing Auth
Lease RB (Community/Senior Center) Series 2002A
3.55%, 01/02/08 (a)(b)	3,825	3,825
East Bay Municipal Utility District
Wastewater System Subordinated RB Series 2007A
3.47%, 01/03/08 (a)(b)(c)(d)	6,600	6,600
Water System CP
3.00%, 02/12/08 (c)	4,000	4,000
3.28%, 03/06/08 (c)	15,200	15,200
3.35%, 03/06/08 (c)	25,000	25,000
3.25%, 03/12/08 (c)	40,000	40,000
Water System Subordinated RB Series 2005A
3.75%, 02/28/08 (b)(c)(d)	11,410	11,410
Water System Subordinated RB Series 2007A
3.52%, 01/03/08 (a)(b)(c)(d)	66,000	66,000
3.52%, 01/03/08 (a)(b)(c)(d)	27,440	27,440
3.53%, 01/03/08 (a)(b)(c)(d)	11,620	11,620
Water System Subordinated Refunding RB Series 2007A
3.52%, 01/03/08 (a)(b)(c)(d)	12,555	12,555
El Cajon Redevelopment Agency
M/F Housing RB (Park-Mollison & Madison Apts) Series 1998
3.43%, 01/03/08 (a)(b)	4,700	4,700
El Camino Community College District
GO Bonds (Election of 2002) Series 2006B
3.44%, 01/03/08 (a)(b)(c)(d)	2,895	2,895

See financial notes 15

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Bonds Series 2003A
3.43%, 01/03/08 (a)(b)(c)(d)	16,100	16,100
El Camino Hospital District
GO Bonds Series 2006
3.46%, 01/03/08 (a)(b)(c)(d)	8,035	8,035
3.48%, 01/03/08 (a)(b)(c)(d)	6,600	6,600
3.60%, 01/03/08 (a)(b)(c)(d)	7,000	7,000
Elk Grove USD
Community Facilities District No.1 Special Tax Bonds (Election of 1998) Series 2005
3.44%, 01/03/08 (a)(b)(c)(d)	16,990	16,990
Elsinore Valley Muni Water District
COP Series 2007A
3.62%, 08/07/08 (b)(c)(d)	12,990	12,990
Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A
3.44%, 01/03/08 (a)(b)(f)	87,715	87,715
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A
3.45%, 01/03/08 (a)(b)	6,900	6,900
Evergreen Elementary SD
GO Refunding Bonds Series 2005
3.52%, 01/03/08 (a)(b)(c)(d)	16,085	16,085
Foothill-DeAnza Community College District
GO Bonds Series A
3.48%, 01/02/08 (a)(c)(d)	9,950	9,950
GO Bonds Series C
3.44%, 01/03/08 (a)(b)(c)(d)	14,995	14,995
Fresno IDA
IDRB (Keiser Corp) Series 1997
3.52%, 01/02/08 (a)(b)	1,160	1,160
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A
3.61%, 01/02/08 (a)(b)(c)(d)	22,550	22,550
3.61%, 01/02/08 (a)(b)(c)(d)	64,385	64,385
3.44%, 01/03/08 (a)(b)(c)(d)	16,995	16,995
3.46%, 01/03/08 (a)(b)(c)(d)	10,250	10,250
3.47%, 01/03/08 (a)(b)(c)(d)	19,805	19,805
3.47%, 01/03/08 (a)(b)(c)(d)	19,460	19,460
3.48%, 01/03/08 (a)(b)(c)(d)	7,500	7,500
3.51%, 01/03/08 (a)(b)(c)(d)	4,000	4,000
3.52%, 01/03/08 (a)(b)(c)(d)	49,030	49,030
3.53%, 01/03/08 (a)(b)(c)(d)	49,500	49,500
3.68%, 01/03/08 (a)(b)(c)(d)	36,000	36,000
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2007
3.61%, 01/02/08 (a)(b)(c)(d)	15,000	15,000
Tobacco Settlement Asset-Backed Bonds Series 2003A1
3.48%, 01/02/08 (a)(c)(d)	43,470	43,470
3.44%, 01/03/08 (a)(c)(d)	21,690	21,690
Tobacco Settlement Asset-Backed Bonds Series 2007A1
3.48%, 01/03/08 (a)(b)(c)(d)	8,990	8,990
3.48%, 01/03/08 (a)(b)(c)(d)	18,665	18,665
Golden Valley USD
GO Bonds (Election of 1999) Series D
3.47%, 01/03/08 (a)(b)(c)(d)	8,447	8,447
Golden West Schools Financing Auth
GO RB (Beverly Hills USD) Series 2005
3.46%, 01/03/08 (a)(b)(c)(d)	8,840	8,840
Grossmont Union High SD
GO Bonds (Election of 2004) Series 2006
3.60%, 01/03/08 (a)(b)(c)(d)	5,575	5,575
Hacienda La Puente Unified SD Facilities Financing Auth
RB Series 2007
3.48%, 01/02/08 (a)(b)(c)(d)	10,910	10,910
Hawthorne Community Facilities District No. 2006-1
Special Tax Bonds (Three Sixty Degrees at South Bay) Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	2,625	2,625
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A
3.52%, 01/03/08 (a)(b)	13,915	13,915
M/F Housing RB (Shorewood Apts) Series 1984A
3.37%, 01/03/08 (a)(b)	10,900	10,900
Hayward Housing Auth
M/F Mortgage Refunding RB (Huntwood Terrace Apts) Series 1993A
3.34%, 01/02/08 (a)(b)	5,055	5,055
Hercules Public Financing Auth
Lease RB Series 2003A
3.35%, 01/03/08 (a)(b)	6,755	6,755
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A
3.43%, 01/03/08 (a)(b)	9,500	9,500
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A
3.43%, 01/03/08 (a)(b)	4,600	4,600
Irvine
Lease RB (Capital Improvement) Series 1985
3.35%, 01/03/08 (a)(b)	1,575	1,575
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 04-20) Series A
3.28%, 01/02/08 (a)(b)	1,390	1,390
Limited Obligation Improvement Bonds (Assessment District No.03-19) Series B
3.47%, 01/02/08 (a)(b)	1,864	1,864
Irwindale Community Redevelopment Agency
Tax Allocation Refunding Parity Bonds (City Industrial Development) Series 2006
3.45%, 01/03/08 (a)(b)(c)(d)	20,275	20,275

16 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Kern Cnty
2007-08 TRAN
3.62%, 06/30/08	25,000	25,106
Kern Community College Safety, Repair & Improvement District
GO Bonds (Election of 2002) Series 2006
3.46%, 01/03/08 (a)(b)(c)(d)	17,130	17,130
Loma Linda
RB (Loma Linda Univ Medical Center) Series 2007B1
3.30%, 01/03/08 (a)(b)	20,000	20,000
RB (Loma Linda Univ Medical Center) Series 2007B2
3.30%, 01/03/08 (a)(b)	36,000	36,000
Long Beach
RB Series 2002B
3.56%, 01/03/08 (a)(b)(c)(d)	11,985	11,985
Refunding RB Series 1998A
3.47%, 01/03/08 (a)(b)(c)(d)	6,570	6,570
Long Beach Harbor
Refunding RB Series 2005A
3.52%, 01/03/08 (a)(b)(c)(d)	2,520	2,520
TECP Series A
3.45%, 02/06/08 (c)	31,400	31,400
Long Beach USD
Capital Improvement Refinancing COP Series 2001
3.42%, 01/03/08 (a)(b)(c)	7,905	7,905
Los Angeles
GO Refunding Bonds Series 1998A
3.52%, 01/03/08 (a)(b)(c)(d)	4,150	4,150
M/F Housing RB (Beverly Park Apts) Series 1988A
3.19%, 01/02/08 (a)(b)	9,000	9,000
M/F Housing RB (Fountain Park Phase II) Series 2000B
3.45%, 01/03/08 (a)(b)	19,515	19,515
M/F Housing RB (Fountain Park) Series 1999P
3.45%, 01/03/08 (a)(b)	9,800	9,800
M/F Housing RB Series 1985K
3.30%, 01/01/08 (a)(b)	752	752
Sanitation Equipment Charge RB Series 2005A
3.52%, 01/03/08 (a)(b)(c)(d)	5,475	5,475
TRAN 2007
3.65%, 06/30/08 (f)	49,600	49,798
3.67%, 06/30/08 (f)	103,000	103,411
Wastewater System Refunding RB Series 2002A
3.47%, 01/03/08 (a)(b)(c)(d)	16,445	16,445
3.49%, 01/03/08 (a)(b)(c)(d)	6,800	6,800
Wastewater System Refunding RB Series 2005A
3.44%, 01/03/08 (a)(b)(c)(d)	5,735	5,735
Wastewater System Subordinate Refunding RB Series 2006A
3.35%, 01/03/08 (a)(b)(c)	1,600	1,600
Wastewater System Subordinate Refunding RB Series 2006D
3.36%, 01/03/08 (a)(b)(c)	4,280	4,280
Los Angeles Cnty
2007-08 TRAN
3.18%, 06/30/08	6,000	6,026
3.62%, 06/30/08	50,000	50,218
3.64%, 06/30/08	7,755	7,789
Los Angeles Cnty Metropolitan Transportation Auth
Prop A First Tier Sr Sales Tax RB Series 2001A
3.43%, 01/03/08 (a)(b)(c)(d)	12,600	12,600
Prop A First Tier Sr Sales Tax Refunding RB Series 2001B
3.53%, 01/03/08 (a)(b)(c)(d)	21,250	21,250
Prop A First Tier Sr Sales Tax Refunding RB Series 2005A
3.52%, 01/03/08 (a)(b)(c)(d)	4,445	4,445
Sales Tax Revenue CP Notes Series A-TE
3.32%, 03/10/08 (b)	4,500	4,500
Second Subordinate Sales Tax Revenue CP Series A
3.00%, 02/05/08 (b)	7,000	7,000
3.34%, 02/05/08 (b)	36,650	36,650
Los Angeles Cnty Sanitation District Financing Auth
Capital Projects RB Series 2005B
3.47%, 01/03/08 (a)(b)(c)(d)	4,000	4,000
Los Angeles Community College District
GO Bonds (Election of 2001) Series 2007A
3.53%, 01/03/08 (a)(b)(c)(d)	75,000	75,000
GO Bonds (Election of 2003) Series 2006E
3.52%, 01/03/08 (a)(b)(c)(d)	35,225	35,225
Los Angeles Community Redevelopment Agency
Lease RB Series 2007B1
3.53%, 01/03/08 (a)(b)(c)(d)	8,765	8,765
M/F Housing RB (Wilshire Station Apts) Series 2003A
3.70%, 01/02/08 (a)(b)	27,300	27,300
M/F Housing RB (Wilshire Station Apts) Series 2004A
3.70%, 01/02/08 (a)(b)	19,700	19,700
Los Angeles Convention & Exhibition Auth
Lease Refunding RB Series 2003B1
3.20%, 01/02/08 (a)(b)(c)	1,000	1,000
Los Angeles Department of Airports
TECP Series A
2.70%, 03/10/08 (b)	5,000	5,000
Los Angeles Dept of Water & Power
Power Supply RB Series 2005A1
3.48%, 01/03/08 (a)(b)(c)(d)	6,000	6,000
Power System RB Series 2001A
3.53%, 01/03/08 (a)(b)(c)(d)	21,250	21,250
Power System RB Series 2001A1
3.44%, 01/03/08 (a)(b)(c)(d)	15,000	15,000
3.60%, 01/03/08 (a)(c)(d)	7,120	7,120
Power System RB Series 2005A1
3.44%, 01/03/08 (a)(b)(c)(d)	8,140	8,140
Power System RB Series 2005A2
3.47%, 01/03/08 (a)(b)(c)(d)	20,800	20,800
Power System RB Series 2007A
3.52%, 01/03/08 (a)(b)(c)(d)	18,630	18,630

See financial notes 17

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Power System RB Series 2007A2
3.44%, 01/03/08 (a)(b)(c)(d)	48,280	48,280
Power System Revenue CP Notes
3.35%, 03/11/08 (c)	25,000	25,000
3.10%, 05/07/08 (c)	47,500	47,500
Water System RB Series 2001A
3.52%, 01/03/08 (a)(b)(c)(d)	13,555	13,555
Water System RB Series 2006A2
3.48%, 01/03/08 (a)(b)(c)(d)	13,330	13,330
Water Works RB Series 1999
3.48%, 01/02/08 (a)(b)(c)(d)	22,090	22,090
Los Angeles Harbor
RB Series 2006D
3.50%, 01/03/08 (a)(b)(c)(d)	12,675	12,675
Refunding RB Series 2005 A&B
3.52%, 01/03/08 (a)(b)(c)(d)	22,780	22,780
Refunding RB Series 2006B
3.47%, 01/03/08 (a)(b)(c)(d)	13,680	13,680
Los Angeles Municipal Improvement Corp
Lease RB (Police Headquarters Facility & Public Works Building) Series 2006A
3.61%, 01/02/08 (a)(b)(c)(d)	18,165	18,165
3.44%, 01/03/08 (a)(b)(c)(d)	14,545	14,545
3.44%, 01/03/08 (a)(b)(c)(d)	3,500	3,500
3.52%, 01/03/08 (a)(b)(c)(d)	23,490	23,490
Lease Revenue TECP Series A1
3.05%, 02/14/08 (b)	15,000	15,000
3.35%, 03/06/08 (b)	3,575	3,575
Los Angeles USD
GO Bonds
3.52%, 01/03/08 (a)(b)(c)(d)	6,570	6,570
GO Bonds (Election of 2002) Series 2005C&E
3.52%, 01/03/08 (a)(b)(c)(d)	28,960	28,960
GO Bonds (Election of 2002) Series 2007B
3.61%, 01/02/08 (a)(b)(c)(d)	10,730	10,730
3.47%, 01/03/08 (a)(b)(c)(d)	12,050	12,050
3.47%, 01/03/08 (a)(b)(c)(d)	7,250	7,250
3.48%, 01/03/08 (a)(b)(c)(d)	15,575	15,575
GO Bonds (Election of 2002) Series B
3.44%, 01/03/08 (a)(b)(c)(d)	3,250	3,250
3.52%, 01/03/08 (a)(b)(c)(d)	13,775	13,775
GO Bonds (Election of 2004) Series 2005E
3.44%, 01/03/08 (a)(b)(c)(d)	3,400	3,400
3.48%, 01/03/08 (a)(b)(c)(d)	3,830	3,830
GO Bonds (Election of 2004) Series 2006F
3.74%, 07/17/08 (b)(c)(d)	16,190	16,190
GO Bonds (Election of 2004) Series 2006G
3.44%, 01/03/08 (a)(b)(c)(d)	4,430	4,430
3.52%, 01/03/08 (a)(b)(c)(d)	8,275	8,275
GO Bonds (Election of 2004) Series 2007H
3.52%, 01/03/08 (a)(b)(c)(d)	24,650	24,650
GO Bonds (Election of 2004) Series H
3.47%, 01/03/08 (a)(b)(c)(d)	6,600	6,600
3.53%, 01/03/08 (a)(b)(c)(d)	17,700	17,700
GO Bonds (Elections of 2004& 2005) Series 2005E & 2006C
3.47%, 01/03/08 (a)(b)(c)(d)	33,999	33,999
GO Bonds Series 2004H
3.52%, 01/03/08 (a)(b)(c)(d)	24,750	24,750
GO Refunding Bonds Series 2005A1
3.52%, 01/03/08 (a)(b)(c)(d)	46,080	46,080
3.52%, 01/03/08 (a)(b)(c)(d)	8,050	8,050
GO Refunding Bonds Series 2005A2
3.52%, 01/03/08 (a)(b)(c)(d)	8,040	8,040
GO Refunding Bonds Series 2006B
3.44%, 01/03/08 (a)(b)(c)(d)	5,365	5,365
3.52%, 01/03/08 (a)(b)(c)(d)	4,330	4,330
GO Refunding Bonds Series 2007A1
3.44%, 01/03/08 (a)(b)(c)(d)	21,340	21,340
3.44%, 01/03/08 (a)(b)(c)(d)	18,565	18,565
3.52%, 01/03/08 (a)(b)(c)(d)	5,070	5,070
GO Refunding Bonds Series 2007A2
3.48%, 01/02/08 (a)(b)(c)(d)	2,420	2,420
3.47%, 01/03/08 (a)(b)(c)(d)	11,810	11,810
GO Refunding Bonds Series A1
3.44%, 01/03/08 (a)(b)(c)(d)	11,695	11,695
3.53%, 01/03/08 (a)(b)(c)(d)	2,135	2,135
GO Refunding Bonds Series B
3.44%, 01/03/08 (a)(b)(c)(d)	19,380	19,380
TRAN Series A
3.18%, 12/29/08	48,000	48,380
M-S-R Public Power Agency
Subordinate Lien RB (San Juan) Series 1997E
3.30%, 01/03/08 (a)(b)(c)	1,050	1,050
Madera Cnty
Lease RB (Madera Municipal Golf Course Refinancing) Series 1993
3.37%, 01/03/08 (a)(b)	2,715	2,715
Martinez
M/F Housing Refunding RB (Muirwood Garden Apts) Series 2003A
3.30%, 01/02/08 (a)(b)	6,800	6,800
Merced Irrigation District
Electric System Refunding RB Series 2005
3.53%, 01/03/08 (a)(b)(c)(d)	3,250	3,250
Metropolitan Water District of Southern California
RB Series 2000B4
3.33%, 01/02/08 (a)(c)	28,100	28,100
Modesto Irrigation District
COP (1996 Refunding & Capital Improvements) Series 2006A
3.52%, 01/03/08 (a)(b)(c)(d)	2,260	2,260
COP (1996 Refunding & Capital Improvements) Series 2007
3.61%, 01/02/08 (a)(b)(c)(d)	10,225	10,225

18 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Moreno Valley Community Redevelopment Agency
Tax Allocation Bonds Series A
3.44%, 01/03/08 (a)(b)(c)(d)	6,175	6,175
Mt Diablo USD
GO Bonds (Election of 2002) Series 2004
3.44%, 01/03/08 (a)(b)(c)(d)	10,590	10,590
Mt San Antonio Community College District
GO Bonds (Election of 2001) Series 2004B
3.43%, 01/03/08 (a)(b)(c)(d)	13,140	13,140
GO Bonds (Election of 2001) Series 2006C
3.48%, 01/03/08 (a)(b)(c)(d)	4,845	4,845
Natomas USD
GO Bonds (Election of 2006) Series 2006 & 2007
3.44%, 01/03/08 (a)(b)(c)(d)	13,500	13,500
Newport-Mesa USD
GO Bonds (Election of 2005) Series 2007
3.46%, 01/03/08 (a)(b)(c)(d)	31,425	31,425
Northern California Gas Auth
Gas Project RB Series 2007B
3.47%, 01/03/08 (a)(c)(d)	14,100	14,100
3.49%, 01/03/08 (a)(c)(d)(f)	44,422	44,422
Oakland
Insured RB (180 Harrison Foundation) Series 1999A
3.48%, 01/02/08 (a)(b)(c)(d)	4,500	4,500
Oakland USD
GO Bonds (Election of 2006) Series 2006
3.44%, 01/03/08 (a)(b)(c)(d)	24,985	24,985
Oceanside
M/F Mortgage RB (Riverview Springs Apts) Series 1990A
3.43%, 01/03/08 (a)(b)	13,870	13,870
Ohlone Community College District
GO Bonds (Election of 2002) Series B
3.44%, 01/03/08 (a)(b)(c)(d)	10,000	10,000
Ontario Housing Auth
M/F Housing RB (Parc Vista) Series 2006B
3.44%, 01/03/08 (a)(b)	6,960	6,960
M/F Housing RB (Terrace View) Series 2006A
3.44%, 01/03/08 (a)(b)	6,240	6,240
Orange Cnty
Apartment Development Refunding RB (Villas Aliento) Series 1998E
3.35%, 01/03/08 (a)(b)	4,500	4,500
COP (Florence Crittenton Services) Series 1990
3.19%, 01/02/08 (a)(b)	4,300	4,300
Orange Cnty Local Transportation Auth
Sales Tax Revenue CP Notes
3.34%, 03/05/08 (b)	17,600	17,600
Orange Cnty Sanitation District
COP Series 2003
3.52%, 01/03/08 (a)(b)(c)(d)	2,133	2,133
COP Series 2007B
3.44%, 01/03/08 (a)(b)(c)(d)	16,665	16,665
3.47%, 01/03/08 (a)(b)(c)(d)	7,810	7,810
3.48%, 01/03/08 (a)(b)(c)(d)	7,000	7,000
Refunding COP Series 2000A
3.28%, 01/02/08 (a)(c)	1,000	1,000
Oxnard Financing Auth
Water Revenue Project Bonds Series 2006
3.45%, 01/03/08 (a)(b)(c)(d)	11,740	11,740
Palm Desert Financing Auth
Tax Allocation Refunding RB (Project Area No.2) Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	6,500	6,500
Palm Springs USD
GO Bonds (Election of 2004) Series A
3.48%, 01/03/08 (a)(b)(c)(d)	10,400	10,400
Palomar Pomerado Health
GO Bonds (Election of 2004) Series 2007A
3.42%, 01/03/08 (a)(b)(c)(d)	9,835	9,835
3.45%, 01/03/08 (a)(b)(c)(d)	5,820	5,820
3.47%, 01/03/08 (a)(b)(c)(d)	15,525	15,525
Paramount USD
GO Bonds (Election of 2006) Series 2007
3.70%, 02/28/08 (a)(b)(c)(d)	5,000	5,000
Pasadena
COP (City Hall & Park Improvements) Series 2003
3.28%, 01/03/08 (a)(b)(c)	8,590	8,590
Peralta Community College District
GO Bonds (Election of 2006) Series 2007B
3.48%, 01/03/08 (a)(b)(c)(d)	12,800	12,800
Petaluma Community Development Commission
M/F Housing RB (Oakmont) Series 1996A
3.55%, 01/03/08 (a)(b)	3,150	3,150
Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A
3.47%, 01/03/08 (a)(b)	4,959	4,959
Placer Cnty Water Agency
Second Sr Water Revenue COP Series 2007
3.45%, 01/03/08 (a)(b)(c)(d)	12,555	12,555
Pleasant Hill
M/F Mortgage RB (Brookside Apts) Series 1988A
3.28%, 01/02/08 (a)(b)	3,700	3,700
Pleasanton
M/F Housing RB (Busch Senior Housing) Series 2003A
3.45%, 01/03/08 (a)(b)	2,360	2,360
Port of Oakland
CP Series D
3.39%, 01/18/08 (b)	25,680	25,680
3.44%, 01/22/08 (b)	18,995	18,995

See financial notes 19

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Intermediate Lien Refunding RB Series 2007A
3.56%, 01/03/08 (a)(b)(c)(d)	7,500	7,500
RB Series 2000K
3.53%, 01/02/08 (a)(b)(c)(d)	15,000	15,000
3.52%, 01/03/08 (a)(b)(c)(d)	8,415	8,415
3.52%, 01/03/08 (a)(b)(c)(d)	9,700	9,700
RB Series 2002L
3.67%, 01/03/08 (a)(b)(c)(d)	13,000	13,000
Poway USD
GO Bonds (Election of 2002) Series 2006B
3.48%, 01/03/08 (a)(b)(c)(d)	7,100	7,100
Rancho Water District Financing Auth
RB Series 2002A
3.52%, 01/03/08 (a)(b)(c)(d)	8,435	8,435
Redwood City
COP (City Hall) Series 1998
3.35%, 01/03/08 (a)(b)	4,585	4,585
Richmond
M/F Housing RB (Baycliff Apts) Series 2004A
3.45%, 01/03/08 (a)(b)	28,800	28,800
Richmond Joint Powers Financing Auth
Lease RB (Refunding & Civic Center Project) Series 2007
3.42%, 01/03/08 (a)(b)(c)	40,000	40,000
Riverside Cnty
Transportation Commission CP Notes (Limited Tax Bonds)
3.37%, 03/06/08 (b)	6,900	6,900
Riverside Cnty Asset Leasing Corp
Leasehold RB (Southwest Justice Ctr) Series 2000B
3.34%, 01/02/08 (a)(b)(c)	1,300	1,300
Riverside Cnty Housing Auth
M/F Housing RB (Victoria Springs Apts) Series 1989C
3.43%, 01/03/08 (a)(b)	9,000	9,000
Riverside Community College District
GO Bonds (Election of 2004) Series 2007C
3.53%, 01/03/08 (a)(b)(c)(d)	8,600	8,600
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District Bonds Series 2007A
3.47%, 01/03/08 (a)(b)(c)(d)	7,160	7,160
Sacramento Cnty
COP (Animal Care/Youth Detention Facilities) Series 2007
3.47%, 01/03/08 (a)(b)(c)(d)	21,345	21,345
Housing Auth M/F Housing RB (Ashford Heights Apts) Series 2006H
3.45%, 01/03/08 (a)(b)	21,850	21,850
Special Facilities Airport RB (Cessna Aircraft Co) Series 1998
3.45%, 01/03/08 (a)(b)	7,800	7,800
TRAN Series 2007A
3.67%, 07/09/08	25,000	25,103
3.68%, 07/09/08	20,000	20,082
Sacramento Cnty Housing Auth
M/F Housing RB (Hastings Park Apts) Series 2004G
3.45%, 01/03/08 (a)(b)	16,500	16,500
M/F Housing RB (Logan Park Apts) Series 2007E
3.48%, 01/03/08 (a)(b)	24,000	24,000
M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C
3.43%, 01/03/08 (a)(b)	32,500	32,500
Sacramento Cnty Sanitation District Financing Auth
RB Series 2004A
3.48%, 01/03/08 (a)(b)(c)(d)	3,230	3,230
Refunding RB (Sacramento Regional Cnty Sanitation District) Series 2007B
3.52%, 01/03/08 (a)(b)(c)(d)	11,165	11,165
Refunding RB Series 2007B
3.61%, 01/02/08 (a)(b)(c)(d)	5,000	5,000
Sacramento Cnty Water Finance Auth
RB (Water Agency Zones 40 & 41) Series 2007B
3.64%, 01/03/08 (a)(b)(c)(d)	57,950	57,950
Sacramento Finance Auth
Capital Improvement RB Series 2006A
3.52%, 01/03/08 (a)(b)(c)(d)	7,260	7,260
Refunding RB (Master Lease Program Facilities) Series 2006E
3.46%, 01/03/08 (a)(b)(c)(d)	15,600	15,600
3.52%, 01/03/08 (a)(b)(c)(d)	9,780	9,780
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G
3.45%, 01/03/08 (a)(b)	17,200	17,200
M/F Housing RB (Carlton Plaza of Sacramento Senior Apts) Series 2003E
3.43%, 01/03/08 (a)(b)	14,000	14,000
M/F Housing RB (Hurley Creek Senior Apts) Series 2006E
3.45%, 01/03/08 (a)(b)	13,105	13,105
M/F Housing RB (St Anton Building Apts) Series 2003I
3.45%, 01/03/08 (a)(b)	8,000	8,000
M/F Housing RB (Valencia Point Apts) Series 2006I
3.45%, 01/03/08 (a)(b)	7,335	7,335
Sacramento Municipal Utility District Financing Auth
Consumers Project RB Series 2006
3.52%, 01/03/08 (a)(b)(c)(d)	10,475	10,475
Sacramento USD
GO Bonds (Election of 1999) Series C
3.44%, 01/03/08 (a)(b)(c)(d)	14,485	14,485
San Bernardino City USD
GO Bonds (Election of 2004) Series B
3.48%, 01/03/08 (a)(b)(c)(d)	11,325	11,325

20 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

San Bernardino Cnty Flood Control District
Judgment Obligation Bonds Series A
3.44%, 01/03/08 (a)(b)(c)(d)	6,430	6,430
San Diego
Water Utility COP Series 1998
3.53%, 01/03/08 (a)(b)(c)(d)	7,785	7,785
San Diego Cnty & SD Pool Program
TRAN Program Note Participations Series 2007A
3.60%, 06/30/08	10,000	10,043
TRAN Program Note Participations Series 2007B
3.62%, 06/30/08	12,500	12,552
San Diego Cnty Regional Airport Auth
3.53%, 01/09/08 (b)	22,254	22,254
3.48%, 01/10/08 (b)	8,376	8,376
Refunding RB Series 2005
3.52%, 01/03/08 (a)(b)(c)(d)	5,875	5,875
San Diego Cnty Regional Transportation Commission
Subordinate Sales Tax Revenue CP Notes (Limited Tax Bonds) Series A
2.82%, 02/06/08 (c)	13,026	13,026
2.77%, 02/07/08 (c)	5,950	5,950
Subordinate Sales Tax Revenue CP Notes (Limited Tax Bonds) Series B
3.10%, 02/12/08 (c)	1,675	1,675
San Diego Cnty Water Auth
CP Series 1
2.82%, 02/06/08 (c)	45,000	45,000
2.71%, 03/11/08 (c)	3,250	3,250
CP Series 2
2.77%, 02/07/08 (c)	50,500	50,500
3.20%, 06/12/08 (c)	25,000	25,000
San Diego Community College District
GO Bonds (Election of 2002) Series 2005
3.44%, 01/03/08 (a)(b)(c)(d)	5,300	5,300
3.48%, 01/03/08 (a)(b)(c)(d)	19,590	19,590
3.60%, 01/03/08 (a)(b)(c)(d)	5,225	5,225
GO Bonds (Election of 2006) Series 2007
3.44%, 01/03/08 (a)(b)(c)(d)	12,545	12,545
3.44%, 01/03/08 (a)(b)(c)(d)	14,085	14,085
GO Series 2005
3.44%, 01/03/08 (a)(b)(c)(d)	17,495	17,495
San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B
3.45%, 01/03/08 (a)(b)	9,000	9,000
M/F Housing RB (Villa Nueva Apts) Series 2007F
3.45%, 01/03/08 (a)(b)	34,100	34,100
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B
3.43%, 01/03/08 (a)(b)	6,000	6,000
San Diego Public Facilities Financing Auth
Subordinate Sewer Revenue Notes Series 2007
3.48%, 01/03/08 (a)(b)(c)(d)	31,500	31,500
San Diego USD
GO Bonds Series 2002D
3.44%, 01/03/08 (a)(b)(c)(d)	12,280	12,280
GO Bonds Series 2003E
3.44%, 01/03/08 (a)(b)(c)(d)	25,165	25,165
GO Refunding Bonds (Election of 1998) Series 2006 F1 & G1
3.46%, 01/03/08 (a)(b)(c)(d)	17,285	17,285
3.52%, 01/03/08 (a)(b)(c)(d)	5,710	5,710
GO Refunding Bonds (Election of 1998) Series 2006F1
3.60%, 01/03/08 (a)(b)(c)(d)	4,230	4,230
TRAN Series 2007-2008 A
3.66%, 07/22/08	25,000	25,111
3.67%, 07/22/08	26,500	26,618
San Francisco
GO Bonds (Laguna Honda Hospital) Series 2005A
3.48%, 01/03/08 (a)(b)(c)(d)	10,365	10,365
GO Bonds (Laguna Honda Hospital) Series 2005I
3.52%, 01/03/08 (a)(b)(c)(d)	4,340	4,340
M/F Housing Refunding RB (City Heights Apts) Series 1997A
3.46%, 01/02/08 (a)(b)	20,800	20,800
San Francisco Airports Commission
Refunding RB (San Francisco International Airport) Second Series Issue 27A
3.47%, 01/03/08 (a)(b)(c)(d)	4,500	4,500
Second Series RB (San Francisco International Airport) Series 18B
3.64%, 01/03/08 (a)(b)(c)(d)	16,255	16,255
Second Series RB (San Francisco International Airport) Series 24A
3.53%, 01/03/08 (a)(b)(c)(d)	12,670	12,670
Second Series Refunding RB (San Francisco International Airport) Series 32G
3.44%, 01/03/08 (a)(b)(c)(d)	7,600	7,600
Second Series Refunding RB (San Francisco International Airport) Series 33A
3.70%, 01/02/08 (a)(b)(c)	10,630	10,630
Second Series Refunding RB (San Francisco International Airport) Series 33E
3.36%, 01/02/08 (a)(b)(c)	25,000	25,000
Second Series Refunding RB (San Francisco International Airport) Series 33H
3.30%, 01/02/08 (a)(b)(c)	12,700	12,700
San Francisco Bay Area Rapid Transit
GO Bonds (Election of 2004) Series 2007B
3.47%, 01/03/08 (a)(c)(d)	19,080	19,080
3.47%, 01/03/08 (a)(c)(d)	9,900	9,900
3.48%, 01/03/08 (a)(c)(d)	4,950	4,950
3.48%, 01/03/08 (a)(c)(d)	9,205	9,205
3.48%, 01/03/08 (a)(c)(d)	7,175	7,175
3.50%, 01/03/08 (a)(c)(d)	8,205	8,205

See financial notes 21

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Sales Tax Refunding RB Series 2005A
3.61%, 01/02/08 (a)(b)(c)(d)	9,465	9,465
Sales Tax Refunding RB Series 2006A
3.44%, 01/03/08 (a)(b)(c)(d)	7,525	7,525
San Francisco City & Cnty Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A2
3.42%, 01/02/08 (a)(b)	3,750	3,750
San Francisco Cnty Transportation Auth
CP Series A&B
3.38%, 02/26/08 (c)	12,500	12,500
San Francisco Community College District
GO Bonds (Election of 2005) Series B
3.47%, 01/03/08 (a)(b)(c)(d)	11,410	11,410
San Francisco Public Utilities Commission
Wastewater CP
3.38%, 03/14/08 (b)	2,500	2,500
Water RB Series 2006A
3.44%, 01/03/08 (a)(b)(c)(d)	12,995	12,995
3.47%, 01/03/08 (a)(b)(c)(d)	26,940	26,940
3.52%, 01/03/08 (a)(b)(c)(d)	19,650	19,650
San Francisco USD
GO Bonds (Election of 2003) Series 2005B
3.48%, 01/03/08 (a)(b)(c)(d)	2,645	2,645
3.52%, 01/03/08 (a)(b)(c)(d)	9,720	9,720
San Gabriel Valley Council of Governments
Alameda Corridor-East Construction Project Grant Anticipation Notes
2.85%, 02/06/08 (b)	16,100	16,100
2.77%, 02/07/08 (b)	11,700	11,700
3.37%, 03/06/08 (b)	13,400	13,400
San Jacinto USD
GO Bonds (Election of 2006) Series 2007
3.48%, 01/02/08 (a)(b)(c)(d)	3,300	3,300
San Joaquin Cnty Public Facilities Financing Corporation
COP Series 2007 (Cnty Administration Building)
3.45%, 01/03/08 (a)(b)(c)(d)	41,075	41,075
San Joaquin Hills Transportation Corridor Agency
Toll Road Refunding RB Series 1997A
3.49%, 01/03/08 (a)(b)(c)(d)	5,690	5,690
San Jose
Airport RB Series 2007A
3.47%, 01/03/08 (a)(b)(c)(d)	6,420	6,420
3.48%, 01/03/08 (a)(b)(c)(d)	5,530	5,530
3.50%, 01/03/08 (a)(b)(c)(d)	8,125	8,125
3.50%, 01/03/08 (a)(b)(c)(d)	7,500	7,500
GO Bonds Series 2002
3.47%, 01/03/08 (a)(b)(c)(d)	11,971	11,971
GO Bonds Series 2007
3.44%, 01/03/08 (a)(b)(c)(d)	14,995	14,995
M/F Housing RB (Almaden Family Apts) Series 2003D
3.45%, 01/03/08 (a)(b)	4,000	4,000
M/F Housing RB (Almaden Lake Village Apts) Series 1997A
3.43%, 01/03/08 (a)(b)	25,000	25,000
M/F Housing RB (Raintree Apts) Series 2005A
3.47%, 01/03/08 (a)(b)	10,500	10,500
M/F Housing RB (Siena at Renaissance Square Apts) Series 1996A
3.45%, 01/03/08 (a)(b)	10,500	10,500
San Jose Financing Auth
Lease RB (Civic Center) Series 2002C
3.25%, 01/02/08 (a)(b)(c)	4,420	4,420
Lease Refunding RB Series 2006A (Civic Center)
3.72%, 07/10/08 (b)(c)(d)	10,680	10,680
San Jose Redevelopment Agency
Subordinate Tax Allocation Bonds (Merged Area Redevelopment) Series 2005C
3.46%, 01/02/08 (a)(b)	7,785	7,785
Subordinate Tax Allocation Bonds (Merged Area Redevelopment) Series 2005D
3.43%, 01/02/08 (a)(b)	9,500	9,500
Tax Allocation Refunding Bonds (Merged Area Redevelopment) Series 2005A
3.52%, 01/03/08 (a)(b)(c)(d)	15,545	15,545
Tax Allocation Refunding Bonds (Merged Area Redevelopment) Series 2006C
3.42%, 01/03/08 (a)(b)(c)(d)	26,140	26,140
3.44%, 01/03/08 (a)(b)(c)(d)	16,900	16,900
Tax Allocation Refunding Bonds (Merged Area Redevelopment) Series 2006D
3.46%, 01/03/08 (a)(b)(c)(d)	24,600	24,600
3.47%, 01/03/08 (a)(b)(c)(d)	9,610	9,610
3.52%, 01/03/08 (a)(b)(c)(d)	23,000	23,000
San Jose USD
GO Bonds (Election of 2002) Series 2006C
3.52%, 01/03/08 (a)(b)(c)(d)	4,125	4,125
3.60%, 01/03/08 (a)(b)(c)(d)	1,410	1,410
San Jose-Evergreen Community College District
GO Bonds (Election of 2004) Series A
3.47%, 01/03/08 (a)(b)(c)(d)	12,412	12,413
San Juan USD
GO Bonds (Election of 2002) Series 2007
3.52%, 01/03/08 (a)(b)(c)(d)	10,775	10,775
San Luis Obispo Cnty Finance Auth
RB (Nacimiento Water Project) Series 2007A
3.47%, 01/03/08 (a)(b)(c)(d)	12,210	12,210
3.52%, 01/03/08 (a)(b)(c)(d)	6,920	6,920

22 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A
3.53%, 01/03/08 (a)(b)	13,390	13,390
San Mateo Cnty Community College District
GO Bonds (Election of 2001) Series 2005B
3.70%, 01/24/08 (a)(b)(c)(d)	2,655	2,655
GO Bonds (Election of 2001) Series 2005B & (Election of 2005) Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	13,035	13,035
GO Bonds (Election of 2005) Series 2006B
3.47%, 01/03/08 (a)(b)(c)(d)	1,500	1,500
3.49%, 01/03/08 (a)(b)(c)(d)	12,470	12,470
San Mateo Cnty Transit District
Limited Tax Refunding Bonds Series 2005A
3.44%, 01/03/08 (a)(b)(c)(d)	9,995	9,995
3.52%, 01/03/08 (a)(b)(c)(d)	8,685	8,685
San Pablo Redevelopment Agency
Subordinate Tax Allocation Bonds (Tenth Township Redevelopment) Series 2006
3.68%, 01/02/08 (a)(b)(c)	8,900	8,900
San Ramon Public Financing Auth
Tax Allocation Bonds Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	3,995	3,995
Santa Clara Cnty Financing Auth
Lease RB (Multiple Facilities) Series 2007K
3.47%, 01/03/08 (a)(b)(c)(d)	48,010	48,010
3.48%, 01/03/08 (a)(b)(c)(d)	14,285	14,285
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C
3.55%, 01/03/08 (a)(b)	10,070	10,070
Santa Clara Valley Water District
Revenue COP Series 2007A
3.61%, 01/02/08 (a)(b)(c)(d)	12,360	12,360
Santa Cruz Cnty
TRAN 2007-2008
3.66%, 07/11/08	25,000	25,106
Santa Fe Springs Community Development Commission
Consolidated Redevelopment Tax Allocation Bonds Series 2006A
3.44%, 01/03/08 (a)(b)(c)(d)	9,325	9,325
Santa Fe Springs IDA
IDRB (Tri-West) Series 1983
3.60%, 01/02/08 (a)(b)	4,000	4,000
Santa Rosa Housing Auth
M/F Housing RB (Quail Run Apts) Series 1997A
3.60%, 01/03/08 (a)(b)	7,790	7,790
Santee Cnty SD
GO Bonds (Election of 2006) Series 2007A
3.47%, 01/03/08 (a)(b)(c)(d)	7,175	7,175
Sequoia Union High SD
GO Refunding Bonds Series 2006
3.45%, 01/03/08 (a)(b)(c)(d)	4,105	4,105
Simi Valley School Financing Auth
GO RB Series 2007
3.52%, 01/03/08 (a)(b)(c)(d)	7,035	7,035
Simi Valley USD
GO Bonds (Election of 2004) Series 2007C
3.46%, 01/03/08 (a)(b)(c)(d)	7,500	7,500
Sonoma Cnty Junior College District
GO Bonds (Election of 2002) Series B
3.60%, 01/03/08 (a)(b)(c)(d)	6,370	6,370
Sonoma Cnty Junior College District
GO Bonds (Election of 2002) Series B
3.73%, 03/13/08 (b)(c)(d)	16,490	16,490
South Coast Local Education Agencies
TRAN Program Note Participations Series 2007A
3.68%, 06/30/08	55,000	55,215
Southern California HFA
S/F Mortgage RB Series 2004A
3.37%, 01/02/08 (a)(c)	18,695	18,695
Southern California Home Financing Auth
S/F Mortgage RB Series 2004B
3.37%, 01/02/08 (a)(c)	62,775	62,775
3.37%, 01/02/08 (a)(c)	25,265	25,265
Southern California Metropolitan Water District
RB Series 1997B
3.28%, 01/03/08 (a)(c)	2,900	2,900
RB Series 1999A
3.48%, 01/02/08 (a)(c)(d)	17,000	17,000
RB Series 2000B3
3.52%, 01/02/08 (a)(c)	2,000	2,000
RB Series 2001C2
3.57%, 01/02/08 (a)(c)	800	800
RB Series 2005C
3.52%, 01/03/08 (a)(c)(d)	7,970	7,970
RB Series 2006A
3.44%, 01/03/08 (a)(c)(d)	5,495	5,495
3.46%, 01/03/08 (a)(c)(d)	15,625	15,625
3.47%, 01/03/08 (a)(c)(d)(f)	50,000	50,000
3.48%, 01/03/08 (a)(c)(d)	4,300	4,300
Southern California Public Power Auth
Gas Project RB Series 2007B
3.50%, 01/03/08 (a)(c)(d)	100,000	100,000
Transmission Project RB (Subordinate Refunding) Series 1991
3.34%, 01/02/08 (a)(b)	4,000	4,000
State Center Community College District
GO Bonds (Election of 2002) Series 2007A
3.44%, 01/03/08 (a)(b)(c)(d)	8,335	8,335
Stockton USD
GO Bonds (Election of 2005) Series 2007
3.44%, 01/03/08 (a)(b)(c)(d)	6,380	6,380

See financial notes 23

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Sweetwater Union High SD
GO Bonds (Election of 2000) Series C
3.47%, 01/03/08 (a)(b)(c)(d)	13,900	13,900
Tobacco Securitization Auth of Southern California
Tobacco Settlement Asset-Backed Sr Bonds Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	16,660	16,660
Univ of California
CP Notes Series A
3.42%, 01/08/08	34,000	34,000
General RB Series 2003A
3.45%, 01/03/08 (a)(b)(c)(d)	8,265	8,265
3.45%, 01/03/08 (a)(b)(c)(d)	9,005	9,005
General RB Series 2005F
3.47%, 01/03/08 (a)(b)(c)(d)	6,595	6,595
General RB Series 2007J
3.44%, 01/03/08 (a)(c)(d)	6,100	6,100
3.44%, 01/03/08 (a)(b)(c)(d)	5,635	5,635
3.47%, 01/03/08 (a)(b)(c)(d)	25,115	25,115
3.47%, 01/03/08 (a)(b)(c)(d)	24,000	24,000
3.48%, 01/03/08 (a)(b)(c)(d)	25,160	25,160
General RB Series G
3.52%, 01/03/08 (a)(b)(c)(d)	10,490	10,490
3.60%, 01/03/08 (a)(b)(c)(d)	7,405	7,405
GO Bonds Series J
3.45%, 01/03/08 (a)(b)(c)(d)	3,000	3,000
Limited Project RB Series 2005B
3.51%, 01/02/08 (a)(b)(c)(d)	4,600	4,600
3.45%, 01/03/08 (a)(b)(c)(d)	10,300	10,300
3.48%, 01/03/08 (a)(b)(c)(d)	6,470	6,470
Limited Project RB Series 2007D
3.44%, 01/03/08 (a)(b)(c)(d)	27,085	27,085
Medical Center Pooled RB Series 2007A
3.44%, 01/03/08 (a)(b)(c)(d)	19,380	19,380
Medical Center Pooled RB Series 2007B1
3.44%, 01/02/08 (a)(c)	3,700	3,700
Medical Center Pooled RB Series 2007C2
3.61%, 01/02/08 (a)(b)(c)(d)	8,000	8,000
3.61%, 01/02/08 (a)(b)(c)(d)	14,000	14,000
3.47%, 01/03/08 (a)(c)(d)	36,000	36,000
Medical Center Pooled RB Series A
3.44%, 01/03/08 (a)(b)(c)(d)	29,495	29,495
RB (Multiple Purpose) Series K
3.48%, 01/03/08 (a)(c)(d)	15,405	15,405
RB (Multiple Purpose) Series O
3.52%, 01/03/08 (a)(b)(c)(d)	7,995	7,995
Various California Education Issuers
Bonds Series 2006
3.47%, 01/03/08 (a)(b)(c)(d)	31,150	31,150
Victor Valley Community College District
COP Series 1997
3.55%, 01/03/08 (a)(b)	49,075	49,075
West Valley-Mission Community College District
GO Bonds (Election of 2004) Series 2006A
3.48%, 01/03/08 (a)(b)(c)(d)	12,470	12,470
Westminster
COP (Civic Center Refunding) Series 1998A
3.35%, 01/03/08 (a)(b)(c)	2,640	2,640
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Senior Assisted Living) Series 2000A
3.47%, 01/03/08 (a)(b)	7,430	7,430
Tax Allocation Refunding RB (Commercial Project No.1) Series 1997
3.35%, 01/03/08 (a)(b)(c)	1,420	1,420
Whittier
Refunding RB (Whittier College) Series 2004
3.49%, 01/03/08 (a)(b)(c)	10,000	10,000
Yuba Community College District
GO Bonds (Election of 2006) Series B
3.48%, 01/03/08 (a)(b)(c)(d)	6,130	6,130

		10,443,157

Puerto Rico 4.8%

Puerto Rico
Public Improvement Bonds Series 2001A
3.47%, 01/03/08 (a)(b)(c)(d)	8,800	8,800
Public Improvement Refunding Bonds Series 2002A
3.55%, 01/03/08 (a)(b)(c)(d)	995	995
Public Improvement Refunding Bonds Series 2007A2
3.40%, 01/03/08 (a)(b)(c)	900	900
Public Improvement Refunding Bonds Series 2007A5
3.35%, 01/03/08 (a)(b)(c)	9,000	9,000
TRAN Series 2008
3.40%, 07/30/08 (b)	20,000	20,096
Puerto Rico Electric Power Auth
Power RB Series HH
3.52%, 01/03/08 (a)(b)(c)(d)	4,065	4,065
Power RB Series II
3.53%, 01/03/08 (a)(b)(c)(d)	7,405	7,405
Power RB Series NN
3.51%, 01/03/08 (a)(b)(c)(d)	11,035	11,035
Power Refunding RB Series UU
3.47%, 01/03/08 (a)(b)(c)(d)	48,590	48,590
3.47%, 01/03/08 (a)(b)(c)(d)(f)	159,580	159,580
3.47%, 01/03/08 (a)(b)(c)(d)	15,000	15,000
3.52%, 01/03/08 (a)(b)(c)(d)	17,785	17,785
Puerto Rico Highway & Transportation Auth
Highway RB Series Y
3.47%, 01/03/08 (a)(b)(c)(d)	1,225	1,225
Highway Refunding RB Series CC
3.44%, 01/03/08 (a)(b)(c)(d)	1,000	1,000
3.44%, 01/03/08 (a)(b)(c)(d)	11,760	11,760
Highway Refunding RB Series AA
3.47%, 01/03/08 (a)(b)(c)(d)	3,995	3,995

24 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Transportation Refunding RB Series L
3.44%, 01/03/08 (a)(b)(c)(d)	12,065	12,065
Transportation Refunding RB Series N
3.48%, 01/02/08 (a)(b)(c)(d)	6,120	6,120
3.55%, 01/03/08 (a)(b)(c)(d)	4,160	4,160
Transportation Refunding RB Series 2005L
3.44%, 01/03/08 (a)(b)(c)(d)	72,505	72,505
3.44%, 01/03/08 (a)(b)(c)(d)	5,700	5,700
Puerto Rico Housing Finance Corp
Homeownership Mortgage RB Series 1998A
3.47%, 01/03/08 (a)(b)(c)(d)	9,900	9,900
Homeownership Mortgage RB Series 2000A
3.47%, 01/03/08 (a)(b)(c)(d)	815	815
Puerto Rico Infrastructure Financing Auth
Special Obligation Bonds Series 2000A
3.46%, 01/03/08 (a)(c)(d)	28,900	28,900
Puerto Rico Public Buildings Auth
Government Facilities Refunding RB Series M3
3.55%, 01/03/08 (a)(b)(c)	50,000	50,000
Refunding RB Series L
3.47%, 01/03/08 (a)(b)(c)(d)	3,145	3,145
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A
3.50%, 01/03/08 (a)(b)(c)(d)	3,500	3,500
3.51%, 01/03/08 (a)(b)(c)(d)	10,860	10,860

		528,901

Total Municipal Securities (Cost $10,972,058)		10,972,058

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $10,972,058.

(a)	Variable rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,228,689 or 56.6% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed- delivery securities.
BAN — Bond anticipation note
COP — Certificate of participation
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
IDRB — Industrial development revenue bond
M/F — Multi-family
RAN — Revenue anticipation note
RB — Revenue bond
S/F — Single-family
SD — School district
TECP — Tax-exempt commercial paper
TRAN — Tax and revenue anticipation note
USD — Unified school district

See financial notes 25

Schwab California Municipal Money Fund

Statement of
Assets and Liabilities

As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		10,972,058
Cash		800
Receivables:
Investments sold		887
Interest		89,973
Fund shares sold		45,036
Prepaid expenses	+	25

Total assets		11,108,779

Liabilities
Payables:
Investments bought		58,030
Investment adviser and administrator fees		242
Transfer agent and shareholder services fees		248
Fund shares redeemed		35,250
Distributions to shareholders		2,670
Accrued expenses	+	176

Total liabilities		96,616

Net Assets
Total assets		11,108,779
Total liabilities	−	96,616

Net assets		$11,012,163
Net Assets by Source
Capital received from investors		11,014,246
Net realized capital losses		(2,083)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$5,745,010		5,746,749		$1.00
Value Advantage Shares	$5,267,153		5,267,612		$1.00

26 See financial notes

Schwab California Municipal Money Fund

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers are x 1,000.

Investment Income
Interest		$341,465

Net Realized Gains and Losses
Net realized gains on investments		458

Expenses
Investment adviser and administrator fees		30,596
Transfer agent and shareholder service fees:
Sweep Shares		16,607
Value Advantage Shares		10,403
Registration fees		329
Portfolio accounting fees		285
Custodian fees		221
Shareholder reports		167
Professional fees		54
Trustees’ fees		53
Interest expense		6
Other expenses	+	68

Total expenses		58,789
Expense reduction by adviser and Schwab	−	7,784
Custody credits	−	40

Net expenses		50,965

Increase (Decrease) in Net Assets from Operations
Total investment income		341,465
Net expenses	−	50,965

Net investment income		290,500
Net realized gains	+	458

Increase in net assets from operations		$290,958

See financial notes 27

Schwab California Municipal Money Fund

Statements of

Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$290,500	$227,883
Net realized gains (losses)	+	458	(71)

Increase in net assets from operations		290,958	227,812

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		141,300	115,966
Value Advantage Shares	+	149,200	111,917

Total distributions from net investment income		290,500	227,883

Transactions in Fund Shares*
Shares Sold
Sweep Shares		26,103,752	22,094,100
Value Advantage Shares	+	7,292,139	6,014,021

Total shares sold		33,395,891	28,108,121

Shares Reinvested
Sweep Shares		139,215	113,914
Value Advantage Shares	+	131,721	99,532

Total shares reinvested		270,936	213,446

Shares Redeemed
Sweep Shares		(25,037,373)	(21,802,931)
Value Advantage Shares	+	(6,357,899)	(5,152,150)

Total shares redeemed		(31,395,272)	(26,955,081)

Net transactions in fund shares		2,271,555	1,366,486

Net Assets
Beginning of period		8,740,150	7,373,735
Total increase	+	2,272,013	1,366,415

End of period		$11,012,163	$8,740,150

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

28 See financial notes

Schwab California AMT Tax-Free Money Fund tm

Financial Statements

Financial Highlights

	11/16/07[1]-
	12/31/07

Per—Share Data ($)

Net asset value at beginning of period	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[2]

Less distributions:
Distributions from net investment income	(0.00)[2]

Net asset value at end of period	1.00

Total return (%)	0.36	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.46	[4,5]
Gross operating expenses	0.73	[4]
Net investment income (loss)	2.72	[4]
Net assets, end of period ($ x 1,000,000)	278
1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.45% if tax expense had not been included.

See financial notes 29

Schwab California AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.3%	Municipal Securities	273,337	273,337

98.3%	Total Investments	273,337	273,337
1.7%	Other Assets and Liabilities		4,594

100.0%	Net Assets		277,931

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 98.3% of net assets

California 94.1%

Affordable Housing Agency
M/F Housing RB (Westridge at Hilltop Apts) Series 2003A
3.33%, 01/03/08 (a)(b)	4,810	4,810
Association of Bay Area Governments
COP (The Harker School) Series 2007
3.35%, 01/02/08 (a)(b)	1,000	990
RB (Air Force Village West Inc) Series 2005
3.42%, 01/03/08 (a)(b)	600	600
Bakersfield
Wastewater RB Series 2007A
3.47%, 01/03/08 (a)(b)(c)(d)	2,000	2,000
Bakersfield SD
GO Bonds (Election of 2006) Series 2007A
3.47%, 01/03/08 (a)(b)(c)(d)	2,000	2,000
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2006B1
3.22%, 01/03/08 (a)(b)(c)	2,450	2,450
California
Economic Recovery Bonds Series 2004A
3.52%, 01/02/08 (a)(c)(d)	1,500	1,500
Economic Recovery Bonds Series 2004C1
3.52%, 01/02/08 (a)(c)	1,200	1,200
Economic Recovery Bonds Series 2004C5
3.42%, 01/02/08 (a)(c)	2,100	2,100
GO Bonds
3.61%, 01/02/08 (a)(b)(c)(d)	14,780	14,780
3.44%, 01/03/08 (a)(b)(c)(d)	1,400	1,400
GO Bonds Series 2003C4
3.32%, 01/03/08 (a)(b)	2,400	2,400
GO Bonds Series 2004A1
3.45%, 01/02/08 (a)(b)	600	600
GO Bonds Series 2004A10
3.25%, 01/03/08 (a)(b)	800	800
GO Bonds Series 2004B3
3.27%, 01/02/08 (a)(b)	400	400
GO CP Notes
3.10%, 02/06/08 (c)	16,000	16,000
2.59%, 03/05/08 (c)	10,000	10,000
3.10%, 03/19/08 (c)	2,000	2,000
GO Refunding Bonds Series 2007A
3.45%, 01/03/08 (a)(b)(c)(d)	3,135	3,135
RAN
2.87%, 06/30/08	1,500	1,506
RAN Series 2007-08
3.29%, 06/30/08	2,500	2,510
Various Purpose GO Bonds
3.45%, 01/03/08 (a)(b)(c)(d)	500	500
3.47%, 01/03/08 (a)(b)(c)(d)	700	700
California Dept of Water Resources
Power Supply RB Series 2002B2
3.54%, 01/02/08 (a)(b)	1,800	1,800
Power Supply RB Series 2002B6
3.27%, 01/02/08 (a)(b)	1,500	1,500
Power Supply RB Series 2002C1
3.32%, 01/03/08 (a)(b)	700	700
Power Supply RB Series 2002C11
3.28%, 01/03/08 (a)(b)	700	700
Power Supply RB Series 2002C4
3.35%, 01/03/08 (a)(b)	1,000	1,000
Power Supply RB Series 2005F5
3.54%, 01/02/08 (a)(b)	500	500
California Educational Facilities Auth
RB (Chapman University) Series 2000
3.35%, 01/02/08 (a)(b)	500	500
California Health Facilities Financing Auth
RB (Catholic Healthcare West) Series 2004J
3.35%, 01/02/08 (a)(b)	500	500
RB (Kaiser Permanente) Series 2006C
3.41%, 01/02/08 (a)	3,000	3,000
RB (Sutter Health) Series 2007A
3.52%, 01/02/08 (a)(c)(d)	1,500	1,500
California Infrastructure & Economic Development Bank
Insured RB (Rand Corp) Series 2002B
3.57%, 01/02/08 (a)(b)(c)	3,000	3,000
RB (California Independent System Operator Corp) Series 2004A
3.30%, 01/02/08 (a)(b)(c)	600	600
RB (J. Paul Getty Trust) Series 2003D
3.50%, 01/02/08 (a)	200	200
RB (SRI International) Series 2003A
3.30%, 01/03/08 (a)(b)	1,500	1,500

30 See financial notes

Schwab California AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

California Pollution Control Financing Auth
Pollution Control Refunding RB (Pacific Gas & Electric) Series 1996E
3.55%, 01/02/08 (a)(b)	1,200	1,200
California State Univ
RB Series 2005A&B
3.47%, 01/03/08 (a)(b)(c)(d)	3,000	3,000
TECP Series A
3.29%, 03/03/08 (b)	3,991	3,991
California Statewide Communities Development Auth
RB (Jewish Federation Council of Greater Los Angeles) Series 2000A
3.51%, 01/03/08 (a)(b)	1,600	1,600
RB (Kaiser Permanente) Series 2004M
3.41%, 01/02/08 (a)	750	750
RB (Kaiser Permanente) Series 2006D
2.60%, 03/06/08	5,000	5,000
RB (National Public Radio) Series 2002
3.44%, 01/02/08 (a)(b)	1,325	1,325
TRAN Program Note Participations Series 2007A3
3.18%, 06/30/08	7,000	7,043
Diamond Bar Public Financing Auth
Lease RB (Community/Senior Center) Series 2002A
3.55%, 01/02/08 (a)(b)	1,500	1,500
East Bay Municipal Utility District
Water System CP
2.77%, 02/07/08 (c)	4,000	4,000
Water System Subordinated Refunding RB Series 2007A
3.52%, 01/03/08 (a)(b)(c)(d)	500	500
East Side Union High SD
GO Bonds (Election of 1999) Series C
3.44%, 01/03/08 (a)(b)(c)(d)	8,895	8,895
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A
3.61%, 01/02/08 (a)(b)(c)(d)	1,400	1,400
3.52%, 01/03/08 (a)(b)(c)(d)	500	500
Tobacco Settlement Asset-Backed Bonds Series 2003A1
3.48%, 01/02/08 (a)(c)(d)	1,395	1,395
Tobacco Settlement Asset-Backed Bonds Series 2007A1
3.48%, 01/03/08 (a)(b)(c)(d)	2,435	2,435
Hawthorne Community Facilities District No. 2006-1
Special Tax Bonds (Three Sixty Degrees at South Bay) Series 2006
3.48%, 01/03/08 (a)(b)(c)(d)	1,500	1,500
Hayward
M/F Housing RB (Shorewood Apts) Series 1984A
3.37%, 01/03/08 (a)(b)	1,200	1,200
Irvine
Lease RB (Capital Improvement) Series 1985
3.35%, 01/03/08 (a)(b)	700	700
Irwindale Community Redevelopment Agency
Tax Allocation Refunding Parity Bonds (City Industrial Development) Series 2006
3.45%, 01/03/08 (a)(b)(c)(d)	1,000	1,000
Lodi
Electric System Revenue COP Series 2002A
3.34%, 01/02/08 (a)(b)(c)	260	260
Los Angeles
TRAN 2007
3.18%, 06/30/08	5,000	5,031
Wastewater System Refunding RB Series 2002A
3.47%, 01/03/08 (a)(b)(c)(d)	800	800
Wastewater System Subordinate Refunding RB Series 2006A
3.35%, 01/03/08 (a)(b)(c)	4,000	4,000
Wastewater System Subordinate Refunding RB Series 2006D
3.36%, 01/03/08 (a)(b)(c)	700	700
Los Angeles Cnty
2007-08 TRAN
3.18%, 06/30/08	9,000	9,055
Los Angeles Cnty Metropolitan Transportation Auth
Second Subordinate Sales Tax Revenue CP Series A
3.00%, 02/05/08 (b)	3,000	3,000
Los Angeles Convention & Exhibition Auth
Lease Refunding RB Series 2003B1
3.20%, 01/02/08 (a)(b)(c)	3,000	3,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B1
3.28%, 01/03/08 (a)(c)	1,000	1,000
Power System RB Series 2001B2
3.30%, 01/03/08 (a)(c)	9,750	9,750
Power System RB Series 2007A1
3.52%, 01/03/08 (a)(b)(c)(d)	500	500
Los Angeles USD
GO Bonds (Election of 2002) Series 2005C&E
3.52%, 01/03/08 (a)(b)(c)(d)	7,000	6,990
GO Bonds (Election of 2002) Series 2007B
3.47%, 01/03/08 (a)(b)(c)(d)	4,000	4,000
TRAN Series A
3.18%, 12/29/08	2,000	2,016
Mt Diablo USD
GO Bonds (Election of 2002) Series 2004
3.44%, 01/03/08 (a)(b)(c)(d)	3,390	3,390
Orange County Sanitation District
COP Series 2007B
3.48%, 01/03/08 (a)(b)(c)(d)	4,000	4,000
Peralta Community College District
GO Bonds (Election of 2006) Series 2007B
3.48%, 01/03/08 (a)(b)(c)(d)	4,000	4,000

See financial notes 31

Schwab California AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Placer Cnty Water Agency
Second Sr Water Revenue COP Series 2007
3.45%, 01/03/08 (a)(b)(c)(d)	3,000	3,000
Richmond Joint Powers Financing Auth
Lease RB (Refunding & Civic Center Project) Series 2007
3.42%, 01/03/08 (a)(b)(c)	3,800	3,800
Riverside Community College District
GO Bonds (Election of 2004) Series 2006C
3.60%, 01/03/08 (a)(b)(c)(d)	3,630	3,630
San Diego Cnty Water Auth
CP Series 2
2.77%, 02/07/08 (c)	7,000	7,000
San Diego Public Facilities Financing Auth
Subordinate Sewer Revenue Notes Series 2007
3.48%, 01/03/08 (a)(b)(c)(d)	4,500	4,500
San Diego USD
GO Refunding Bonds (Election of 1988) Series 2006F1 & G1
3.46%, 01/03/08 (a)(b)(c)(d)	1,000	1,000
3.52%, 01/03/08 (a)(b)(c)(d)	2,000	2,000
San Francisco Public Utilities Commission
Water Refunding RB Series 2006A
3.46%, 01/03/08 (a)(b)(c)(d)	8,155	8,155
San Jose Financing Auth
Lease RB (Civic Center) Series 2002C
3.25%, 01/02/08 (a)(b)(c)	1,000	1,000
San Juan USD
GO Bonds (Election of 2002) Series 2007
3.52%, 01/03/08 (a)(b)(c)(d)	550	550
San Mateo Cnty Community College District
GO Bonds (Election of 2005) Series 2006B
3.47%, 01/03/08 (a)(b)(c)(d)	1,745	1,745
3.47%, 01/03/08 (a)(b)(c)(d)	1,960	1,960
South Placer Wastewater Auth
RB Series B
3.25%, 01/03/08 (a)(b)(c)	5,200	5,200
Southern California Metropolitan Water District
RB Series 1997B
3.28%, 01/03/08 (a)(c)	1,000	1,000
RB Series 1999A
3.48%, 01/02/08 (a)(c)(d)	1,500	1,500
RB Series 2000B3
3.52%, 01/02/08 (a)(c)	1,200	1,200
RB Series 2006A
3.44%, 01/03/08 (a)(c)(d)	1,600	1,595
Southern California Public Power Auth
Transmission Project RB (Subordinate Refunding) Series 1991
3.34%, 01/02/08 (a)(b)	3,600	3,600
Univ of California
General RB Series 2005F
3.47%, 01/03/08 (a)(b)(c)(d)	1,600	1,600
GO Bonds Series J
3.45%, 01/03/08 (a)(b)(c)(d)	3,435	3,435
Limited Project RB Series 2005B
3.51%, 01/02/08 (a)(b)(c)(d)	2,400	2,400

		261,677

Puerto Rico 4.2%

Puerto Rico
Public Improvement Refunding Bonds Series 2007A5
3.35%, 01/03/08 (a)(b)(c)	500	500
Puerto Rico Electric Power Auth
Refunding RB Series UU
3.47%, 01/03/08 (a)(b)(c)(d)	2,500	2,500
Puerto Rico Highway & Transportation Auth
Transportation RB Series 1998A
3.30%, 01/02/08 (a)(b)(c)	2,000	2,000
Transportation Refunding RB Series 2005L
3.44%, 01/03/08 (a)(b)(c)(d)	300	300
3.44%, 01/03/08 (a)(b)(c)(d)	2,600	2,600
Puerto Rico Housing Finance Corp
Homeownership Mortgage RB Series 2000A
3.47%, 01/03/08 (a)(b)(c)(d)	1,860	1,860
Puerto Rico Public Buildings Auth
Refunding RB Series L
3.47%, 01/03/08 (a)(b)(c)(d)	1,900	1,900

		11,660

Total Municipal Securities (Cost $273,337)		273,337

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $273,337.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $118,050 or 42.5% of net assets.
COP — Certificate of participation
GO — General obligation
M/F — Multi-family
RAN — Revenue anticipation note
RB — Revenue bond
SD — School district
TECP — Tax-exempt commercial paper
TRAN — Tax and revenue anticipation note
USD — Unified school district

32 See financial notes

Schwab California AMT Tax-Free Money Fund

Statement of
Assets and Liabilities

As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		273,337
Cash		432
Receivables:
Investments sold		25
Fund shares sold		2,708
Interest	+	1,827

Total assets		278,329

Liabilities
Payables:
Investment adviser and administrator fees		3
Transfer agent and shareholder services fees		5
Fund shares redeemed		288
Distributions to shareholders		75
Accrued expenses	+	27

Total liabilities		398

Net Assets
Total assets		278,329
Total liabilities	−	398

Net assets		$277,931
Net Assets by Source
Capital received from investors		277,931

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$277,931		277,921		$1.00

See financial notes 33

Schwab California AMT Tax-Free Money Fund

Statement of
Operations
For November 16, 2007* through December 31, 2007. All numbers are x 1,000.

Investment Income
Interest		$728

Net Realized Gains and Losses
Net realized gains on investments		13

Expenses
Investment adviser and administrator fees		80
Transfer agent and shareholder service fees		50
Professional fees		15
Registration fees		15
Tax expense		3
Portfolio accounting fees		2
Custodian fees	+	1

Total expenses		166
Expense reduction by adviser and Schwab	−	61

Net expenses		105

Increase (Decrease) in Net Assets from Operations
Total investment income		728
Net expenses	−	105

Net investment income		623
Net realized gains	+	13

Increase in net assets from operations		$636

*	Commencement of operations.

34 See financial notes

Schwab California AMT Tax-Free Money Fund

Statements of

Changes in Net Assets
For current report period. All numbers are x 1,000.

Operations

		11/16/07*-12/31/07
Net investment income		$623
Net realized gains	+	13

Increase in net assets from operations		636

Distributions to Shareholders
Distributions from net investment income		626

Transactions in Fund Shares**
Shares sold		338,341
Shares reinvested		550
Shares redeemed	+	(60,970)

Net transactions in fund shares		277,921

Net Assets
Beginning of period		−
Total increase	+	277,931

End of period		$277,931

*	Commencement of operations.

**	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 35

Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab California AMT Tax-Free Money Fund commenced operations on November 16, 2007 and the fund currently offers one share class: Value Advantage Shares.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

•	Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a funds buy a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

36

Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as the funds meet the tax requirements, they are not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of December 31, 2007, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), and determined that no provision for income tax is required in the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting SFAS No. 157 on the funds’ financial statements.

 37

Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

California Municipal Money Fund
Sweep Shares	0.15%	0.20%
Value Advantage Shares	0.05%	0.17%
California AMT Tax-Free Money Fund	0.05%	0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows so long as CSIM serves as the investment adviser to the funds:

California Municipal Money Fund
Sweep Shares	0.62%	*
Value Advantage Shares	0.45%
California AMT Tax-Free Money Fund	0.45%

*	Prior to April 30, 2007, the limit was 0.64% for Sweep Shares.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2007, each fund’s total security transactions with other Schwab Funds were as follow:

California Municipal Money Fund	$2,488,750
California AMT Tax-Free Money Fund	$164,495

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these

38

Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions (continued):

limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in each fund’s Statement of Operations.

4. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing from the lines of credit for the funds during the period. However, the California Municipal Money Fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

5.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2007, the funds had no undistributed earnings on a tax basis.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	California	California
	Municipal	AMT Tax-Free
Expire	Money Fund	Money Fund

2008	$497	$—
2011	508	—
2012	398	—
2013	610	—
2014	70	—

Total	$2,083	$—

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, the funds had no deferred realized net capital losses and the capital losses utilized to offset capital gains were as follows:

	California	California
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Capital losses utilized	458	—

The tax-basis components of distributions during the current period and prior fiscal year were:

	California	California
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Current period distributions
Tax-exempt income	$290,500	$625
Ordinary income	—	1

Prior period distributions
Tax-exempt income	$227,883	—
Ordinary income	—	—

 39

Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

5.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by each fund for financial reporting purposes. Each fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2007, the funds made the following reclassifications:

	California	California
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Capital shares	$—	$10
Undistributed net investment income	—	3
Net realized capital gains and losses	—	(13)

40

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab California Municipal Money Fund
Schwab California AMT Tax-Free Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund (two of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2007, the results of each of their operations for the period then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2008

 41

Other Federal Tax Information: (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as tax-exempt interest dividends for the fiscal year ended December 31, 2007.

Percentage

California Municipal Money Fund	100
California AMT Tax-Free Money Fund	100

42

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) called and held a meeting on June 5, 2007, in part, for the purpose of considering whether to approve the investment advisory agreement (the ‘Agreement‘) between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to the Schwab California AMT Tax-Free Money Fund. In preparation for the meeting, the Board requested and reviewed a variety of materials provided by CSIM with respect to the services to be provided to the fund under the Agreement. In recognition of the fact that the fund had not yet commenced operations, the Board also considered information previously provided by CSIM in May 2007 in connection with the Board’s consideration of approval or renewal of the Agreement with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of the year, including information that relates to operations and performance of these other funds. The trustees also received a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees received advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees approved the Agreement with respect to the fund for a two year term. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at the meeting, and at prior meetings, including:

1.the nature, extent and quality of the services to be provided to the fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the fund;

2.CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;

3.the fund’s estimated expenses and how those expenses compared to those of certain other comparable mutual funds;

4.the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.the extent to which economies of scale may be realized as the fund and the other funds managed by CSIM grow and whether fee levels in the Agreement relating to the fund reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the fund and the resources of CSIM and its affiliates will dedicate to the fund. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features may be expected to benefit the fund and its shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the fund’s shareholders are expected to be either brokerage clients of Schwab or clients of investment advisers who use Schwab for certain brokerage and administrative services. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund supported approval of the Agreement with respect to the fund.

Performance. With regard to fund performance, since the fund had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds having comparable investment objectives and strategies advised by CSIM in determining whether to approve the Agreement. For example, the Board

 43

considered CSIM’s performance in managing other money market funds, including single-state municipal money funds, and other money funds that seek to provide income that is exempt from the alternative minimum tax. The trustees also considered both risk and shareholder risk expectations for the fund and the appropriateness of the benchmark that would be used to compare the performance of the fund. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the fund.

Fund Expenses. With respect to the fund’s expenses, the trustees considered the rate of compensation called for by the Agreement, and the fund’s estimated net operating expense ratio in comparison to those of other comparable mutual funds. The trustees considered the effects of CSIM’s and Schwab’s commitment to waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the fund are reasonable and supported approval of the Agreement with respect to the fund.

Profitability. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees considered information that was previously provided by CSIM with respect to other funds it manages regarding profitability and how this information might reasonably be expected to be predictive of profitability to CSIM under the Agreement with respect to the fund. The trustees also considered any other benefits derived by CSIM from its relationship with the fund, such as whether, by virtue of its management of the fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the fund.

Economies of Scale. Recognizing that the fund had not yet commenced operations and had no assets, the trustees considered the possible development of any economies of scale and whether those could be expected to be passed along to the fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets are relatively small through their contractual expense waivers that may only be amended or terminated with the approval of the Board. For example, such diseconomies of scale typically affect new funds, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to a contractual investment advisory fee schedule that includes lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval, relating to future net total operating expense reductions for non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the fund may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreement as it relates to the fund and concluded that the compensation under the Agreement relating to the fund is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

44

Trustees and Officers

The tables below give information as of December 31, 2007, about the trustees and officers for The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of December 31, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	61	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5–Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	61	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

 45

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None.

Walt Bettinger[2] 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President– Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President–Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	72	None.

46

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 47

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

48

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

 49

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle  SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

50

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Fundamental International Small-Mid Company Index Fundtm
Schwab Fundamental Emerging Markets Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR26569-05

Schwab Advisor Cash Reservestm

Annual Report
December 31, 2007

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment strategy. Years of research have indicated that spreading your money across different asset classes, such as stocks, bonds, and cash equivalents can be the most important factor in weathering market volatility and determining portfolio performance.

Schwab Funds provides an uncomplicated and effective way to build a well diversified portfolio. You can choose from a range of funds with distinct investment objectives and styles to develop your own individual asset allocation strategy. Or, if you prefer a single investment solution, Schwab offers asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With quality funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Schwab Advisor Cash Reserves 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present your Schwab money fund annual report for the period ended December 31, 2007. In returning to my role as President and CEO of Charles Schwab Investment Management, I would like to thank you for investing in Schwab Funds and share my thoughts with you on the current market environment.

Although the economy grew at a robust pace during the second and third quarters, there was a reemergence of market volatility during the latter half of the year. Increased defaults on subprime loans engendered risk aversion throughout the fixed income market, driving up treasury prices and pushing down the prices of very high-quality, non-treasury securities. All asset-backed and mortgage-backed securities seemed to get painted with the same broad brush, despite the fact that subprime mortgages represented a very small fraction of the sector.

In light of this, I want to assure you that we remain committed to a comprehensive analysis of all fund portfolio holdings, while implementing an investment strategy that relies on time-tested fundamentals. For all our money market funds, we perform our own ongoing and independent analysis of the credit worthiness of each security purchased, and employ an investment process that emphasizes liquidity, high-quality investments and diversification.

We will continue to manage our funds consistent with the tenets of successful investing—rigorous research, guided by long-term perspective and prudence. Thank you for your continued trust and support.

Sincerely,

2 Schwab Advisor Cash Reserves

The Investment Environment and the Fund

Linda Klingman (middle), managing director and portfolio manager, has overall responsibility for the management of the fund.

Mike Neitzke (right), managing director and portfolio manager, has day-to-day responsibility for management of the fund.

Michael Lin (left), portfolio manager, has day-to-day responsibility for management of the fund.

Despite continued expansion of the U.S. economy and growth in the market throughout the past year, the reporting period proved to be unnervingly volatile with strong economic headwinds developing in the third and fourth quarters. Falling home prices, a credit crunch, and high oil prices were among the myriad forces acting to curtail consumer spending and erode investor confidence in the marketplace. A tightening of lending standards and reduced liquidity caused by credit turmoil acted to further slow economic growth, but whether or not these events have the potential to precipitate a full-blown recession remains uncertain.

Opening the year with a mere 0.6% growth in Gross Domestic Product (GDP), the economy surged ahead in the second and third quarters. GDP rose 3.8% in the second quarter, and 4.9% in the third quarter, buoyed by strength in exports, personal consumption expenditures, and private inventory investment. However, estimates for the fourth quarter placed GDP growth at a tepid 1.5% or less, reflecting a significant downturn in economic growth rates, and indicating that trouble in the housing and credit markets has finally taken its toll. While higher energy prices and credit woes suppressed consumer spending and cut into GDP numbers, a healthy demand for exports spurred by a decline in the dollar helped to partially offset these domestic concerns.

Since peaking in early 2002, the U.S. dollar has declined in value by more than 24% making exports more affordable to foreign buyers, but raising concerns over inflation. An increase in net exports throughout 2007 accounted for about a third of GDP growth in the second and third quarters. Real exports of goods and services increased 19.1% in the third quarter, compared to a 7.5% increase in the second. While a weak dollar has stimulated exports, it has raised serious concerns over inflation as energy prices continue to rise. The Consumer Price Index rose by 0.8% in November, fueled by a 5.7% jump in energy prices, while the core index increased by 0.3%. Inclusive of energy prices, inflation outpaced a 2.8% growth in wages during the period.

Of greatest concern to investors during the latter half of this period was the market volatility created in large part by trouble in the housing market and the resulting credit crunch. From 1995 to 2006, housing prices outpaced inflation by 70% creating around 4 to 8 trillion dollars in new wealth - a figure that ultimately proved unsustainable. In May 2007, sales of new homes declined by 1.6% to a seasonally adjusted annual rate of 915,000 units, making waves in the market as inventory increased and prices fell. In November, new home sales declined by an astounding 9% to 647,000 units, the largest drop in 12 years. As housing prices fell, homeowners became less able to leverage their homes as a source of cash.

Subprime borrowers, those with below-average credit ratings, were disproportionately affected in the correction. Although subprime adjustable rate mortgages accounted for just 6.8% of outstanding loans in the U.S., they represented 43% of foreclosures in the third quarter of 2007. In many cases the credit and risk of these loans was passed from the original lender to third-party investors in the form of mortgage-backed securities. With the increase in defaults on subprime loans, all asset-backed and mortgage-backed securities in the market seemed to get caught in the turmoil, despite the fact that subprime mortgages represented a very small fraction of the sector. Even very high-quality securities were rapidly unloaded as investors fled to safer investments, such as U.S. Treasuries. As a result, lending was disrupted between major banks and other financial institutions that were heavily invested in subprime, collateralized debt obligations (CDOs), and structured investment vehicles (SIVs).

Schwab Advisor Cash Reserves 3

The Investment Environment and the Fund continued

The reduced liquidity hit SIVs particularly hard. For nearly twenty years, SIVs have been a typical holding in the portfolios of many financial institutions, pension funds, mutual funds, municipalities and money market funds. However, not all SIVs were created equal—a handful of SIVs carried higher risk and had significant subprime investments. When those SIVs were recently unable to meet repayment of their debt obligations in the normal course of business, all SIVs came under scrutiny and the impact was felt throughout the marketplace.

While the subprime debacle and corresponding credit crisis has yet to fully percolate throughout the economy, measures to control the effects are already in place. Banks, the U.S. Government, and other lending institutions were quick to initiate damage control measures by manipulating lending rates, developing stricter lending standards, and reorganizing outstanding debt. Action by the Fed resulted in a 100 basis point drop in interest rates during the latter half of the year, moving rates from 5.25% to 4.25%. Though some investors had hoped for a greater reduction, the Fed remained cautious of bringing the rates down too far as inflationary pressures mounted. Even though the financial sector was relatively quick in its implementation of crisis management techniques, lingering liquidity issues as well as souring investor sentiment and the perceived threat of a recession proved to be more than enough to take the wind out of economic sails in the fourth quarter.

Closing out 2007, economic indicators remained decidedly mixed in November and December. The Dow Jones Industrial Average finished 2007 up 6.4% for the year, but posted its first fourth quarter decline in ten years. Financial stocks helped lead the decline in the fourth quarter, with many large banks and other financial corporations taking huge losses, as mortgage woes wormed their way through corporate balance sheets. In commodities, oil and gold continued to rise, sparking inflationary concerns as oil went over $100 a barrel for the first time. On the positive side, data showed that factory orders were up 1.5% in November and that new jobs were created in December, throwing some upbeat reports into a downbeat marketplace.

The Schwab Advisor Cash Reserves maintained a weighted average maturity (WAM) that was longer than the peer group throughout the reporting period. In August, ramifications from trouble in the housing and credit markets were made clear as the market experienced unprecedented volatility and uncertainty throughout the third and fourth quarters. In response, we sought to reduce the weighted average maturity and increase the overnight cash position of the fund as a buffer against market volatility. Despite reduction of the WAM, the fund remained long relative to the peer group. Maintaining a longer WAM throughout the year benefited the fund as we were able to lock in higher yielding securities before the Fed lowered rates.

Given the unprecedented volatility in the subprime mortgage market, we focused on reviewing and evaluating our SIV exposure in the second half of the year. As of December 31, 2007, SIV exposure in the Schwab Advisor Cash Reserves was approximately 3.4% of the fund’s net assets (see Financial Note 6).

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Advisor Cash Reserves

Performance and Fund Facts as of 12/31/07

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Sweep Shares	Premier Sweep Shares

Ticker Symbol	SWQXX	SWZXX

Seven-Day Yield[1]	4.47%	4.54%

Seven-Day Yield—No Waiver[2]	4.25%	4.25%

Seven-Day Effective Yield[1]	4.57%	4.64%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Weighted Average Maturity	52 days

Credit Quality of Holdings % of portfolio	100% Tier 1

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.
[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Advisor Cash Reserves 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2007 and held through December 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/07	at 12/31/07	7/1/07 - 12/31/07

Schwab Advisor Cash Reserves Fundtm
Sweep Shares
Actual Return	0.65%	$1,000	$1,023.70	$3.32
Hypothetical 5% Return	0.65%	$1,000	$1,021.93	$3.31
Premier Sweep Shares
Actual Return	0.58%	$1,000	$1,024.10	$2.96
Hypothetical 5% Return	0.58%	$1,000	$1,022.28	$2.96

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Advisor Cash Reserves

Schwab Advisor Cash Reservestm

Financial Statements

Financial Highlights

	1/1/07-	1/1/06-	1/1/05-	8/19/04-[1]
Sweep Shares	12/31/07	12/31/06	12/31/05	12/31/04

Per—Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.04	0.03	0.00	[2]

Less distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.03)	(0.00)[2]

Net asset value at end of period	1.00	1.00	1.00	1.00

Total return (%)	4.78	4.47	2.63	0.45	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.66	0.68	0.69	0.69	[4]
Gross operating expenses	0.75	0.84	0.85	0.85	[4]
Net investment income (loss)	4.67	4.48	2.65	1.30	[4]
Net assets, end of period ($ x 1,000,000)	6,416	5,222	1,898	1,271

	1/1/07-	1/1/06-	1/1/05-	8/19/04-[1]
Premier Sweep Shares	12/31/07	12/31/06	12/31/05	12/31/04

Per—Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.04	0.03	0.00	[2]

Less distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.03)	(0.00)[2]

Net asset value at end of period	1.00	1.00	1.00	1.00

Total Return (%)	4.86	4.57	2.73	0.48	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	0.59	0.59	0.59	[4]
Gross operating expenses	0.75	0.84	0.85	0.85	[4]
Net investment income (loss)	4.74	4.56	2.75	1.41	[4]
Net assets, end of period ($ x 1,000,000)	15,023	10,784	3,728	2,344
1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.

See financial notes 7

Schwab Advisor Cash Reserves

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

79.2%	Fixed-Rate Obligations	16,981,662	16,981,662
12.5%	Variable-Rate Obligations	2,676,949	2,676,949
7.8%	Other Investments	1,672,651	1,672,651

99.5%	Total Investments	21,331,262	21,331,262
0.5%	Other Assets and Liabilities		107,733

100.0%	Net Assets		21,438,995

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 79.2% of net assets

Bank Notes 1.1%

Bank of America, N.A.
5.09%, 01/18/08	150,000	150,000
5.34%, 01/25/08	85,000	85,000

		235,000

Certificates of Deposit 34.6%

Alliance & Leicester PLC
5.32%, 04/18/08	4,000	4,000
5.32%, 05/13/08	70,000	70,000
Allied Irish Bank PLC
4.73%, 04/28/08	41,000	41,000
American Express Bank FSB
5.05%, 03/10/08	58,000	58,000
American Express Centurion Bank
5.15%, 02/28/08	50,000	50,000
Banco Bilbao Vizcaya Argentaria S.A.
5.23%, 01/09/08	21,000	21,000
5.23%, 01/10/08	50,000	50,000
5.23%, 01/14/08	11,000	11,000
5.34%, 01/25/08	71,000	71,000
5.15%, 02/29/08	89,000	89,000
Bank of Ireland
5.20%, 04/11/08	17,000	17,000
Bank of Montreal
5.35%, 01/22/08	43,000	43,000
5.38%, 04/14/08	51,000	50,999
Bank of Scotland
5.15%, 02/26/08	46,000	46,000
5.00%, 03/31/08	170,000	170,000
Bank of Tokyo Mitsubishi
5.15%, 01/17/08	85,000	85,000
5.15%, 01/18/08	5,000	5,000
5.12%, 02/19/08	30,000	30,000
Barclays Bank PLC
5.47%, 03/13/08	50,000	50,000
5.16%, 04/09/08	86,000	86,000
5.21%, 04/14/08	6,000	6,000
5.07%, 04/17/08	12,000	12,000
5.09%, 04/17/08	65,000	65,001
5.10%, 04/17/08	87,000	86,993
4.73%, 04/24/08	150,000	150,000
5.32%, 05/13/08	40,000	40,000
BNP Paribas
5.00%, 03/18/08	221,000	221,000
4.75%, 06/19/08	306,000	306,000
4.80%, 06/25/08	275,000	275,000
4.75%, 06/26/08	45,000	45,000
Canadian Imperial Bank of Commerce
4.88%, 01/08/08	34,000	34,000
5.28%, 02/07/08	14,000	14,000
5.09%, 03/17/08	80,000	80,000
Citibank, N.A.
4.88%, 02/14/08	50,000	50,000
4.90%, 02/15/08	139,000	139,000
Commerzbank AG
5.26%, 01/09/08	70,000	70,000
4.81%, 02/05/08	5,000	5,000
Credit Agricole S.A.
4.90%, 01/28/08	73,000	73,000
4.91%, 04/01/08	240,000	240,000
4.83%, 04/02/08	20,000	20,000
5.36%, 04/09/08	129,000	129,000
Credit Suisse
5.64%, 01/07/08	40,000	40,000
5.60%, 02/07/08	40,000	40,000
5.56%, 03/10/08	47,000	47,000
Depka Bank PLC
5.46%, 02/12/08	47,000	47,000
Dexia Credit Local.
4.88%, 01/04/08	99,000	99,000
4.82%, 01/11/08	70,000	70,000
DnB NOR Bank ASA
5.15%, 02/28/08	22,000	22,000
Dresdner Bank AG
5.35%, 01/14/08	36,000	36,000
HSBC U.S.A., Inc.
5.36%, 02/20/08	39,000	39,000
ING Bank N.V.
4.84%, 02/01/08	93,000	93,000
4.81%, 02/06/08	8,000	8,000
4.79%, 03/03/08	152,000	152,000
Intesa Sanpaolo
5.17%, 01/16/08	15,000	15,000
5.12%, 01/31/08	220,000	220,000
5.01%, 03/14/08	22,000	22,000

8 See financial notes

Schwab Advisor Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

KBC Bank N.V.
5.18%, 01/30/08	91,000	91,000
Lloyds TSB Bank PLC
4.80%, 01/29/08	190,000	190,000
Mitsubishi UFJ Trust & Banking Corp.
4.91%, 02/12/08	35,000	35,000
5.32%, 02/14/08	42,000	42,000
5.38%, 04/09/08	58,000	58,000
Mizuho Corporate Bank Ltd.
5.40%, 01/02/08	184,000	184,000
4.88%, 01/04/08	11,000	11,000
5.17%, 01/30/08	30,000	30,000
Natixis S.A.
4.77%, 03/06/08	75,000	75,000
Norinchukin Bank Ltd.
5.36%, 01/28/08	45,000	45,000
4.82%, 02/06/08	4,000	4,000
Northern Rock PLC
5.57%, 03/14/08	53,000	53,000
Royal Bank of Scotland PLC
5.16%, 01/18/08	27,000	27,000
4.92%, 06/06/08	140,000	140,000
4.83%, 06/18/08	175,000	175,000
Skandinaviska Enskilda Banken AB
4.80%, 04/24/08	28,000	28,000
Societe Generale
5.17%, 01/18/08	60,000	60,000
5.20%, 01/31/08	20,000	20,001
4.84%, 02/01/08	107,000	107,000
5.20%, 02/08/08	81,000	81,000
5.14%, 02/20/08	28,000	28,000
5.33%, 02/25/08	8,000	8,000
5.12%, 02/29/08	7,000	7,000
5.13%, 03/13/08	63,000	63,001
4.96%, 04/17/08	7,000	7,000
4.80%, 06/10/08	9,000	9,000
4.78%, 06/20/08	14,000	14,000
4.81%, 06/24/08	113,000	113,000
Sumitomo Mitsui Banking Corp.
4.84%, 01/04/08	40,000	40,000
4.85%, 01/04/08	10,000	10,000
4.84%, 01/08/08	184,000	184,000
4.86%, 01/14/08	8,000	8,000
5.14%, 01/30/08	30,000	30,000
5.14%, 02/08/08	25,000	25,000
Sumitomo Trust & Banking Co.
5.44%, 01/16/08	11,000	11,000
5.38%, 02/15/08	25,000	25,000
5.12%, 02/21/08	57,000	57,000
4.96%, 04/15/08	35,000	35,000
Svenska Handelsbanken AB
5.05%, 01/24/08	25,000	25,000
Swedbank AB
4.88%, 02/11/08	10,000	10,000
Toronto Dominion Bank
5.02%, 03/12/08	206,000	206,000
4.92%, 05/07/08	65,000	65,000
4.70%, 05/13/08	15,000	15,000
4.86%, 06/20/08	22,000	22,000
UBS AG
4.99%, 02/04/08	99,000	99,017
4.98%, 03/18/08	44,000	44,000
4.99%, 03/27/08	47,000	47,000
5.40%, 04/14/08	162,000	162,000
4.76%, 05/07/08	8,000	8,000
5.28%, 05/13/08	10,000	10,000
Unicredito Italiano S.p.A.
5.36%, 01/11/08	5,000	5,000
5.35%, 01/18/08	10,000	10,000
4.93%, 06/04/08	109,000	109,000
4.90%, 06/19/08	50,000	50,001
4.80%, 06/27/08	28,000	28,000
Union Bank of California
5.35%, 01/15/08	45,000	45,000
4.77%, 03/05/08	60,000	60,000
Wachovia Bank, N.A.
5.40%, 03/27/08	65,000	65,000
Westpac Banking Corp.
5.12%, 02/15/08	75,000	75,000
5.38%, 04/09/08	58,000	58,000
Wilmington Trust Co.
4.90%, 06/19/08	20,000	20,000

		7,427,013

Commercial Paper & Other Corporate Obligations 43.5%

Allied Irish Banks North America, Inc.
4.79%, 04/07/08 (a)	10,000	9,874
Alpine Securitization Corp.
4.96%, 01/08/08 (a)(b)(c)	17,000	16,984
5.92%, 01/11/08 (a)(b)(c)	9,000	8,985
4.95%, 01/14/08 (a)(b)(c)	96,000	95,830
4.80%, 01/24/08 (a)(b)(c)	17,000	16,948
5.37%, 03/17/08 (a)(b)(c)	5,000	4,944
Amstel Funding Corp.
5.88%, 01/08/08 (b)(c)	13,000	12,985
6.34%, 01/17/08 (b)(c)	37,000	36,896
5.34%, 01/18/08 (b)(c)	43,000	42,894
5.01%, 01/22/08 (b)(c)	69,000	68,801
5.12%, 02/19/08 (b)(c)	13,000	12,911
5.35%, 02/20/08 (b)(c)	95,000	94,303
5.52%, 02/22/08 (b)(c)	27,868	27,649
5.33%, 03/26/08 (b)(c)	20,000	19,752
5.38%, 03/27/08 (b)(c)	9,000	8,886
Amsterdam Funding Corp.
5.15%, 01/17/08 (a)(b)(c)	12,000	11,973
5.01%, 02/15/08 (a)(b)(c)	7,000	6,957
Anglo Irish Bank
5.35%, 01/02/08 (c)	25,000	24,996
5.50%, 03/12/08 (c)	28,000	27,705
ANZ National (Int’l) Ltd.
5.36%, 01/14/08 (a)	28,000	27,947
5.35%, 01/18/08 (a)	61,000	60,850
Aquinas Funding, L.L.C.
4.86%, 02/05/08 (a)(b)(c)	25,000	24,883
4.99%, 02/25/08 (a)(b)(c)	11,000	10,918
5.34%, 02/28/08 (a)(b)(c)	34,000	33,711
5.66%, 03/18/08 (a)(b)(c)	5,000	4,941
5.43%, 03/20/08 (a)(b)(c)	6,000	5,930
Atlantic Asset Securitization, L.L.C.
4.82%, 01/07/08 (a)(b)(c)	115,000	114,908
4.85%, 01/17/08 (a)(b)(c)	70,000	69,851
5.72%, 02/29/08 (a)(b)(c)	27,000	26,750
5.59%, 03/13/08 (a)(b)(c)	67,918	67,171

See financial notes 9

Schwab Advisor Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Atlantis One Funding Corp.
4.82%, 01/08/08 (b)(c)	47,000	46,956
5.13%, 01/22/08 (b)(c)	137,000	136,596
5.05%, 01/24/08 (b)(c)	50,000	49,841
5.37%, 02/14/08 (b)(c)	108,000	107,316
5.15%, 02/26/08 (b)(c)	41,000	40,676
5.43%, 03/18/08 (b)(c)	8,000	7,908
4.95%, 06/05/08 (b)(c)	13,000	12,728
Bank of America Corp.
5.30%, 02/01/08	68,000	67,701
5.09%, 02/13/08	147,000	146,121
5.09%, 02/20/08	85,000	84,410
4.70%, 05/05/08	224,000	220,425
Bank of Ireland
5.35%, 01/14/08 (c)	6,000	5,989
5.42%, 01/16/08 (c)	8,000	7,982
5.20%, 02/12/08 (c)	45,000	44,732
Barton Capital, L.L.C.
4.94%, 01/02/08 (a)(b)(c)	60,000	59,992
4.92%, 01/04/08 (a)(b)(c)	26,000	25,989
5.07%, 02/05/08 (a)(b)(c)	22,000	21,893
Cancara Asset Securitization, L.L.C.
5.36%, 01/08/08 (a)(b)(c)	17,000	16,983
5.22%, 01/22/08 (a)(b)(c)	13,000	12,961
5.00%, 01/29/08 (a)(b)(c)	55,000	54,789
5.37%, 03/13/08 (a)(b)(c)	32,000	31,661
5.04%, 03/19/08 (a)(b)(c)	51,000	50,453
Chariot Funding, L.L.C.
5.94%, 01/10/08 (a)(b)(c)	108,000	107,841
5.41%, 01/30/08 (a)(b)(c)	34,000	33,853
5.06%, 04/17/08 (a)(b)(c)	95,000	93,597
Citigroup Funding, Inc.
4.88%, 01/03/08 (a)	80,000	79,978
4.85%, 01/07/08 (a)	50,000	49,960
4.87%, 01/11/08 (a)	98,000	97,869
4.80%, 01/16/08 (a)	74,000	73,854
5.18%, 01/18/08 (a)	12,000	11,971
5.35%, 01/28/08 (a)	12,000	11,953
4.85%, 02/06/08 (a)	50,000	49,761
5.40%, 02/20/08 (a)	11,000	10,920
4.80%, 02/26/08 (a)	10,000	9,926
5.56%, 03/11/08 (a)	119,000	117,750
5.05%, 03/14/08 (a)	5,000	4,949
4.94%, 06/06/08 (a)	82,000	80,276
Clipper Receivables Co., L.L.C.
6.08%, 01/04/08 (a)(b)(c)	57,000	56,971
6.24%, 01/14/08 (a)(b)(c)	137,000	136,693
4.93%, 02/05/08 (a)(b)(c)	98,000	97,536
5.36%, 02/25/08 (a)(b)(c)	11,000	10,911
Concord Minuteman Capital Co., Series A
5.34%, 01/10/08 (a)(b)(c)	17,000	16,978
DnB NOR Bank ASA
5.05%, 04/15/08	120,000	118,276
Fairway Finance Co., L.L.C.
5.06%, 02/14/08 (a)(b)(c)	11,000	10,933
5.28%, 02/14/08 (a)(b)(c)	50,000	49,682
5.51%, 02/14/08 (a)(b)(c)	5,000	4,967
5.26%, 03/05/08 (a)(b)(c)	25,000	24,769
5.27%, 03/14/08 (a)(b)(c)	12,000	11,873
Falcon Asset Securitization Corp.
5.07%, 01/10/08 (a)(b)(c)	51,463	51,398
5.41%, 01/31/08 (a)(b)(c)	50,000	49,777
4.94%, 02/11/08 (a)(b)(c)	31,000	30,828
5.32%, 02/27/08 (a)(b)(c)	13,000	12,892
Gemini Securitization Corp., L.L.C.
5.15%, 01/16/08 (a)(b)(c)	12,000	11,975
5.12%, 01/17/08 (a)(b)(c)	34,000	33,924
4.86%, 01/31/08 (a)(b)(c)	21,000	20,916
4.86%, 02/05/08 (a)(b)(c)	13,000	12,939
4.91%, 02/07/08 (a)(b)(c)	54,000	53,731
5.14%, 02/20/08 (a)(b)(c)	8,000	7,944
5.48%, 02/29/08 (a)(b)(c)	4,000	3,965
5.27%, 03/18/08 (a)(b)(c)	16,000	15,822
General Electric Capital Corp.
5.32%, 02/19/08	173,000	171,794
5.38%, 03/04/08	40,000	39,638
Grampian Funding, L.L.C.
4.84%, 03/06/08 (a)(b)(c)	29,000	28,751
5.21%, 03/28/08 (a)(b)(c)	60,000	59,264
5.21%, 03/31/08 (a)(b)(c)	25,000	24,683
5.22%, 04/02/08 (a)(b)(c)	47,000	46,389
5.26%, 04/07/08 (a)(b)(c)	2,000	1,972
5.02%, 04/18/08 (a)(b)(c)	4,000	3,941
Greenwich Capital Holdings, Inc.
4.82%, 06/16/08 (a)	9,000	8,803
Intesa Funding, L.L.C.
5.07%, 01/16/08 (a)	156,000	155,675
Irish Life & Permanent, PLC
5.35%, 01/16/08 (c)	15,000	14,967
J.P. Morgan Chase & Co.
5.02%, 04/18/08	160,000	157,653
Jupiter Securitization Corp.
5.33%, 01/25/08 (a)(b)(c)	23,000	22,919
K2 (USA), L.L.C.
5.34%, 01/24/08 (b)(c)(d)	11,000	10,963
5.40%, 06/13/08 (b)(c)(d)	4,000	4,000
5.42%, 07/15/08 (b)(c)(d)	38,000	38,000
KBC Financial Products International Ltd.
5.20%, 04/02/08 (a)(c)	20,000	19,741
Kitty Hawk Funding Corp.
4.94%, 02/13/08 (a)(b)(c)	32,817	32,626
5.15%, 03/19/08 (a)(b)(c)	40,000	39,560
Mont Blanc Capital Corp.
4.92%, 01/07/08 (a)(b)(c)	13,000	12,989
5.04%, 01/15/08 (a)(b)(c)	53,000	52,897
5.07%, 01/23/08 (a)(b)(c)	45,384	45,245
5.04%, 01/24/08 (a)(b)(c)	25,000	24,920
Morgan Stanley
5.43%, 02/20/08	85,000	84,377
5.20%, 04/14/08	36,000	35,474
5.21%, 04/22/08	150,000	147,634
4.91%, 04/29/08	24,000	23,620
Nationwide Building Society U.S.
5.20%, 02/27/08	31,000	30,748
Nieuw Amsterdam Receivables Corp.
5.30%, 01/11/08 (a)(b)(c)	92,000	91,867
5.18%, 03/27/08 (a)(b)(c)	15,000	14,819
Old Line Funding, L.L.C.
4.83%, 01/11/08 (a)(b)(c)	19,495	19,469
6.03%, 01/11/08 (a)(b)(c)	25,000	24,958
5.93%, 01/16/08 (a)(b)(c)	7,000	6,983
4.95%, 01/22/08 (a)(b)(c)	65,669	65,481
5.05%, 01/23/08 (a)(b)(c)	45,795	45,655
4.94%, 02/07/08 (a)(b)(c)	12,920	12,855
4.91%, 02/08/08 (a)(b)(c)	54,000	53,724

10 See financial notes

Schwab Advisor Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.01%, 02/13/08 (a)(b)(c)	50,000	49,704
5.09%, 02/22/08 (a)(b)(c)	11,000	10,920
5.14%, 02/22/08 (a)(b)(c)	7,000	6,949
5.45%, 02/27/08 (a)(b)(c)	13,517	13,402
5.73%, 02/27/08 (a)(b)(c)	38,000	37,660
Park Avenue Receivables Co., L.L.C.
6.07%, 01/03/08 (a)(b)(c)	170,000	169,943
5.12%, 02/22/08 (a)(b)(c)	269,000	267,038
Picaros Funding, L.L.C.
5.39%, 03/19/08 (a)(b)(c)	70,000	69,204
5.21%, 04/07/08 (a)(b)(c)	10,000	9,863
Ranger Funding Co., L.L.C.
5.40%, 01/24/08 (a)(b)(c)	50,000	49,829
5.17%, 01/25/08 (a)(b)(c)	75,000	74,744
5.43%, 01/31/08 (a)(b)(c)	12,000	11,946
5.07%, 02/21/08 (a)(b)(c)	135,151	134,194
5.12%, 02/25/08 (a)(b)(c)	66,798	66,283
5.08%, 04/11/08 (a)(b)(c)	9,000	8,874
Royal Bank of Scotland PLC
4.99%, 01/28/08	7,000	6,974
San Paolo IMI U.S. Financial Corp.
4.85%, 03/24/08 (a)	59,000	58,354
Scaldis Capital Ltd.
5.31%, 01/07/08 (a)(b)(c)	24,000	23,979
5.22%, 01/24/08 (a)(b)(c)	183,000	182,398
5.13%, 01/25/08 (a)(b)(c)	11,000	10,963
4.93%, 02/08/08 (a)(b)(c)	27,000	26,861
5.10%, 02/22/08 (a)(b)(c)	6,000	5,956
5.25%, 03/20/08 (a)(b)(c)	50,000	49,438
5.21%, 04/01/08 (a)(b)(c)	7,000	6,910
Sedna Finance, Inc.
5.41%, 06/13/08 (b)(c)	2,000	2,000
Sheffield Receivables Corp.
5.77%, 01/11/08 (a)(b)(c)	186,000	185,703
Sigma Finance, Inc.
5.35%, 01/03/08 (b)(c)	55,000	54,984
5.40%, 03/12/08 (b)(c)(d)	4,000	3,959
Skandinaviska Enskilda Banken AB
4.78%, 02/01/08	4,000	3,984
4.81%, 03/28/08	5,000	4,943
4.86%, 04/21/08	6,000	5,912
Solitaire Funding, L.L.C.
4.84%, 01/07/08 (a)(b)(c)	86,000	85,931
5.29%, 01/11/08 (a)(b)(c)	6,000	5,991
5.15%, 01/18/08 (a)(b)(c)	7,000	6,983
4.86%, 01/30/08 (a)(b)(c)	39,000	38,849
5.09%, 02/19/08 (a)(b)(c)	5,000	4,966
5.58%, 03/04/08 (a)(b)(c)	2,000	1,981
5.14%, 04/10/08 (a)(b)(c)	91,000	89,723
5.11%, 04/17/08 (a)(b)(c)	20,000	19,702
Swedbank AB
5.34%, 01/09/08	7,000	6,992
5.35%, 01/09/08	14,000	13,984
5.16%, 01/17/08	16,000	15,964
5.49%, 01/22/08	52,000	51,837
Swedbank Mortgage AB
4.94%, 03/25/08	41,000	40,537
4.87%, 03/26/08	46,000	45,482
4.87%, 06/17/08	6,000	5,867
Thames Asset Global Securitization No.1, Inc.
4.99%, 01/09/08 (a)(b)(c)	20,000	19,978
5.20%, 01/22/08 (a)(b)(c)	46,800	46,659
5.27%, 02/15/08 (a)(b)(c)	32,000	31,792
5.17%, 03/17/08 (a)(b)(c)	100,000	98,923
Thunder Bay Funding, L.L.C.
5.97%, 01/08/08 (a)(b)(c)	10,000	9,988
5.00%, 01/11/08 (a)(b)(c)	34,244	34,197
5.93%, 01/15/08 (a)(b)(c)	12,736	12,707
5.41%, 02/15/08 (a)(b)(c)	27,000	26,819
5.41%, 02/27/08 (a)(b)(c)	14,000	13,882
5.24%, 04/10/08 (a)(b)(c)	70,367	69,370
Ticonderoga Funding, L.L.C.
6.08%, 01/04/08 (a)(b)(c)	75,000	74,962
Tulip Funding Corp.
4.87%, 02/06/08 (a)(b)(c)	9,000	8,957
5.39%, 02/06/08 (a)(b)(c)	30,000	29,840
5.27%, 02/21/08 (a)(b)(c)	4,000	3,971
5.27%, 03/12/08 (a)(b)(c)	54,000	53,446
UBS Finance (Delaware), Inc.
5.35%, 01/22/08 (a)	19,000	18,942
5.38%, 03/18/08 (a)	4,000	3,955
5.09%, 04/16/08 (a)	120,000	118,249
5.09%, 07/07/08 (a)	178,000	173,445
UniCredit Bank (Ireland) PLC
5.42%, 01/15/08 (a)(c)	137,000	136,718
Variable Funding Capital Corp.
4.94%, 01/09/08 (a)(b)(c)	190,000	189,793
4.89%, 01/10/08 (a)(b)(c)	83,000	82,899
5.06%, 02/05/08 (a)(b)(c)	17,000	16,917
Whistlejacket Capital, L.L.C.
5.35%, 01/18/08 (b)(c)(d)	9,493	9,470
5.34%, 01/24/08 (b)(c)(d)	16,000	15,947
5.42%, 06/16/08 (b)(c)(d)	12,000	12,000
Windmill Funding Corp.
5.87%, 01/03/08 (a)(b)(c)	45,000	44,985
5.87%, 01/04/08 (a)(b)(c)	35,000	34,983
Yorktown Capital, L.L.C.
5.33%, 01/17/08 (a)(b)(c)	50,973	50,853
5.05%, 01/25/08 (a)(b)(c)	23,578	23,499
5.33%, 01/28/08 (a)(b)(c)	50,062	49,864
5.07%, 02/20/08 (a)(b)(c)	42,000	41,708
5.14%, 03/19/08 (a)(b)(c)	96,000	94,950
5.09%, 04/11/08 (a)(b)(c)	9,000	8,874

		9,319,649

Total Fixed-Rate Obligations (Cost $16,981,662)		16,981,662

Variable-Rate Obligations 12.5% of net assets

ABN AMRO Bank N.V.
5.27%, 01/11/08	137,000	137,000
Banco Espanol de Credito S.A.
5.20%, 01/18/08 (c)	50,000	50,000
Bank of Ireland
4.96%, 01/22/08 (c)	10,000	10,000
Barclays Bank PLC
4.99%, 01/16/08	100,000	99,997
BNP Paribas
5.17%, 01/03/08	10,000	9,999
Breckenridge Terrace L.L.C.
4.91%, 01/03/08 (a)	1,000	1,000
Canadian Imperial Bank of Commerce
4.91%, 01/23/08	25,000	25,000
4.92%, 01/29/08	82,000	82,000

See financial notes 11

Schwab Advisor Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Cook County, IL
4.90%, 01/02/08 (a)	1,500	1,500
Credit Suisse
5.15%, 01/23/08	56,000	56,000
Danske Bank A/S
4.92%, 01/22/08 (c)	200,000	200,000
Danske Corp.
4.95%, 02/13/08 (a)(c)	70,000	70,000
4.99%, 02/18/08 (a)(c)	50,000	50,000
Deutsche Bank AG
5.33%, 01/07/08	85,000	85,000
5.29%, 01/14/08	100,000	100,003
4.96%, 01/23/08	250,000	250,000
4.96%, 01/28/08	100,000	100,003
Dexia Credit Local
4.82%, 01/25/08	15,000	15,000
Eagle County, CO
4.91%, 01/03/08 (a)	2,000	2,000
Five Finance, Inc.
5.18%, 01/09/08 (b)(c)	19,000	18,996
Fortis Bank
4.80%, 01/28/08	50,000	49,978
K2 (USA), L.L.C.
4.91%, 03/20/08 (b)(c)(d)	50,000	50,002
Liberty Lighthouse U.S. Capital Co., L.L.C.
5.19%, 01/02/08 (b)(c)(d)	15,000	14,999
5.21%, 01/10/08 (b)(c)(d)	4,000	4,000
4.83%, 02/15/08 (b)(c)(d)	13,000	12,999
Links Finance, L.L.C.
4.95%, 01/18/08 (b)(c)(d)	40,000	40,000
Merrill Lynch & Co., Inc.
5.17%, 01/15/08	25,000	25,000
5.14%, 01/18/08	50,000	50,000
Mitsubishi UFJ Trust & Banking Corp.
4.97%, 01/30/08	20,000	20,000
Morgan Stanley
5.35%, 01/03/08	20,000	20,000
5.33%, 01/18/08	27,420	27,422
Nordea Bank AB
5.26%, 01/11/08 (c)	25,000	25,000
Royal Bank of Canada
5.18%, 01/04/08	150,000	149,989
4.79%, 01/31/08	20,200	20,194
Royal Bank of Scotland PLC
4.94%, 01/22/08 (c)	20,000	20,000
4.81%, 01/28/08	50,000	49,997
Sedna Finance, Inc.
5.20%, 01/14/08 (b)(c)	48,000	47,999
Sigma Finance, Inc.
5.00%, 01/15/08 (b)(c)(d)	50,000	49,999
5.07%, 01/25/08 (b)(c)(d)	50,000	50,000
5.07%, 01/25/08 (b)(c)(d)	100,000	100,006
Societe Generale
5.23%, 01/02/08 (c)	15,000	15,000
Sumitomo Trust & Banking Co.
5.25%, 01/07/08	47,000	47,000
4.93%, 01/22/08	49,000	49,000
Tenderfoot Seasonal Housing, L.L.C.
4.91%, 01/03/08 (a)	2,885	2,885
The Goldman Sachs Group, Inc.
5.26%, 01/11/08 (d)	4,000	4,000
5.08%, 01/17/08 (c)(d)	77,000	77,000
Wachovia Bank, N.A.
4.98%, 01/25/08	35,000	35,000
Westpac Banking Corp.
5.02%, 01/16/08 (c)	25,000	25,000
4.88%, 02/05/08	50,000	50,000
Whistlejacket Capital, L.L.C.
4.91%, 01/22/08 (b)(c)(d)	43,000	42,998
4.85%, 02/06/08 (b)(c)(d)	88,000	87,990
4.86%, 02/07/08 (b)(c)(d)	40,000	39,995
4.86%, 02/19/08 (b)(c)(d)	10,000	9,999

Total Variable-Rate Obligations (Cost $2,676,949)		2,676,949

Issuer	Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 7.8% of net assets

Repurchase Agreements 7.8%

Bear Stearns & Co., Inc.
Tri-Party Repurchase Agreement dated 12/31/07, due 01/02/08 at 4.77%, fully collateralized by U.S. Government Securities with a value of $780,303.	765,203	765,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement dated 12/31/07, due 01/02/08 at 4.50%, fully collateralized by U.S. Government Securities with a value of $7,806.	7,653	7,651
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement dated 12/31/07, due 01/02/08 at 4.75%, fully collateralized by U.S. Government Securities with a value of $918,000.	900,237	900,000

Total Other Investments (Cost $1,672,651)		1,672,651

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $21,331,262.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,666,023 or 35.8% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $678,326 or 3.2% of net assets.

12 See financial notes

Schwab Advisor Cash Reserves

Statement of
Assets and Liabilities

As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$21,331,262
Receivables:
Interest		109,236
Prepaid expenses	+	48

Total assets		21,440,546

Liabilities
Payables:
Investment adviser and administrator fees		344
Transfer agent and shareholder services fees		636
Accrued expenses	+	571

Total liabilities		1,551

Net Assets
Total assets		21,440,546
Total liabilities	−	1,551

Net assets		$21,438,995
Net Assets by Source
Capital received from investors		21,438,984
Net investment income not yet distributed		11

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$6,416,408		6,416,405		$1.00
Premier Sweep Shares	$15,022,587		15,022,579		$1.00

See financial notes 13

Schwab Advisor Cash Reserves

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers are x 1,000.

Investment Income
Interest		$946,742

Net Realized Gains and Losses
Net realized gains on investments		11

Expenses
Investment adviser and administrator fees		55,610
Transfer agent and shareholder service fees:
Sweep Shares		22,270
Premier Sweep Shares		48,829
Registration fees		4,508
Custodian fees		968
Shareholder reports		907
Portfolio accounting fees		463
Trustees’ fees		78
Professional fees		77
Interest expense		1
Other expenses	+	97

Total expenses		133,808
Expense reduction by adviser and Schwab	−	25,928
Custody credits	−	1

Net expenses		107,879

Increase (Decrease) in Net Assets from Operations
Total investment income		946,742
Net expenses	−	107,879

Net investment income		838,863
Net realized gains	+	11

Increase in net assets from operations		$838,874

14 See financial notes

Schwab Advisor Cash Reserves

Statements of

Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$838,863	$406,556
Net realized gains	+	11	−

Increase in net assets from operations		838,874	406,556

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		260,184	133,882
Premier Sweep Shares	+	578,679	272,674

Total distributions from net investment income		838,863	406,556

Transactions in Fund Shares*
Shares Sold
Sweep Shares		31,327,170	19,878,167
Premier Sweep Shares	+	89,000,643	48,935,956

Total shares sold		120,327,813	68,814,123

Shares Reinvested
Sweep Shares		255,692	131,357
Premier Sweep Shares	+	568,461	267,897

Total shares reinvested		824,153	399,254

Shares Redeemed
Sweep Shares		(30,388,315)	(16,686,064)
Premier Sweep Shares	+	(85,330,951)	(42,147,121)

Total shares redeemed		(115,719,266)	(58,833,185)

Net transactions in fund shares		5,432,700	10,380,192

Net Assets
Beginning of period		16,006,284	5,626,092
Total increase	+	5,432,711	10,380,192

End of period		$21,438,995	$16,006,284

Net investment income not yet distributed		$11	$−

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 15

Schwab Advisor Cash Reserves

Financial Notes

1. Business Structure of the Fund:

Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security

16

Schwab Advisor Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of December 31, 2007, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), and determined that no provision for income tax is required in the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring

 17

Schwab Advisor Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting SFAS No. 157 on the fund’s financial statements.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.20%	0.20%
Premier Sweep Shares	0.20%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows for so long as CSIM serves as the investment adviser to the fund:

Sweep Shares	0.66%
Premier Sweep Shares	0.59%

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2007, the fund’s total security transactions with other Schwab Funds were $48,000.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the fund’s Statement of Operations.

18

Schwab Advisor Cash Reserves

Financial Notes (continued)

4. Borrowings from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

5.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:.

Undistributed ordinary income	$11
Undistributed Long-term capital gains	—

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the fund had no capital loss carry forwards.

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, the fund had no deferred realized net capital losses and there were no capital losses being utilized to offset capital gains.

The tax-basis components of distributions paid during the current period and prior fiscal year were:

	Current period distributions	Prior period distributions

Ordinary income	$838,863	$406,556
Long-term capital gains	—	—
Return of capital	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2007, the fund made the following reclassifications:

Undistributed net investment income	$11
Net realized capital gains and losses	(11)

6.	Subsequent Event:

Subsequent to year-end, on February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the fund. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the 1940 Act. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time.

 19

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Advisor Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Advisor Cash Reserves (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the ‘‘Fund”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ‘‘financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2008

20

Trustees and Officers

The tables below give information as of December 31, 2007, about the trustees and officers for The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of December 31, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	61	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5–Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	61	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

 21

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None.

Walt Bettinger[2] 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	72	None.

22

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 23

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

24

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

 25

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle  SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

26

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Fundamental International Small-Mid Company Index Fundtm
Schwab Fundamental Emerging Markets Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR31382-03

Schwab Taxable Money Funds

Annual Report
December 31, 2007

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Value Advantage
Money Fund®

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment strategy. Years of research have indicated that spreading your money across different asset classes, such as stocks, bonds, and cash equivalents can be the most important factor in weathering market volatility and determining portfolio performance.

Schwab Funds provides an uncomplicated and effective way to build a well diversified portfolio. You can choose from a range of funds with distinct investment objectives and styles to develop your own individual asset allocation strategy. Or, if you prefer a single investment solution, Schwab offers asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With quality funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Schwab Taxable Money Funds 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present your Schwab money fund annual report for the period ended December 31, 2007. In returning to my role as President and CEO of Charles Schwab Investment Management, I would like to thank you for investing in Schwab Funds and share my thoughts with you on the current market environment.

Although the economy grew at a robust pace during the second and third quarters, there was a reemergence of market volatility during the latter half of the year. Increased defaults on subprime loans engendered risk aversion throughout the fixed income market, driving up treasury prices and pushing down the prices of very high-quality, non-treasury securities. All asset-backed and mortgage-backed securities seemed to get painted with the same broad brush, despite the fact that subprime mortgages represented a very small fraction of the sector.

In light of this, I want to assure you that we remain committed to a comprehensive analysis of all fund portfolio holdings, while implementing an investment strategy that relies on time-tested fundamentals. For all our money market funds, we perform our own ongoing and independent analysis of the credit worthiness of each security purchased, and employ an investment process that emphasizes liquidity, high-quality investments and diversification.

We will continue to manage our funds consistent with the tenets of successful investing—rigorous research, guided by long-term perspective and prudence. Thank you for your continued trust and support.

Sincerely,

2 Schwab Taxable Money Funds

The Investment Environment and the Funds

Linda Klingman (far right), managing director and portfolio manager, has overall responsibility for the management of the funds.

Karen Wiggan (middle left), managing director and portfolio manager, has overall and day-to-day responsibility for the management of the Government Money and U.S. Treasury Money Funds.

Mike Neitzke (middle right), managing director and portfolio manager, has day-to-day responsibility for management of the Value Advantage Money Fund.

Michael Lin (far left), portfolio manager, has day-to-day responsibility for management of the Value Advantage Money Fund.

Despite continued expansion of the U.S. economy and growth in the market throughout the past year, the reporting period proved to be unnervingly volatile with strong economic headwinds developing in the third and fourth quarters. Falling home prices, a credit crunch, and high oil prices were among the myriad forces acting to curtail consumer spending and erode investor confidence in the marketplace. A tightening of lending standards and reduced liquidity caused by credit turmoil acted to further slow economic growth, but whether or not these events have the potential to precipitate a full-blown recession remains uncertain.

Opening the year with a mere 0.6% growth in Gross Domestic Product (GDP), the economy surged ahead in the second and third quarters. GDP rose 3.8% in the second quarter, and 4.9% in the third quarter, buoyed by strength in exports, personal consumption expenditures, and private inventory investment. However, estimates for the fourth quarter placed GDP growth at a tepid 1.5% or less, reflecting a significant downturn in economic growth rates, and indicating that trouble in the housing and credit markets has finally taken its toll. While higher energy prices and credit woes suppressed consumer spending and cut into GDP numbers, a healthy demand for exports spurred by a decline in the dollar helped to partially offset these domestic concerns.

Since peaking in early 2002, the U.S. dollar has declined in value by more than 24% making exports more affordable to foreign buyers, but raising concerns over inflation. An increase in net exports throughout 2007 accounted for about a third of GDP growth in the second and third quarters. Real exports of goods and services increased 19.1% in the third quarter, compared to a 7.5% increase in the second. While a weak dollar has stimulated exports, it has raised serious concerns over inflation as energy prices continue to rise. The Consumer Price Index rose by 0.8% in November, fueled by a 5.7% jump in energy prices, while the core index increased by 0.3%. Inclusive of energy prices, inflation outpaced a 2.8% growth in wages during the period.

Of greatest concern to investors during the latter half of this period was the market volatility created in large part by trouble in the housing market and the resulting credit crunch. From 1995 to 2006, housing prices outpaced inflation by 70% creating around 4 to 8 trillion dollars in new wealth - a figure that ultimately proved unsustainable. In May 2007, sales of new homes declined by 1.6% to a seasonally adjusted annual rate of 915,000 units, making waves in the market as inventory increased and prices fell. In November, new home sales declined by an astounding 9% to 647,000 units, the largest drop in 12 years. As housing prices fell, homeowners became less able to leverage their homes as a source of cash.

Subprime borrowers, those with below-average credit ratings, were disproportionately affected in the correction. Although subprime adjustable rate mortgages accounted for just 6.8% of outstanding loans in the U.S., they represented 43% of foreclosures in the third quarter of 2007. In many cases the credit and risk of these loans was passed from the original lender to third-party investors in the form of mortgage-backed securities. With the increase in defaults on subprime loans, all asset-backed and mortgage-backed securities in the market seemed to get caught in the turmoil, despite the fact that subprime mortgages represented a very small fraction of the sector. Even very high-quality securities were rapidly unloaded as investors fled to safer investments, such as U.S. Treasuries. As a result, lending was

Schwab Taxable Money Funds 3

The Investment Environment and the Funds continued

disrupted between major banks and other financial institutions that were heavily invested in subprime, collateralized debt obligations (CDOs), and structured investment vehicles (SIVs).

The reduced liquidity hit SIVs particularly hard. For nearly twenty years, SIVs have been a typical holding in the portfolios of many financial institutions, pension funds, mutual funds, municipalities and money market funds. However, not all SIVs were created equal—a handful of SIVs carried higher risk and had significant subprime investments. When those SIVs were recently unable to meet repayment of their debt obligations in the normal course of business, all SIVs came under scrutiny and the impact was felt throughout the marketplace.

While the subprime debacle and corresponding credit crisis has yet to fully percolate throughout the economy, measures to control the effects are already in place. Banks, the U.S. Government, and other lending institutions were quick to initiate damage control measures by manipulating lending rates, developing stricter lending standards, and reorganizing outstanding debt. Action by the Fed resulted in a 100 basis point drop in interest rates during the latter half of the year, moving rates from 5.25% to 4.25%. Though some investors had hoped for a greater reduction, the Fed remained cautious of bringing the rates down too far as inflationary pressures mounted. Even though the financial sector was relatively quick in its implementation of crisis management techniques, lingering liquidity issues as well as souring investor sentiment and the perceived threat of a recession proved to be more than enough to take the wind out of economic sails in the fourth quarter.

Closing out 2007, economic indicators remained decidedly mixed in November and December. The Dow Jones Industrial Average finished 2007 up 6.4% for the year, but posted its first fourth quarter decline in ten years. Financial stocks helped lead the decline in the fourth quarter, with many large banks and other financial corporations taking huge losses, as mortgage woes wormed their way through corporate balance sheets. In commodities, oil and gold continued to rise, sparking inflationary concerns as oil went over $100 a barrel for the first time. On the positive side, data showed that factory orders were up 1.5% in November and that new jobs were created in December, throwing some upbeat reports into a downbeat marketplace.

The Schwab Government Money Fund maintained a slightly longer weighted average maturity throughout the year, a stance that benefited the fund in a falling rate environment. As the markets reacted to the subprime and credit crisis, we saw an unprecedented flight to quality. Investors looked to put their money in safe havens, namely government-backed agency securities, in an attempt to avoid market volatility. During the latter half of the year, the agencies, in particular the Federal Home Loan Bank, issued at near record levels. Correspondingly, there was a dramatic increase in the supply of agency issuance.

The Schwab U.S. Treasury Money Fund experienced a highly unusual year in response to the credit crisis. The subprime and credit crisis triggered a flight to quality, dramatically increasing net cash inflows to the fund. Much of the new cash inflows occurred during the volatile month of August, but remained positive despite tapering off throughout the remainder of the year. Even with substantial inflows, the fund was able to remain fully invested. Going into August with a longer weighted

4 Schwab Taxable Money Funds

The Investment Environment and the Funds continued

average maturity put the fund in a good position to absorb the inflows and manage potential outflows. As new money came in we placed it in short-term positions, but as the markets showed signs of stabilizing we looked toward extending these positions. U.S Treasuries are considered to be securities of the highest quality because they are backed by the full faith and credit of the U.S. government, and are generally seen as a place of safe haven during periods of extreme volatility.

The Schwab Value Advantage Money Fund maintained a weighted average maturity (WAM) that was longer than the peer group throughout the reporting period. In August, ramifications from trouble in the housing and credit markets were made clear as the market experienced unprecedented volatility and uncertainty throughout the third and fourth quarters. In response, we sought to reduce the weighted average maturity and increase the overnight cash position of the fund as a buffer against market volatility. Despite reduction of the WAM, the fund remained long relative to the peer group. Maintaining a longer WAM throughout the year benefited the fund as we were able to lock in higher yielding securities before the Fed lowered rates.

Given the unprecedented volatility in the subprime mortgage market, we focused on reviewing and evaluating our SIV exposure in the second half of the year. As of December 31, 2007, SIV exposure in the Schwab Value Advantage Money Fund was approximately 4.1% of the fund’s net assets (see Financial Note 6).

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Taxable Money Funds 5

Performance and Fund Facts as of 12/31/07

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Government	U.S. Treasury
	Money Fund	Money Fund	Value Advantage Money Fund

						Institutional
			Investor	Select	Institutional	Prime
			Shares	Shares®	Shares	Sharestm
Ticker Symbol	SWGXX	SWUXX	SWVXX	SWBXX	SWAXX	SNAXX

Seven-Day Yield[1]	3.93%	3.00%	4.66%	4.76%	4.87%	4.90%

Seven-Day Yield—No Waiver[2]	3.83%	2.70%	4.53%	4.63%	4.74%	4.76%

Seven-Day Effective Yield[1]	4.01%	3.05%	4.77%	4.88%	4.99%	5.02%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

	Government	U.S. Treasury	Value Advantage
	Money Fund	Money Fund	Money Fund

Weighted Average Maturity	21 days	72 days	49 days

Credit Quality of Holdings % of portfolio	100% Tier 1	100% Tier 1	100% Tier 1

Minimum Initial Investment[3]
Sweep Investments®	*	*	n/a
Investor Shares	n/a	n/a	$25,000
($15,000 for IRA and custodial accounts)
Select Shares®	n/a	n/a	$1,000,000
Institutional Shares	n/a	n/a	$3,000,000
Institutional Prime Sharestm	n/a	n/a	$10,000,000

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.
[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[3]	Please see prospectus for further detail and eligibility requirements.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.

6 Schwab Taxable Money Funds

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2007 and held through December 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/07	at 12/31/07	7/1/07 - 12/31/07

Schwab Government Money Fundtm
Actual Return	0.74%	$1,000	$1,022.10	$3.77
Hypothetical 5% Return	0.74%	$1,000	$1,021.48	$3.77

Schwab U.S. Treasury Money Fundtm
Actual Return	0.59%	$1,000	$1,019.00	$3.00
Hypothetical 5% Return	0.59%	$1,000	$1,022.23	$3.01

Schwab Value Advantage Money Fundtm
Investor Shares
Actual Return	0.44%	$1,000	$1,024.90	$2.25
Hypothetical 5% Return	0.44%	$1,000	$1,022.99	$2.24
Select Shares®
Actual Return	0.34%	$1,000	$1,025.40	$1.74
Hypothetical 5% Return	0.34%	$1,000	$1,023.49	$1.73
Institutional Shares
Actual Return	0.24%	$1,000	$1,025.90	$1.23
Hypothetical 5% Return	0.24%	$1,000	$1,024.00	$1.22
Institutional Prime Sharestm
Actual Return	0.21%	$1,000	$1,026.10	$1.07
Hypothetical 5% Return	0.21%	$1,000	$1,024.70	$1.07

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Taxable Money Funds 7

Schwab Government Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per—Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.04	0.03	0.01	0.00 [1]

Less distributions:
Distributions from net investment income	(0.04)	(0.04)	(0.03)	(0.01)	(0.00)[1]

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	4.55	4.37	2.52	0.65	0.48

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.74	0.75	0.75	0.75	0.75
Gross operating expenses	0.75	0.84	0.83	0.83	0.83
Net investment income (loss)	4.41	4.31	2.49	0.64	0.49
Net assets, end of period ($ x 1,000,000)	7,544	3,513	2,471	2,535	2,838
1 Per-share amount was less than $0.01.

8 See financial notes

Schwab Government Money Fund

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

28.3%	Federal Agency Securities	2,134,547	2,134,547
71.3%	Other Investments	5,376,419	5,376,419

99.6%	Total Investments	7,510,966	7,510,966
0.4%	Other Assets and Liabilities		33,233

100.0%	Net Assets		7,544,199

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Agency Securities 28.3% of net assets

Fixed-Rate Discount Notes 12.3%

Fannie Mae
5.02%, 01/11/08	15,800	15,778
5.03%, 01/24/08	3,240	3,230
4.57%, 02/01/08	124,859	124,374
4.33%, 03/19/08	50,000	49,536
5.24%, 04/10/08	40,000	39,443
4.25%, 04/18/08	50,000	49,372
Federal Farm Credit Bank
4.52%, 01/18/08	32,145	32,077
Federal Home Loan Bank
5.02%, 01/16/08	3,781	3,773
4.70%, 01/30/08	9,325	9,290
4.40%, 02/15/08	50,000	49,728
4.95%, 02/15/08	40,815	40,569
5.05%, 02/20/08	25,000	24,829
4.33%, 03/19/08	75,000	74,304
4.32%, 03/24/08	50,000	49,507
4.24%, 05/23/08	40,000	39,339
4.25%, 05/30/08	13,643	13,406
Freddie Mac
5.13%, 01/07/08	4,308	4,304
4.51%, 01/22/08	50,000	49,870
5.02%, 01/22/08	9,200	9,174
5.12%, 01/22/08	50,000	49,854
5.05%, 02/25/08	50,000	49,624
4.92%, 03/03/08	40,674	40,338
4.30%, 03/07/08	50,000	49,610
4.33%, 03/24/08	60,000	59,407

		930,736

Fixed-Rate Coupon Notes 5.1%

Federal Home Loan Bank
4.65%, 01/25/08	75,000	75,024
4.89%, 02/22/08	50,000	49,979
5.26%, 04/07/08	24,675	24,619
4.73%, 07/25/08	29,125	29,186
4.71%, 10/09/08	40,000	39,996
4.65%, 11/28/08	75,000	75,000
4.55%, 12/04/08	50,000	50,000
4.63%, 12/04/08	40,000	40,000

		383,804

Variable-Rate Coupon Notes 10.9%

Federal Farm Credit Bank
4.86%, 01/16/08	50,000	50,000
Federal Home Loan Bank
4.71%, 02/05/08	100,000	100,000
4.68%, 02/18/08	50,000	50,000
4.79%, 02/18/08	100,000	100,042
4.72%, 02/19/08	50,000	49,997
4.77%, 02/20/08	75,000	75,000
4.80%, 02/20/08	50,000	50,000
4.88%, 02/23/08	50,000	49,995
4.83%, 03/01/08	50,000	49,991
4.92%, 03/04/08	50,000	50,000
4.93%, 03/04/08	50,000	50,000
4.77%, 03/20/08	100,000	99,985
4.69%, 03/26/08	45,000	44,997

		820,007

Total Federal Agency Securities (Cost $2,134,547)		2,134,547

Issuer	Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 71.3% of net assets

Repurchase Agreements 71.3%

Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $678,300
4.30%, issued 12/20/07,
due 01/07/08	50,108	50,000
4.40%, issued 12/18/07,
due 01/07/08	50,122	50,000
4.40%, issued 11/13/07,
due 01/07/08	45,303	45,000
4.55%, issued 11/19/07,
due 01/07/08	50,310	50,000
4.55%, issued 11/26/07,
due 01/07/08	50,265	50,000
4.60%, issued 11/07/07,
due 01/07/08	50,390	50,000

See financial notes 9

Schwab Government Money Fund

Portfolio Holdings continued

Issuer	Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

4.60%, issued 11/13/07,
due 01/07/08	50,351	50,000
4.60%, issued 12/07/07,
due 01/07/08	50,198	50,000
4.65%, issued 11/21/07,
due 01/07/08	100,607	100,000
4.65%, issued 11/26/07,
due 01/07/08	50,271	50,000
4.70%, issued 11/23/07,
due 01/07/08	40,235	40,000
4.70%, issued 11/26/07,
due 01/07/08	50,274	50,000
5.29%, issued 07/17/07,
due 01/07/08	30,767	30,000
Bear Stearns & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $712,760
4.77%, issued 12/31/07,
due 01/02/08	600,159	600,000
4.46%, issued 11/13/07,
due 01/07/08	50,341	50,000
4.54%, issued 10/22/07,
due 01/07/08	50,486	50,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $598,168
4.50%, issued 12/31/07,
due 01/02/08	71,437	71,419
4.80%, issued 12/27/07,
due 01/03/08	15,014	15,000
4.80%, issued 12/28/07,
due 01/04/08	50,047	50,000
4.30%, issued 12/12/07,
due 01/07/08	75,233	75,000
4.53%, issued 10/30/07,
due 01/07/08	50,434	50,000
4.56%, issued 11/06/07,
due 01/07/08	60,471	60,000
4.65%, issued 11/19/07,
due 01/07/08	100,633	100,000
4.51%, issued 10/25/07,
due 01/07/08	75,695	75,000
4.76%, issued 10/16/07,
due 01/07/08	50,549	50,000
4.83%, issued 09/14/07,
due 01/07/08	40,617	40,000
Deutche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $836,400
4.60%, issued 12/14/07,
due 01/04/08	50,134	50,000
4.95%, issued 12/04/07,
due 01/04/08	45,192	45,000
4.38%, issued 12/14/07,
due 01/07/08	50,146	50,000
4.41%, issued 12/26/07,
due 01/07/08	50,074	50,000
4.52%, issued 10/29/07,
due 01/07/08	75,659	75,000
4.53%, issued 10/31/07,
due 01/07/08	50,428	50,000
4.55%, issued 12/10/07,
due 01/07/08	50,177	50,000
4.60%, issued 12/14/07,
due 01/07/08	50,153	50,000
4.60%, issued 12/11/07,
due 01/07/08	50,173	50,000
4.64%, issued 11/16/07,
due 01/07/08	75,503	75,000
4.72%, issued 10/16/07,
due 01/07/08	50,544	50,000
4.75%, issued 10/10/07,
due 01/07/08	40,470	40,000
4.80%, issued 12/10/07,
due 01/07/08	50,187	50,000
4.85%, issued 12/07/07,
due 01/07/08	50,209	50,000
4.85%, issued 12/06/07,
due 01/07/08	45,194	45,000
5.28%, issued 07/20/07,
due 01/07/08	41,003	40,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $1,162,800
3.38%, issued 12/21/07,
due 01/07/08	50,103	50,000
4.30%, issued 12/31/07,
due 01/07/08	60,050	60,000
4.30%, issued 12/31/07,
due 01/07/08	100,084	100,000
4.35%, issued 12/13/07,
due 01/07/08	30,091	30,000
4.36%, issued 12/27/07,
due 01/07/08	50,067	50,000
4.40%, issued 12/17/07,
due 01/07/08	40,103	40,000
4.40%, issued 12/21/07,
due 01/07/08	50,104	50,000
4.40%, issued 12/27/07,
due 01/07/08	100,134	100,000
4.41%, issued 12/28/07,
due 01/07/08	100,122	100,000
4.45%, issued 12/21/07,
due 01/07/08	50,105	50,000
4.45%, issued 12/13/07,
due 01/07/08	40,124	40,000
4.49%, issued 12/26/07,
due 01/07/08	100,150	100,000
4.52%, issued 11/14/07,
due 01/07/08	50,339	50,000
4.55%, issued 12/13/07,
due 01/07/08	40,126	40,000
4.56%, issued 12/17/07,
due 01/07/08	40,106	40,000
4.57%, issued 10/24/07,
due 01/07/08	50,476	50,000
4.58%, issued 10/22/07,
due 01/07/08	75,735	75,000
4.60%, issued 12/17/07,
due 01/07/08	40,107	40,000
4.65%, issued 10/19/07,
due 01/07/08	75,775	75,000

10 See financial notes

Schwab Government Money Fund

Portfolio Holdings continued

Issuer	Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $40,975
5.29%, issued 07/10/07,due 01/07/08	41,064	40,000
UBS Financial Services, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $1,453,551
4.73%, issued 10/03/07,
due 01/03/08	50,604	50,000
4.80%, issued 12/03/07,
due 01/03/08	40,165	40,000
4.56%, issued 11/05/07,
due 01/04/08	40,304	40,000
4.43%, issued 11/09/07,
due 01/07/08	50,363	50,000
4.50%, issued 12/11/07,
due 01/07/08	50,169	50,000
4.51%, issued 11/08/07,
due 01/07/08	100,752	100,000
4.51%, issued 11/09/07,
due 01/07/08	50,370	50,000
4.55%, issued 11/16/07,
due 01/07/08	50,329	50,000
4.55%, issued 11/15/07,
due 01/07/08	75,502	75,000
4.58%, issued 11/19/07,
due 01/07/08	75,468	75,000
4.60%, issued 11/09/07,
due 01/07/08	75,565	75,000
4.60%, issued 11/08/07,
due 01/07/08	60,460	60,000
4.60%, issued 12/04/07,
due 01/07/08	50,217	50,000
4.60%, issued 12/05/07,
due 01/07/08	50,211	50,000
4.62%, issued 11/15/07,
due 01/07/08	75,510	75,000
4.65%, issued 12/05/07,
due 01/07/08	30,128	30,000
4.65%, issued 11/30/07,
due 01/07/08	40,196	40,000
4.66%, issued 10/19/07,
due 01/07/08	50,518	50,000
4.66%, issued 11/20/07,
due 01/07/08	75,466	75,000
4.66%, issued 11/27/07,
due 01/07/08	40,212	40,000
4.66%, issued 11/28/07,
due 01/07/08	40,207	40,000
4.72%, issued 11/27/07,
due 01/07/08	40,215	40,000
4.72%, issued 11/28/07,
due 01/07/08	40,210	40,000
4.77%, issued 10/17/07,
due 01/07/08	50,543	50,000
4.77%, issued 10/17/07,
due 01/07/08	30,326	30,000
4.77%, issued 10/17/07,
due 01/07/08	50,543	50,000
4.77%, issued 10/17/07,
due 01/07/08	50,543	50,000

		5,376,419

Total Other Investments (Cost $5,376,419)		5,376,419

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $7,510,966.

See financial notes 11

Schwab Government Money Fund

Statement of
Assets and Liabilities

As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$2,134,547
Repurchase agreements, at cost and value	+	5,376,419

Total investments, at cost and value		7,510,966
Receivables:
Interest		33,976
Prepaid expenses	+	10

Total assets		7,544,952

Liabilities
Payables:
Investment adviser and administrator fees		219
Transfer agent and shareholder services fees		258
Accrued expenses	+	276

Total liabilities		753

Net Assets
Total assets		7,544,952
Total liabilities	−	753

Net assets		$7,544,199
Net Assets by Source
Capital received from investors		7,544,230
Net realized capital losses		(31)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$7,544,199		7,545,300		$1.00

12 See financial notes

Schwab Government Money Fund

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers are x 1,000.

Investment Income
Interest		$249,270

Net Realized Gains and Losses
Net realized gains on investments		11

Expenses
Investment adviser and administrator fees		15,767
Transfer agent and shareholder service fees		19,333
Registration fees		575
Shareholder reports		317
Portfolio accounting fees		138
Custodian fees		99
Trustees’ fees		39
Professional fees		34
Other expenses	+	30

Total expenses		36,332
Expense reduction by adviser and Schwab	−	347

Net expenses		35,985

Increase (Decrease) in Net Assets from Operations
Total investment income		249,270
Net expenses	−	35,985

Net investment income		213,285
Net realized gains	+	11

Increase in net assets from operations		$213,296

See financial notes 13

Schwab Government Money Fund

Statements of

Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$213,285	$120,029
Net realized gains	+	11	−

Increase in net assets from operations		213,296	120,029

Distributions to Shareholders
Distributions from net investment income		213,285	120,029

Transactions in Fund Shares*
Shares sold		24,841,616	12,162,150
Shares reinvested		210,283	118,145
Shares redeemed	+	(21,020,623)	(11,237,966)

Net transactions in fund shares		4,031,276	1,042,329

Net Assets
Beginning of period		3,512,912	2,470,583
Total increase	+	4,031,287	1,042,329

End of period		$7,544,199	$3,512,912

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

14 See financial notes

Schwab U.S. Treasury Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per—Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.04	0.02	0.01	0.00 [1]

Less distributions:
Distributions from net investment income	(0.04)	(0.04)	(0.02)	(0.01)	(0.00)[1]

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	4.15	4.18	2.36	0.62	0.49

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.60	0.62	0.64	0.65	0.65
Gross operating expenses	0.75	0.83	0.83	0.82	0.82
Net investment income (loss)	3.90	4.10	2.32	0.61	0.49
Net assets, end of period ($ x 1,000,000)	9,967	3,538	3,574	3,811	4,046
1 Per-share amount was less than $0.01.

See financial notes 15

Schwab U.S. Treasury Money Fund

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

101.8%		U.S. Government Securities	10,144,001	10,144,001

101.8%		Total Investments	10,144,001	10,144,001
(1	.8)%	Other Assets and Liabilities		(177,027)

100.0%		Net Assets		9,966,974

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 101.8% of net assets

Treasury Notes 19.9%

U.S. Treasury Notes
4.38%, 01/31/08	215,000	214,962
3.00%, 02/15/08	19,545	19,497
3.38%, 02/15/08	51,415	51,445
4.63%, 02/29/08	553,645	554,462
4.63%, 03/31/08	118,845	118,942
4.88%, 04/30/08	330,505	331,552
2.63%, 05/15/08	298,480	296,900
3.75%, 05/15/08	178,260	178,283
5.63%, 05/15/08	100,000	100,500
5.13%, 06/30/08	64,980	65,557
5.00%, 07/31/08	36,215	36,553
4.88%, 08/31/08	14,890	15,030

		1,983,683

U.S. Treasury Bills 81.9%

U.S. Treasury Bills
3.03%, 01/03/08	11,857	11,855
3.08%, 01/03/08	72,275	72,263
3.15%, 01/03/08	150,000	149,974
3.81%, 01/03/08	172,355	172,319
3.91%, 01/03/08	75,000	74,984
3.92%, 01/03/08	1,565	1,565
4.93%, 01/03/08	120,950	120,918
4.94%, 01/03/08	50,000	49,987
4.95%, 01/03/08	90,000	89,976
2.55%, 01/10/08	220,310	220,170
2.72%, 01/10/08	70,287	70,239
3.07%, 01/10/08	27,540	27,519
3.95%, 01/10/08	8,295	8,287
3.99%, 01/10/08	2,160	2,158
4.94%, 01/10/08	5,785	5,778
4.95%, 01/10/08	100,000	99,879
4.96%, 01/10/08	102,075	101,951
2.37%, 01/17/08	200,000	199,789
2.57%, 01/17/08	50,000	49,943
2.60%, 01/17/08	21,025	21,001
2.80%, 01/17/08	83,000	82,897
3.15%, 01/17/08	3,155	3,151
4.03%, 01/17/08	75,000	74,867
4.06%, 01/17/08	75,000	74,866
4.25%, 01/17/08	50,000	49,907
4.96%, 01/17/08	6,475	6,461
4.99%, 01/17/08	25,000	24,946
2.42%, 01/24/08	100,000	99,846
2.47%, 01/24/08	200,000	199,686
2.66%, 01/24/08	39,140	39,074
2.76%, 01/24/08	50,000	49,912
4.13%, 01/24/08	42,935	42,823
4.84%, 01/24/08	30,715	30,622
5.00%, 01/24/08	80,000	79,750
5.01%, 01/24/08	40,000	39,875
2.41%, 01/31/08	145,000	144,710
2.60%, 01/31/08	50,000	49,892
3.71%, 01/31/08	75,000	74,772
3.81%, 01/31/08	40,000	39,875
3.94%, 01/31/08	150,000	149,512
2.69%, 02/07/08	50,000	49,862
3.24%, 02/07/08	100,000	99,669
3.65%, 02/07/08	50,000	49,814
3.92%, 02/07/08	75,000	74,703
3.94%, 02/07/08	30,000	29,880
4.52%, 02/07/08	50,000	49,773
4.55%, 02/07/08	35,000	34,840
4.76%, 02/07/08	50,000	49,761
2.81%, 02/14/08	150,000	149,487
3.24%, 02/14/08	100,000	99,607
3.33%, 02/14/08	150,000	149,395
3.34%, 02/14/08	200,000	199,191
3.45%, 02/14/08	75,000	74,686
4.26%, 02/14/08	10,000	9,949
4.35%, 02/14/08	50,000	49,740
4.84%, 02/14/08	150,000	149,135
3.13%, 02/21/08	40,000	39,824
3.36%, 02/21/08	43,700	43,494
4.03%, 02/21/08	16,495	16,403
3.26%, 02/28/08	125,000	124,348
3.32%, 02/28/08	200,000	198,940
4.47%, 02/28/08	100,000	99,296
4.50%, 02/28/08	50,000	49,646
4.69%, 02/28/08	50,000	49,631
3.11%, 03/06/08	300,000	298,326
3.12%, 03/06/08	200,000	198,881
3.13%, 03/06/08	11,510	11,445
4.34%, 03/06/08	4,140	4,108
4.35%, 03/06/08	50,000	49,615
4.38%, 03/06/08	30,000	29,768
4.51%, 03/06/08	40,000	39,681

16 See financial notes

Schwab U.S. Treasury Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

4.15%, 03/13/08	40,000	39,674
4.16%, 03/13/08	100,000	99,186
4.17%, 03/13/08	50,000	49,592
4.25%, 03/13/08	35,000	34,709
4.31%, 03/13/08	40,000	39,662
2.86%, 03/20/08	100,000	99,377
2.91%, 03/20/08	100,000	99,367
3.02%, 03/20/08	85,000	84,440
4.14%, 03/20/08	50,000	49,556
4.16%, 03/20/08	50,000	49,553
4.20%, 03/20/08	40,000	39,639
4.05%, 03/27/08	40,000	39,621
3.29%, 04/03/08	100,000	99,176
3.07%, 04/10/08	100,000	99,157
3.08%, 04/10/08	100,000	99,153
3.19%, 05/01/08	43,605	43,143
3.15%, 05/15/08	50,000	49,417
3.27%, 05/22/08	50,000	49,365
3.39%, 05/22/08	50,000	49,343
3.53%, 05/22/08	50,000	49,316
3.16%, 05/29/08	100,000	98,713
3.26%, 05/29/08	50,000	49,335
3.31%, 05/29/08	4,845	4,780
3.41%, 05/29/08	50,000	49,307
3.44%, 05/29/08	150,000	147,900
3.16%, 06/05/08	7,975	7,867
3.20%, 06/05/08	50,000	49,317
3.21%, 06/05/08	50,000	49,316
3.20%, 06/12/08	200,000	197,152
3.24%, 06/12/08	100,000	98,556
3.25%, 06/12/08	175,000	172,464
3.23%, 06/19/08	300,000	295,495
3.27%, 06/19/08	100,000	98,482
3.44%, 07/03/08	100,000	98,291

		8,160,318

Total U.S. Government Securities (Cost $10,144,001)		10,144,001

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $10,144,001.

See financial notes 17

Schwab U.S. Treasury Money Fund

Statement of
Assets and Liabilities

As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$10,144,001
Cash		1
Receivables:
Interest		21,219
Prepaid expenses	+	8

Total assets		10,165,229

Liabilities
Payables:
Investments bought		197,467
Investment adviser and administrator fees		138
Transfer agent and shareholder services fees		341
Accrued expenses	+	309

Total liabilities		198,255

Net Assets
Total assets		10,165,229
Total liabilities	−	198,255

Net assets		$9,966,974
Net Assets by Source
Capital received from investors		9,967,440
Net realized capital losses		(466)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$9,966,974		9,967,649		$1.00

18 See financial notes

Schwab U.S. Treasury Money Fund

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers are x 1,000.

Investment Income
Interest		$237,994

Net Realized Gains and Losses
Net realized gains on investments		605

Expenses
Investment adviser and administrator fees		17,233
Transfer agent and shareholder service fees		21,166
Registration fees		843
Shareholder reports		160
Portfolio accounting fees		140
Custodian fees		101
Trustees’ fees		40
Professional fees		34
Other expenses	+	31

Total expenses		39,748
Expense reduction by adviser and Schwab	−	8,078
Custody credits	−	1

Net expenses		31,669

Increase (Decrease) in Net Assets from Operations
Total investment income		237,994
Net expenses	−	31,669

Net investment income		206,325
Net realized gains	+	605

Increase in net assets from operations		$206,930

See financial notes 19

Schwab U.S. Treasury Money Fund

Statements of

Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$206,325	$140,319
Net realized gains (losses)	+	605	(116)

Increase in net assets from operations		206,930	140,203

Distributions to Shareholders
Distributions from net investment income		206,325	140,319

Transactions in Fund Shares*
Shares sold		27,832,003	13,136,670
Shares reinvested		203,898	138,181
Shares redeemed	+	(21,607,350)	(13,311,312)

Net transactions in fund shares		6,428,551	(36,461)

Net Assets
Beginning of period		3,537,818	3,574,395
Total increase (decrease)	+	6,429,156	(36,577)

End of period		$9,966,974	$3,537,818

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

20 See financial notes

Schwab Value Advantage Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
Investor Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.05	0.03	0.01	0.01
Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	5.01	4.72	2.86	0.98	0.80

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.55	0.57	0.56	0.56	0.55
Net investment income (loss)	4.89	4.65	2.83	0.97	0.81
Net assets, end of period ($ x 1,000,000)	43,248	33,206	24,112	23,365	28,860

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	2/28/03-[1]
Select Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.05	0.03	0.01	0.01

Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	5.12	4.82	2.96	1.09	0.72	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	0.35	0.35	0.35	0.35	[3]
Gross operating expenses	0.45	0.53	0.56	0.56	0.55	[3]
Net investment income (loss)	4.99	4.79	3.03	1.10	0.83	[3]
Net asset, end of period ($ x 1,000,000)	7,453	5,158	2,325	1,209	1,013

1 Commencement of operations.
2 Not annualized.
3 Annualized.

See financial notes 21

Financial Highlights continued

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
Institutional Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per—Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.05	0.03	0.01	0.01

Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	5.23	4.94	3.08	1.20	1.01

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	0.24	0.24	0.24	0.24
Gross operating expenses	0.34	0.49	0.56	0.56	0.55
Net investment income (loss)	5.10	4.90	3.11	1.20	1.00
Net assets, end of period ($ x 1,000,000)	4,748	3,817	1,929	1,054	720

	1/1/07-	10/5/06-[1]
Institutional Prime Shares	12/31/07	12/31/06

Per—Share Data ($)

Net asset value at beginning of period	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.01
Less Distributions:
Distribution from investment income	(0.05)	(0.01)

Net asset value at end of period	1.00	1.00

Total return (%)	5.26	1.25	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	0.21	[3]
Gross operating expenses	0.32	0.36	[3]
Net investment income (loss)	5.12	5.18	[3]
Net assets, end of period ($ x 1,000,000)	4,235	1,693
1 Commencement of operations.
2 Not annualized.
3 Annualized.

22 See financial notes

Schwab Value Advantage Money Fund

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

79.4%	Fixed-Rate Obligations	47,358,993	47,358,993
13.4%	Variable-Rate Obligations	8,016,478	8,016,478
6.6%	Other Investments	3,959,643	3,959,643

99.4%	Total Investments	59,335,114	59,335,114
0.6%	Other Assets and Liabilities		349,215

100.0%	Net Assets		59,684,329

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 79.4% of net assets

Certificates of Deposit 34.8%

ABN AMRO Bank N.V.
5.34%, 02/04/08	263,000	263,000
Alliance & Leicester PLC
5.32%, 04/18/08	7,000	7,000
Allied Irish Bank PLC
4.80%, 04/28/08	74,000	74,000
4.73%, 04/28/08	153,000	153,000
American Express Bank FSB
5.15%, 02/28/08	174,000	174,000
American Express Centurion Bank
5.25%, 03/07/08	172,000	172,000
Banco Bilbao Vizcaya Argentaria S.A.
5.25%, 01/02/08	80,000	80,000
5.23%, 01/09/08	119,000	119,000
5.23%, 01/10/08	433,000	433,000
5.24%, 01/15/08	9,000	9,000
5.15%, 02/29/08	40,000	40,000
Bank of Ireland
5.32%, 01/23/08	55,000	55,000
4.85%, 03/26/08	30,000	30,000
5.20%, 04/11/08	123,000	123,000
4.77%, 05/09/08	39,000	39,000
Bank of Montreal
5.35%, 01/22/08	89,000	89,000
4.80%, 03/06/08	55,000	55,000
5.37%, 03/20/08	120,000	120,000
Bank of Scotland PLC
5.15%, 02/26/08	113,000	113,000
5.05%, 03/17/08	50,000	50,000
5.00%, 03/31/08	19,000	19,000
Bank of Tokyo Mitsubishi UFJ, Ltd.
5.15%, 01/17/08	111,000	111,000
5.15%, 01/18/08	193,000	193,000
5.15%, 01/22/08	350,000	350,000
5.12%, 02/19/08	100,000	100,000
Barclays Bank PLC
5.32%, 02/22/08	12,000	12,000
4.98%, 03/04/08	69,000	69,031
5.25%, 03/05/08	400,000	400,000
5.47%, 03/13/08	210,000	210,000
5.34%, 04/03/08	152,000	152,001
4.87%, 04/09/08	27,000	27,022
5.16%, 04/09/08	19,000	19,000
5.21%, 04/14/08	137,000	137,000
5.10%, 04/17/08	147,000	146,986
5.07%, 04/17/08	17,000	17,000
5.09%, 04/17/08	30,000	30,001
4.89%, 04/18/08	79,250	79,276
4.97%, 04/18/08	100,000	100,014
4.73%, 04/24/08	12,000	12,000
5.11%, 05/06/08	73,000	73,000
5.14%, 06/19/08	100,000	100,105
Bayerische Hypo-und Vereinsbank AG
5.20%, 02/28/08	57,000	57,001
BNP Paribas
5.35%, 01/22/08	138,000	138,000
5.00%, 03/18/08	229,000	229,000
4.64%, 05/30/08	673,000	673,000
4.75%, 06/19/08	172,000	172,000
4.80%, 06/25/08	100,000	100,000
4.75%, 06/26/08	535,000	535,000
Calyon
5.31%, 01/31/08	98,000	98,000
5.38%, 04/11/08	39,000	39,000
Canadian Imperial Bank of Commerce
5.28%, 02/07/08	39,000	39,000
5.09%, 03/17/08	100,000	100,000
5.76%, 05/12/08	32,000	32,000
Citibank, N.A.
4.86%, 01/23/08	112,000	112,000
4.88%, 02/14/08	100,000	100,000
Commerzbank AG
5.26%, 01/09/08	210,000	210,000
4.81%, 02/05/08	20,000	20,000
Credit Agricole S.A.
5.30%, 01/15/08	264,000	264,000
5.35%, 01/18/08	17,000	17,000
4.90%, 01/28/08	399,000	399,000
4.91%, 04/01/08	500,000	500,000
4.83%, 04/02/08	129,000	129,000
5.37%, 04/09/08	31,000	31,000
Credit Suisse
5.56%, 03/10/08	571,000	571,000
5.37%, 03/20/08	170,000	170,000
DePfa Bank PLC
5.46%, 02/12/08	25,000	25,000

See financial notes 23

Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.37%, 02/20/08	65,000	65,000
Dexia Credit Local S.A.
4.88%, 01/04/08	94,000	94,000
4.82%, 01/11/08	440,000	440,001
DnB NOR Bank ASA
5.64%, 01/10/08	25,000	25,000
5.03%, 01/24/08	50,000	50,000
5.15%, 02/28/08	100,000	100,000
Dresdner Bank AG
5.35%, 01/14/08	48,000	48,000
5.35%, 01/17/08	100,000	100,000
Fortis Bank
5.34%, 03/04/08	66,000	66,000
HBOS Treasury Services PLC
5.64%, 01/10/08 (a)	50,000	50,000
5.31%, 02/22/08 (a)	19,000	19,000
5.34%, 03/03/08 (a)	20,000	20,000
HSBC Bank PLC
4.75%, 04/14/08	370,000	370,005
ING Bank N.V.
4.84%, 02/01/08	408,000	408,000
4.81%, 02/06/08	29,000	29,000
4.79%, 03/03/08	467,000	467,000
Intesa Sanpaolo
5.17%, 01/16/08	53,000	53,000
5.12%, 01/31/08	50,000	50,000
5.01%, 03/14/08	100,000	100,000
KBC Bank N.V.
5.13%, 01/30/08	170,000	170,000
5.12%, 02/27/08	20,000	20,000
Lloyds TSB Bank PLC
4.80%, 01/29/08	584,000	584,000
Mitsubishi UFJ Trust & Banking Corp.
4.85%, 02/05/08	30,000	30,000
4.91%, 02/12/08	5,000	5,000
Mizuho Corporate Bank Ltd.
5.40%, 01/02/08	25,000	25,000
4.88%, 01/04/08	364,000	364,000
Nationwide Building Society
5.15%, 02/29/08	35,000	35,000
5.32%, 05/13/08	100,000	100,000
5.30%, 05/14/08	6,000	6,000
Natixis S.A.
4.81%, 02/06/08	227,000	227,000
Norinchukin Bank Ltd.
5.03%, 01/25/08	15,000	15,000
5.36%, 01/28/08	256,000	255,999
4.82%, 02/06/08	8,000	8,000
Royal Bank of Canada
5.34%, 02/04/08	175,000	175,000
Royal Bank of Scotland PLC
5.16%, 01/18/08	106,000	106,000
4.80%, 03/07/08	107,000	107,000
4.92%, 06/06/08	10,000	10,000
Skandinaviska Enskilda Banken AB
5.37%, 03/17/08	139,000	139,000
5.20%, 04/10/08	47,000	47,000
4.80%, 04/24/08	90,000	90,000
4.90%, 05/23/08	14,000	14,000
4.91%, 05/28/08	188,000	188,000
Societe Generale
5.23%, 01/09/08	183,000	183,000
5.18%, 01/16/08	70,000	70,000
5.17%, 01/18/08	84,000	84,000
5.20%, 01/31/08	66,000	66,002
4.84%, 02/01/08	76,000	76,000
5.20%, 02/08/08	163,000	163,000
5.14%, 02/20/08	10,000	10,000
5.39%, 03/12/08	19,000	19,000
5.13%, 03/13/08	155,000	155,002
5.37%, 03/26/08	50,000	50,000
5.34%, 04/07/08	56,000	56,000
4.96%, 04/17/08	20,000	20,000
4.80%, 06/10/08	10,000	10,000
4.78%, 06/20/08	20,000	20,000
4.81%, 06/24/08	289,000	289,000
Sumitomo Mitsui Banking Corp.
4.85%, 01/04/08	110,000	110,000
4.85%, 01/07/08	150,000	150,000
4.84%, 01/08/08	206,000	206,000
4.85%, 01/08/08	100,000	100,000
4.85%, 01/09/08	200,000	200,000
4.86%, 01/14/08	92,000	92,000
5.14%, 01/30/08	8,000	8,000
Sumitomo Trust & Banking Co.
5.44%, 01/16/08	70,000	70,000
5.37%, 01/22/08	79,000	79,000
5.12%, 02/21/08	107,000	107,000
5.40%, 04/11/08	54,000	54,000
4.81%, 06/20/08	44,000	44,000
5.12%, 07/14/08	30,000	30,000
Svenska Handelsbanken AB
5.05%, 01/24/08	283,000	283,000
Toronto Dominion Bank
5.34%, 02/04/08	100,000	100,000
5.02%, 03/12/08	38,000	38,000
5.34%, 03/28/08	75,000	75,000
4.78%, 06/23/08	300,000	300,000
UBS AG
4.99%, 02/04/08	330,000	330,057
4.98%, 03/18/08	168,000	168,000
5.40%, 04/14/08	136,000	136,000
5.35%, 04/15/08	265,000	265,000
4.70%, 05/09/08	130,000	130,000
5.27%, 05/12/08	10,000	10,000
5.28%, 05/13/08	270,000	270,000
4.90%, 06/02/08	43,000	43,000
Unicredito Italiano S.p.A.
5.36%, 01/11/08	17,000	17,000
5.35%, 01/18/08	38,000	38,000
5.37%, 03/18/08	10,000	10,000
4.93%, 06/04/08	387,000	387,000
4.80%, 06/27/08	200,000	200,000
Union Bank of California
5.13%, 02/15/08	200,000	200,000
4.77%, 03/05/08	13,000	13,000
Wachovia Bank, N.A.
5.40%, 03/27/08	100,000	100,000
Westpac Banking Corp.
5.12%, 02/19/08	350,000	350,002
5.37%, 04/10/08	76,000	76,000
5.36%, 04/23/08	79,000	78,990
Wilmington Trust Co.
4.90%, 06/19/08	56,000	56,000

		20,785,495

24 See financial notes

Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Commercial Paper & Other Corporate Obligations 43.2%

Alpine Securitization Corp.
5.92%, 01/11/08 (a)(b)(c)	34,000	33,944
4.95%, 01/14/08 (a)(b)(c)	158,000	157,720
4.80%, 01/14/08 (a)(b)(c)	27,000	26,918
Amstel Funding Corp.
4.95%, 01/09/08 (b)(c)	32,201	32,166
5.34%, 01/18/08 (b)(c)	60,464	60,315
4.96%, 01/22/08 (b)(c)	35,799	35,696
4.86%, 01/29/08 (b)(c)	66,000	65,754
4.87%, 01/31/08 (b)(c)	241,385	240,417
5.12%, 02/19/08 (b)(c)	18,000	17,876
5.35%, 02/20/08 (b)(c)	130,000	129,047
5.37%, 03/13/08 (b)(c)	158,865	157,181
5.38%, 03/27/08 (b)(c)	15,000	14,810
5.16%, 04/15/08 (b)(c)	133,000	131,033
Amsterdam Funding Corp.
5.15%, 01/17/08 (a)(b)(c)	83,000	82,813
5.01%, 02/15/08 (a)(b)(c)	9,000	8,944
Anglo Irish Bank Corp. PLC
5.35%, 01/02/08 (c)	25,000	24,996
5.36%, 01/10/08 (c)	43,000	42,944
5.07%, 01/24/08 (c)	49,000	48,843
5.50%, 03/12/08 (c)	43,000	42,547
ANZ National (Int’l) Ltd.
5.36%, 01/14/08 (a)	14,000	13,974
Aquinas Funding, L.L.C.
5.35%, 01/09/08 (a)(b)(c)	15,000	14,983
5.09%, 01/30/08 (a)(b)(c)	17,000	16,931
4.86%, 02/05/08 (a)(b)(c)	8,000	7,963
5.25%, 02/20/08 (a)(b)(c)	55,000	54,607
5.07%, 02/21/08 (a)(b)(c)	30,000	29,787
5.46%, 02/27/08 (a)(b)(c)	34,000	33,710
5.48%, 02/28/08 (a)(b)(c)	37,000	36,678
5.66%, 03/18/08 (a)(b)(c)	15,000	14,824
5.22%, 04/03/08 (a)(b)(c)	20,732	20,459
Atlantic Asset Securitization, L.L.C.
4.89%, 01/07/08 (a)(b)(c)	21,484	21,467
5.53%, 01/08/08 (a)(b)(c)	71,000	70,924
4.85%, 01/14/08 (a)(b)(c)	10,530	10,512
4.85%, 01/16/08 (a)(b)(c)	81,328	81,165
4.93%, 01/16/08 (a)(b)(c)	157,000	156,681
4.96%, 02/11/08 (a)(b)(c)	5,000	4,972
4.96%, 02/12/08 (a)(b)(c)	78,000	77,554
4.95%, 02/15/08 (a)(b)(c)	113,320	112,629
5.12%, 02/21/08 (a)(b)(c)	87,000	86,378
5.48%, 02/28/08 (a)(b)(c)	29,341	29,086
5.49%, 02/28/08 (a)(b)(c)	72,625	71,991
5.72%, 02/29/08 (a)(b)(c)	50,000	49,537
5.59%, 03/13/08 (a)(b)(c)	33,000	32,637
Atlantis One Funding Corp.
4.85%, 01/02/08 (b)(c)	120,000	119,984
4.85%, 01/03/08 (b)(c)	350,000	349,906
5.35%, 01/18/08 (b)(c)	154,000	153,621
5.13%, 01/23/08 (b)(c)	250,000	249,227
5.34%, 01/25/08 (b)(c)	38,013	37,881
5.37%, 02/14/08 (b)(c)	200,000	198,734
5.43%, 03/18/08 (b)(c)	9,000	8,897
5.11%, 04/21/08 (b)(c)	3,000	2,954
4.78%, 05/08/08 (b)(c)	42,000	41,303
Bank of America Corp.
5.09%, 02/13/08	669,000	665,001
5.09%, 02/20/08	238,000	236,347
4.70%, 05/05/08	224,000	220,425
Bank of Ireland
5.35%, 01/14/08 (c)	19,000	18,964
5.42%, 01/16/08 (c)	21,000	20,954
4.79%, 01/28/08 (c)	84,000	83,702
5.20%, 02/12/08 (c)	45,000	44,732
Barclays US Funding Corp.
4.85%, 03/25/08 (a)	7,000	6,922
Barton Capital L.L.C.
4.94%, 01/02/08 (a)(b)(c)	24,000	23,997
5.53%, 01/02/08 (a)(b)(c)	9,000	8,999
4.92%, 01/04/08 (a)(b)(c)	9,000	8,996
6.24%, 01/09/08 (a)(b)(c)	71,000	70,902
5.07%, 02/05/08 (a)(b)(c)	26,000	25,873
Cancara Asset Securitisation, L.L.C.
5.53%, 01/02/08 (a)(b)(c)	7,000	6,999
5.31%, 01/07/08 (a)(b)(c)	57,000	56,950
5.36%, 01/08/08 (a)(b)(c)	7,000	6,993
5.29%, 01/11/08 (a)(b)(c)	7,000	6,990
5.28%, 01/14/08 (a)(b)(c)	211,000	210,604
5.29%, 01/15/08 (a)(b)(c)	24,000	23,951
5.22%, 01/22/08 (a)(b)(c)	106,000	105,682
5.00%, 01/29/08 (a)(b)(c)	13,000	12,950
4.85%, 02/15/08 (a)(b)(c)	5,000	4,970
5.32%, 03/14/08 (a)(b)(c)	330,000	326,487
5.04%, 03/19/08 (a)(b)(c)	7,000	6,925
Chariot Funding, L.L.C.
5.48%, 01/02/08 (a)(b)(c)	100,000	99,985
5.48%, 01/04/08 (a)(b)(c)	232,064	231,959
5.67%, 01/08/08 (a)(b)(c)	128,062	127,921
5.94%, 01/11/08 (a)(b)(c)	53,278	53,191
5.41%, 01/30/08 (a)(b)(c)	91,000	90,607
5.45%, 01/30/08 (a)(b)(c)	82,000	81,643
5.06%, 04/17/08 (a)(b)(c)	100,760	99,272
Citigroup Funding, Inc.
4.88%, 01/03/08 (a)	163,000	162,956
4.80%, 01/16/08 (a)	219,000	218,567
5.18%, 01/18/08 (a)	100,000	99,759
5.34%, 01/23/08 (a)	93,000	92,704
5.34%, 01/24/08 (a)	100,000	99,668
5.35%, 01/25/08 (a)	200,000	199,306
5.35%, 01/28/08 (a)	60,000	59,766
4.84%, 01/30/08 (a)	200,000	199,231
4.85%, 02/06/08 (a)	41,000	40,804
4.80%, 02/15/08 (a)	150,000	149,113
5.35%, 02/25/08 (a)	183,000	181,545
4.80%, 02/26/08 (a)	250,000	248,161
4.83%, 03/07/08 (a)	74,000	73,356
5.56%, 03/11/08 (a)	218,000	215,710
5.51%, 03/24/08 (a)	28,000	27,655
Clipper Receivables Co., L.L.C.
6.08%, 01/02/08 (a)(b)(c)	260,000	259,956
6.24%, 01/11/08 (a)(b)(c)	83,000	82,857
4.94%, 02/01/08 (a)(b)(c)	229,000	228,038
4.93%, 02/05/08 (a)(b)(c)	174,000	173,176
4.94%, 02/05/08 (a)(b)(c)	140,000	139,336
Concord Minuteman Capital Co., Series A
5.35%, 01/03/08 (a)(b)(c)	97,752	97,724
5.35%, 01/14/08 (a)(b)(c)	102,773	102,580

See financial notes 25

Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Danske Corp.
5.30%, 02/22/08 (a)(c)	115,000	114,154
DnB NOR Bank ASA
5.02%, 03/12/08	161,000	159,425
5.05%, 04/15/08	54,000	53,224
Fairway Finance Co., L.L.C.
4.94%, 02/05/08 (a)(b)(c)	83,000	82,606
5.06%, 02/14/08 (a)(b)(c)	13,000	12,921
5.51%, 02/14/08 (a)(b)(c)	5,000	4,967
5.34%, 02/15/08 (a)(b)(c)	23,000	22,848
5.34%, 02/22/08 (a)(b)(c)	50,000	49,619
Falcon Asset Securitization Corp.
5.07%, 01/10/08 (a)(b)(c)	124,000	123,844
5.41%, 01/31/08 (a)(b)(c)	209,456	208,520
5.12%, 02/21/08 (a)(b)(c)	210,000	208,498
5.33%, 02/25/08 (a)(b)(c)	202,840	201,210
5.32%, 02/27/08 (a)(b)(c)	145,000	143,795
5.06%, 04/17/08 (a)(b)(c)	37,164	36,615
Gemini Securitization Corp., L.L.C.
5.28%, 01/07/08 (a)(b)(c)	80,000	79,931
5.15%, 01/16/08 (a)(b)(c)	38,000	37,920
5.12%, 01/17/08 (a)(b)(c)	16,000	15,964
4.86%, 01/31/08 (a)(b)(c)	7,000	6,972
4.92%, 02/05/08 (a)(b)(c)	13,000	12,939
4.91%, 02/07/08 (a)(b)(c)	130,000	129,352
5.14%, 02/20/08 (a)(b)(c)	54,000	53,620
5.48%, 02/29/08 (a)(b)(c)	103,000	102,088
5.32%, 03/05/08 (a)(b)(c)	22,000	21,795
5.27%, 03/19/08 (a)(b)(c)	3,000	2,966
General Electric Capital Corp.
5.32%, 02/19/08	231,000	229,390
5.38%, 03/04/08	12,000	11,891
5.33%, 03/20/08	15,000	14,831
Grampian Funding, L.L.C.
5.15%, 02/11/08 (a)(b)(c)	50,750	50,457
4.84%, 03/06/08 (a)(b)(c)	9,000	8,923
5.21%, 03/31/08 (a)(b)(c)	228,000	225,107
5.22%, 04/02/08 (a)(b)(c)	63,000	62,181
5.26%, 04/07/08 (a)(b)(c)	144,000	142,013
5.24%, 04/07/08 (a)(b)(c)	147,000	144,976
5.24%, 04/08/08 (a)(b)(c)	68,500	67,547
5.02%, 04/18/08 (a)(b)(c)	50,000	49,266
4.79%, 04/25/08 (a)(b)(c)	26,000	25,611
Greenwich Capital Holdings, Inc.
4.82%, 06/16/08 (a)	41,000	40,104
4.80%, 06/30/08 (a)	50,000	48,823
Intesa Funding, L.L.C.
5.23%, 01/15/08 (a)	198,000	197,603
5.07%, 01/16/08 (a)	123,000	122,743
5.12%, 01/31/08 (a)	50,000	49,789
Irish Life & Permanent PLC
5.35%, 01/16/08 (c)	41,000	40,911
J.P. Morgan Chase & Co.
5.02%, 04/18/08	540,000	532,078
Jupiter Securitization Corp.
5.33%, 03/03/08 (a)(b)(c)	102,856	101,926
K2 (USA), L.L.C.
5.34%, 01/24/08 (b)(c)(d)	21,000	20,930
5.42%, 07/15/08 (b)(c)(d)	44,000	44,000
KBC Financial Products International, Ltd.
5.39%, 02/21/08 (a)(c)	23,000	22,829
5.39%, 03/12/08 (a)(c)	70,000	69,275
Mont Blanc Capital Corp.
4.92%, 01/07/08 (a)(b)(c)	87,000	86,929
5.25%, 01/09/08 (a)(b)(c)	23,000	22,974
5.04%, 01/24/08 (a)(b)(c)	25,000	24,920
5.27%, 02/22/08 (a)(b)(c)	74,000	73,444
Morgan Stanley
5.19%, 03/31/08	100,000	98,737
5.17%, 04/07/08	375,000	369,918
5.16%, 04/08/08	54,000	53,262
5.20%, 04/14/08	22,000	21,678
5.21%, 04/22/08	24,000	23,621
4.91%, 04/29/08	67,000	65,939
4.80%, 05/12/08	200,000	196,568
4.84%, 05/12/08	50,000	49,135
Nationwide Building Society U.S.
5.35%, 01/16/08	50,000	49,891
5.10%, 01/24/08	76,000	75,756
5.20%, 02/27/08	200,000	198,375
5.28%, 03/03/08	118,000	116,942
Nieuw Amsterdam Receivables Corp.
5.18%, 03/27/08 (a)(b)(c)	124,000	122,504
5.19%, 03/31/08 (a)(b)(c)	108,000	106,636
Old Line Funding, L.L.C.
6.23%, 01/08/08 (a)(b)(c)	150,000	149,819
5.01%, 01/10/08 (a)(b)(c)	42,426	42,373
4.94%, 02/11/08 (a)(b)(c)	79,158	78,718
4.98%, 02/11/08 (a)(b)(c)	204,846	203,698
4.94%, 02/12/08 (a)(b)(c)	47,466	47,196
5.00%, 02/13/08 (a)(b)(c)	57,295	56,957
5.01%, 02/13/08 (a)(b)(c)	37,000	36,781
5.29%, 02/20/08 (a)(b)(c)	115,000	114,166
5.09%, 02/22/08 (a)(b)(c)	14,000	13,898
5.14%, 02/22/08 (a)(b)(c)	41,000	40,700
5.48%, 02/27/08 (a)(b)(c)	10,000	9,914
5.29%, 02/27/08 (a)(b)(c)	18,045	17,896
5.48%, 03/04/08 (a)(b)(c)	50,641	50,162
5.14%, 03/19/08 (a)(b)(c)	30,519	30,185
Park Avenue Receivables Co., L.L.C.
5.33%, 01/30/08 (a)(b)(c)	343,000	341,544
5.12%, 02/22/08 (a)(b)(c)	14,000	13,898
Picaros Funding, L.L.C.
5.29%, 01/08/08 (a)(b)(c)	96,000	95,903
5.21%, 04/07/08 (a)(b)(c)	80,000	78,905
5.23%, 04/08/08 (a)(b)(c)	117,000	115,376
Ranger Funding Co., L.L.C.
5.14%, 01/07/08 (a)(b)(c)	149,557	149,430
5.40%, 01/24/08 (a)(b)(c)	120,000	119,590
5.42%, 01/29/08 (a)(b)(c)	124,077	123,559
5.43%, 01/31/08 (a)(b)(c)	103,902	103,436
5.61%, 02/22/08 (a)(b)(c)	155,089	153,846
5.12%, 02/25/08 (a)(b)(c)	100,000	99,228
4.91%, 03/14/08 (a)(b)(c)	124,101	122,886
5.05%, 03/19/08 (a)(b)(c)	157,000	155,309
5.05%, 04/11/08 (a)(b)(c)	19,000	18,735
5.08%, 04/11/08 (a)(b)(c)	96,766	95,409
5.14%, 04/11/08 (a)(b)(c)	10,362	10,215
5.09%, 04/18/08 (a)(b)(c)	137,673	135,608
Royal Bank of Scotland PLC
4.99%, 01/28/08	20,000	19,926
4.74%, 04/11/08	55,000	54,282
Scaldis Capital Ltd.
5.31%, 01/07/08 (a)(b)(c)	87,850	87,773
5.15%, 01/23/08 (a)(b)(c)	175,000	174,457

26 See financial notes

Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.22%, 01/24/08 (a)(b)(c)	117,000	116,615
5.10%, 01/25/08 (a)(b)(c)	30,000	29,899
5.13%, 01/25/08 (a)(b)(c)	315,000	313,937
4.93%, 02/08/08 (a)(b)(c)	16,000	15,918
5.00%, 02/14/08 (a)(b)(c)	45,000	44,728
5.25%, 03/20/08 (a)(b)(c)	50,000	49,438
5.19%, 03/25/08 (a)(b)(c)	54,000	53,357
Sedna Finance, Inc.
5.41%, 06/13/08 (b)(c)	19,000	19,000
Sheffield Receivables Corp.
5.02%, 01/14/08 (a)(b)(c)	129,710	129,477
5.07%, 01/15/08 (a)(b)(c)	85,000	84,834
5.03%, 01/23/08 (a)(b)(c)	32,000	31,903
5.03%, 01/25/08 (a)(b)(c)	50,000	49,834
4.92%, 02/07/08 (a)(b)(c)	174,000	173,131
5.03%, 02/08/08 (a)(b)(c)	50,000	49,738
Sigma Finance, Inc.
5.35%, 01/03/08 (b)(c)	69,000	68,980
5.40%, 03/12/08 (b)(c)(d)	10,000	9,898
5.38%, 04/09/08 (b)(c)(d)	69,000	68,020
Skandinaviska Enskilda Banken AB
4.78%, 02/01/08	4,000	3,984
5.04%, 03/19/08	6,000	5,936
4.81%, 03/28/08	5,000	4,943
4.86%, 04/21/08	85,000	83,756
Solitaire Funding, L.L.C.
5.29%, 01/04/08 (a)(b)(c)	55,000	54,976
5.15%, 01/18/08 (a)(b)(c)	19,000	18,954
5.13%, 01/25/08 (a)(b)(c)	200,000	199,325
4.86%, 01/30/08 (a)(b)(c)	27,000	26,896
4.95%, 02/08/08 (a)(b)(c)	200,000	198,968
5.09%, 02/19/08 (a)(b)(c)	79,000	78,460
5.14%, 02/20/08 (a)(b)(c)	91,000	90,359
5.58%, 03/04/08 (a)(b)(c)	60,000	59,422
5.11%, 04/17/08 (a)(b)(c)	9,000	8,866
Swedbank AB
5.34%, 01/09/08	10,000	9,988
5.16%, 01/17/08	24,000	23,946
5.49%, 03/11/08	289,000	285,999
Swedbank Mortgage AB
4.94%, 03/25/08	5,000	4,944
4.87%, 03/26/08	10,000	9,887
5.22%, 04/10/08	19,000	18,732
4.87%, 06/17/08	18,000	17,601
4.87%, 06/18/08	210,000	205,317
Thames Asset Global Securitisation No.1, Inc.
5.29%, 01/07/08 (a)(b)(c)	109,382	109,287
5.20%, 01/22/08 (a)(b)(c)	44,000	43,868
Thunder Bay Funding, L.L.C.
5.66%, 01/03/08 (a)(b)(c)	32,489	32,479
5.04%, 01/15/08 (a)(b)(c)	11,000	10,979
4.99%, 01/15/08 (a)(b)(c)	13,000	12,975
4.92%, 01/25/08 (a)(b)(c)	37,660	37,538
4.91%, 02/05/08 (a)(b)(c)	22,519	22,413
4.94%, 02/13/08 (a)(b)(c)	35,733	35,525
5.28%, 02/14/08 (a)(b)(c)	126,274	125,470
5.14%, 02/21/08 (a)(b)(c)	84,569	83,962
5.29%, 02/22/08 (a)(b)(c)	36,000	35,729
5.19%, 03/07/08 (a)(b)(c)	24,702	24,471
Ticonderoga Funding, L.L.C.
6.23%, 01/02/08 (a)(b)(c)	98,000	97,983
6.08%, 01/04/08 (a)(b)(c)	45,000	44,977
5.93%, 01/08/08 (a)(b)(c)	115,000	114,868
4.99%, 01/11/08 (a)(b)(c)	55,447	55,371
5.43%, 01/31/08 (a)(b)(c)	37,514	37,346
Tulip Funding Corp.
4.91%, 02/06/08 (a)(b)(c)	173,000	172,161
5.27%, 02/21/08 (a)(b)(c)	185,000	183,637
UBS Finance (Delaware), Inc.
5.35%, 01/22/08 (a)	200,000	199,393
5.60%, 02/06/08 (a)	75,000	74,590
5.55%, 03/06/08 (a)	34,000	33,668
5.39%, 03/17/08 (a)	7,000	6,922
5.09%, 04/16/08 (a)	75,000	73,906
5.09%, 07/07/08 (a)	279,000	271,861
UniCredit Bank (Ireland) PLC
5.42%, 01/15/08 (a)(c)	230,000	229,526
Variable Funding Capital Corp.
5.50%, 01/04/08 (a)(b)(c)	98,000	97,955
4.89%, 01/10/08 (a)(b)(c)	108,000	107,869
5.06%, 02/05/08 (a)(b)(c)	180,000	179,124
4.94%, 02/12/08 (a)(b)(c)	450,000	447,438
4.81%, 04/14/08 (a)(b)(c)	50,000	49,321
Westpac Securities NZ Ltd.
5.18%, 01/17/08 (a)(c)	105,000	104,762
Whistlejacket Capital, L.L.C.
5.34%, 01/11/08 (b)(c)(d)	35,963	35,911
5.36%, 01/11/08 (b)(c)(d)	32,294	32,247
5.34%, 01/15/08 (b)(c)(d)	20,000	19,960
5.35%, 01/18/08 (b)(c)(d)	12,000	11,970
5.34%, 01/24/08 (b)(c)(d)	25,000	24,917
5.34%, 01/25/08 (b)(c)(d)	35,000	34,879
5.42%, 06/16/08 (b)(c)(d)	34,000	34,000
Windmill Funding Corp.
5.14%, 01/17/08 (a)(b)(c)	66,000	65,851
Yorktown Capital, L.L.C.
4.98%, 01/17/08 (a)(b)(c)	152,500	152,165
6.09%, 01/18/08 (a)(b)(c)	25,000	24,929
5.07%, 02/20/08 (a)(b)(c)	200,000	198,611
5.64%, 02/22/08 (a)(b)(c)	58,000	57,533
5.12%, 03/18/08 (a)(b)(c)	191,252	189,194
5.05%, 03/19/08 (a)(b)(c)	65,000	64,300
5.14%, 03/19/08 (a)(b)(c)	100,000	98,906

		25,758,498

Promissory Note 0.5%

Merrill Lynch & Co., Inc.
5.37%, 02/22/08 (c)(d)	300,000	300,000

Time Deposit 0.9%

Deutsche Bank AG
2.00%, 01/02/08	515,000	515,000

Total Fixed-Rate Obligations (Cost $47,358,993)		47,358,993

Variable-Rate Obligations 13.4% of net assets

Banco Espanol de Credito S.A.
5.20%, 01/18/08 (c)	100,000	100,000
Bank of Ireland
4.96%, 01/22/08 (c)	40,000	40,000
Bank of New York Co., Inc.
4.93%, 01/28/08 (c)	50,000	50,000

See financial notes 27

Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Barclays Bank PLC
4.99%, 01/16/08	75,000	74,998
Beta Finance, Inc.
4.87%, 01/25/08 (b)(c)	39,000	39,001
BNP Paribas
5.17%, 01/03/08 (a)	23,000	22,998
Canadian Imperial Bank of Commerce
4.91%, 01/23/08	10,000	10,000
4.92%, 01/29/08	165,000	165,000
4.88%, 01/29/08	39,000	39,000
4.90%, 02/15/08	18,000	18,000
City of New Britain, CT
4.98%, 01/03/08 (a)	40,000	40,000
Commonwealth Bank of Australia
4.92%, 01/24/08 (c)	50,000	50,000
Credit Suisse
5.15%, 01/23/08	185,000	185,000
Danske Corp.
4.92%, 01/22/08 (a)(c)	100,000	100,000
4.95%, 02/13/08 (a)(c)	215,000	215,000
4.96%, 02/15/08 (a)(c)	135,000	135,000
4.99%, 02/18/08 (a)(c)	150,000	150,000
Deutsche Bank AG
5.33%, 01/07/08	311,000	311,002
5.30%, 01/14/08	42,000	42,000
5.29%, 01/14/08	295,000	295,008
4.96%, 01/23/08	300,000	300,000
4.96%, 01/28/08	285,000	285,008
Development Authority of Columbus, GA
4.88%, 01/03/08 (a)	4,635	4,635
Dorada Finance, Inc.
5.21%, 01/07/08 (b)(c)	76,000	75,986
Five Finance, Inc.
5.18%, 01/09/08 (b)(c)	54,000	53,989
Fortis Bank
4.80%, 01/28/08	145,000	144,937
K2 (USA), L.L.C.
5.00%, 01/15/08 (b)(c)(d)	35,000	34,996
4.94%, 02/01/08 (b)(c)(d)	9,000	9,002
4.86%, 02/07/08 (b)(c)(d)	80,000	79,990
4.91%, 03/20/08 (b)(c)(d)	277,500	277,511
Lexington Parker Capital Co., L.L.C.
5.19%, 01/07/08 (a)(b)(c)	160,000	159,999
Liberty Lighthouse U.S. Capital Co., L.L.C.
5.19%, 01/02/08 (b)(c)(d)	22,000	21,999
5.21%, 01/10/08 (b)(c)(d)	65,000	64,993
4.83%, 02/15/08 (b)(c)(d)	43,000	42,997
Links Finance, L.L.C.
5.23%, 01/07/08 (b)(c)	50,000	50,000
5.02%, 01/15/08 (b)(c)(d)	93,000	93,004
4.84%, 01/25/08 (b)(c)(d)	20,000	19,999
Merlot 2000 B
5.27%, 01/02/08 (a)(c)	30,000	30,000
Merrill Lynch & Co., Inc.
5.17%, 01/15/08	75,000	75,000
5.14%, 01/18/08	150,000	150,000
4.89%, 01/22/08	120,000	120,000
Met Life Insurance Co. of CT
5.27%, 01/01/08 (d)	25,000	25,000
5.10%, 01/17/08 (d)	100,000	100,000
4.97%, 01/28/08 (d)	25,000	25,000
Metropolitan Life Insurance Co.
5.27%, 01/02/08 (d)	100,000	100,000
Mitsubishi UFJ Trust & Banking Corp.
4.97%, 01/30/08	40,000	40,000
Morgan Stanley
5.35%, 01/03/08	140,000	140,000
5.33%, 01/18/08	25,000	24,998
New Jersey Economic Development Authority
4.95%, 01/02/08 (a)	4,500	4,500
Nordea Bank AB
5.23%, 01/09/08 (c)	50,000	50,000
5.26%, 01/11/08 (c)	80,000	80,000
Royal Bank of Canada
5.18%, 01/04/08	155,000	154,988
5.30%, 01/10/08	40,000	40,000
4.79%, 01/31/08	29,000	28,992
Royal Bank of Scotland PLC
5.28%, 01/08/08	243,000	243,000
5.26%, 01/11/08 (c)	11,000	11,001
4.94%, 01/22/08 (c)	20,000	20,000
4.81%, 01/28/08	207,000	206,986
Sedna Finance, Inc.
5.21%, 01/10/08 (b)(c)	14,000	13,999
5.20%, 01/14/08 (b)(c)	110,000	109,999
4.94%, 02/21/08 (b)(c)	27,000	26,999
Sigma Finance, Inc.
5.00%, 01/15/08 (b)(c)(d)	77,000	76,999
5.21%, 01/16/08 (b)(c)(d)	150,000	150,008
4.84%, 01/25/08 (b)(c)(d)	150,000	149,996
5.07%, 01/25/08 (b)(c)(d)	100,000	100,001
4.82%, 01/29/08 (b)(c)(d)	100,000	99,997
Societe Generale
5.06%, 01/17/08	28,000	28,000
4.82%, 01/28/08	325,000	324,981
Sumitomo Trust & Banking Co.
5.25%, 01/07/08	49,000	49,000
5.10%, 01/14/08	15,000	15,000
4.93%, 01/22/08	40,000	40,000
The Goldman Sachs Group, Inc.
5.26%, 01/11/08 (d)	200,000	200,000
5.08%, 01/16/08 (c)(d)	210,000	210,000
4.93%, 01/29/08 (d)	56,000	56,000
Wachovia Bank, N.A.
4.98%, 01/25/08	100,000	100,000
Washington Mutual Bank
5.24%, 01/18/08	50,000	50,004
Wells Fargo & Co.
5.11%, 01/15/08 (c)	120,000	120,002
Westpac Banking Corp.
5.02%, 01/16/08 (a)(c)	75,000	75,000
4.88%, 02/05/08 (a)(c)	136,000	136,000
Whistlejacket Capital, L.L.C.
5.19%, 01/02/08 (b)(c)(d)	30,000	29,998
4.99%, 01/15/08 (b)(c)(d)	42,000	41,998
5.17%, 01/17/08 (b)(c)(d)	50,000	49,995
4.91%, 01/22/08 (b)(c)(d)	19,000	18,999
4.83%, 01/25/08 (b)(c)(d)	54,000	53,998
4.85%, 02/06/08 (b)(c)(d)	60,000	59,993
4.89%, 02/11/08 (b)(c)(d)	150,000	149,995
4.86%, 02/19/08 (b)(c)(d)	9,000	9,000

Total Variable-Rate Obligations (Cost $8,016,478)		8,016,478

28 See financial notes

Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 6.6% of net assets

Repurchase Agreements 6.6%

Bear Stearns & Co., Inc.
Tri-Party Repurchase Agreement, dated 12/31/07, due 01/02/08 at 4.77%, fully collateralized by U.S. Government Securities with a value of $1,723,803.	1,690,448	1,690,000
Credit Suisse Securities (USA) LLC
Tri-Party Repurchase Agreement, dated 12/31/07, due 01/02/08 at 4.50%, fully collateralized by U.S. Government Securities with a value of $71,038.	69,661	69,643
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement dated 12/31/07, due 01/02/08 at 4.75%, fully collateralized by U.S. Government Securities with a value of $1,224,000.	1,200,317	1,200,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement dated 12/31/07, due 01/02/08 at 4.75%, fully collateralized by U.S. Government Securities with a value of $1,020,000.	1,000,264	1,000,000

Total Other Investments (Cost $3,959,643)		3,959,643

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $59,335,114.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $22,395,667 or 37.5% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $2,988,200 or 5.0% of net assets.

See financial notes 29

Schwab Value Advantage Money Fund

Statement of
Assets and Liabilities

As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$59,335,114
Receivables:
Investments sold		590
Fund shares sold		474,582
Interest		329,916
Prepaid expenses	+	126

Total assets		60,140,328

Liabilities
Payables:
Investment adviser and administrator fees		841
Transfer agent and shareholder services fees		977
Fund shares redeemed		410,911
Distributions to shareholders		42,279
Accrued expenses	+	991

Total liabilities		455,999

Net Assets
Total assets		60,140,328
Total liabilities	−	455,999

Net assets		$59,684,329
Net Assets by Source
Capital received from investors		59,684,326
Net investment income not yet distributed		3

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$43,248,265		43,248,474		$1.00
Select Shares	$7,453,453		7,453,453		$1.00
Institutional Shares	$4,747,549		4,747,549		$1.00
Institutional Prime Shares	$4,235,062		4,235,062		$1.00

30 See financial notes

Schwab Value Advantage Money Fund

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers are x 1,000.

Investment Income
Interest		$2,715,722

Net Realized Gains and Losses
Net realized gains on investments		2

Expenses
Investment adviser and administrator fees		143,520
Transfer agent and shareholder service fees:
Investor Shares		93,457
Select Shares		9,281
Institutional Shares		1,655
Institutional Prime Shares		636
Registration fees		4,541
Custodian fees		2,454
Portfolio accounting fees		1,135
Shareholder reports		486
Professional fees		179
Trustees’ fees		167
Interest expense		13
Other expenses	+	328

Total expenses		257,852
Expense reduction by adviser and Schwab	−	53,531
Custody credits	−	12

Net expenses		204,309

Increase (Decrease) in Net Assets from Operations
Total investment income		2,715,722
Net expenses	−	204,309

Net investment income		2,511,413
Net realized gains	+	2

Increase in net assets from operations		$2,511,415

See financial notes 31

Schwab Value Advantage Money Fund

Statements of

Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$2,511,413	$1,680,557
Net realized gains	+	2	2

Increase in net assets from operations		2,511,415	1,680,559

Distributions to Shareholders
Distributions from net investment income
Investor Shares		1,828,799	1,336,262
Select Shares		308,809	178,684
Institutional Shares		210,837	152,174
Institutional Prime Shares*	+	162,968	13,437

Total distributions from net investment income		2,511,413	1,680,557

Transactions in Fund Shares**
Shares Sold
Investor Shares		51,102,370	41,633,818
Select Shares		12,082,396	9,664,714
Institutional Shares		8,133,233	9,726,382
Institutional Prime Shares*	+	14,584,673	2,316,760

Total shares sold		85,902,672	63,341,674

Shares Reinvested
Investor Shares		1,654,340	1,210,114
Select Shares		276,157	160,269
Institutional Shares		186,049	137,057
Institutional Prime Shares*	+	139,775	12,887

Total shares reinvested		2,256,321	1,520,327

Shares Redeemed
Investor Shares		(42,714,439)	(33,750,042)
Select Shares		(10,062,958)	(6,992,162)
Institutional Shares		(7,389,164)	(7,975,344)
Institutional Prime Shares*	+	(12,182,481)	(636,552)

Total shares redeemed		(72,349,042)	(49,354,100)

Net transactions in fund shares		15,809,951	15,507,901

Net Assets
Beginning of period		43,874,376	28,366,473
Total increase	+	15,809,953	15,507,903

End of period		$59,684,329	$43,874,376

Net investment income not yet distributed		$3	$-

*	The fund started offering institutional prime shares on October 5, 2006.

**	Transactions took place at $1.00 per share; figures for shares quantities are the same as for dollars.

32 See financial notes

Schwab Taxable Money Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
 Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Value Advantage Money Fund offers four share classes: Investor Shares, Select Shares, Institutional Shares and Institutional Prime Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Government Money Fund and U.S. Treasury Money Fund each offer one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

Each fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds’ custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a funds agree to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then

 33

Schwab Taxable Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to off set its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as the funds meet the tax requirements, they are not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of December 31, 2007, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), and determined that no provision for income tax is required in the funds’ financial statements.

34

Schwab Taxable Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting SFAS No. 157 on the funds’ financial statements.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Government Money Fund	0.20%	0.20%
U.S. Treasury Money Fund	0.20%	0.20%
Value Advantage Money Fund
Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.10%
Institutional Shares	0.01%	0.03%
Institutional Prime Shares	0.01%	0.01%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows:

Government Money Fund	0.75%	*
U.S. Treasury Money Fund	0.61%	*
Value Advantage Money Fund
Investor Shares	0.45%	*
Select Shares	0.35%	**
Institutional Shares	0.24%	**
Institutional Prime Shares	0.21%	**

*	CSIM and Schwab have agreed to limit this fund’s or fund share class’s expenses as described above for so long as CSIM serves as the investment adviser to the fund.
** CSIM and Schwab have agreed to limit this share class’s expenses as described above through April 29, 2009.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

 35

Schwab Taxable Money Funds

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions: (continued) (All dollar amounts are x 1,000) (continued):

This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2007, each fund’s total security transactions with other Schwab Funds were as follows:

Government Money Fund	$38,926
U.S. Treasury Money Fund	—
Value Advantage Money Fund	1,184,000

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the funds’ Statement of Operations.

4. Borrowings from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing from the lines of credit for the funds during the period. However, the funds utilized their overdraft facilities and incurred interest expenses, which is disclosed in the Statement of Operations.

5.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2007, the components of distributable earnings on a tax-basis were as follows:

Value
	Government	U.S. Treasury	Advantage
	Money Fund	Money Fund	Money Fund

Undistributed ordinary income	$—	$—	$3
Undistributed long-term capital gains	—	—	—

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the following funds had capital loss carry forwards expiring in:

			Value
	Government	U.S. Treasury	Advantage
Expire	Money Fund	Money Fund	Money Fund

2008	$14	$—	$—
2010	1	62	—
2011	16	74	—
2012	—	125	—
2013	—	205	—

Total	$31	$466	$—

36

Schwab Taxable Money Funds

Financial Notes (continued)

5. Federal Income Taxes (continued):

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. As of December 31, 2007, the funds had deferred realized net capital losses and capital losses utilized as follows:

			Value
	Government	U.S. Treasury	Advantage
	Money Fund	Money Fund	Money Fund

Deferred capital losses	$—	$—	$—
Capital losses utilized	11	583	—
Capital losses expired	172	—	—

The tax-basis components of distributions during the current period and prior fiscal year were:

Value
	Government	U.S. Treasury	Advantage
	Money Fund	Money Fund	Money Fund

Current period distributions
Ordinary income	$213,285	$206,325	$2,511,413
Long-term capital gains	—	—	—
Return of capital	—	—	—

Prior period distributions
Ordinary income	$120,029	$140,319	$1,680,557
Long-term capital gains	—	—	—
Return of capital	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by each fund for financial reporting purposes. Each fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2007, the funds made the following reclassifications:

			Value
	Government	U.S. Treasury	Advantage
	Money Fund	Money Fund	Money Fund

Capital shares	$(172)	$—	$1
Undistributed net investment income	—	—	3
Net realized capital gains and losses	172	—	(4)

6.	Subsequent Event:

Subsequent to year-end, on February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by Schwab Value Advantage Money Fund. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the 1940 Act. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time.

 37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Value Advantage Money Fund (three of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2008

38

Trustees and Officers

The tables below give information as of December 31, 2007, about the trustees and officers for The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of December 31, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	61	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5–Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	61	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

 39

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None.

Walt Bettinger[2] 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President– Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President–Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	72	None.

40

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 41

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

42

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

 43

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle  SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

44

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Fundamental International Small-Mid Company Index Fundtm
Schwab Fundamental Emerging Markets Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR31360-03

Schwab Retirement Advantage Money Fundtm
Schwab Investor Money Fundtm

Annual Report
December 31, 2007

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment strategy. Years of research have indicated that spreading your money across different asset classes, such as stocks, bonds, and cash equivalents can be the most important factor in weathering market volatility and determining portfolio performance.

Schwab Funds provides an uncomplicated and effective way to build a well diversified portfolio. You can choose from a range of funds with distinct investment objectives and styles to develop your own individual asset allocation strategy. Or, if you prefer a single investment solution, Schwab offers asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With quality funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present your Schwab money fund annual report for the period ended December 31, 2007. In returning to my role as President and CEO of Charles Schwab Investment Management, I would like to thank you for investing in Schwab Funds and share my thoughts with you on the current market environment.

Although the economy grew at a robust pace during the second and third quarters, there was a reemergence of market volatility during the latter half of the year. Increased defaults on subprime loans engendered risk aversion throughout the fixed income market, driving up treasury prices and pushing down the prices of very high-quality, non-treasury securities. All asset-backed and mortgage-backed securities seemed to get painted with the same broad brush, despite the fact that subprime mortgages represented a very small fraction of the sector.

In light of this, I want to assure you that we remain committed to a comprehensive analysis of all fund portfolio holdings, while implementing an investment strategy that relies on time-tested fundamentals. For all our money market funds, we perform our own ongoing and independent analysis of the credit worthiness of each security purchased, and employ an investment process that emphasizes liquidity, high-quality investments and diversification.

We will continue to manage our funds consistent with the tenets of successful investing—rigorous research, guided by long-term perspective and prudence. Thank you for your continued trust and support.

Sincerely,

2 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

The Investment Environment and the Funds

Linda Klingman (middle), managing director and portfolio manager, has overall responsibility for the management of the funds.

Mike Neitzke (right), managing director and portfolio manager, has day-to-day responsibility for management of the funds.

Michael Lin (left), portfolio manager, has day-to-day responsibility for management of the funds.

Despite continued expansion of the U.S. economy and growth in the market throughout the past year, the reporting period proved to be unnervingly volatile with strong economic headwinds developing in the third and fourth quarters. Falling home prices, a credit crunch, and high oil prices were among the myriad forces acting to curtail consumer spending and erode investor confidence in the marketplace. A tightening of lending standards and reduced liquidity caused by credit turmoil acted to further slow economic growth, but whether or not these events have the potential to precipitate a full-blown recession remains uncertain.

Opening the year with a mere 0.6% growth in Gross Domestic Product (GDP), the economy surged ahead in the second and third quarters. GDP rose 3.8% in the second quarter, and 4.9% in the third quarter, buoyed by strength in exports, personal consumption expenditures, and private inventory investment. However, estimates for the fourth quarter placed GDP growth at a tepid 1.5% or less, reflecting a significant downturn in economic growth rates, and indicating that trouble in the housing and credit markets has finally taken its toll. While higher energy prices and credit woes suppressed consumer spending and cut into GDP numbers, a healthy demand for exports spurred by a decline in the dollar helped to partially offset these domestic concerns.

Since peaking in early 2002, the U.S. dollar has declined in value by more than 24% making exports more affordable to foreign buyers, but raising concerns over inflation. An increase in net exports throughout 2007 accounted for about a third of GDP growth in the second and third quarters. Real exports of goods and services increased 19.1% in the third quarter, compared to a 7.5% increase in the second. While a weak dollar has stimulated exports, it has raised serious concerns over inflation as energy prices continue to rise. The Consumer Price Index rose by 0.8% in November, fueled by a 5.7% jump in energy prices, while the core index increased by 0.3%. Inclusive of energy prices, inflation outpaced a 2.8% growth in wages during the period.

Of greatest concern to investors during the latter half of this period was the market volatility created in large part by trouble in the housing market and the resulting credit crunch. From 1995 to 2006, housing prices outpaced inflation by 70% creating around 4 to 8 trillion dollars in new wealth - a figure that ultimately proved unsustainable. In May 2007, sales of new homes declined by 1.6% to a seasonally adjusted annual rate of 915,000 units, making waves in the market as inventory increased and prices fell. In November, new home sales declined by an astounding 9% to 647,000 units, the largest drop in 12 years. As housing prices fell, homeowners became less able to leverage their homes as a source of cash.

Subprime borrowers, those with below-average credit ratings, were disproportionately affected in the correction. Although subprime adjustable rate mortgages accounted for just 6.8% of outstanding loans in the U.S., they represented 43% of foreclosures in the third quarter of 2007. In many cases the credit and risk of these loans was passed from the original lender to third-party investors in the form of mortgage-backed securities. With the increase in defaults on subprime loans, all asset-backed and mortgage-backed securities in the market seemed to get caught in the turmoil, despite the fact that subprime mortgages represented a very small fraction of the sector. Even very high-quality securities were rapidly unloaded as investors fled to safer investments, such as U.S. Treasuries. As a result, lending was disrupted between major banks and other financial institutions that were heavily invested in subprime, collateralized debt obligations (CDOs), and structured investment vehicles (SIVs).

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 3

The Investment Environment and the Funds continued

The reduced liquidity hit SIVs particularly hard. For nearly twenty years, SIVs have been a typical holding in the portfolios of many financial institutions, pension funds, mutual funds, municipalities and money market funds. However, not all SIVs were created equal—a handful of SIVs carried higher risk and had significant subprime investments. When those SIVs were recently unable to meet repayment of their debt obligations in the normal course of business, all SIVs came under scrutiny and the impact was felt throughout the marketplace.

While the subprime debacle and corresponding credit crisis has yet to fully percolate throughout the economy, measures to control the effects are already in place. Banks, the U.S. Government, and other lending institutions were quick to initiate damage control measures by manipulating lending rates, developing stricter lending standards, and reorganizing outstanding debt. Action by the Fed resulted in a 100 basis point drop in interest rates during the latter half of the year, moving rates from 5.25% to 4.25%. Though some investors had hoped for a greater reduction, the Fed remained cautious of bringing the rates down too far as inflationary pressures mounted. Even though the financial sector was relatively quick in its implementation of crisis management techniques, lingering liquidity issues as well as souring investor sentiment and the perceived threat of a recession proved to be more than enough to take the wind out of economic sails in the fourth quarter.

Closing out 2007, economic indicators remained decidedly mixed in November and December. The Dow Jones Industrial Average finished 2007 up 6.4% for the year, but posted its first fourth quarter decline in ten years. Financial stocks helped lead the decline in the fourth quarter, with many large banks and other financial corporations taking huge losses, as mortgage woes wormed their way through corporate balance sheets. In commodities, oil and gold continued to rise, sparking inflationary concerns as oil went over $100 a barrel for the first time. On the positive side, data showed that factory orders were up 1.5% in November and that new jobs were created in December, throwing some upbeat reports into a downbeat marketplace.

The Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund maintained a weighted average maturity (WAM) that was longer than the peer group throughout the reporting period. In August, ramifications from trouble in the housing and credit markets were made clear as the market experienced unprecedented volatility and uncertainty throughout the third and fourth quarters. In response, we sought to reduce the weighted average maturity and increase the overnight cash position of the funds as a buffer against market volatility. Despite reduction of the WAM, the funds remained long relative to the peer groups. Maintaining a longer WAM throughout the year benefited the funds as we were able to lock in higher yielding securities before the Fed lowered rates.

Given the unprecedented volatility in the subprime mortgage market, we focused on reviewing and evaluating our SIV exposure in the second half of the year. As of December 31, 2007, SIV exposure in the Schwab Retirement Advantage Money Fund was approximately 5.1% of the fund’s net assets, and SIV exposure in the Schwab Investor Money Fund was approximately 3.5% of the fund’s net assets (see Financial Note 6).

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Performance and Fund Facts as of 12/31/07

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Retirement
	Advantage	Investor
	Money Fund	Money Fund

Ticker Symbol	SWIXX	SWRXX

Seven-Day Yield[1]	4.65%	4.50%

Seven-Day Yield—No Waiver[2]	4.25%	4.50%

Seven-Day Effective Yield[1]	4.75%	4.60%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Retirement
	Advantage	Investor
	Money Fund	Money Fund

Weighted Average Maturity	47 days	47 days

Credit Quality of Holdings % of portfolio	100% Tier 1	100% Tier 1

Minimum Initial Investment[3]	$25,000	$1 Retirement Plan Participants
$2500 Other Investors

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.
[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[3]	Please see prospectus for further detail and eligibility requirements.

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2007 and held through December 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/07	at 12/31/07	7/1/07 - 12/31/07

Schwab Retirement Advantage Money Fundtm
Actual Return	0.48%	$1,000	$1,024.60	$2.45
Hypothetical 5% Return	0.48%	$1,000	$1,022.79	$2.45

Schwab Investor Money Fundtm
Actual Return	0.62%	$1,000	$1,023.90	$3.16
Hypothetical 5% Return	0.62%	$1,000	$1,022.08	$3.16

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Schwab Retirement Advantage Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.05	0.03	0.01	0.01

Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	4.96	4.67	2.81	0.95	0.74

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.48	0.49	0.49	0.49	0.50
Gross operating expenses	0.62	0.64	0.63	0.63	0.63
Net investment income (loss)	4.85	4.59	2.75	0.94	0.75
Net assets, end of period ($ x 1,000,000)	946	802	571	680	766

See financial notes 7

Schwab Retirement Advantage Money Fund

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

73.3%	Fixed-Rate Obligations	693,743	693,743
13.7%	Variable-Rate Obligations	129,893	129,893
4.8%	Other Investments	45,334	45,334

91.8%	Total Investments	868,970	868,970
8.2%	Other Assets and Liabilities		77,495

100.0%	Net Assets		946,465

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 73.3% of net assets

Bank Notes 1.5%

Bank of America, N.A.
5.09%, 01/18/08	8,000	8,000
4.75%, 04/11/08	6,000	6,000

		14,000

Certificates of Deposit 27.9%

Alliance & Leicester PLC
5.34%, 03/04/08	2,000	2,000
American Express Bank FSB
5.05%, 03/10/08	3,000	3,000
Banco Bilbao Vizcaya Argentaria S.A.
5.34%, 01/25/08	4,000	4,000
5.15%, 02/29/08	1,000	1,000
5.37%, 03/11/08	6,000	6,000
Barclays Bank PLC
5.33%, 02/29/08	7,000	7,000
4.98%, 03/04/08	6,000	6,003
5.25%, 03/05/08	1,000	1,000
5.34%, 04/03/08	2,000	2,000
5.11%, 05/06/08	8,000	8,000
Bayerische Hypo-und Vereinsbank AG
5.20%, 02/28/08	3,000	3,000
BNP Paribas
5.00%, 03/18/08	7,000	7,000
4.75%, 06/19/08	16,000	16,000
4.75%, 06/26/08	11,000	11,000
Canadian Imperial Bank of Commerce
5.09%, 03/17/08	3,000	3,000
5.76%, 05/12/08	1,000	1,000
Citibank, N.A.
4.86%, 01/23/08	4,000	4,000
4.90%, 02/15/08	8,000	8,000
Commerzbank AG
5.26%, 01/09/08	3,000	3,000
4.80%, 01/29/08	2,000	2,000
Credit Agricole S.A.
4.85%, 02/01/08	14,000	14,000
4.83%, 04/02/08	7,000	7,000
Credit Suisse
5.37%, 03/20/08	1,000	1,000
DePfa Bank PLC
5.37%, 02/20/08	3,000	3,000
Dexia Credit Local
4.82%, 01/11/08	3,000	3,000
DnB NOR Bank ASA
5.03%, 01/24/08	10,000	10,000
Dresdner Bank AG
5.25%, 01/30/08	4,000	4,000
HBOS Treasury Services PLC
5.30%, 02/13/08 (a)	2,000	2,000
HSBC Bank PLC
4.76%, 05/09/08	5,000	5,000
Intesa Sanpaolo
5.17%, 01/16/08	8,000	8,000
5.01%, 03/14/08	4,000	4,000
Mitsubishi UFJ Trust & Banking Corp.
5.32%, 02/14/08	4,000	4,000
Mizuho Corporate Bank Ltd.
5.40%, 01/02/08	9,000	9,000
Natixis S.A.
4.81%, 02/06/08	3,000	3,000
Norinchukin Bank Ltd.
5.03%, 01/25/08	3,000	3,000
5.36%, 01/28/08	2,000	2,000
Royal Bank of Scotland PLC
4.83%, 06/18/08	3,000	3,000
Skandinaviska Enskilda Banken AB
4.90%, 05/23/08	1,000	1,000
Societe Generale
5.23%, 01/09/08	6,000	6,000
4.84%, 02/01/08	3,000	3,000
5.13%, 03/13/08	2,000	2,000
4.81%, 06/24/08	2,000	2,000
Sumitomo Mitsui Banking Corp.
4.84%, 01/04/08	2,000	2,000
4.85%, 01/04/08	2,000	2,000
4.84%, 01/08/08	4,000	4,000
Sumitomo Trust & Banking Co.
5.12%, 02/21/08	1,000	1,000
Svenska Handelsbanken AB
5.05%, 01/24/08	5,000	5,000
Toronto Dominion Bank
5.37%, 02/21/08	1,000	1,000
5.02%, 03/12/08	1,000	1,000
5.02%, 03/25/08	1,000	1,000
4.70%, 05/13/08	10,000	10,000

8 See financial notes

Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

UBS AG
4.99%, 02/04/08	10,000	10,002
4.98%, 03/18/08	5,000	5,000
4.99%, 03/27/08	1,000	1,000
Unicredito Italiano S.p.A.
5.38%, 03/20/08	9,000	9,000
4.80%, 06/27/08	1,000	1,000
Union Bank of California
4.77%, 03/05/08	3,000	3,000
4.85%, 03/26/08	1,000	1,000
Westpac Banking Corp.
5.12%, 02/15/08	5,000	5,000
Wilmington Trust Co.
4.90%, 06/19/08	5,000	5,000

		264,005

Commercial Paper & Other Corporate Obligations 43.9%

Allied Irish Banks North America, Inc.
4.79%, 04/07/08 (a)	3,000	2,962
Alpine Securitization Corp.
4.96%, 02/11/08 (a)(b)(c)	6,000	5,966
Amstel Funding Corp.
6.34%, 01/17/08 (b)(c)	6,000	5,983
5.34%, 01/18/08 (b)(c)	3,000	2,993
5.73%, 03/14/08 (b)(c)	4,000	3,954
Anglo Irish Bank Corp. PLC
5.35%, 01/02/08 (c)	2,000	2,000
ANZ National (Int’l) Ltd.
5.35%, 01/18/08 (a)	2,000	1,995
Aquinas Funding, L.L.C.
4.99%, 02/25/08 (a)(b)(c)	2,000	1,985
5.66%, 03/18/08 (a)(b)(c)	1,000	988
Atlantic Asset Securitization, L.L.C.
5.53%, 01/08/08 (a)(b)(c)	4,000	3,996
4.85%, 01/17/08 (a)(b)(c)	5,992	5,979
4.94%, 02/08/08 (a)(b)(c)	2,000	1,990
Atlantis One Funding Corp.
5.28%, 01/07/08 (b)(c)	10,000	9,991
5.13%, 01/22/08 (b)(c)	3,000	2,991
5.15%, 02/26/08 (b)(c)	4,000	3,968
Bank of America Corp.
5.30%, 02/01/08	10,000	9,956
5.09%, 02/20/08	16,000	15,889
4.70%, 05/05/08	3,000	2,952
Bank of Ireland
5.42%, 01/16/08 (c)	4,000	3,991
5.20%, 02/12/08 (c)	2,000	1,988
Barclays US Funding Corp.
4.88%, 03/26/08 (a)	1,000	989
Barton Capital L.L.C.
5.23%, 01/03/08 (a)(b)(c)	10,000	9,997
Cancara Asset Securitization, L.L.C.
5.29%, 01/11/08 (a)(b)(c)	1,000	999
5.00%, 01/29/08 (a)(b)(c)	1,000	996
4.85%, 02/15/08 (a)(b)(c)	5,000	4,970
5.37%, 03/13/08 (a)(b)(c)	4,000	3,958
Chariot Funding, L.L.C.
5.45%, 01/28/08 (a)(b)(c)	4,000	3,984
Citigroup Funding, Inc.
5.20%, 01/10/08 (a)	8,000	7,990
4.80%, 01/16/08 (a)	7,000	6,986
5.18%, 01/18/08 (a)	8,000	7,981
4.94%, 06/06/08 (a)	1,000	979
Clipper Receivables Co., L.L.C.
6.08%, 01/04/08 (a)(b)(c)	5,000	4,997
4.94%, 02/01/08 (a)(b)(c)	8,000	7,966
Concord Minuteman Capital Co., Series A
5.35%, 01/03/08 (a)(b)(c)	1,000	1,000
Danske Corp.
5.30%, 02/22/08 (a)(c)	12,000	11,912
Fairway Finance Co., L.L.C.
4.94%, 02/05/08 (a)(b)(c)	1,000	995
5.34%, 02/15/08 (a)(b)(c)	3,000	2,980
Falcon Asset Securitization Corp.
5.07%, 01/10/08 (a)(b)(c)	13,000	12,984
5.12%, 02/21/08 (a)(b)(c)	3,000	2,978
Galaxy Funding, Inc.
5.25%, 01/11/08 (b)(c)	1,000	999
Gemini Securitization Corp., L.L.C.
4.86%, 01/31/08 (a)(b)(c)	1,000	996
5.48%, 02/29/08 (a)(b)(c)	3,000	2,973
5.32%, 03/05/08 (a)(b)(c)	2,000	1,981
5.27%, 03/18/08 (a)(b)(c)	1,000	989
General Electric Capital Corp.
5.32%, 02/19/08	3,000	2,979
5.38%, 03/04/08	5,500	5,450
5.33%, 03/20/08	3,000	2,966
Grampian Funding, L.L.C.
5.21%, 03/20/08 (a)(b)(c)	3,000	2,967
5.21%, 03/28/08 (a)(b)(c)	5,000	4,939
Intesa Funding, L.L.C.
5.23%, 01/15/08 (a)	5,000	4,990
Jupiter Securitization Corp.
5.33%, 01/25/08 (a)(b)(c)	17,000	16,940
K2 (USA), L.L.C.
5.34%, 01/24/08 (b)(c)(d)	4,000	3,987
5.40%, 06/13/08 (b)(c)(d)	1,000	1,000
KBC Financial Products International, Ltd.
5.39%, 02/21/08 (a)(c)	4,000	3,970
Kitty Hawk Funding Corp.
4.94%, 02/13/08 (a)(b)(c)	9,000	8,948
Mont Blanc Capital Corp.
5.25%, 01/09/08 (a)(b)(c)	1,000	999
5.27%, 02/22/08 (a)(b)(c)	5,000	4,962
Morgan Stanley
5.20%, 04/14/08	16,000	15,766
Nationwide Building Society US
5.20%, 02/27/08	8,000	7,935
Nieuw Amsterdam Receivables Corp.
5.18%, 03/27/08 (a)(b)(c)	3,000	2,964
Old Line Funding, L.L.C.
4.83%, 01/11/08 (a)(b)(c)	4,184	4,178
4.96%, 02/12/08 (a)(b)(c)	9,000	8,949
5.14%, 02/22/08 (a)(b)(c)	1,032	1,024
Park Avenue Receivables Co., L.L.C.
4.94%, 02/08/08 (a)(b)(c)	1,000	995
5.12%, 02/22/08 (a)(b)(c)	5,000	4,963
Picaros Funding, L.L.C.
5.29%, 01/08/08 (a)(b)(c)	4,000	3,996
Ranger Funding Co., L.L.C.
4.91%, 03/14/08 (a)(b)(c)	2,000	1,980
San Paolo IMI U.S. Financial Corp.
4.85%, 03/24/08 (a)	4,000	3,956
Scaldis Capital Ltd.
5.15%, 01/23/08 (a)(b)(c)	3,000	2,991

See financial notes 9

Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.10%, 02/22/08 (a)(b)(c)	4,000	3,971
5.21%, 04/01/08 (a)(b)(c)	6,000	5,923
Sheffield Receivables Corp.
5.07%, 01/25/08 (a)(b)(c)	7,000	6,977
Sigma Finance, Inc.
5.35%, 01/03/08 (b)(c)	1,000	1,000
5.37%, 03/20/08 (b)(c)(d)	4,000	3,955
Skandinaviska Enskilda Banken AB
5.04%, 03/19/08	4,500	4,452
4.81%, 03/28/08	3,000	2,966
Solitaire Funding, L.L.C.
5.09%, 02/19/08 (a)(b)(c)	5,000	4,966
5.14%, 02/20/08 (a)(b)(c)	1,000	993
5.50%, 03/04/08 (a)(b)(c)	4,000	3,962
Swedbank AB
5.05%, 03/19/08	8,000	7,915
Thames Asset Global Securitization No. 1, Inc.
5.33%, 04/04/08 (a)(b)(c)	8,000	7,890
Thunder Bay Funding, L.L.C.
4.99%, 01/15/08 (a)(b)(c)	2,131	2,127
Tulip Funding Corp.
5.27%, 02/21/08 (a)(b)(c)	6,000	5,956
UBS Finance (Delaware), Inc.
5.38%, 03/18/08 (a)	14,000	13,843
Variable Funding Capital Corp.
4.89%, 01/10/08 (a)(b)(c)	6,000	5,993
Westpac Securities NZ Ltd.
5.18%, 01/17/08 (a)(c)	5,000	4,989
Yorktown Capital, L.L.C.
4.98%, 01/17/08 (a)(b)(c)	5,000	4,989
5.64%, 02/22/08 (a)(b)(c)	1,000	992
5.05%, 03/19/08 (a)(b)(c)	1,000	989

		415,738

Total Fixed-Rate Obligations (Cost $693,743)		693,743

Variable-Rate Obligations 13.7% of net assets

Beta Finance, Inc.
4.86%, 01/25/08 (b)(c)	3,000	3,000
BMC Special Care Facilities Financing Authority of the City of Montgomery, Alabama
4.86%, 01/03/08 (a)	1,660	1,660
Canadian Imperial Bank of Commerce
4.88%, 01/29/08	6,000	6,000
4.90%, 02/15/08	2,000	2,000
CC (USA), Inc.
4.86%, 01/25/08 (b)(c)	10,000	10,000
City of New Britain, Connecticut
4.98%, 01/03/08 (a)	2,100	2,100
City of Palm Springs, California
4.85%, 01/03/08 (a)	8,000	8,000
Credit Suisse
5.15%, 01/23/08	9,000	9,000
Deutsche Bank AG
5.29%, 01/14/08	5,000	5,000
5.30%, 01/14/08	4,000	4,000
Dexia Credit Local S.A.
4.82%, 01/25/08	5,000	5,000
Fortis Bank
4.80%, 01/28/08	5,000	4,998
K2 (USA), L.L.C.
4.94%, 02/01/08 (b)(c)(d)	5,000	5,001
Lexington Parker Capital Co., L.L.C.
5.19%, 01/07/08 (a)(b)(c)	4,000	4,000
Liberty Lighthouse U.S. Capital Co., L.L.C.
5.21%, 01/10/08 (b)(c)(d)	2,000	2,000
4.83%, 02/15/08 (b)(c)(d)	1,000	1,000
Links Finance, L.L.C.
5.02%, 01/15/08 (b)(c)(d)	2,000	2,000
4.84%, 01/25/08 (b)(c)(d)	4,000	4,000
New York City IDA
5.00%, 01/03/08 (a)	135	135
Royal Bank of Canada
5.18%, 01/04/08	10,000	9,999
Royal Bank of Scotland PLC
5.28%, 01/08/08	10,000	10,000
5.26%, 01/11/08 (c)	3,000	3,000
Sedna Finance, Inc.
5.20%, 01/14/08 (b)(c)	2,000	2,000
Sigma Finance, Inc.
5.00%, 01/15/08 (b)(c)(d)	6,000	6,000
The Goldman Sachs Group, Inc.
5.26%, 01/11/08 (d)	7,000	7,000
Wachovia Bank, N.A.
4.98%, 01/25/08	10,000	10,000
Whistlejacket Capital, L.L.C.
4.99%, 01/15/08 (b)(c)(d)	2,000	2,000
4.86%, 02/19/08 (b)(c)(d)	1,000	1,000

Total Variable-Rate Obligations (Cost $129,893)		129,893

Issuer	Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 4.8% of net assets

Repurchase Agreements 4.8%

Bear Stearns & Co., Inc.
Tri-Party Repurchase Agreement, dated 12/31/07, due 01/02/08 at 4.77%, fully collateralized by U.S. Government Securities with a value of $40,804.	40,011	40,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement dated 12/31/07, due 01/02/08 at 4.50%, fully collateralized by U.S. Government Securities with a value of $5,441.	5,336	5,334

Total Other Investments (Cost $45,334)		45,334

End of Investments.

10 See financial notes

Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $868,970.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $328,842 or 34.7% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $38,943 or 4.1% of net assets.
IDA — Industrial development authority

See financial notes 11

Schwab Retirement Advantage Money Fund

Statement of
Assets and Liabilities

As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$868,970
Receivables:
Fund shares sold		76,948
Interest	+	4,378

Total assets		950,296

Liabilities
Payables:
Investment adviser and administrator fees		23
Transfer agent and shareholder services fees		15
Fund shares redeemed		3,552
Distributions to shareholders		188
Accrued expenses	+	53

Total liabilities		3,831

Net Assets
Total assets		950,296
Total liabilities	−	3,831

Net assets		$946,465
Net Assets by Source
Capital received from investors		946,465

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$946,465		946,523		$1.00

12 See financial notes

Schwab Retirement Advantage Money Fund

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers are x 1,000.

Investment Income
Interest		$42,092

Expenses
Investment adviser and administrator fees		2,763
Transfer agent and shareholder service fees		1,737
Registration fees		231
Portfolio accounting fees		67
Custodian fees		46
Trustees’ fees		29
Professional fees		23
Shareholder reports		4
Other expenses	+	12

Total expenses		4,912
Expense reduction by adviser and Schwab	−	1,083

Net expenses		3,829

Increase (Decrease) in Net Assets from Operations
Total investment income		42,092
Net expenses	−	3,829

Net investment income		38,263

Increase in net assets from operations		$38,263

See financial notes 13

Schwab Retirement Advantage Money Fund

Statements of

Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$38,263	$30,235

Increase in net assets from operations		38,263	30,235

Distributions to Shareholders
Distributions from net investment income		38,263	30,235

Transactions in Fund Shares*
Shares sold		895,960	646,474
Shares reinvested		37,018	29,329
Shares redeemed	+	(788,743)	(444,633)

Net transactions in fund shares		144,235	231,170

Net Assets
Beginning of period		802,230	571,060
Total increase	+	144,235	231,170

End of period		$946,465	$802,230

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

14 See financial notes

Schwab Investor Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.04	0.03	0.01	0.01

Less distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.03)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	4.82	4.50	2.63	0.77	0.58

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.62	0.67	0.67	0.66	0.66
Gross operating expenses	0.63	0.67	0.67	0.66	0.66
Net investment income (loss)	4.71	4.50	2.61	0.76	0.58
Net assets, end of period ($ x 1,000,000)	2,089	1,314	521	492	578

See financial notes 15

Schwab Investor Money Fund

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

77.5%	Fixed-Rate Obligations	1,617,573	1,617,573
14.0%	Variable-Rate Obligations	292,678	292,678
8.0%	Other Investments	167,382	167,382

99.5%	Total Investments	2,077,633	2,077,633
0.5%	Other Assets and Liabilities		11,210

100.0%	Net Assets		2,088,843

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 77.5% of net assets

Bank Notes 0.8%

Bank of America, N.A.
5.09%, 01/18/08	6,000	6,000
5.34%, 01/25/08	10,000	10,000

		16,000

Certificates of Deposit 35.2%

ABN AMRO Bank N.V.
5.34%, 02/04/08	2,000	2,000
5.36%, 03/04/08	9,000	9,000
Alliance & Leicester PLC
5.32%, 04/18/08	6,000	6,000
Allied Irish Bank PLC
4.73%, 04/28/08	5,000	5,000
4.80%, 04/28/08	2,000	2,000
American Express Bank FSB
5.05%, 03/10/08	4,000	4,000
American Express Centurion Bank
5.15%, 02/28/08	5,000	5,000
Banco Bilbao Vizcaya Argentaria S.A.
5.25%, 01/02/08	18,000	18,000
5.23%, 01/10/08	3,000	3,000
5.34%, 01/25/08	2,000	2,000
5.15%, 02/29/08	1,000	1,000
Bank of Ireland
4.85%, 03/26/08	1,000	1,000
Bank of Tokyo Mitsubishi UFJ Ltd.
5.15%, 01/17/08	3,000	3,000
5.12%, 02/19/08	8,000	8,000
Barclays Bank PLC
5.33%, 02/29/08	13,000	13,000
4.98%, 03/04/08	2,000	2,001
5.25%, 03/05/08	15,000	15,000
4.87%, 04/09/08	3,000	3,002
5.16%, 04/09/08	4,000	4,000
5.07%, 04/17/08	7,000	7,000
Bayerische Hypo-und Vereinsbank AG
5.20%, 02/28/08	10,000	10,000
BNP Paribas
5.00%, 03/18/08	8,000	8,000
4.64%, 05/30/08	7,000	7,000
4.80%, 06/25/08	10,000	10,000
4.75%, 06/26/08	50,000	50,000
Calyon
5.31%, 01/31/08	11,000	11,000
Canadian Imperial Bank of Commerce
5.28%, 02/07/08	17,000	17,000
5.09%, 03/17/08	7,000	7,000
Citibank, N.A.
4.86%, 01/23/08	35,000	35,000
4.90%, 02/15/08	9,000	9,000
Commerzbank AG
5.26%, 01/09/08	7,000	7,000
Credit Agricole S.A.
5.35%, 01/18/08	13,000	13,000
4.90%, 01/28/08	26,000	26,000
4.83%, 04/02/08	1,000	1,000
Credit Suisse
5.56%, 03/10/08	8,000	8,000
5.37%, 03/20/08	6,000	6,000
Dexia Credit Local
4.88%, 01/04/08	8,000	8,000
DnB NOR Bank ASA
5.03%, 01/24/08	12,000	12,000
4.86%, 01/30/08	10,000	10,000
5.15%, 02/28/08	2,000	2,000
Fortis Bank
5.34%, 03/04/08	15,000	15,000
HBOS Treasury Services PLC
5.48%, 03/11/08 (a)	1,000	1,000
ING Bank N.V.
4.79%, 03/03/08	15,000	15,000
KBC Bank N.V.
5.18%, 01/30/08	10,000	10,000
Mitsubishi UFJ Trust & Banking Corp.
4.85%, 02/05/08	8,000	8,000
Mizuho Corporate Bank Ltd.
4.88%, 01/04/08	15,000	15,000
Nationwide Building Society
5.32%, 05/13/08	4,000	4,000
Natixis S.A.
4.77%, 03/06/08	7,000	7,000
Norinchukin Bank Ltd.
5.03%, 01/25/08	1,000	1,000
5.36%, 01/28/08	8,000	8,000

16 See financial notes

Schwab Investor Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Northern Rock PLC
5.57%, 03/14/08	1,000	1,000
Royal Bank of Canada
5.34%, 02/04/08	5,000	5,000
Royal Bank of Scotland PLC
4.83%, 06/18/08	14,000	14,000
Skandinaviska Enskilda Banken AB
4.90%, 05/23/08	12,000	12,000
Societe Generale
5.23%, 01/09/08	5,000	5,000
5.20%, 01/31/08	2,800	2,800
4.84%, 02/01/08	20,000	20,000
5.12%, 02/29/08	1,500	1,500
5.13%, 03/13/08	6,000	6,000
4.80%, 06/10/08	1,000	1,000
4.81%, 06/24/08	11,000	11,000
Sumitomo Mitsui Banking Corp.
4.84%, 01/08/08	4,000	4,000
5.14%, 02/08/08	25,000	25,000
Sumitomo Trust & Banking Co.
5.44%, 01/16/08	9,000	9,000
5.12%, 02/21/08	6,000	6,000
4.81%, 06/20/08	6,000	6,000
Svenska Handelsbanken AB
5.05%, 01/24/08	12,000	12,000
Toronto Dominion Bank
5.02%, 03/25/08	25,000	25,000
4.92%, 05/07/08	4,000	4,000
UBS AG
4.99%, 02/04/08	28,000	28,005
4.98%, 03/18/08	10,000	10,000
4.99%, 03/27/08	2,000	2,000
5.40%, 04/14/08	14,000	14,000
4.76%, 05/07/08	4,000	4,000
4.70%, 05/09/08	4,000	4,000
Unicredito Italiano S.p.A.
5.38%, 03/20/08	15,000	15,000
5.12%, 04/16/08	5,000	5,000
4.90%, 06/19/08	2,000	2,000
4.80%, 06/27/08	1,000	1,000
Union Bank of California
4.85%, 03/26/08	6,000	6,000
Westpac Banking Corp.
5.12%, 02/15/08	3,000	3,000
5.36%, 04/23/08	11,000	10,999
Wilmington Trust Co.
4.90%, 06/19/08	5,000	5,000

		734,307

Commercial Paper & Other Corporate Obligations 41.5%

Alpine Securitization Corp.
4.96%, 01/08/08 (a)(b)(c)	12,000	11,989
5.37%, 03/17/08 (a)(b)(c)	2,000	1,978
Amstel Funding Corp.
5.34%, 01/18/08 (b)(c)	11,000	10,973
5.01%, 01/22/08 (b)(c)	17,000	16,951
5.16%, 04/15/08 (b)(c)	2,000	1,970
Amsterdam Funding Corp.
4.94%, 01/04/08 (a)(b)(c)	6,000	5,998
5.15%, 01/17/08 (a)(b)(c)	2,000	1,996
Anglo Irish Bank Corp. PLC
4.79%, 05/01/08 (c)	5,000	4,921
ANZ National (Int’l) Ltd.
5.36%, 01/14/08 (a)	8,000	7,985
Aquinas Funding, L.L.C.
5.09%, 01/30/08 (a)(b)(c)	1,000	996
6.04%, 01/30/08 (a)(b)(c)	1,000	995
4.99%, 02/25/08 (a)(b)(c)	5,000	4,963
5.66%, 03/18/08 (a)(b)(c)	1,000	988
Atlantic Asset Securitization, L.L.C.
4.82%, 01/07/08 (a)(b)(c)	10,119	10,111
5.53%, 01/08/08 (a)(b)(c)	11,085	11,073
Atlantis One Funding Corp.
4.85%, 01/02/08 (b)(c)	4,000	4,000
5.35%, 01/18/08 (b)(c)	2,000	1,995
5.13%, 01/22/08 (b)(c)	20,000	19,941
5.37%, 02/14/08 (b)(c)	6,000	5,962
5.34%, 02/25/08 (b)(c)	8,000	7,937
Bank of America Corp.
5.09%, 02/13/08	15,000	14,910
5.09%, 02/20/08	14,000	13,903
4.70%, 05/05/08	10,000	9,840
Bank of Ireland
5.35%, 01/14/08 (c)	9,000	8,983
5.20%, 02/12/08 (c)	5,000	4,970
Barclays US Funding Corp.
4.88%, 03/26/08 (a)	2,000	1,977
Barton Capital L.L.C.
4.92%, 01/04/08 (a)(b)(c)	10,000	9,996
Cancara Asset Securitisation, L.L.C.
5.36%, 01/08/08 (a)(b)(c)	17,000	16,983
5.29%, 01/11/08 (a)(b)(c)	2,000	1,997
5.29%, 01/15/08 (a)(b)(c)	6,000	5,988
5.05%, 01/28/08 (a)(b)(c)	1,000	996
Chariot Funding, L.L.C.
5.48%, 01/02/08 (a)(b)(c)	9,850	9,849
5.94%, 01/10/08 (a)(b)(c)	12,000	11,982
5.06%, 04/17/08 (a)(b)(c)	8,000	7,882
Citigroup Funding, Inc.
4.88%, 01/03/08 (a)	6,000	5,998
5.20%, 01/10/08 (a)	15,000	14,981
4.87%, 01/11/08 (a)	4,000	3,995
5.18%, 01/18/08 (a)	4,000	3,990
4.85%, 02/06/08 (a)	9,000	8,957
5.35%, 02/25/08 (a)	11,000	10,913
5.56%, 03/11/08 (a)	3,000	2,969
5.51%, 03/24/08 (a)	11,000	10,864
Clipper Receivables Co., L.L.C.
6.08%, 01/04/08 (a)(b)(c)	4,000	3,998
6.33%, 01/11/08 (a)(b)(c)	8,000	7,986
5.29%, 01/31/08 (a)(b)(c)	5,000	4,978
4.94%, 02/01/08 (a)(b)(c)	13,000	12,945
Concord Minuteman Capital Co., Series A
5.35%, 01/03/08 (a)(b)(c)	4,000	3,999
Fairway Finance Co., L.L.C.
4.97%, 01/10/08 (a)(b)(c)	1,000	999
4.96%, 02/07/08 (a)(b)(c)	3,000	2,985
5.34%, 02/15/08 (a)(b)(c)	2,000	1,987
5.34%, 02/22/08 (a)(b)(c)	13,000	12,901
Falcon Asset Securitization Corp.
5.41%, 01/31/08 (a)(b)(c)	12,000	11,946
4.94%, 02/11/08 (a)(b)(c)	17,000	16,906
5.32%, 02/27/08 (a)(b)(c)	5,000	4,958
Galaxy Funding, Inc.
5.25%, 01/11/08 (b)(c)	4,000	3,994

See financial notes 17

Schwab Investor Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Gemini Securitization Corp., L.L.C.
5.14%, 02/20/08 (a)(b)(c)	5,000	4,965
5.48%, 02/29/08 (a)(b)(c)	3,000	2,973
5.32%, 03/05/08 (a)(b)(c)	2,442	2,419
5.27%, 03/18/08 (a)(b)(c)	5,000	4,944
General Electric Capital Corp.
5.32%, 02/19/08	2,000	1,986
5.38%, 03/04/08	1,500	1,486
Grampian Funding, L.L.C.
5.21%, 03/28/08 (a)(b)(c)	6,000	5,926
5.21%, 03/31/08 (a)(b)(c)	1,000	987
5.22%, 04/02/08 (a)(b)(c)	10,000	9,870
4.79%, 04/25/08 (a)(b)(c)	6,000	5,910
Intesa Funding, L.L.C.
5.23%, 01/15/08 (a)	13,000	12,974
Jupiter Securitization Corp.
5.33%, 01/25/08 (a)(b)(c)	24,000	23,916
K2 (USA), L.L.C.
5.42%, 07/15/08 (b)(c)(d)	2,000	2,000
Mont Blanc Capital Corp.
5.25%, 01/09/08 (a)(b)(c)	7,341	7,333
5.27%, 02/22/08 (a)(b)(c)	6,198	6,151
Morgan Stanley
5.43%, 02/20/08	2,000	1,985
5.20%, 04/14/08	19,000	18,722
5.21%, 04/22/08	6,000	5,905
4.91%, 04/29/08	9,000	8,858
Nationwide Building Society U.S.
5.10%, 01/24/08	9,000	8,971
5.20%, 02/27/08	7,000	6,943
Nieuw Amsterdam Receivables Corp.
5.30%, 01/11/08 (a)(b)(c)	1,000	999
5.18%, 03/27/08 (a)(b)(c)	3,000	2,964
5.21%, 04/04/08 (a)(b)(c)	4,000	3,947
Old Line Funding, L.L.C.
5.77%, 01/11/08 (a)(b)(c)	5,000	4,992
4.91%, 02/08/08 (a)(b)(c)	7,000	6,964
4.94%, 02/08/08 (a)(b)(c)	8,000	7,959
4.98%, 02/11/08 (a)(b)(c)	1,000	994
5.01%, 02/13/08 (a)(b)(c)	1,000	994
5.14%, 02/22/08 (a)(b)(c)	1,000	993
5.41%, 02/27/08 (a)(b)(c)	7,000	6,941
5.45%, 02/27/08 (a)(b)(c)	4,000	3,966
Park Avenue Receivables Co., L.L.C.
5.33%, 01/30/08 (a)(b)(c)	12,000	11,949
5.12%, 02/22/08 (a)(b)(c)	1,000	993
Picaros Funding, L.L.C.
5.21%, 04/07/08 (a)(b)(c)	10,000	9,863
Ranger Funding Co., L.L.C.
5.12%, 02/26/08 (a)(b)(c)	29,000	28,772
4.91%, 03/14/08 (a)(b)(c)	14,000	13,863
5.05%, 04/11/08 (a)(b)(c)	2,000	1,972
Scaldis Capital Ltd.
5.31%, 01/09/08 (a)(b)(c)	22,000	21,974
4.93%, 02/08/08 (a)(b)(c)	3,000	2,985
5.19%, 03/25/08 (a)(b)(c)	1,000	988
5.21%, 04/01/08 (a)(b)(c)	5,000	4,936
Sedna Finance, Inc.
5.41%, 06/13/08 (b)(c)	2,000	2,000
Sheffield Receivables Corp.
5.77%, 01/11/08 (a)(b)(c)	1,000	998
5.01%, 02/07/08 (a)(b)(c)	17,000	16,914
Sigma Finance, Inc.
5.35%, 01/03/08 (b)(c)	3,000	2,999
Skandinaviska Enskilda Banken AB
5.04%, 03/19/08	5,000	4,947
4.86%, 04/21/08	2,000	1,971
Solitaire Funding, L.L.C.
5.50%, 03/04/08 (a)(b)(c)	7,000	6,934
5.58%, 03/04/08 (a)(b)(c)	8,000	7,923
5.11%, 04/17/08 (a)(b)(c)	10,000	9,851
Stadshypotek Delaware, Inc.
4.80%, 03/05/08 (a)(c)	6,000	5,950
Swedbank AB
5.05%, 03/19/08	4,500	4,452
Swedbank Mortgage AB
4.94%, 03/25/08	1,000	989
4.87%, 06/17/08	4,000	3,911
Thames Asset Global Securitization No. 1, Inc.
4.89%, 01/07/08 (a)(b)(c)	4,000	3,997
5.29%, 01/07/08 (a)(b)(c)	6,000	5,995
5.27%, 02/15/08 (a)(b)(c)	2,000	1,987
5.33%, 04/04/08 (a)(b)(c)	1,000	986
Thunder Bay Funding, L.L.C.
5.24%, 04/10/08 (a)(b)(c)	12,000	11,830
Ticonderoga Funding, L.L.C.
4.90%, 01/11/08 (a)(b)(c)	15,000	14,980
Tulip Funding Corp.
5.39%, 02/06/08 (a)(b)(c)	5,000	4,973
5.27%, 02/21/08 (a)(b)(c)	2,000	1,985
5.27%, 03/12/08 (a)(b)(c)	6,000	5,939
UBS Finance (Delaware), Inc.
5.60%, 02/06/08 (a)	7,000	6,962
Variable Funding Capital Corp.
4.89%, 01/10/08 (a)(b)(c)	6,000	5,993
5.49%, 01/16/08 (a)(b)(c)	4,000	3,991
Westpac Securities NZ Ltd.
5.18%, 01/17/08 (a)(c)	5,000	4,989
Whistlejacket Capital, L.L.C.
5.34%, 01/24/08 (b)(c)(d)	2,000	1,993
5.42%, 06/16/08 (b)(c)(d)	2,000	2,000
Yorktown Capital, L.L.C.
5.64%, 02/22/08 (a)(b)(c)	11,000	10,911
5.15%, 03/18/08 (a)(b)(c)	3,285	3,249
5.05%, 03/19/08 (a)(b)(c)	5,343	5,285
5.14%, 03/19/08 (a)(b)(c)	7,000	6,923

		867,266

Total Fixed-Rate Obligations (Cost $1,617,573)		1,617,573

Variable-Rate Obligations 14.0% of net assets

Barclays Bank PLC
4.99%, 01/16/08	10,000	10,000
Beta Finance, Inc.
4.87%, 01/25/08 (b)(c)	16,000	16,000
BNP Paribas
5.17%, 01/03/08	2,000	2,000
California Pollution Control Financing Authority
4.85%, 01/02/08 (a)	1,760	1,760
Credit Suisse
5.15%, 01/23/08	10,000	10,000
Danske Corp.
4.95%, 02/13/08 (a)(c)	15,000	15,000

18 See financial notes

Schwab Investor Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

4.96%, 02/15/08 (a)(c)	15,000	15,000
Deutsche Bank AG
5.30%, 01/14/08	19,000	19,000
4.96%, 01/28/08	10,000	10,000
Development Authority of Columbus, GA
4.88%, 01/03/08 (a)	1,455	1,455
Dexia Credit Local S.A.
4.82%, 01/25/08	10,500	10,499
Eagle County, Colorado Taxable Housing Facilities
4.86%, 01/03/08 (a)	1,500	1,500
Five Finance, Inc.
5.18%, 01/09/08 (b)(c)	1,000	1,000
K2 (USA), L.L.C.
5.00%, 01/15/08 (b)(c)(d)	2,000	2,000
4.94%, 02/01/08 (b)(c)(d)	10,000	10,002
Lexington Parker Capital Co., L.L.C.
5.19%, 01/07/08 (a)(b)(c)	6,000	6,000
Liberty Lighthouse U.S. Capital Co., L.L.C.
5.19%, 01/02/08 (b)(c)(d)	1,000	1,000
5.21%, 01/10/08 (b)(c)(d)	2,000	2,000
Links Finance, L.L.C.
4.84%, 01/25/08 (b)(c)(d)	4,000	4,000
LP Pinewoods SPV
5.11%, 01/03/08 (a)	15,000	15,000
Merrill Lynch & Co., Inc.
4.89%, 01/22/08	20,000	20,000
Royal Bank of Canada
5.18%, 01/04/08	25,000	24,998
Royal Bank of Scotland PLC
5.26%, 01/11/08 (c)	7,000	7,000
4.81%, 01/28/08	18,000	17,999
Sedna Finance, Inc.
5.20%, 01/14/08 (b)(c)	1,000	1,000
Sigma Finance, Inc.
5.00%, 01/15/08 (b)(c)(d)	17,000	17,000
Societe Generale
5.06%, 01/17/08	4,000	4,000
Sumitomo Trust & Banking Co.
4.93%, 01/21/08	2,000	2,000
The Goldman Sachs Group, Inc.
5.26%, 01/11/08 (d)	15,000	15,000
Village of Sturtevant, WI
5.03%, 01/03/08 (a)	465	465
Wachovia Bank, N.A.
4.98%, 01/25/08	15,000	15,000
Westpac Banking Corp.
4.88%, 02/05/08	7,000	7,000
Whistlejacket Capital, L.L.C.
4.99%, 01/15/08 (b)(c)(d)	4,000	4,000
4.83%, 01/25/08 (b)(c)(d)	2,000	2,000
4.86%, 02/19/08 (b)(c)(d)	2,000	2,000

Total Variable-Rate Obligations (Cost $292,678)		292,678

Issuer	Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 8.0% of net assets

Repurchase Agreements 8.0%

Bear Stearns & Co., Inc.
Tri-Party Repurchase Agreement, dated 12/31/07, due 01/02/08 at 4.77%, fully collateralized by U.S. Government Securities with a value of $61,204.	60,016	60,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement dated 12/31/07, due 01/02/08 at 4.50%, fully collateralized by U.S. Government Securities with a value of $7,534.	7,384	7,382
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement dated 12/31/07, due 01/02/08 at 4.75%, fully collateralized by U.S. Government Securities with a value of $102,000.	100,026	100,000

Total Other Investments (Cost $167,382)		167,382

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $2,077,633.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $769,924 or 36.9% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $64,995 or 3.1% of net assets.

See financial notes 19

Schwab Investor Money Fund

Statement of
Assets and Liabilities

As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$2,077,633
Receivables:
Investments sold		60
Fund shares sold		17,370
Interest		11,233
Prepaid expenses	+	4

Total assets		2,106,300

Liabilities
Payables:
Investment adviser and administrator fees		57
Transfer agent and shareholder services fees		44
Fund shares redeemed		16,609
Distributions to shareholders		680
Accrued expenses	+	67

Total liabilities		17,457

Net Assets
Total assets		2,106,300
Total liabilities		17,457

Net assets		$2,088,843
Net Assets by Source
Capital received from investors		2,088,842
Net investment income not yet distributed		1

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$2,088,843		2,088,900		$1.00

20 See financial notes

Schwab Investor Money Fund

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers are x 1,000.

Investment Income
Interest		$92,059

Net Realized Gains and Losses
Net realized gains on investments		1

Expenses
Investment adviser and administrator fees		5,827
Transfer agent and shareholder service fees		4,318
Registration fees		264
Shareholder reports		151
Portfolio accounting fees		96
Custodian fees		94
Trustees’ fees		31
Professional fees		26
Other expenses	+	11

Total expenses		10,818
Expense reduction by adviser and Schwab	−	86

Net expenses		10,732

Increase (Decrease) in Net Assets from Operations
Total investment income		92,059
Net expenses	−	10,732

Net investment income		81,327
Net realized gains	+	1

Increase in net assets from operations		$81,328

See financial notes 21

Schwab Investor Money Fund

Statements of

Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$81,327	$42,536
Net realized gains	+	1	−

Increase in net assets from operations		81,328	42,536

Distributions to Shareholders
Distributions from net investment income		81,327	42,536

Transactions in Fund Shares *
Shares sold		2,756,366	1,796,715
Shares reinvested		76,781	40,767
Shares redeemed	+	(2,057,959)	(1,044,875)

Net transactions in fund shares		775,188	792,607

Net Assets
Beginning of period		1,313,654	521,047
Total increase	+	775,189	792,607

End of period		$2,088,843	$1,313,654

Net investment income not yet distributed		$1	$−

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

22 See financial notes

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds’ custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security

 23

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as the funds meet the tax requirements, they are not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of December 31, 2007, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), and determined that no provision for income tax is required in the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

24

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting SFAS No. 157 on the funds’ financial statements.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Retirement Advantage Money Fund	0.05%	0.17%
Investor Money Fund	0.05%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the Retirement Advantage Money Fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.49% through April 29, 2009.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2007, each fund’s total security transactions with other Schwab Funds were as follows:

Retirement Advantage Money Fund	$—
Investor Money Fund	$16,000

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the funds’ Statement of Operations.

 25

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

4. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing from the lines of credit for the funds during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

5. Federal Income Taxes:

As of December 31, 2007, the components of distributable earnings on a tax-basis were as follows:

	Retirement Advantage Money Fund	Investor Money Fund

Undistributed ordinary income	$—	$1
Undistributed long-term capital gains	—	—

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the funds had no capital loss carry forwards.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, the funds had no deferred realized net capital losses, and there were no capital losses being utilized to offset capital gains.

The tax-basis components of distributions during the current period and prior fiscal year were:

	Retirement Advantage Money Fund	Investor Money Fund

Current period distributions
Ordinary income	$38,263	$81,327
Long-term capital gains	—	—
	—	—
Prior period distributions
Ordinary income	$30,235	$42,536
Long-term capital gains	—	—
	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by each fund for financial reporting purposes. Each fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2007, the funds made the following reclassifications:

	Retirement Advantage Money Fund	Investor Money Fund

Undistributed net investment income	$—	$1
Net realized capital gains and losses	—	(1)

26

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

6.	Subsequent Event:

Subsequent to year-end, on February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the funds. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the 1940 Act. As required under Rule 2a-7, the Board of Trustees of the funds met on February 12, 2008 and, based on the recommendation of the funds’ investment adviser, determined that it was not in the best interest of the funds to dispose of the Notes at that time.

 27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (two of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2008

28

Trustees and Officers

The tables below give information as of December 31, 2007, about the trustees and officers for The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of December 31, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	61	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5–Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	61	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

 29

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None.

Walt Bettinger[2] 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President– Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President–Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	72	None.

30

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 31

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

32

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

 33

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle  SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

34

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Fundamental International Small-Mid Company Index Fundtm
Schwab Fundamental Emerging Markets Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13860-11

Schwab Money Market Fundtm

Annual Report
December 31, 2007

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment strategy. Years of research have indicated that spreading your money across different asset classes, such as stocks, bonds, and cash equivalents can be the most important factor in weathering market volatility and determining portfolio performance.

Schwab Funds provides an uncomplicated and effective way to build a well diversified portfolio. You can choose from a range of funds with distinct investment objectives and styles to develop your own individual asset allocation strategy. Or, if you prefer a single investment solution, Schwab offers asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With quality funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Schwab Money Market Fund 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present your Schwab money fund annual report for the period ended December 31, 2007. In returning to my role as President and CEO of Charles Schwab Investment Management, I would like to thank you for investing in Schwab Funds and share my thoughts with you on the current market environment.

Although the economy grew at a robust pace during the second and third quarters, there was a reemergence of market volatility during the latter half of the year. Increased defaults on subprime loans engendered risk aversion throughout the fixed income market, driving up treasury prices and pushing down the prices of very high-quality, non-treasury securities. All asset-backed and mortgage-backed securities seemed to get painted with the same broad brush, despite the fact that subprime mortgages represented a very small fraction of the sector.

In light of this, I want to assure you that we remain committed to a comprehensive analysis of all fund portfolio holdings, while implementing an investment strategy that relies on time-tested fundamentals. For all our money market funds, we perform our own ongoing and independent analysis of the credit worthiness of each security purchased, and employ an investment process that emphasizes liquidity, high-quality investments and diversification.

We will continue to manage our funds consistent with the tenets of successful investing—rigorous research, guided by long-term perspective and prudence. Thank you for your continued trust and support.

Sincerely,

2 Schwab Money Market Fund

The Investment Environment and the Fund

Linda Klingman (middle), managing director and portfolio manager, has overall responsibility for the management of the fund.

Mike Neitzke (right), managing director and portfolio manager, has day-to-day responsibility for management of the fund.

Michael Lin (left), portfolio manager, has day-to-day responsibility for management of the fund.

Despite continued expansion of the U.S. economy and growth in the market throughout the past year, the reporting period proved to be unnervingly volatile with strong economic headwinds developing in the third and fourth quarters. Falling home prices, a credit crunch, and high oil prices were among the myriad forces acting to curtail consumer spending and erode investor confidence in the marketplace. A tightening of lending standards and reduced liquidity caused by credit turmoil acted to further slow economic growth, but whether or not these events have the potential to precipitate a full-blown recession remains uncertain.

Opening the year with a mere 0.6% growth in Gross Domestic Product (GDP), the economy surged ahead in the second and third quarters. GDP rose 3.8% in the second quarter, and 4.9% in the third quarter, buoyed by strength in exports, personal consumption expenditures, and private inventory investment. However, estimates for the fourth quarter placed GDP growth at a tepid 1.5% or less, reflecting a significant downturn in economic growth rates, and indicating that trouble in the housing and credit markets has finally taken its toll. While higher energy prices and credit woes suppressed consumer spending and cut into GDP numbers, a healthy demand for exports spurred by a decline in the dollar helped to partially offset these domestic concerns.

Since peaking in early 2002, the U.S. dollar has declined in value by more than 24% making exports more affordable to foreign buyers, but raising concerns over inflation. An increase in net exports throughout 2007 accounted for about a third of GDP growth in the second and third quarters. Real exports of goods and services increased 19.1% in the third quarter, compared to a 7.5% increase in the second. While a weak dollar has stimulated exports, it has raised serious concerns over inflation as energy prices continue to rise. The Consumer Price Index rose by 0.8% in November, fueled by a 5.7% jump in energy prices, while the core index increased by 0.3%. Inclusive of energy prices, inflation outpaced a 2.8% growth in wages during the period.

Of greatest concern to investors during the latter half of this period was the market volatility created in large part by trouble in the housing market and the resulting credit crunch. From 1995 to 2006, housing prices outpaced inflation by 70% creating around 4 to 8 trillion dollars in new wealth - a figure that ultimately proved unsustainable. In May 2007, sales of new homes declined by 1.6% to a seasonally adjusted annual rate of 915,000 units, making waves in the market as inventory increased and prices fell. In November, new home sales declined by an astounding 9% to 647,000 units, the largest drop in 12 years. As housing prices fell, homeowners became less able to leverage their homes as a source of cash.

Subprime borrowers, those with below-average credit ratings, were disproportionately affected in the correction. Although subprime adjustable rate mortgages accounted for just 6.8% of outstanding loans in the U.S., they represented 43% of foreclosures in the third quarter of 2007. In many cases the credit and risk of these loans was passed from the original lender to third-party investors in the form of mortgage-backed securities. With the increase in defaults on subprime loans, all asset-backed and mortgage-backed securities in the market seemed to get caught in the turmoil, despite the fact that subprime mortgages represented a very small fraction of the sector. Even very high-quality securities were rapidly unloaded as investors fled to safer investments, such as U.S. Treasuries. As a result, lending was disrupted between major banks and other financial institutions that were heavily invested in subprime, collateralized debt obligations (CDOs), and structured investment vehicles (SIVs).

Schwab Money Market Fund 3

The Investment Environment and the Fund continued

The reduced liquidity hit SIVs particularly hard. For nearly twenty years, SIVs have been a typical holding in the portfolios of many financial institutions, pension funds, mutual funds, municipalities and money market funds. However, not all SIVs were created equal—a handful of SIVs carried higher risk and had significant subprime investments. When those SIVs were recently unable to meet repayment of their debt obligations in the normal course of business, all SIVs came under scrutiny and the impact was felt throughout the marketplace.

While the subprime debacle and corresponding credit crisis has yet to fully percolate throughout the economy, measures to control the effects are already in place. Banks, the U.S. Government, and other lending institutions were quick to initiate damage control measures by manipulating lending rates, developing stricter lending standards, and reorganizing outstanding debt. Action by the Fed resulted in a 100 basis point drop in interest rates during the latter half of the year, moving rates from 5.25% to 4.25%. Though some investors had hoped for a greater reduction, the Fed remained cautious of bringing the rates down too far as inflationary pressures mounted. Even though the financial sector was relatively quick in its implementation of crisis management techniques, lingering liquidity issues as well as souring investor sentiment and the perceived threat of a recession proved to be more than enough to take the wind out of economic sails in the fourth quarter.

Closing out 2007, economic indicators remained decidedly mixed in November and December. The Dow Jones Industrial Average finished 2007 up 6.4% for the year, but posted its first fourth quarter decline in ten years. Financial stocks helped lead the decline in the fourth quarter, with many large banks and other financial corporations taking huge losses, as mortgage woes wormed their way through corporate balance sheets. In commodities, oil and gold continued to rise, sparking inflationary concerns as oil went over $100 a barrel for the first time. On the positive side, data showed that factory orders were up 1.5% in November and that new jobs were created in December, throwing some upbeat reports into a downbeat marketplace.

The Schwab Money Market Fund maintained a weighted average maturity (WAM) that was longer than the peer group throughout the reporting period. In August, ramifications from trouble in the housing and credit markets were made clear as the market experienced unprecedented volatility and uncertainty throughout the third and fourth quarters. In response, we sought to reduce the weighted average maturity and increase the overnight cash position of the fund as a buffer against market volatility. Despite reduction of the WAM, the fund remained long relative to the peer group. Maintaining a longer WAM throughout the year benefited the fund as we were able to lock in higher yielding securities before the Fed lowered rates.

Given the unprecedented volatility in the subprime mortgage market, we focused on reviewing and evaluating our SIV exposure in the second half of the year. As of December 31, 2007, SIV exposure in the Schwab Money Market Fund was approximately 3.7% of the fund’s net assets (see Financial Note 6).

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Money Market Fund

Performance and Fund Facts as of 12/31/07

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Fundtm	Ticker Symbol: SWMXX

Seven-Day Yield[1]	4.43%

Seven-Day Yield—No Waiver[2]	4.41%

Seven-Day Effective Yield[1]	4.53%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Schwab Money Market Fundtm	Ticker Symbol: SWMXX

Weighted Average Maturity	48 days

Credit Quality of Holdings % of portfolio	100% Tier 1

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.
[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Money Market Fund 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2007 and held through December 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/07	at 12/31/07	7/1/07 - 12/31/07

Schwab Money Market Fundtm
Actual Return	0.72%	$1,000	$1,023.40	$3.67
Hypothetical 5% Return	0.72%	$1,000	$1,021.58	$3.67

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Money Market Fund

Schwab Money Market Fundtm

Financial Statements

Financial Highlights

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.04	0.03	0.01	0.01

Less distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.03)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	4.72	4.40	2.56	0.68	0.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.72	0.74	0.74	0.75	0.75
Gross operating expenses	0.73	0.79	0.78	0.78	0.78
Net investment income (loss)	4.62	4.24	2.52	0.67	0.50
Net assets, end of period ($ x 1,000,000)	19,584	21,762	42,552	44,023	49,079

See financial notes 7

Schwab Money Market Fund

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

76.1%	Fixed-Rate Obligations	14,911,326	14,911,326
16.4%	Variable-Rate Obligations	3,211,775	3,211,775
6.9%	Other Investments	1,341,932	1,341,932

99.4%	Total Investments	19,465,033	19,465,033
0.6%	Other Assets and Liabilities		119,139

100.0%	Net Assets		19,584,172

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 76.1% of net assets

Bank Notes 0.9%

Bank of America, N.A.
5.09%, 01/18/08	49,000	49,000
4.75%, 04/11/08	120,000	120,000

		169,000

Certificates of Deposit 32.9%

Alliance & Leicester PLC
5.36%, 02/21/08	68,000	68,000
Allied Irish Bank PLC
4.73%, 04/28/08	65,000	65,000
American Express Bank FSB
5.05%, 03/10/08	57,000	57,000
American Express Centurion Bank
5.15%, 02/28/08	55,000	55,000
Banco Bilbao Vizcaya Argentaria S.A.
5.23%, 01/14/08	129,000	129,000
5.24%, 01/15/08	38,000	38,000
5.34%, 03/17/08	63,000	63,009
Bank of Montreal
5.32%, 01/22/08	55,000	55,000
5.38%, 04/14/08	10,000	10,000
Bank of Scotland
5.15%, 02/26/08	84,000	84,000
Bank of Tokyo Mitsubishi
5.15%, 01/17/08	100,000	100,000
5.12%, 02/19/08	19,000	19,000
5.02%, 03/25/08	56,000	56,000
Barclays Bank PLC
5.33%, 02/29/08	236,000	236,000
4.98%, 03/04/08	103,000	103,047
5.25%, 03/05/08	29,000	29,000
4.87%, 04/09/08	10,000	10,008
5.07%, 04/17/08	13,000	13,000
5.32%, 05/13/08	160,000	160,000
Bayerische Hypo-und Vereinsbank AG
5.20%, 02/28/08	65,000	65,001
BNP Paribas
4.64%, 05/30/08	100,000	100,000
4.75%, 06/26/08	325,000	325,000
Calyon
5.31%, 01/31/08	150,000	150,000
Canadian Imperial Bank of Commerce
5.28%, 02/07/08	15,000	15,000
5.09%, 03/17/08	65,000	65,000
Citibank, N.A.
4.86%, 01/23/08	329,000	329,000
4.88%, 02/14/08	50,000	50,000
Commerzbank AG
5.26%, 01/09/08	25,000	25,000
4.80%, 01/29/08	50,000	50,000
Credit Agricole S.A.
4.85%, 02/01/08	161,000	161,000
4.83%, 04/02/08	173,000	173,000
Depka Bank PLC
5.46%, 02/12/08	12,000	12,000
Dexia Credit Local S.A.
4.83%, 01/11/08	14,000	14,000
DnB NOR Bank ASA
4.86%, 01/30/08	75,000	75,000
Dresdner Bank AG
5.35%, 01/14/08	90,000	90,000
5.25%, 01/30/08	66,000	66,000
HBOS Treasury Services PLC
5.30%, 02/13/08 (a)	58,000	58,000
HSBC Bank PLC
4.76%, 05/09/08	90,000	90,002
HSBC Bank U.S.A.
5.36%, 02/20/08	26,000	26,000
ING Bank N.V.
4.84%, 02/01/08	77,000	77,000
4.79%, 03/03/08	161,000	161,000
KBC Bank N.V.
5.13%, 01/30/08	66,000	66,000
Mitsubishi UFJ Trust & Banking Corp.
4.85%, 02/05/08	22,000	22,000
5.38%, 04/09/08	30,000	30,000
5.18%, 07/23/08	40,000	40,000
Mizuho Corporate Bank Ltd.
5.40%, 01/02/08	99,000	99,000
5.17%, 01/30/08	198,000	198,000
Natixis S.A.
4.81%, 02/06/08	77,000	77,000
Norinchukin Bank Ltd.
4.82%, 02/06/08	80,000	80,000

8 See financial notes

Schwab Money Market Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Royal Bank of Scotland PLC
4.83%, 06/18/08	96,000	96,000
Skandinaviska Enskilda Banken AB
4.90%, 05/23/08	179,000	179,000
Societe Generale
4.84%, 02/01/08	55,000	55,000
5.33%, 02/25/08	154,000	154,000
5.12%, 02/29/08	10,000	10,000
5.39%, 03/12/08	31,000	31,000
5.13%, 03/13/08	58,000	58,001
5.37%, 03/26/08	18,000	18,000
4.81%, 06/24/08	95,000	95,000
Sumitomo Mitsui Banking Corp.
4.84%, 01/04/08	58,000	58,000
4.85%, 01/04/08	65,000	65,000
4.84%, 01/08/08	13,000	13,000
5.14%, 01/30/08	19,000	19,000
Toronto Dominion Bank
5.11%, 03/28/08	132,000	132,000
5.34%, 03/28/08	85,000	85,000
4.86%, 06/20/08	75,000	75,000
UBS AG
4.99%, 03/27/08	65,000	65,000
5.40%, 04/14/08	265,000	265,000
5.32%, 04/15/08	145,000	145,000
4.76%, 05/07/08	25,000	25,000
5.27%, 05/12/08	90,000	90,000
Unicredito Italiano S.p.A.
5.35%, 01/18/08	118,000	118,000
5.37%, 03/18/08	50,000	50,000
5.12%, 04/16/08	60,000	60,000
4.80%, 06/27/08	15,000	15,000
Union Bank of California
5.13%, 02/15/08	65,000	65,000
Wachovia Bank, N.A.
5.40%, 03/27/08	62,000	62,000
Westpac Banking Corp.
5.12%, 02/19/08	150,000	150,001
5.38%, 04/09/08	35,000	35,000
Wilmington Trust Co.
4.90%, 06/19/08	19,000	19,000

		6,446,069

Commercial Paper & Other Corporate Obligations 42.3%

Alpine Securitization Corp.
5.92%, 01/11/08 (a)(b)(c)	82,000	81,866
4.80%, 01/14/08 (a)(b)(c)	28,000	27,915
Amstel Funding Corp.
5.88%, 01/08/08 (b)(c)	18,000	17,980
5.01%, 01/22/08 (b)(c)	91,000	90,737
5.01%, 01/23/08 (b)(c)	62,497	62,308
4.86%, 01/29/08 (b)(c)	32,000	31,881
4.87%, 01/31/08 (b)(c)	33,000	32,868
5.12%, 02/19/08 (b)(c)	55,000	54,622
Amsterdam Funding Corp.
5.15%, 01/17/08 (a)(b)(c)	29,000	28,935
5.01%, 02/15/08 (a)(b)(c)	5,000	4,969
Anglo Irish Bank
5.35%, 01/02/08 (c)	23,000	22,997
5.36%, 01/10/08 (c)	26,000	25,966
5.07%, 01/24/08 (c)	6,000	5,981
ANZ National (Int’l) Ltd.
5.36%, 01/14/08 (a)	50,000	49,906
5.35%, 01/18/08 (a)	48,000	47,882
Aquinas Funding, L.L.C.
4.98%, 02/14/08 (a)(b)(c)	39,000	38,765
5.66%, 03/18/08 (a)(b)(c)	4,000	3,953
5.51%, 04/04/08 (a)(b)(c)	30,000	29,575
Atlantic Asset Securitization, L.L.C.
4.89%, 01/07/08 (a)(b)(c)	88,000	87,929
5.53%, 01/08/08 (a)(b)(c)	24,000	23,974
4.85%, 01/17/08 (a)(b)(c)	56,518	56,397
4.94%, 02/08/08 (a)(b)(c)	23,000	22,882
5.48%, 02/28/08 (a)(b)(c)	10,000	9,913
5.72%, 02/29/08 (a)(b)(c)	50,000	49,537
5.18%, 03/20/08 (a)(b)(c)	18,000	17,801
Atlantis One Funding Corp.
4.85%, 01/02/08 (b)(c)	126,000	125,983
5.13%, 01/22/08 (b)(c)	25,000	24,926
5.05%, 01/24/08 (b)(c)	100,000	99,682
5.37%, 02/14/08 (b)(c)	37,000	36,766
5.33%, 02/15/08 (b)(c)	64,000	63,590
5.15%, 02/26/08 (b)(c)	37,000	36,708
Bank of America Corp.
5.09%, 02/13/08	105,000	104,372
5.09%, 02/20/08	142,000	141,014
4.70%, 05/05/08	111,000	109,229
Bank of Ireland
5.42%, 01/16/08 (c)	8,000	7,982
5.20%, 02/12/08 (c)	96,000	95,428
Barclays US Funding Corp.
4.88%, 03/26/08 (a)	17,000	16,808
Barton Capital, L.L.C.
6.24%, 01/09/08 (a)(b)(c)	52,000	51,928
4.94%, 02/05/08 (a)(b)(c)	45,000	44,786
Cancara Asset Securitization, L.L.C.
5.53%, 01/02/08 (a)(b)(c)	6,000	5,999
5.31%, 01/07/08 (a)(b)(c)	35,000	34,969
5.31%, 01/09/08 (a)(b)(c)	40,000	39,953
5.29%, 01/11/08 (a)(b)(c)	61,000	60,912
5.24%, 01/30/08 (a)(b)(c)	95,000	94,607
4.85%, 02/15/08 (a)(b)(c)	28,000	27,833
Chariot Funding, L.L.C.
5.94%, 01/10/08 (a)(b)(c)	32,000	31,953
5.41%, 01/30/08 (a)(b)(c)	10,000	9,957
5.06%, 04/17/08 (a)(b)(c)	76,000	74,877
Citigroup Funding, Inc.
4.88%, 01/03/08 (a)	63,000	62,983
4.87%, 01/11/08 (a)	145,000	144,805
5.18%, 01/18/08 (a)	57,000	56,862
5.34%, 01/22/08 (a)	20,000	19,939
5.35%, 01/28/08 (a)	45,000	44,824
4.84%, 01/30/08 (a)	100,000	99,615
5.40%, 02/20/08 (a)	100,000	99,270
4.94%, 06/06/08 (a)	55,000	53,844
Clipper Receivables Co., L.L.C.
6.08%, 01/04/08 (a)(b)(c)	114,000	113,943
4.99%, 01/09/08 (a)(b)(c)	45,000	44,950
6.24%, 01/16/08 (a)(b)(c)	77,000	76,801
5.00%, 02/08/08 (a)(b)(c)	50,000	49,739
5.36%, 02/25/08 (a)(b)(c)	6,000	5,952
DnB NOR Bank ASA
5.02%, 03/12/08	30,000	29,707

See financial notes 9

Schwab Money Market Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fairway Finance Co., L.L.C.
4.95%, 01/09/08 (a)(b)(c)	12,500	12,486
4.97%, 01/10/08 (a)(b)(c)	23,600	23,571
4.96%, 02/07/08 (a)(b)(c)	47,000	46,763
5.34%, 02/15/08 (a)(b)(c)	25,000	24,835
Falcon Asset Securitization Corp.
5.41%, 01/31/08 (a)(b)(c)	38,000	37,830
Gemini Securitization Corp., L.L.C.
5.28%, 01/08/08 (a)(b)(c)	45,000	44,954
4.92%, 02/05/08 (a)(b)(c)	39,000	38,816
4.94%, 02/12/08 (a)(b)(c)	68,000	67,613
5.48%, 02/29/08 (a)(b)(c)	4,000	3,965
General Electric Capital Corp.
5.32%, 02/19/08	126,000	125,122
5.33%, 03/20/08	12,000	11,865
Grampian Funding, L.L.C.
5.21%, 03/31/08 (a)(b)(c)	50,000	49,366
5.22%, 04/02/08 (a)(b)(c)	26,000	25,662
5.26%, 04/07/08 (a)(b)(c)	35,000	34,517
5.24%, 04/08/08 (a)(b)(c)	13,500	13,312
4.79%, 04/25/08 (a)(b)(c)	26,000	25,611
Intesa Funding, L.L.C.
5.12%, 01/31/08 (a)	150,000	149,366
Irish Life & Permanent PLC
5.35%, 01/16/08 (c)	6,000	5,987
J.P. Morgan Chase & Co.
5.01%, 03/14/08	290,000	287,116
Jupiter Securitization Corp.
5.33%, 01/25/08 (a)(b)(c)	233,000	232,180
K2 (USA), L.L.C.
5.40%, 06/13/08 (b)(c)(d)	23,000	23,000
5.42%, 07/15/08 (b)(c)(d)	119,000	119,000
KBC Financial Products International Ltd.
5.20%, 04/02/08 (a)(c)	28,000	27,637
Kitty Hawk Funding Corp.
5.41%, 01/28/08 (a)(b)(c)	54,222	54,004
Mont Blanc Capital Corp.
5.25%, 01/09/08 (a)(b)(c)	90,000	89,896
5.27%, 02/22/08 (a)(b)(c)	30,000	29,775
Morgan Stanley
5.19%, 03/31/08	100,000	98,737
5.17%, 04/07/08	25,000	24,661
Nationwide Building Society U.S.
5.35%, 01/16/08	30,000	29,935
5.20%, 02/27/08	50,000	49,594
5.28%, 03/03/08	55,000	54,507
5.00%, 03/25/08	63,000	62,280
Nieuw Amsterdam Receivables Corp.
5.30%, 01/11/08 (a)(b)(c)	45,000	44,935
5.18%, 03/27/08 (a)(b)(c)	72,000	71,131
Old Line Funding, L.L.C.
4.94%, 02/08/08 (a)(b)(c)	191,324	190,338
5.09%, 02/08/08 (a)(b)(c)	18,606	18,507
4.98%, 02/11/08 (a)(b)(c)	47,000	46,737
5.14%, 02/22/08 (a)(b)(c)	15,000	14,890
5.41%, 02/27/08 (a)(b)(c)	7,000	6,941
5.48%, 02/27/08 (a)(b)(c)	12,000	11,897
Park Avenue Receivables Co., L.L.C.
5.33%, 01/30/08 (a)(b)(c)	20,000	19,915
5.12%, 02/22/08 (a)(b)(c)	84,000	83,387
Picaros Funding, L.L.C.
5.24%, 03/12/08 (a)(b)(c)	58,000	57,413
5.23%, 04/08/08 (a)(b)(c)	41,000	40,431
Ranger Funding Co., L.L.C.
5.40%, 01/25/08 (a)(b)(c)	302,000	300,923
4.91%, 03/14/08 (a)(b)(c)	50,000	49,510
5.05%, 03/19/08 (a)(b)(c)	79,000	78,149
San Paolo IMI U.S. Financial Co.
4.85%, 03/24/08 (a)	89,000	88,025
Scaldis Capital Ltd.
5.31%, 01/09/08 (a)(b)(c)	102,000	101,881
5.07%, 01/10/08 (a)(b)(c)	15,286	15,267
5.27%, 01/15/08 (a)(b)(c)	86,000	85,826
5.19%, 03/25/08 (a)(b)(c)	62,000	61,262
5.14%, 04/16/08 (a)(b)(c)	25,000	24,628
Sedna Finance, Inc.
5.41%, 06/13/08 (b)(c)	56,000	56,000
Sheffield Receivables Corp.
5.07%, 01/15/08 (a)(b)(c)	27,000	26,947
5.07%, 01/25/08 (a)(b)(c)	46,000	45,847
4.92%, 02/07/08 (a)(b)(c)	22,000	21,890
5.01%, 02/07/08 (a)(b)(c)	50,000	49,746
5.03%, 02/08/08 (a)(b)(c)	30,000	29,843
Sigma Finance, Inc.
5.35%, 01/03/08 (b)(c)	117,000	116,966
5.40%, 03/12/08 (b)(c)(d)	5,000	4,949
5.37%, 03/20/08 (b)(c)(d)	24,000	23,728
Solitaire Funding, L.L.C.
5.20%, 02/15/08 (a)(b)(c)	30,000	29,809
5.21%, 02/15/08 (a)(b)(c)	73,000	72,535
5.14%, 04/10/08 (a)(b)(c)	24,000	23,663
5.11%, 04/16/08 (a)(b)(c)	50,000	49,261
5.11%, 04/17/08 (a)(b)(c)	61,000	60,090
Swedbank AB
5.49%, 01/22/08	110,000	109,654
5.05%, 03/19/08	12,500	12,367
Swedbank Mortgage AB
5.22%, 04/10/08	48,000	47,323
Thames Asset Global Securitization No. 1, Inc.
5.74%, 01/11/08 (a)(b)(c)	4,000	3,994
Thunder Bay Funding, L.L.C.
4.92%, 01/15/08 (a)(b)(c)	44,629	44,544
5.04%, 01/15/08 (a)(b)(c)	6,000	5,988
5.41%, 02/27/08 (a)(b)(c)	10,000	9,915
5.19%, 03/07/08 (a)(b)(c)	10,000	9,906
5.03%, 03/17/08 (a)(b)(c)	32,000	31,666
Ticonderoga Funding, L.L.C.
6.08%, 01/08/08 (a)(b)(c)	65,000	64,924
5.43%, 01/31/08 (a)(b)(c)	15,000	14,933
Tulip Funding Corp.
5.92%, 01/10/08 (a)(b)(c)	28,000	27,959
UBS Finance (Delaware), Inc.
5.35%, 01/22/08 (a)	33,000	32,900
5.38%, 03/18/08 (a)	5,000	4,944
5.09%, 07/07/08 (a)	50,000	48,721
Variable Funding Capital Corp.
5.50%, 01/04/08 (a)(b)(c)	50,000	49,977
4.89%, 01/10/08 (a)(b)(c)	10,000	9,988
5.49%, 01/16/08 (a)(b)(c)	96,000	95,782
5.06%, 02/05/08 (a)(b)(c)	7,000	6,966
4.94%, 02/07/08 (a)(b)(c)	27,000	26,865
5.48%, 02/20/08 (a)(b)(c)	34,000	33,747
4.81%, 04/14/08 (a)(b)(c)	50,000	49,321
Whistlejacket Capital, L.L.C.
5.35%, 01/15/08 (b)(c)(d)	50,000	49,898
5.42%, 06/16/08 (b)(c)(d)	13,000	13,000

10 See financial notes

Schwab Money Market Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Windmill Funding Corp.
5.78%, 01/03/08 (a)(b)(c)	43,000	42,986
6.18%, 01/08/08 (a)(b)(c)	66,000	65,921
Yorktown Capital, L.L.C.
4.98%, 01/17/08 (a)(b)(c)	175,000	174,616
5.07%, 02/20/08 (a)(b)(c)	42,000	41,708
5.05%, 03/19/08 (a)(b)(c)	21,000	20,774
5.14%, 03/19/08 (a)(b)(c)	27,000	26,705

		8,296,257

Total Fixed-Rate Obligations (Cost $14,911,326)		14,911,326

Variable-Rate Obligations 16.4% of net assets

ABAG Financial Authority for Nonprofit Corps., California
4.85%, 01/03/08 (a)	17,680	17,680
ABN AMRO Bank N.V.
5.27%, 01/11/08	20,000	20,000
Albuquerque, New Mexico Airport Series B
5.14%, 01/02/08 (a)	14,800	14,800
Bank of Ireland
4.96%, 01/22/08 (c)	50,000	50,000
Bank of New York Co., Inc.
4.93%, 01/28/08 (c)	75,000	75,000
Canadian Imperial Bank of Commerce
4.91%, 01/23/08	65,000	65,000
4.88%, 01/29/08	140,000	140,000
CFM International, Inc.
4.67%, 01/07/08 (a)(c)	8,010	8,010
City of Santa Rosa, California
4.85%, 01/03/08 (a)	9,100	9,100
Commonwealth Bank of Australia
4.92%, 01/24/08 (c)	50,000	50,000
Cook County, IL
4.90%, 01/02/08 (a)	30,000	30,000
Credit Suisse
5.15%, 01/23/08	277,000	277,000
Danske Corp.
4.99%, 02/18/08 (a)(c)	80,000	80,000
Deutsche Bank AG
5.33%, 01/07/08	75,000	75,000
4.96%, 01/23/08	75,000	75,000
4.96%, 01/28/08	60,000	60,002
Fortis Bank
4.80%, 01/28/08	50,000	49,978
Genworth Life & Annuity
5.29%, 01/01/08 (d)	50,000	50,000
5.31%, 01/01/08 (d)	100,000	100,000
Liberty Lighthouse U.S. Capital Co., L.L.C.
4.83%, 02/15/08 (b)(c)(d)	16,000	15,999
4.95%, 03/17/08 (b)(c)(d)	65,000	64,998
Links Finance, L.L.C.
4.95%, 01/18/08 (b)(c)(d)	50,000	50,000
Lowndes Corp., Georgia
5.22%, 01/03/08 (a)(c)	850	850
Merlot 2000 B
5.27%, 01/02/08 (a)(c)	32,630	32,630
Merlot 2001 A67
5.27%, 01/02/08 (a)(c)	5,360	5,360
Merlot 2001 A7
5.27%, 01/02/08 (a)(c)	15,470	15,470
Merrill Lynch & Co., Inc.
5.17%, 01/15/08	100,000	100,000
4.89%, 01/22/08	50,000	50,000
Met Life Insurance Co. of CT
4.97%, 01/28/08 (d)	100,000	100,000
Metropolitan Life Insurance Co.
5.27%, 01/02/08 (d)	100,000	100,000
Mitsubishi UFJ Trust & Banking Corp.
4.97%, 01/30/08	20,000	20,000
Morgan Stanley
5.35%, 01/03/08	240,000	240,000
New Jersey Economic Development Authority
4.77%, 01/07/08 (a)	18,500	18,500
4.77%, 01/07/08 (a)	39,410	39,410
Nordea Bank AB
5.23%, 01/09/08 (c)	50,000	50,000
5.26%, 01/11/08 (c)	45,000	45,000
Royal Bank of Canada
5.30%, 01/10/08	60,000	60,000
Royal Bank of Scotland PLC
5.29%, 01/11/08	200,000	200,000
4.94%, 01/22/08 (c)	185,000	185,000
SE Christian Church, Jefferson County, Kentucky
4.86%, 01/03/08 (a)	5,985	5,985
Societe Generale
5.23%, 01/02/08 (c)	60,000	60,000
The Goldman Sachs Group, Inc.
5.08%, 01/16/08 (c)(d)	80,000	80,000
Wells Fargo & Co.
5.29%, 01/02/08 (c)	75,000	75,000
5.11%, 01/15/08 (c)	165,000	165,004
Westpac Banking Corp.
4.88%, 02/05/08	10,000	10,000
Whistlejacket Capital, L.L.C.
4.86%, 01/22/08 (b)(c)(d)	59,000	58,997
5.15%, 01/23/08 (b)(c)(d)	100,000	100,003
4.86%, 02/19/08 (b)(c)(d)	17,000	16,999

Total Variable-Rate Obligations (Cost $3,211,775)		3,211,775

Issuer	Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 6.9% of net assets

Repurchase Agreements 6.9%

Bear Stearns & Co., Inc.
Tri-Party Repurchase Agreement dated 12/31/07, due 01/02/08 at 4.77%, fully collateralized by U.S. Government Securities with a value of $846,603.	830,220	830,000

See financial notes 11

Schwab Money Market Fund

Portfolio Holdings continued

Issuer	Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement dated 12/31/07, due 01/02/08 at 4.50%, fully collateralized by U.S. Government Securities with a value of $12,172.	11,935	11,932
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement issued 12/31/07, due 01/02/08 at 4.75%, fully collateralized by U.S. Government Securities with a value of $510,000.	500,132	500,000

Total Other Investments (Cost $1,341,932)		1,341,932

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $19,465,033.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,262,400 or 37.1% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $970,571 or 5.0% of net assets.

12 See financial notes

Schwab Money Market Fund

Statement of
Assets and Liabilities

As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$19,465,033
Receivables:
Investments sold		985
Interest		120,101
Prepaid expenses	+	46

Total assets		19,586,165

Liabilities
Payables:
Investment adviser and administrator fees		509
Transfer agent and shareholder services fees		645
Accrued expenses	+	839

Total liabilities		1,993

Net Assets
Total assets		19,586,165
Total liabilities	−	1,993

Net assets		$19,584,172
Net Assets by Source
Capital received from investors		19,584,170
Net investment income not yet distributed		2

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$19,584,172		19,584,263		$1.00

See financial notes 13

Schwab Money Market Fund

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers are x 1,000.

Investment Income
Interest		$1,070,798

Net Realized Gains and Losses
Net realized gains on investments		556

Expenses
Investment adviser and administrator fees		62,354
Transfer agent and shareholder service fees		80,213
Shareholder reports		1,738
Custodian fees		886
Portfolio accounting fees		417
Registration fees		227
Professional fees		80
Trustees’ fees		70
Tax expense		44
Interest expense		4
Other expenses	+	306

Total expenses		146,339
Expense reduction by adviser and Schwab	−	1,271
Custody credits	−	6

Net expenses		145,062

Increase (Decrease) in Net Assets from Operations
Total investment income		1,070,798
Net expenses	−	145,062

Net investment income		925,736
Net realized gains	+	556

Increase in net assets from operations		$926,292

14 See financial notes

Schwab Money Market Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$925,736	$1,341,222
Net realized gains	+	556	5

Increase in net assets from operations		926,292	1,341,227

Distributions to Shareholders
Distributions from net investment income		925,780	1,341,222

Transactions in Fund Shares*
Shares sold		57,195,861	103,610,347
Shares reinvested		908,081	1,283,663
Shares redeemed	+	(60,282,186)	(125,684,521)

Net transactions in fund shares		(2,178,244)	(20,790,511)

Net Assets
Beginning of period		21,761,904	42,552,410
Total decrease	+	(2,177,732)	(20,790,506)

End of period		$19,584,172	$21,761,904

Net investment income not yet distributed		$2	$−

*	Transactions took place at $1.00 per share; figures for shares quantities are the same as for dollars.

See financial notes 15

Schwab Money Market Fund

Financial Notes

1. Business Structure of the Fund:

Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
 Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Money Market Fund offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

16

Schwab Money Market Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of December 31, 2007, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), and determined that no provision for income tax is required in the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting SFAS No. 157 on the fund’s financial statements.

 17

Schwab Money Market Fund

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000.)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to 10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $30 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Transfer Agent Fees	Shareholder Service Fees

0.20%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.73% for so long as CSIM serves as the investment adviser to the fund.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2007, the fund’s total security transactions with other Schwab Funds were $450,000.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the fund’s Statement of Operations.

4.	Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

18

Schwab Money Market Fund

Financial Notes (continued)

5.	Federal Income Taxes:
(All dollar amounts are x 1,000.)

As of December 31, 2007, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$2
Undistributed long-term capital gains	—

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the fund had no capital loss carry forwards.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, the fund had no deferred realized net capital losses and the capital losses utilized to offset capital gains was $44.

The tax-basis components of distributions during the current period and prior fiscal year were:

	Current period distributions	Prior period distributions

Ordinary income	$925,780	$1,341,222
Long-term capital gains	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2007, the fund made the following reclassifications:

Capital shares	$466
Undistributed net investment income	46
Net realized capital gains and losses	(512)

6.	Subsequent Event:

Subsequent to year-end, on February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the fund. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the 1940 Act. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time.

 19

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Fund (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the ‘Fund‘) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ‘financial statements‘) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2008

20

Other Federal Tax Information: (unaudited)
(All dollar amounts are x 1,000)

For the period ended December 31, 2007, the fund designates $378 as a capital gain dividend.

 21

Trustees and Officers

The tables below give information as of December 31, 2007, about the trustees and officers for The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of December 31, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	61	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5–Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	61	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

22

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None.

Walt Bettinger[2] 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	72	None.

 23

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

24

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 25

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

26

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle  SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 27

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Fundamental International Small-Mid Company Index Fundtm
Schwab Fundamental Emerging Markets Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR31359-03

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 11(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
          Audit Fees
          2007: $374,750                    2006: $350,505
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
          Audit-Related Fees
          For services rendered to Registrant:
          2007: $29,119                    2006: $26,635
          Nature of these services: tax provision review.
          In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
          Tax Fees
          For services rendered to Registrant:
          2007: $33,120                    2006: $30,150
          Nature of these services: preparation and review of tax returns.
          In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
          All Other Fees
          For services rendered to Registrant:
          2007: $6,579                    2006: $6,579

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

          In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
     2007: $115,204                    2006: $183,424
     Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.
     2007: $2,541,476                    2006: $4,195,947
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
     Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Charles Schwab Family of Funds

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date:	February 12, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date:	February 12, 2008

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	February 12, 2008